TURNER FUNDS                                                       ANNUAL REPORT
                                                              September 30, 2002


GROWTH FUNDS
------------

Turner Disciplined Large Cap
  Growth Fund

Turner Large Cap Growth
  Opportunities Fund

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Turner Micro Cap Growth Fund


VALUE FUNDS
-----------

Turner Large Cap Value Fund

Turner Midcap Value Fund

Turner Small Cap Value Fund

Turner Small Cap Value
  Opportunities Fund


CORE FUNDS
----------

Turner Small Cap Equity Fund


SECTOR/SPECIALTY FUNDS
----------------------

Turner Technology Fund

Turner Concentrated Growth Fund

Turner Global Top 40 Fund

Turner New Enterprise Fund

Turner Financial Services Fund

Turner New Energy & Power Technology Fund

Turner Healthcare & Biotechnology Fund

Turner Tax Managed U.S. Equity Fund


FIXED INCOME FUNDS
------------------

Turner Core Fixed Income Fund

Turner Total Return Fixed Income Fund

Turner High Yield Fund

Turner Ultra Short Duration Fixed Income Fund

Turner Short Duration Fixed Income Fund

       CONTENTS


  1    Letter to Shareholders
  5    Total returns of Turner Funds
  8    Investment review:
       Turner Disciplined Large Cap
       Growth Fund
 10    Investment review:
       Turner Large Cap Growth
       Opportunities Fund
 12    Investment review:
       Turner Midcap Growth Fund
 14    Investment review:
       Turner Small Cap Growth Fund
 16    Investment review:
       Turner Micro Cap Growth Fund
 18    Investment review:
       Turner Large Cap Value Fund
 20    Investment review:
       Turner Midcap Value Fund
 22    Investment review:
       Turner Small Cap Value Fund
 24    Investment review:
       Turner Small Cap Value
       Opportunities Fund
 26    Investment review:
       Turner Small Cap Equity Fund
 28    Investment review:
       Turner Technology Fund
 30    Investment review:
       Turner Concentrated Growth Fund
 32    Investment review:
       Turner Global Top 40 Fund
 34    Investment review:
       Turner New Enterprise Fund
 36    Investment review:
       Turner Financial Services Fund
 38    Investment review:
       Turner New Energy & Power Technology Fund
 40    Investment review:
       Turner Healthcare & Biotechnology Fund
 42    Investment review:
       Turner Tax Managed U.S. Equity Fund
 44    Investment review:
       Turner Core Fixed Income Fund
 46    Investment review:
       Turner Total Return Fixed Income Fund
 48    Investment review:
       Turner High Yield Fund
 50    Investment review:
       Turner Ultra Short Duration Fixed Income Fund
 52    Investment review:
       Turner Short Duration Fixed Income Fund
 54    Financial Statements
 142   Notes to Financial Statements
 151   Report of Independent Auditors
 152   Shareholder Voting Results
 153   Notice to Shareholders
 154   Trustees and Officers of the Trust



TURNER FUNDS
The Turner Funds currently offer a series of twenty three no-load mutual funds to individual and institutional investors. The minimum initial investment in a Turner Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts. The minimum amount for subsequent investments is $50.

Turner Investment Management, LLC, an affiliate of Turner Investment Partners, serves as the investment adviser for the Small Cap Equity and Small Cap Value Opportunities Funds. Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the remaining Funds. Turner Investment Partners, Inc., founded in 1990, invests more than $7 billion in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions.

Clover Capital Management, Inc., based in Pittsford, New York, serves as the investment sub-adviser to the Large Cap Value, Midcap Value and Small Cap Value Funds and the Core Fixed Income Fund.



SHAREHOLDER SERVICES
Turner Funds shareholders receive annual and semiannual reports, quarterly account statements and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312, visit our website, www.turnerinvestments.com. Or they may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

LETTER TO SHAREHOLDERS

                                                                  September 2002




TO OUR SHAREHOLDERS


The past 12-month period ended September 30, 2002, could be characterized as the time of the Show-Me Stock Market and the Show-Off Bond Market.

The broad-based S&P 500 Index fell 20.49%, as the stock market seemed inclined to require proof that things will in fact get better before it rallies; intense skepticism by investors that corporate earnings and the economy would improve significantly helped keep the market bearish.

NEITHER GROWTH NOR VALUE EXCELLED

During the period, neither the growth- nor the value-investing style worked especially well, but value performed the least poorly. That was reflected in the performance of our own stock funds: our value funds generally recorded smaller losses than our growth funds did. (Each fund's specific performance for the past 12 months is documented in the Total returns of Turner Funds table on pages 5-7 and in the Investment Review reports that begin on page 8.)

Overall, our stock funds specializing in smaller-cap stocks preserved capital best. Of particular note, our Small Cap Equity Fund, a core fund composed of both growth and value stocks, and our Small Cap Value Opportunities Fund got off to relatively strong starts from their March 4, 2002, inceptions, outperforming their target indexes by more than 12 percentage points through September 30. Our growth funds' relative performance improved appreciably towards the end of the period, due partly to their avoidance of many stocks in all sectors that suffered devastating losses. The volatility of our value funds' returns were characteristically modest.

BOND YIELDS FALL TO NEW LOWS

The bond market, on the other hand, responded with panache to a number of catalysts. With the stock market reeling, investors sought refuge in the relative stability of bonds, bidding up prices. Also benefiting the bond market were a subdued inflation rate (which made bonds' fixed payments more valuable) and expectations that if the economy shows further signs of weakness the Federal Reserve will cut interest rates (thereby boosting prices). As a result the Lehman Aggregate Bond Index rose 8.60% -- a spirited performance more than one percentage point above its 10-year annualized average. Yields fell at all maturities. At September 30, the benchmark 10-year Treasury yield was at its lowest point since 1958 -- 3.59% -- down from 4.54% 12 months earlier.

Our bond funds generally recorded soundly positive returns. Our investment-grade bond funds profited from holdings in Treasury securities, the classic flight-to-safety investment of choice. Also enhancing returns were the funds' high average credit quality; in the market, high-rated AAA bonds returned 5.37 percentage points more than the lowest-rated BBB bonds did over the past 12 months.

On the minus side, our bond funds had short- and intermediate-term average durations, which repressed their returns in a falling-rate environment. In addition, our emphasis on mortgage-backed securities hurt results; mortgages didn't participate as fully in the bond-market rally as other bonds did, due to investor fears of early repayments of mortgages. (As mortgage bonds repay -- or prepay -- before their expected maturity, investors are faced with reinvesting the money they receive at lower rates. Even the anticipation that prepayments may rise can result in mortgage securities falling in price.)

BEAR STREAK MAY END

Going forward, we think the worst bear market for stocks in three decades may come to an end over the next few months.

As the saying goes, bull markets create geniuses and bear markets create idiots. This bear market has certainly made investors, including most professionals, look stupid. We've made our own share of mistakes, such as not envisioning the magnitude of the market's decline over the past two years. Nevertheless, we think it would be a big mistake to remain bearish on stocks at this point; in our judgment, the market has considerably more upside potential than downside potential.

HERE ARE THREE REASONS, AMONG OTHERS, WHY WE THINK THAT WAY:

One, the stock market has been so distinctly negative that it suggests to us that a rebound may be imminent. With the exception of the 1929-1932 years of the Great Depression, the stock market has never endured four consecutive losing years. We think the market's losing streak will end at three years in 2002, as it becomes evident that earnings are in fact gradually improving. And although recent headlines in the business press may indicate otherwise, the earnings prospects of corporate America are auspicious. The consensus forecast of Wall Street analysts is that the earnings per share for the S&P 500 Index companies will rise 13.5% over the next 12 months, according to I/B/E/S International, a financial-data company.

Two, the return potential of stocks -- as represented by the S&P 500 earnings yield, based on projected earnings over the next 12 months, versus the yield of the 10-year Treasury -- is uncommonly attractive, in our estimation. As of September 30, the earnings yield of the S&P 500 stood at 6.10%, compared with the 3.59% yield of the 10-year Treasury.


                                               TURNER FUNDS 2002 ANNUAL REPORT 1

                                                                  September 2002


Three, for the first time in years, corporations and corporate insiders -- executives and board members -- are net buyers of shares. This has been a reliable buy signal historically, an indication that share prices are generally compelling.

BONDS: LOW YIELDS, LOW RETURNS?

We are less optimistic about the bond market's prospects over the next 12 months. Since interest payments are the prime contributor to fixed-income results, the low level of yields at present suggests that bonds don't offer ample return potential in the near term. We concur with market pundits that the 10-year Treasury yield will likely be above 5% before the end of next year, as the economy picks up steam. Since bond prices move inversely to yields, a rise in yields of that magnitude would have a decidedly negative impact on total returns.

Finally, we are heartened that you have continued to keep faith with us through the fat and lean years of investment performance. At a time when most mutual-fund organizations have endured net shareholder redemptions, our funds have been privileged to receive a net inflow of $826 million in the year-to-date through September 30.

We like to think we have kept your faith for a number of reasons: because you perceive that we practice what we preach, that we are committed to doing our best for you; because we stick to our investment disciplines, even when they are out of favor, in the belief that they will prove to work over time and help you meet your investment goals; and because we have stayed true to our role as an independent, employee-owned firm. It's precisely because we are independent that we can focus on doing our best for you; our loyalties aren't divided by any obligations to a corporate parent, an outside owner, or an investment-banking business.

Please be assured we will continue striving to do our best for you, and we welcome your questions or comments in that mission.



/s/ BOB TURNER
--------------
Bob Turner
CHAIRMAN AND CHIEF INVESTMENT OFFICER - GROWTH EQUITIES
TURNER INVESTMENT PARTNERS


[PHOTO OMITTED]
BOB TURNER

2  TURNER FUNDS 2002 ANNUAL REPORT

                                                                  September 2002


LIPPER INC. PERFORMANCE RANKINGS OF MUTUAL FUNDS WITH AT LEAST THREE YEARS OF HISTORY
Periods ending September 30, 2002

                                        ONE           TWO        THREE        FOUR         FIVE       SEVEN         10
                                       YEAR          YEARS       YEARS        YEARS        YEARS      YEARS        YEARS
---------------------------------------------------------------------------------------------------------------------------
MULTI CAP GROWTH FUNDS
TURNER CONCENTRATED
GROWTH FUND
Ranking versus competitors             379/410     308/329      194/226        --           --         --           --
Percentile ranking                       92          93           85           --           --         --           --

---------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE INVESTMENT
GRADE DEBT FUNDS
TURNER CORE
FIXED INCOME FUND
Ranking versus competitors             19/358      53/298       30/260       43/218       35/188     20/139        8/62
Percentile ranking                        5          17           11           19           18         14           12

---------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT FUNDS A RATED
TURNER TOTAL RETURN
FIXED INCOME FUND
Ranking versus competitors             87/189      74/165       55/155         --           --         --           --
Percentile ranking                       46          44           35           --           --         --           --

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL-SERVICES FUNDS
TURNER FINANCIAL SERVICES FUND
Ranking versus competitors             46/117       84/94        54/74        22/55        35/42       --           --
Percentile ranking                       39          89           72           40           83         --           --

---------------------------------------------------------------------------------------------------------------------------
HIGH CURRENT YIELD FUNDS
TURNER HIGH YIELD FUND
Ranking versus competitors             317/376     315/336      266/289      215/238        --         --           --
Percentile ranking                       84          93           92           90           --         --           --

---------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUNDS
TURNER LARGE CAP
Growth Opportunities Fund
Ranking versus competitors             603/683     560/616      341/453      250/380      140/308      --           --
Percentile ranking                       88          90           75           65           45         --           --

---------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUNDS
TURNER MIDCAP
GROWTH FUND
Ranking versus
competitors                            347/495     339/410      185/305      68/256       14/206       --           --
Percentile ranking                       70          82           60           26            6         --           --

                                               TURNER FUNDS 2002 ANNUAL REPORT 3

                                                                  September 2002


                                       ONE            TWO        THREE        FOUR         FIVE       SEVEN         10
                                       YEAR          YEARS       YEARS        YEARS        YEARS      YEARS        YEARS
---------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUNDS
TURNER MIDCAP VALUE FUND
Ranking versus competitors             116/192     45/133       64/121       76/102        43/84      39/52        17/27
Percentile ranking                       60          33           52           74           51         75           62

---------------------------------------------------------------------------------------------------------------------------
MULTI-CAP VALUE FUNDS
TURNER LARGE CAP VALUE FUND
Ranking versus competitors             330/472     326/390      231/338      141/281        --         --           --
Percentile ranking                       69          83           68           50           --         --           --

---------------------------------------------------------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUNDS
TURNER TECHNOLOGY FUND
Ranking versus competitors             263/387     269/309      79/137         --           --         --           --
Percentile ranking                       67          87           57           --           --         --           --

---------------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE
U.S. GOVERNMENT FUNDS
TURNER SHORT DURATION
FIXED INCOME FUND
Ranking versus competitors              73/77       73/77        67/72        46/68        43/64      30/50         --
Percentile ranking                       94          94           93           67           67         60           --

---------------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUNDS
TURNER MICRO CAP GROWTH FUND
Ranking versus competitors              6/429      14/362        3/297        1/259         --         --           --
Percentile ranking                        1           3            1            1           --         --           --

---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND
Ranking versus competitors             279/429     278/362      221/297      142/259      90/207     23/110         --
Percentile ranking                       65          76           74           54           43         20           --

---------------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUNDS
TURNER SMALL CAP VALUE FUND
Ranking versus competitors             240/261     122/212      47/184       22/147       14/115       --           --
Percentile ranking                       91          57           25           14           12         --           --

---------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT
OBLIGATIONS FUNDS
TURNER ULTRA SHORT DURATION
FIXED INCOME FUND
Ranking versus competitors              16/37       18/37        10/28        4/26         4/24       4/18          --
Percentile ranking                       43          48           35           15           16         22           --
---------------------------------------------------------------------------------------------------------------------------
Source: Lipper Inc.

4  TURNER FUNDS 2002 ANNUAL REPORT

PERFORMANCE



TOTAL RETURNS OF TURNER FUNDS
Through September 30, 2002


                                                  YEAR                                                (ANNUALIZED) TOTAL
                                      THREE       TO          ONE          THREE       FIVE     TEN   SINCE        ASSETS
FUND NAME/INDEX                       MONTH       DATE        YEAR         YEARS       YEARS    YEARS INCEPTION    ($MIL)

GROWTH
---------------------------------------------------------------------------------------------------------------------------

TURNER DISCIPLINED LARGE CAP
GROWTH FUND                          (15.25)     (35.66)     (25.53)       N/A        N/A        N/A   (36.72)      $59.97
Russell Top 200 Growth Index         (14.51)     (32.47)     (23.79)       n/a        n/a        n/a   (32.53)
S&P 500 Index                        (17.28)     (28.16)     (20.49)       n/a        n/a        n/a   (21.59)
INCEPTION DATE: 6/14/00

---------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH
OPPORTUNITIES FUND                   (15.94)     (35.77)     (26.86)      (20.67)    (3.49)      N/A     0.49        $4.85
Russell Top 200 Growth Index         (14.51)     (32.47)     (23.79)      (20.83)    (4.71)      n/a    (1.02)
S&P 500 Index                        (17.28)     (28.16)     (20.49)      (12.89)    (1.63)      n/a     2.08
INCEPTION DATE: 1/31/97

---------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND --
CLASS I SHARES                       (18.70)     (37.11)     (20.80)      (13.78)     3.61       N/A     9.43      $561.24
Russell Midcap Growth Index          (17.18)     (33.50)     (15.50)      (13.22)    (4.06)      n/a     0.87
INCEPTION DATE: 10/1/96

---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND(1)      (21.03)     (37.12)     (19.36)      (14.20)    (3.54)      N/A    10.63      $144.18
Russell 2000 Growth Index            (21.52)     (35.13)     (18.16)      (15.23)    (9.49)      n/a     0.40
INCEPTION DATE: 2/7/94

---------------------------------------------------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND(1)      (20.26)     (19.86)      (0.12)       22.19       N/A       N/A    34.15      $178.13
Russell 2000 Growth Index            (21.52)     (35.13)     (18.16)      (15.23)      n/a       n/a   (10.00)
INCEPTION DATE: 2/27/98
---------------------------------------------------------------------------------------------------------------------------



VALUE
---------------------------------------------------------------------------------------------------------------------------

TURNER LARGE CAP VALUE FUND          (18.94)     (22.99)     (19.66)       (6.64)      N/A       N/A    (0.83)       $4.26
S&P 500/BARRA Value Index            (20.46)     (27.98)     (22.25)      (9.75)       n/a       n/a    (1.58)
Russell 1000 Value Index             (18.77)     (22.65)     (16.95)      (6.25)       n/a       n/a     0.85
INCEPTION DATE: 10/31/97

---------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP VALUE FUND             (16.03)     (16.65)      (6.37)       3.61       2.10      10.14    9.95       $43.57
Russell Midcap Value Index           (17.95)     (15.61)      (5.46)       2.22       2.37      11.33   12.44
INCEPTION DATE: 12/6/91

---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP VALUE FUND(1)       (22.37)     (22.08)      (8.69)       9.89       4.95       N/A    11.57      $464.58
Russell 2000 Value Index             (21.29)     (15.58)      (1.46)       6.28       2.07       n/a     8.42
INCEPTION DATE: 2/28/96

---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP VALUE
OPPORTUNITIES FUND(1)                (13.12)       N/A         N/A          N/A        N/A       N/A    (7.30)       $0.91
Russell 2000 Value Index             (21.29)       n/a         n/a          n/a        n/a       n/a   (19.72)
INCEPTION DATE: 3/4/02


                                               TURNER FUNDS 2002 ANNUAL REPORT 5


                                                  YEAR                                                (ANNUALIZED) TOTAL
                                      THREE       TO          ONE          THREE       FIVE     TEN   SINCE        ASSETS
FUND NAME/INDEX                       MONTH       DATE        YEAR         YEARS       YEARS    YEARS INCEPTION    ($MIL)


CORE FUNDS
---------------------------------------------------------------------------------------------------------------------------

TURNER SMALL CAP EQUITY FUND(1)      (11.76)       N/A         N/A          N/A         N/A     N/A     (7.00)       $7.26
Russell 2000 Index                   (21.40)       n/a         n/a          n/a         n/a     n/a    (25.15)
INCEPTION DATE: 3/4/02
---------------------------------------------------------------------------------------------------------------------------



SPECIALTY
---------------------------------------------------------------------------------------------------------------------------

TURNER TECHNOLOGY FUND(1)(2)         (28.37)     (55.96)     (37.91)      (33.63)       N/A     N/A    (23.93)      $11.66
Pacific Stock Exchange Technology
  100 Index                          (24.81)     (43.77)     (25.22)      (14.82)       n/a     n/a    (12.52)
Goldman Sachs Technology
  Composite Index                    (27.11)     (51.16)     (34.83)      (32.47)       n/a     n/a    (29.25)
INCEPTION DATE: 6/30/99

---------------------------------------------------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND                          (19.88)     (46.90)     (30.03)      (25.63)       N/A     N/A    (15.64)      $29.18
S&P 500 Index                        (17.28)     (28.16)     (20.49)      (12.89)       n/a     n/a    (13.66)
NASDAQ 100 Index                     (20.80)     (47.18)     (28.69)      (29.78)       n/a     n/a    (13.44)
INCEPTION DATE: 6/30/99

---------------------------------------------------------------------------------------------------------------------------
TURNER GLOBAL TOP 40 FUND(3)         (21.30)     (43.38)     (30.79)        N/A         N/A     N/A    (49.19)       $1.98
MSCI World Growth Index              (16.31)     (25.40)     (15.91)        n/a         n/a     n/a    (28.61)
INCEPTION DATE: 6/30/00

---------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND           (22.79)     (53.86)     (31.00)        N/A         N/A     N/A    (48.26)       $3.20
Nasdaq Composite Index               (19.81)     (39.73)     (21.51)        n/a         n/a     n/a    (41.59)
INCEPTION DATE: 6/30/00

---------------------------------------------------------------------------------------------------------------------------
TURNER FINANCIAL
SERVICES FUND(2)                     (15.82)     (21.87)     (10.98)      (0.91)       0.37     N/A      8.93       $12.15
S&P 500 Financials Index             (17.34)     (21.05)     (15.17)      (0.58)       2.30     n/a     10.54
INCEPTION DATE: 5/22/96

---------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENERGY & Power
TECHNOLOGY FUND(1)(2)                (13.35)     (30.56)     (25.79)        N/A         N/A     N/A    (28.80)       $0.77
S&P 500 Energy Index                 (20.65)     (17.34)     (13.58)        n/a         n/a     n/a    (14.58)
INCEPTION DATE: 2/28/01

---------------------------------------------------------------------------------------------------------------------------
TURNER HEALTHCARE &
BIOTECHNOLOGY FUND(1)(2)              (4.66)     (18.83)     (11.66)        N/A         N/A     N/A     (0.95)       $9.29
S&P 500 Healthcare Index              (7.45)     (23.02)     (22.22)        n/a         n/a     n/a    (17.52)
INCEPTION DATE: 2/28/01

---------------------------------------------------------------------------------------------------------------------------
TURNER TAX MANAGED U.S.
EQUITY FUND                          (16.80)     (30.95)     (23.11)        N/A         N/A     N/A    (25.38)       $4.75
After Taxes (Pre-Liquidation)(4)      n/a         n/a        (23.11)        n/a         n/a     n/a    (25.38)
After Taxes (Post-Liquidation)(4)     n/a         n/a        (14.19)        n/a         n/a     n/a    (19.94)
S&P 500 Index                        (17.28)     (28.16)     (20.49)        n/a         n/a     n/a    (22.08)
Russell 1000 Growth Index            (15.05)     (32.70)     (22.51)        n/a         n/a     n/a    (27.23)
INCEPTION DATE: 2/28/01
---------------------------------------------------------------------------------------------------------------------------


6  TURNER FUNDS 2002 ANNUAL REPORT


                                                  YEAR                                                 (ANNUALIZED) TOTAL
                                      THREE       TO          ONE          THREE       FIVE   TEN      SINCE        ASSETS
FUND NAME/INDEX                       MONTH       DATE        YEAR         YEARS       YEARS  YEARS    INCEPTION    ($MIL)


FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------
TURNER CORE FIXED INCOME FUND          4.59        8.81        8.85        9.33        7.40    7.32      7.67       $42.92
Lehman Aggregate Bond Index            4.59        8.56        8.60        9.49        7.83    7.37      7.57
Merrill Lynch U.S. Domestic Master
 Index                                 4.85        8.68        8.64        9.51        7.86    7.42      7.76
INCEPTION DATE: 12/6/91

---------------------------------------------------------------------------------------------------------------------------
TURNER TOTAL RETURN FIXED
INCOME FUND                            3.04        7.45        6.95        8.57         N/A     N/A      8.05        $8.39
Lehman Aggregate Bond Index            4.59        8.56        8.60        9.49         n/a     n/a      8.94
INCEPTION DATE: 6/30/99

---------------------------------------------------------------------------------------------------------------------------
TURNER HIGH YIELD FUND                (2.25)      (7.77)      (8.05)      (10.96)       N/A     N/A     (7.15)       $9.43
Merrill Lynch High Yield,
  Cash Pay Index                      (3.16)      (7.33)      (2.19)      (1.45)        n/a     n/a     (0.47)
INCEPTION DATE: 2/27/98
---------------------------------------------------------------------------------------------------------------------------

TURNER ULTRA SHORT DURATION
FIXED INCOME FUND--
CLASS I SHARES                         0.76        2.28        2.95        5.44        5.58     N/A      5.86      $470.02
Merrill Lynch 3-Month
   U.S. Treasuary Bill Index           0.45        1.37        2.02        4.40        4.65     n/a      4.95
INCEPTION DATE: 3/1/94

---------------------------------------------------------------------------------------------------------------------------
TURNER SHORT DURATION FIXED
INCOME--CLASS I SHARES                1.56        4.44        4.69        6.66        6.17     N/A      6.25      $264.01
Lehman 1-3 Year U.S. Government
   Bond Index                          2.45        5.04        5.85        7.43        6.67     n/a      6.35
INCEPTION DATE: 3/1/94
---------------------------------------------------------------------------------------------------------------------------

Returns less than one year are cumulative. The Turner Funds are distributed by Turner Investment Distributor, Inc., Berwyn, PA 19312.

A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING (800) 224-6312. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indexes mentioned are unmanaged statistical composites of stock market performance. Investing in an index is not possible.

(1) Investing in technology and science companies and small capitalization companies may subject the funds to specific inherent risks, including above-average price fluctuations.

(2) Funds that take a focus or sector specific approach are subject to greater risk from downturns affecting a specific issuer or industry.

(3) International investment may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Investors should read the prospectus carefully before investing. The indexes mentioned are unmanaged statiscal composites of stock market or bond market performance. Investing in an index is not possible.

(4) After-tax returns are shown using the highest individual federal income tax rates in effect at the time of each distribution. They do not reflect the impact of state and local taxes. Your after-tax return depends on your individual tax situation, and may differ from the figures presented here. If you own fund shares in a tax-deferred account such as an IRA or 401(K) plan, this information does not apply to your investment because these accounts are not subject to current taxes. After-returns for most funds are calculated using the tax liability implied by each fund's declared distributions. However, the exact tax characteristics of many distributions are not known until after the close of the year. For certain funds, conservative estimates are used based on fund history until final amounts become available.

                                               TURNER FUNDS 2002 ANNUAL REPORT 7

INVESTMENT REVIEW



TURNER DISCIPLINED LARGE CAP GROWTH FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
--------------------------------------------------------

TURNER DISCIPLINED LARGE CAP
GROWTH FUND                                      (25.53)%
Lipper Large-Cap Growth Funds Average            (22.17)
Russell Top 200 Growth Index                     (23.79)
--------------------------------------------------------


For the 12-month period ending September 30, 2002, the Turner Disciplined Large Cap Growth Fund returned -25.53%, versus -23.79% for its benchmark, the Russell Top 200 Growth Index.

During the past 12 months, growth stocks registered substantial negative returns similar to the returns for the 12-month period ending September 30, 2001. In analyzing the most recent 12-month period versus the previous 12 months of this bear market, we believe there has been a distinct difference: during the past 12 months, stocks which registered solid earnings actually held up reasonably well in price. In other words, we transitioned from a price/earnings compression to stocks going down simply because they missed earnings.

While we had notable successes in companies where earnings met or exceeded expectations, we also suffered losses in companies that had disappointing earnings. The biggest under-performers were from the healthcare and financial services sectors. Companies from the consumer discretionary and utilities sectors contributed most positively to the Fund's return.

As a pure growth manager, our stocks tend to have a higher beta, higher growth rate and higher P/E than the market. As a result, if the market goes down, we under-perform modestly. This has been the Fund's historical trend, and it continued to hold true during the past fiscal year.



GROWTH OF A $10,000 INVESTMENT IN THE TURNER DISCIPLINED LARGE CAP GROWTH FUND:
JUNE 30, 2000-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                 TURNER         Russell               S&P
6/00             $10000          $10000            $10000
9/00               9655            9304              9903
9/01               4626            5183              7267
9/02               3445            3950              5778

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Disciplined Large Cap Growth Fund is June 14, 2000.




ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
------------------------------------------

PAST ONE YEAR              SINCE INCEPTION
-25.53%                    -36.72%

8  TURNER FUNDS 2002 ANNUAL REPORT

TURNER DISCIPLINED LARGE CAP GROWTH FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Disciplined Large Cap Growth Fund seeks capital appreciation. It invests primarily in common stocks and equity securities of U.S. companies with market capitalization exceeding ten billion that Turner believes have strong earnings growth potential.



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE



o  Ticker symbol TSGEX
o  CUSIP #87252R839
o  Top 10 holdings
   (1) Pfizer
   (2) Microsoft
   (3) Wal-Mart Stores
   (4) Coca-Cola
   (5) General Electric
   (6) Amgen
   (7) Intel
   (8) Medtronic
   (9) Forest Laboratories
   (10)Cisco Systems
o  % in 10 largest holdings 44.9%
o  Number of holdings 48
o  Price/earnings ratio 20.1
o  Weighted average market capitalization $89.68 billion
o  % of holdings with positive earnings surprises 60.0%
o  % of holdings with negative earnings surprises 7.4%
o  Net assets $60 million




--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:




[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]



1.2% Materials & Processing

1.4% Autos/transportation

2.0% Producer durables

12.4% Financial services

13.2% Consumer staples

20.2% Technology

21.0% Consumer discretionary/services

27.9% Healthcare




--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] ROBERT E. TURNER, co-founder, chairman, and chief investment officer - growth equities of Turner Investment Partners, serves as the lead manager on the Disciplined Large Cap Growth Fund. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.

[PHOTO OMITTED] MARK TURNER, co-founder and vice-chairman of Turner Investment Partners, serves as a comanager on the Disciplined Large Cap Growth Fund. Mark previously was vice president and senior portfolio manager with First Maryland Asset Management. He earned a bachelor's degree at Bradley University and an MBA at the University of Illinois.

[PHOTO OMITTED] CHRISTOPHER J. PERRY serves as the comanager of the Disciplined Large Cap Growth Fund. Chris joined Turner in 1998 after serving as a research analyst at the Pennsylvania Merchant Group. A Chartered Financial Analyst, he earned a bachelor's degree at Villanova University and an MBA degree at Drexel University.

[PHOTO OMITTED] KENNY TURNER serves as comanager on the Disciplined Large Cap Growth Fund. Kenny joined Turner in 2001. Previously, he was a management/ systems consultant for Primary Colors Daycare Centers. He holds a bachelor's degree from the University of Virginia, and an MBA from Duke University.

[PHOTO OMITTED] ROBB J. PARLANTI serves as a comanager of the Disciplined Large Cap Growth Fund. Robb joined Turner in 1993 as a senior portfolio manager/security analyst. Robb formerly was an assistant vice president/portfolio manager at PNC Bank. A Chartered Financial Analyst, he received a bachelor's degree at Wake Forest University.


                                               TURNER FUNDS 2002 ANNUAL REPORT 9

INVESTMENT REVIEW



TURNER LARGE CAP GROWTH OPPORTUNITIES FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------

TURNER  LARGE CAP GROWTH
OPPORTUNITIES FUND                               (26.86)%
Lipper Large-Cap Growth Funds Average            (22.17)
Russell Top 200 Growth Index                     (23.79)
---------------------------------------------------------


The Turner Large Cap Growth Opportunities Fund, (formerly the Mercury Select Growth Fund) while being a diversified portfolio of large cap growth stocks, differs from our other large cap growth portfolios in that it is not sector neutral. What we mean by this is that we can over-weight certain sectors over others. As a growth manager, those over-weighted sectors tend to be consumer discretionary, technology and health care. Unfortunately, during the period when value stocks performed better than growth stocks, an over-weighting in growth sectors detracted from performance.

Total return for the 12-month period ending September 30, 2002 was -26.86%. The Russell Top 200 Growth Index, the Fund's benchmark, returned -23.79%.

Stock selection was reasonable, particularly within the technology sector, but the forces of a collapsing sector overall impacted performance negatively. The biggest contributors to under-performance were health care, financial services and energy. In fact, no sectors delivered a positive total return for the Fund for the 12-month period. At the end of the period, growth stocks had begun to out-perform value stocks and stocks with good earnings had generally ceased to drop in price.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER LARGE CAP GROWTH OPPORTUNITIES
FUND:
JANUARY 31, 1997-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

               TURNER             Russell                     S&P
1/97           $10000              $10000                  $10000
9/97            12280               12013                   12200
9/98            14399               14166                   13306
9/99            20587               19019                   17005
9/00            30363               22233                   19263
9/01            14055               12386                   14135
9/02            10280                9439                   11239

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Large Cap Growth Opportunities Fund is January 31, 1997. (1) Returns prior to August 17, 2002, represent performance of the Mercury Select Growth Fund, Class I.


ANNUALIZED TOTAL RETURNS(1)
Periods ending September 30, 2002
------------------------------------------------------------------
PAST ONE           PAST THREE       PAST FIVE            SINCE
YEAR               YEARS            YEARS                INCEPTION
-26.86%            -20.67%          -3.49%               0.49%

10  TURNER FUNDS 2002 ANNUAL REPORT

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Large Cap Growth Opportunities Fund (formerly the Mercury Select Growth Fund) seeks capital appreciation. It invests primarily in common stocks and other equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential.




--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE



o  Ticker symbol TLCGX
o  CUSIP #900297870
o  Top 10 holdings
   (1) Microsoft
   (2) General Electric
   (3) Intel
   (4) Wal-Mart Stores
   (5) Amgen
   (6) Pfizer
   (7) Forest Laboratories
   (8) Medtronic
   (9) Viacom, Cl B
   (10)Cisco Systems
o  % in 10 largest holdings 40.3%
o  Number of holdings 51
o  Price/earnings ratio 21.4
o  Weighted average market capitalization $77.08 billion
o  % of holdings with positive earnings surprises 64.5%
o  % of holdings with negative earnings surprises 8.6%
o  Net assets $5 million




--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

1.3% Materials/processing
1.5% Autos
3.0% Producer durables
8.4% Consumer staples
10.7% Financial services
24.0% Technology
24.0% Healthcare
24.7% Consumer discretionary/services




--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] ROBERT E. TURNER, co-founder, chairman, and chief investment officer - growth equities of Turner Investment Partners, serves as the lead manager on the Turner Large Cap Growth Opportunities Fund. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.

[PHOTO OMITTED] MARK TURNER, co-founder and vice-chairman of Turner Investment Partners, serves as a comanager on the Turner Large Cap Growth Opportunities Fund. Mark previously was vice president and senior portfolio manager with First Maryland Asset Management. He earned a bachelor's degree at Bradley University and an MBA at the University of Illinois.

[PHOTO OMITTED] CHRISTOPHER J. PERRY serves as the comanager of the Turner Large Cap Growth Opportunities Fund. Chris joined Turner in 1998 after serving as a research analyst at the Pennsylvania Merchant Group. A Chartered Financial Analyst, he earned a bachelor's degree at Villanova University and an MBA degree at Drexel University.

[PHOTO OMITTED] KENNY TURNER serves as co- manager on the Turner Large Cap Growth Opportunities Fund. Kenny joined Turner in 2001. Previously, he was a management/systems consultant for Primary Colors Daycare Centers. He holds a bachelor's degree from the University of Virginia, and an MBA from Duke University.

[PHOTO OMITTED] ROBB J. PARLANTI serves as a comanager of the Turner Large Cap Growth Opportunities Fund. Robb joined Turner in 1993 as a senior portfolio manager/ security analyst. Robb formerly was an assistant vice president/portfolio manager at PNC Bank. A Chartered Financial Analyst, he received a bachelor's degree at Wake Forest University.

                                              TURNER FUNDS 2002 ANNUAL REPORT 11

INVESTMENT REVIEW



TURNER MIDCAP GROWTH FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER MIDCAP GROWTH FUND
(CLASS I SHARES)                                 (20.80)%
Lipper Midcap Growth Funds Average               (17.08)
Russell Midcap Growth Index                      (15.50)
---------------------------------------------------------

During the 12-month period ended September 30, 2002, the Turner Midcap Growth Fund fell -20.80% (Class I Shares) versus the Russell Midcap Growth Index, which fell -15.50% for that same time period.

During 2002, the midcap sector felt the effects of slower economic growth. For the second year in a row, earnings growth and profits continued to be revised downward as the business cycle failed to expand to monetary and fiscal stimulus. The second half of the year was plagued with falling confidence among investors in the U.S. stock market due to revelations of corporate fraud, lack of corporate governance and accounting scandals, all of which continued its negative psychological effect through the remainder of the year.

Consumer discretionary overtook healthcare as the largest sector in the Fund. While the economic slowdown hurt business spending, consumers benefited from the low interest rate environment through refinancing and lower-priced goods. Stocks selected in consumer electronics and specialty stores were solid contributors to performance. In addition, healthcare stocks, with continued over-weighting in the managed care and biotech industries, outpaced their respective benchmarks. Technology, the third largest sector of the Fund, experienced disappointing returns due to the lack of IT spending which technology companies depend upon to grow their businesses. Utilities and producer durables were hit hard due to lack of business reinvestment, while the defensive sectors of consumer staples and materials and processing out-performed for the year.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP GROWTH FUND, CLASS I SHARES:
OCTOBER 31, 1996-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                  TURNER MID CAP GROWTH         Russell Mid Cap Growth Index
10/31/96                         $10000                               $10000
Sep 97                            14248                                13119
Sep 98                            14425                                11890
Sep 99                            26552                                16312
Sep 00                            52401                                26159
Sep 01                            21484                                12616
Sep 02                            17016                                10661

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Midcap Growth Fund (Class I Shares) is October 1, 1996.


ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
---------------------------------



                        PAST              PAST            PAST           SINCE
                     ONE YEAR       THREE YEARS     FIVE YEARS        INCEPTION
Class I Shares        -20.80%           -13.78%          3.61%            9.43%
Class II Shares       -21.19%              N/A            N/A           -20.39%

12  TURNER FUNDS 2002 ANNUAL REPORT

TURNER MIDCAP GROWTH FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Midcap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with medium market capitalizations at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell Midcap Growth Index.



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE




o  Ticker symbol TMGFX,
   Class I Shares
o  CUSIP #900297409,
   Class I Shares
o  Top 10 holdings
   (1) Intuit
   (2) St. Jude Medical
   (3) Starbucks
   (4) Anthem
   (5) Amazon.com
   (6) Electronic Arts
   (7) Wellpoint Health Networks
   (8) AmerisourceBergen
   (9) Symantec
   (10)Bed Bath & Beyond
o  % in 10 largest holdings 17.2%
o  Number of holdings 113
o  Price/earnings ratio 21.9
o  Weighted average market capitalization $4.34 billion
o  % of holdings with positive earnings surprises 87.5%
o  % of holdings with negative earnings surprises 0.70%
o  Net assets $561 million, Class I Shares



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]



1.6% Autos/transportation

2.1% Utilities/communication

3.7% Materials/processing

3.8% Consumer staples

4.0% Energy

5.4% Producer durables

11.1% Financial services

12.3% Technology

26.4% Healthcare

28.8% Consumer discretionary/services




--------------------------------------------------------------------------------
PORTFOLIO MANAGERS


[PHOTO OMITTED] CHRISTOPHER K. MCHUGH, co-founder Turner Investment Partners, has served as the lead product manager of the Midcap Growth Fund since its inception in 1996. Chris joined Turner when it was founded in 1990 and previously held a position as performance specialist at Provident Capital Management. He earned a bachelor's degree at the Philadelphia College of Textiles and Science and an MBA degree at St. Joseph's University.


[PHOTO OMITTED] WILLIAM C. MCVAIL serves as a comanager of the Midcap Growth Fund. Before joining Turner in 1998, Bill was a portfolio manager at PNC Equity Advisors. A Chartered Financial Analyst, Bill received a bachelor's degree from Vassar College.



[PHOTO OMITTED] ROBERT E. TURNER, co-founder, chairman, and chief investment officer growth equities of Turner Investment Partners, serves as a comanager of the Midcap Growth Fund. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.




                                              TURNER FUNDS 2002 ANNUAL REPORT 13

INVESTMENT REVIEW



TURNER SMALL CAP GROWTH FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
----------------------------------------------------------

TURNER SMALL CAP GROWTH FUND                      (19.36)%
Lipper Small-Cap Growth Funds Average             (17.07)
Russell 2000 Growth Index                         (18.16)
----------------------------------------------------------


The 12-month period ending September 30, 2002 was a challenging one for the U.S. equity markets. The Turner Small Cap Growth Fund was not immune to the market's overall misfortunes. The Fund's total return was -19.36%, lagging its benchmark, the Russell 2000 Growth Index, which had a total return of -18.16% for the period.

The difficult investment environment was represented by the fact that only one sector turned in positive absolute returns for the period, that sector being Consumer Discretionary stocks. Despite difficult news on many fronts, Americans kept shopping throughout most of the year. However, strong relative performance in sectors such as Consumer Discretionary, Healthcare and Utilities were offset by poor relative performance in sectors such as Technology, Producer Durables and Financials, all of which felt the brunt of business contractions.

Bright notes in the portfolio were contributed by Corinthian Colleges and Chico's FAS in the consumer discretionary sector, and Overture Services in technology. On the down side, under-performers included D&K Healthcare, Extreme Networks in technology, and Insight Enterprises, a technology retailer.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP GROWTH FUND:
FEBRUARY 28, 1994-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

             TURNER SMALL CAP GROWTH           Frank Russell 2000 Growth Index
2/28/94                       $10000                                    $10000
Sep 94                         10303                                      9618
Sep 95                         15812                                     12328
Sep 96                         24103                                     13883
Sep 97                         28114                                     17125
Sep 98                         23362                                     12873
Sep 99                         37179                                     17073
Sep 00                         58025                                     22137
Sep 01                         29123                                     12709
Mar 02                         23485                                     10401

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund is February 7, 1994.



ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
----------------------------------------------------

PAST ONE       PAST THREE     PAST FIVE    SINCE
YEAR           YEARS          YEARS        INCEPTION
-19.36%        -14.20%        -3.54%       10.63%

14  TURNER FUNDS 2002 ANNUAL REPORT

TURNER SMALL CAP GROWTH FUND




--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Small Cap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with small market capitalizations at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell 2000 Growth Index.


--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE




o  Ticker symbol TSCEX
o  CUSIP #900297300
o  Top 10 holdings
   (1) Ultra Petroleum
   (2) Chesapeake Energy
   (3) Neurocrine Biosciences
   (4) Southwest Bancorp of Texas
   (5) Affiliated Managers Group
   (6) Trimeris
   (7) Covance
   (8) Scios
   (9) CAL Dive International
   (10)Cumulus Media, Cl A
o  % in 10 largest holdings 15.1%
o  Number of holdings 130
o  Price/earnings ratio 19.9
o  Weighted average market capitalization $850 million
o  % of holdings with positive earnings surprises 70.1%
o  % of holdings with negative earnings surprises 7.6%
o  Net assets $144 million




--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:




[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]



2.0% Utilities/Communication

2.4% Autos/transportation

3.2% Consumer staples

5.0% Energy

5.9% Materials & Processing

8.3% Producer durables

18.0% Financial services

14.0% Technology

18.3% Consumer discretionary/services

20.5% Healthcare




--------------------------------------------------------------------------------
PORTFOLIO MANAGERS


[PHOTO OMITTED] WILLIAM C. MCVAIL serves as the lead product manager of the Small Cap Growth Fund. Before joining Turner in 1998, Bill was a portfolio manager at PNC Equity Advisors. A Chartered Financial Analyst, Bill received a bachelor's degree from Vassar College.


[PHOTO OMITTED] FRANK L. SUSTERSIC serves as a comanager of the Small Cap Growth Fund. A Chartered Financial Analyst, Frank joined Turner in 1994. Previously he was an investment officer and fund manager with First Fidelity Bank Corporation. He holds a bachelor's degree from the University of Pennsylvania.


[PHOTO OMITTED] CHRISTOPHER K. MCHUGH, co-founder Turner Investment Partners, serves as a comanager of the Small Cap Growth Fund. Chris joined Turner when it was founded in 1990 and previously held a position as performance specialist at Provident Capital Management. He earned a bachelor's degree at the Philadelphia College of Textiles and Science and an MBA degree at St. Joseph's University.



[PHOTO OMITTED] JASON D. SCHROTBERGER serves as comanager on the Small Cap Growth Fund. A Chartered Financial Analyst, Jason joined Turner in 2001. Previously he was an investment analyst with BlackRock Financial Management. He holds a bachelor's degree from Denison University and an MBA from the University of Illinois.


                                              TURNER FUNDS 2002 ANNUAL REPORT 15

INVESTMENT REVIEW



TURNER MICRO CAP GROWTH FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------

TURNER MICRO CAP GROWTH FUND                      (0.12)%
Lipper Small-Cap Growth Funds Average            (17.07)
Russell 2000 Growth Index                        (18.16)
---------------------------------------------------------

The Turner Microcap Growth Fund navigated the volatile equity markets well over the past 12 months with a return of -0.12%, compared to the Russell 2000 Growth Index return of -18.16%.

The first half of calendar 2002 proved to be a challenging period for any investor in the U.S. stock market, as corporate governance issues came to the forefront. While attention was focused on frauds that were uncovered at large cap companies such as Enron and Worldcom, the concerns of widespread accounting irregularities led to dramatic valuation compression for every segment of the market. In the most recent quarter, attention shifted to a surprisingly weakening economy. There were several signs that the consumer was starting to become more conservative, and various leading economic indicators have weakened from earlier this year.

Given that economic conditions were certainly not robust, it has been imperative to give significant attention not only to a specific company's revenue and earnings growth projections, but also to the company's balance sheet and valuation. The major positive contributors to the Fund's performance over the past year included: retailer Tractor Supply Company; gaming operator Penn National Gaming; and consulting firm FTI Consulting. All three firms experienced strong organic growth, and made significant accretive acquisitions that seem truly synergistic. Three stocks that detracted from performance included: retailer Delia's; biotech firm IntraBiotics Pharmaceuticals; and distributor D&K Healthcare. All three firms failed to execute on their growth strategies.

The Fund again ranked in the top 10 of all small cap growth funds as measured by Lipper Analytical Services (see page 4).


GROWTH OF A $10,000 INVESTMENT IN THE TURNER MICRO CAP GROWTH FUND:
FEBRUARY 28, 1998-SEPTEMBER 30, 2002 *



[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]



         TURNER MICROCAP GROWTH FUND          Russell 2000 Growth Index Fund
2/98                          $10000                                  $10000
9/98                            9882                                    7625
9/99                           21093                                   10113
9/00                           48308                                   13113
9/01                           38535                                    7528
9/02                           38498                                    6161


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Micro Cap Growth Fund is February 27, 1998.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
------------------------------------------------------

PAST ONE YEAR      PAST THREE YEARS    SINCE INCEPTION
-0.12%             22.19%              34.15%

16   TURNER FUNDS 2002 ANNUAL REPORT

TURNER MICRO CAP GROWTH FUND




--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Micro Cap Growth Fund seeks capital appreciation. It invests primarily in common stocks and other equity securities of U.S. companies with very small market capitalizations that Turner believes have strong earnings growth potential. Micro cap companies are defined for this purpose as companies with market capitalizations of companies included in the lower end of the Russell 2000 Growth Index particularly those under $500 million.


--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE



o  Ticker symbol TMCGX
o  CUSIP #872524301
o  Top 10 holdings
   (1) FTI Consulting
   (2) Dianon Systems
   (3) Penn National Gaming
   (4) Tractor Supply
   (5) Movie Gallery
   (6) Evergreen Resources
   (7) Patina Oil & Gas
   (8) Oshkosh Truck
   (9) CACI International, Cl A
   (10)EDO
o  % in 10 largest holdings 24.2%
o  Number of holdings 85
o  Price/earnings ratio 15.7
o  Weighted average market capitalization $510 million
o  % of holdings with positive earnings surprises 59.8%
o  % of holdings with negative earnings surprises 5.5%
o  Net assets $178 million



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS



[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]





0.3% Utilities/communication

1.6% Consumer Staples

2.4% Producer durables

3.6% Materials/processing

4.9% Autos/transportation

8.3% Energy

8.9% Financial services

9.2% Technology

21.1% Healthcare

24.8% Consumer discretionary/services




--------------------------------------------------------------------------------
PORTFOLIO MANAGERS


[PHOTO OMITTED] FRANK L. SUSTERSIC has served as the lead product manager of the Micro Cap Growth Fund since its inception in 1998. A Chartered Financial Analyst, Frank joined Turner in 1994. Previously he was an investment officer and fund manager with First Fidelity Bank Corporation. He holds a bachelor's degree from the University of Pennsylvania.


[PHOTO OMITTED] WILLIAM C. MCVAIL serves as the comanager of the Micro Cap Growth Fund. Before joining Turner in 1998, Bill was a portfolio manager at PNC Equity Advisors. A Chartered Financial Analyst, Bill received a bachelor's degree from Vassar College.


[PHOTO OMITTED] HEATHER F. MCMEEKIN serves as comanager on the Micro Cap Growth Fund. Heather joined Turner in 2001 after serving as an associate equity research analyst with UBS Warburg LLC. She holds a bachelor's degree from Tulane University and an MBA from New York University.


                                              TURNER FUNDS 2002 ANNUAL REPORT 17

INVESTMENT REVIEW



TURNER LARGE CAP VALUE FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER LARGE CAP VALUE FUND                      (19.66)%
Lipper Multi-Cap Value Funds Average             (16.09)
S&P 500/BARRA Value Index                        (22.25)
Russell 1000 Value Index                         (16.95)
S&P 500 Index                                    (20.49)
---------------------------------------------------------

For the 12-month period ended September 30, 2002, the Turner Large Cap Value Fund posted a loss of 19.66%, compared with a loss of 16.95% for the Russell 1000 Value Index and a loss of 20.49% for the S&P 500 Index.

During the period, turmoil and volatility buffeted the markets. Terrorism, international instability, corporate fraud, accounting scandals and an uncertain economic direction continued to weigh heavily on investor confidence. Risk was significantly revalued against this backdrop even in the face of a record low interest rate environment. Well into the third year of correction, many storm clouds are still apparent. However, the banking system, while challenged, remains solid and the employment picture in aggregate is stabilizing as the Fed has exhibited an extremely accommodative monetary policy stance.

The three highest contributors to return in the quarter were Proctor & Gamble, Fortune Brands and Wells Fargo. Proctor & Gamble and Fortune Brands performed well as the stability of their financial profiles was valued by investors in these highly uncertain times. Wells Fargo, with its significant mortgage operation and its focus on small business commercial lending, avoided many of the significant corporate lending problems plaguing its money center counterparts.

The three most negative contributors in the Fund were Verizon, SBC Communications and Morgan Stanley. Poor industry fundamentals and accounting scandals severely impacted the entire Telecom industry. Both Verizon and SBC also saw their stock prices deteriorate in the face of these issues, although to a significantly smaller degree than many other industry players. Morgan Stanley was negatively impacted by deteriorating industry fundamentals, as reduced investor confidence and activity were reflected in brokerage stock valuations.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER LARGE CAP VALUE FUND:
OCTOBER 31, 1997-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                     TURNER LARGE CAP                S&P 500/BARRA              S&P 500          Russell 1000
                           VALUE FUND             BARRA Value Index               Index           Value Index
10/97                          $10000                        $10000              $10000                $10000
9/98                             9347                         10362               11284                 10657
9/99                            11793                         12587               14421                 12652
9/00                            14133                         14318               16336                 13779
9/01                            11947                         11900               11988                 12551
9/02                             9598                          9252                9531                 10424

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Large Cap Value Fund is October 31, 1997.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
-----------------------------------------------------------

PAST ONE YEAR         PAST THREE YEARS      SINCE INCEPTION
-19.66%               -6.64%                -0.83%

18  TURNER FUNDS 2002 ANNUAL REPORT

TURNER LARGE CAP VALUE FUND




--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Large Cap Value Fund invests primarily in common stocks and other equity securities of U.S. companies with large market capitalizations that the Sub-Adviser, Clover Capital Management, believes have low valuations and attractive dividend yields relative to the market or to their own trading history. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500 Index. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE


o  Ticker symbol TLCVX
o  CUSIP #87252R706
o  Top 10 holdings
   (1) Wells Fargo
   (2) Exxon Mobil
   (3) ConocoPhillips
   (4) Safeco
   (5) Procter & Gamble
   (6) Greenpoint Financial
   (7) Hibernia, Cl A
   (8) Morgan Stanley
   (9) Coca-Cola Enterprises
   (10)United Parcel Service, Cl B
o  % in 10 largest holdings 30.4%
o  Number of holdings 68
o  Price/earnings ratio 12.5
o  Weighted average market capitalization $37.97 billion
o  Net assets $4 million



-------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]


3.8% Healthcare

4.2% Materials/processing

7.7% Producer durables

8.6% Utilities/communication

8.6% Technology

10.2% Energy

11.7% Consumer Staples

12.5% Consumer discretionary/services

30.9% Financial services




--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] LAWRENCE R. CREATURA serves as the lead manager on the Large Cap Value Fund. A Chartered Financial Analyst, Lawrence joined Clover Capital Management, Inc. in 1994. Previously he was a laser systems engineer/researcher for Laser Surge, Inc. He earned a bachelor's degree and an MBA degree from the University of Rochester.

[PHOTO OMITTED] PAUL W. SPINDLER serves as a comanager on the Large Cap Value Fund. A Chartered Financial Analyst, Paul joined Clover Capital Management, Inc. in 1988. He earned a bachelor's degree from Rochester Institute of Technology and an MBA degree from Ohio State University.

                                              TURNER FUNDS 2002 ANNUAL REPORT 19

INVESTMENT REVIEW



TURNER MIDCAP VALUE FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER MIDCAP VALUE FUND                          (6.37)%
Lipper Midcap Value Funds Average                 (6.34)
Russell Midcap Value Index                        (5.46)
Russell Midcap Index                              (8.98)
---------------------------------------------------------

For the 12-month period ended September 30, 2002, the Turner Midcap Value Fund posted a total return of -6.37% versus a total return for the Russell Midcap Value Index of -5.46% and -8.98% for the Russell Midcap Index. While the Fund had been successful in outrunning the bear market that began in 2000 by posting positive returns, the severity of the bear market intensified during the past quarter and dragged the Fund's returns into negative territory.

Our largest sector investment was in financial services companies, with an emphasis on regional banks and personal lines insurance operators. With respect to our insurance holdings, we have employed a conscious strategy of investing in companies poised to benefit from the pricing rebound that is occurring in the auto insurance industry. Positive contributors to performance over the past year included stocks from Caremark Rx in healthcare, Hibernia in financial services, and Dial in consumer. Detractors were stocks from Charter Communications in broadcasting and cable television, and Massey Energy from the energy sector and Xcel Energy from utilities.


Growth of a $10,000 Investment in the Turner Midcap Value Fund:
December 31, 1991-September 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                    TURNER MID CAP VALUE FUND             Russell Mid-Cap Index               Russell Mid-Cap Value Index
12/31/91                               $10000                            $10000                                    $10000
Sep 92                                  10014                             10529                                     11083
Sep 93                                  11145                             13127                                     14102
Sep 94                                  13471                             13344                                     14245
Sep 95                                  16892                             16959                                     17771
Sep 96                                  18759                             19679                                     20568
Sep 97                                  23717                             26578                                     28847
Sep 98                                  22294                             24981                                     27777
Sep 99                                  23660                             29840                                     30366
Sep 00                                  26895                             39275                                     34313
Sep 01                                  28105                             30493                                     34299
Mar 02                                  26315                             27755                                     32427

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Midcap Value Fund is December 6, 1991.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
----------------------------------------------------------------------------

PAST ONE       PAST THREE       PAST FIVE       PAST TEN          SINCE
YEAR           YEARS            YEARS           YEARS             INCEPTION
-6.37%         3.61%            2.10%           10.14%            9.95%

20  TURNER FUNDS 2002 ANNUAL REPORT

TURNER MIDCAP VALUE FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Midcap Value Fund invests primarily in common stocks and other equity securities of U.S. companies with medium and small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or their historic valuation. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE




o  Ticker symbol CCEVX
o  CUSIP #87252R102
o  Top 10 holdings
   (1) Caremark Rx
   (2) Safeco
   (3) Pioneer Natural Resources
   (4) GreenPoint Financial
   (5) Jones Apparel Group
   (6) Dun & Bradstreet
   (7) United Stationers
   (8) Huntington Bancshares
   (9) Puget Energy
   (10)Mercury General
o  % in 10 largest holdings 30.7%
o  Number of holdings 52
o  Price/earnings ratio 11.7
o  Weighted average market capitalization $3.17 billion
o  Net assets $44 million



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

1.9% Materials/processing

2.8% Technology

4.0% Consumer staples

4.5% Healthcare

5.6% Energy

11.8% Utilities/communication

12.4% Consumer discretionary/services

18.3% Producer durables

27.9% Financial services



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] MICHAEL E. JONES, co-founder and managing director of Clover Capital, serves as the lead manager on the Midcap Value Fund. A Chartered Financial Analyst, Michael previously was a senior analyst & portfolio manager at Manning & Napier. He earned a bachelor's degree from the University of Rochester.

[PHOTO OMITTED] MATTHEW E. KAUFLER serves as comanager of the Midcap Value Fund. Before joining Clover Capital Management, Inc in 1991, Matthew was an assistant VP and portfolio manager at Chase Manhattan. A Chartered Financial Analyst, Matthew received a bachelor's degree from the New York Institute of Technology and an MBA degree from the Rochester Insititute of Technology.

                                              TURNER FUNDS 2002 ANNUAL REPORT 21

TURNER SMALL CAP VALUE FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER SMALL CAP VALUE FUND                       (8.69)%
Lipper Small-Cap Value Funds Average              (0.56)
Russell 2000 Value Index                          (1.46)
Russell 2000 Index                                (9.30)
---------------------------------------------------------

For the 12-month period ended September 30, 2002, the Turner Small Cap Value Fund declined 8.69%, compared with a loss of 1.46% for the Russell 2000 Value Index and a loss of 9.30% for the Russell 2000 Index.

Fund performance was negatively impacted by stock selection in the consumer discretionary, materials and financials sectors. In contrast, stock selection in the industrial, technology and healthcare sectors had a significantly positive impact. This strength served to partially offset some of the weakness experienced in other sectors. Portfolio sector weights during the year were fairly close to the weights of our benchmark, the Russell 2000 Value Index, and therefore did not have a significant impact on performance in either direction.

The Fund felt the pain of the broad market decline that occurred over the last 12 months. Stocks which hurt overall results included Mutual Risk Management, Tesoro Petroleum and Liberate Technologies. On the positive side, ESS Technology, AGCO and Western Digital all contributed positive performance.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP VALUE FUND:
FEBRUARY 29, 1996-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

               TURNER SMALL CAP VALUE FUND              Frank Russell 2000 Index                Frank Russell 2000 Value Index
2/29/96                             $10000                                $10000                                        $10000
sep 96                               10838                                 10752                                         10785
Sep 97                               16169                                 14320                                         15385
Sep 98                               12733                                 11596                                         13417
Sep 99                               15511                                 13808                                         14199
Sep 00                               20101                                 17037                                         16381
Sep 01                               22543                                 13424                                         17299
Sep 02                               20584                                 12175                                         17047

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Value Fund is February 28, 1996.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
------------------------------------------------------------

   PAST ONE        PAST THREE       PAST FIVE      SINCE
   YEAR            YEARS            YEARS          INCEPTION
   -8.69%          9.89%            4.95%          11.57%

22  TURNER FUNDS 2002 ANNUAL REPORT

TURNER SMALL CAP VALUE FUND




--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Small Cap Value Fund invests primarily in common stocks and other equity securities of U.S. companies with small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or to their historical valuation. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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T                 |           |
                  |           |
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I                 |           |
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N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE




o  Ticker symbol TCSVX
o  CUSIP #87252R300
o  Top 10 holdings
   (1) Hearst-Argyle Television
   (2) Hibernia, Cl A
   (3) Rayovac
   (4) New York Community
       Bancorp
   (5) AK Steel Holding
   (6) Community First Bankshare
   (7) CMS Energy
   (8) Men's Wearhouse
   (9) Ciber
   (10)Harleysville Group
o  % in 10 largest holdings 16.0%
o  Number of holdings 153
o  Price/earnings ratio 13.1
o  Weighted average market capitalization $870 million
o  Net assets $465 million



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2.6% Consumer stables

2.8% Energy

4.0% Healthcare

6.9% Utilities/communication

10.0% Materials/processing

11.7% Technology

14.6% Consumer discretionary/services

16.8% Producer durables

29.9% Financial services



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] MICHAEL E. JONES, co-founder and Managing Director of Clover Capital, serves as the lead manager on the Small Cap Value Fund. A Chartered Financial Analyst, Michael previously was a senior analyst & portfolio manager at Manning & Napier. He earned a bachelor's degree from the University of Rochester.

[PHOTO OMITTED] LAWRENCE R. CREATURA serves as a comanager on the Small Cap Value Fund. A Chartered Financial Analyst, Lawrence joined Clover Capital Management, Inc. in 1994. Previously he was a laser systems engineer/ researcher for Laser Surge, Inc. He earned a bachelor's degree and an MBA degree from the University of Rochester.

                                              TURNER FUNDS 2002 ANNUAL REPORT 23

INVESTMENT REVIEW



TURNER SMALL CAP VALUE OPPORTUNITIES FUND


TOTAL RETURN
PERIOD FROM MARCH 4, 2002 TO SEPTEMBER 30, 2002
----------------------------------------------------------
TURNER SMALL CAP VALUE
   OPPORTUNITIES FUND                             (7.30)%
Russell 2000 Value Index                         (19.72)
----------------------------------------------------------

For the period from March 4, 2002 (the Fund's inception date) to the period ended September 30, 2002, the Turner Small Cap Value Opportunities Fund returned -7.30%, outperforming its benchmark (the Russell 2000 Value Index), which returned -19.72% for the same period.

The Fund was helped by strong relative performance in the technology and materials and processing sectors. In technology, Tier Technologies, an information technology provider for states and local governments, performed well as the company was successful in winning significant additional business. In materials and processing, Jarden's share price more than doubled after announcing a highly accretive acquisition. Sectors that hurt performance were finance and autos and transportation. Within autos and transportation, the Fund was negatively impacted by the performance of Northwest Airlines and Continental Airlines, as the airline industry continued to perform poorly. In finance, the Fund was negatively impacted by the performance of Allmerica Financial as the company's results suffered due to the decline in the equity markets.

During the period we moved money into the finance, materials and processing, and technology sectors. We lowered our weightings in consumer discretionary, autos and transportation, and consumer staples. At the end of the period, we remained overweight in technology and materials and processing, and underweight in finance, autos and transportation, and utilities.

During the year we continued to employ our disciplined investment process highlighting companies whose intrinsic value significantly exceeded their market value.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP VALUE OPPORTUNITIES FUND:
MARCH 31, 2002-SEPTEMBER 30, 2002*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                     TURNER SMALL CAP VALUE OPPORTUNITIES FUND            Frank Russell 2000 Index
2/28/02                                                 $10000                              $10000
Mar 02                                                    8737                                7705

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Value Opportunities Fund is March 4, 2002.



CUMULATIVE TOTAL RETURN
Period ending September 30, 2002
--------------------------------

SINCE INCEPTION
-7.30%

24  TURNER FUNDS 2002 ANNUAL REPORT

TURNER SMALL CAP VALUE OPPORTUNITIES FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Small Cap Value Opportunities Fund seeks long-term capital growth. It invests primarily in equity securities of small capitalization companies that the Adviser believes have the potential for growth and that appear to be trading below their perceived value. Small capitalization companies are defined for this purpose as companies with market capitalization at the time of purchase that is within the range of capitalization represented in the Russell 2000 Value Index.




--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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                  |           |
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I                 |           |
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N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE



o  Ticker symbol TSVOX
o  CUSIP #87252R607
o  Top 10 holdings
   (1) R.H. Donnelley
   (2) Walter Industries
   (3) Intergraph
   (4) Analogic
   (5) Louisiana-Pacific
   (6) Lyondell Chemical
   (7) Lesco
   (8) Pittston Brink's Group
   (9) Moore
   (10)GenCorp
o  % in 10 largest holdings 33.7%
o  Number of holdings 64
o  Price/earnings ratio 16.0
o  Weighted average market capitalization $800 million
o  Net assets $913 thousand




--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:




[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS



0.9% Consumer Staples

1.9% Autos & Transportations

3.0% Energy

3.4% Healthcare

3.4% Utilities/communication

7.4% Producer durables

10.9% Technology

17.4% Materials/processing

21.4% Consumer discretionary/services

29.2% Financial services




--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] THOMAS DIBELLA serves as comanager on the Small Cap Value Opportunities Fund. A Chartered Financial Analyst and Certified Public Accountant, Thomas joined Turner Investment Management, LLC. in 2002. Previously he was vice president and portfolio manager with Aeltus Investment Management. He holds a bachelor's and MBA degree from the University of Connecticut.

[PHOTO OMITTED] KENNETH GAINEY serves as comanager on the Small Cap Value Opportunities Fund. A Chartered Financial Analyst, Kenneth joined Turner Investment Management, LLC. in 2002. Previously Kenneth held various financial and portfolio management decisions with Aeltus Investment Management and Aetna International, Inc./Aetna Financial Services. He holds a bachelor's degree from the University of Massachusetts and an MBA from the University of Chicago.


                                              TURNER FUNDS 2002 ANNUAL REPORT 25

INVESTMENT REVIEW



TURNER SMALL CAP EQUITY FUND


TOTAL RETURN
PERIOD FROM MARCH 4, 2002 TO SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER SMALL CAP EQUITY FUND                      (7.00)%
Russell 2000 Index                               (25.15)
---------------------------------------------------------

For the period from March 4, 2002 (the Fund's inception date) to the period ended September 30, 2002, the Turner Small Cap Equity Fund returned -7.00%, outperforming its benchmark (the Russell 2000 Index), which returned -25.15% for the same period.

The Fund was helped by strong relative performance in the technology and consumer discretionary sectors. In technology, Intergraph performed well as the company moved forward with its restructuring and received a settlement payment based on its patent infringement suit with Intel. Tier Technologies and Nam Tai Electronics performed well, both having successfully entered new markets. In consumer discretionary, Jarden more than doubled after announcing a highly accretive acquisition.

On the negative side, performance was mostly hurt by holdings in finance. One holding, Allmerica Financial, declined after the company wrote a fairly sizeable piece of unprofitable business.

During the period we moved money into the consumer discretionary, materials and processing, and technology sectors. We lowered our weightings in producer durables, autos and transportation and utilities. We continued to employ our disciplined investment process of highlighting those companies demonstrating the strongest business momentum or those companies whose intrinsic value significantly exceed their market value.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP EQUITY FUND:
MARCH 31, 2002-SEPTEMBER 30, 2002*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

              TURNER SMALL CAP EQUITY FUND          Frank Russell 2000 Index
2/28/02                              10000                             10000
Mar 02                                8789                              7203

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Equity Fund is March 4, 2002.



CUMULATIVE TOTAL RETURN
Period ending September 30, 2002
--------------------------------------------------------------------------------

SINCE INCEPTION
-7.00%

26  TURNER FUNDS 2002 ANNUAL REPORT

TURNER SMALL CAP EQUITY FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Small Cap Equity Fund seeks long-term capital growth. It invests primarily in equity securities of small capitalization companies that the Adviser believes have the potential for long-term growth and that are attractively priced. Small capitalization companies are defined for this purpose as companies that have a market capitalization at the time of purchase that is within the range of market capitalization represented in the Russell 2000 Index.



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE



o  Ticker symbol TSEIX
o  CUSIP #87252R714
o  Top 10 holdings
   (1) R.H. Donnelley
   (2) Intergraph
   (3) Tier Technologies, Cl B
   (4) Walter Industries
   (5) Analogic
   (6) Moore
   (7) Pittston Brink's Group
   (8) Lyondell Chemical
   (9) Charming Shoppes
   (10)GenCorp
o  % in 10 largest holdings 28.8%
o  Number of holdings 72
o  Price/earnings ratio 12.9
o  Weighted average market capitalization $850 million
o  Net assets $7 million

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

0.9% Consumer Staples

1.2% Autos/transportation

1.2% Utilities/communication

4.2% Energy

7.8% Producer durables

11.5% Materials/processing

11.9% Healthcare

14.7% Technology

19.0% Financial services

23.3% Consumer discretionary/services



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] THOMAS DIBELLA serves as comanager on the Small Cap Equity Fund. A Chartered Financial Analyst and Certified Public Accountant, Thomas joined Turner Investment Management, LLC. in 2002. Previously he was vice president and portfolio manager with Aeltus Investment Management. He holds a bachelor's and MBA degree from the University of Connecticut.

[PHOTO OMITTED] KENNETH GAINEY serves as comanager on the Small Cap Equity Fund. A Chartered Financial Analyst, Kenneth joined Turner Investment Management, LLC. in 2002. Previously Kenneth held various financial and portfolio management decisions with Aeltus Investment Management and Aetna International, Inc./Aetna Financial Services. He holds a bachelor's degree from the University of Massachusetts and an MBA from the University of Chicago.

                                              TURNER FUNDS 2002 ANNUAL REPORT 27

INVESTMENT REVIEW



TURNER TECHNOLOGY FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER TECHNOLOGY FUND                           (37.91)%
Lipper Science & Technology Funds Average        (34.13)
Goldman Sachs Technology Composite Index         (34.83)
Pacific Stock Exchange Technology 100 Index      (25.22)
---------------------------------------------------------


For the 12-month period ended September 30, 2002, the Turner Technology Fund returned -37.91%. Its benchmark, the Goldman Sachs Technology Composite Index, returned -34.83% for the same time period.

If you get caught in a hailstorm, you're going to get hurt, and that is what happened to all tech investors, ourselves included. There was simply no place to hide. Tech continued to suffer the ill effects of the tech bubble bursting from over capacity and corporations' reluctance to spend on information technology in a recessionary environment.

A few sectors within technology did better than others. For example, tech stocks oriented to the consumer, such as Amazon.com or Electronic Arts, performed well, as did some medical technology stocks, such as Amgen and Gilead Sciences. Pure tech stocks fared the worst.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER TECHNOLOGY FUND:
JUNE 30, 1999-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                           TURNER               Pacific Exchange                         Goldman Sachs
                  TECHNOLOGY FUND           Technology 100 Index             Technology Composite Index
6/99                        10000                          10000                                  10000
9/99                        14060                          10467                                  10523
9/00                        35059                          17345                                  14251
9/01                         6619                           8652                                   4972
9/02                         4110                           6470                                   3240

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Technology Fund is June 30, 1999.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
-----------------------------------------------------------

PAST ONE YEAR         PAST THREE YEARS      SINCE INCEPTION
-37.91%               -33.63%               -23.93%

28  TURNER FUNDS 2002 ANNUAL REPORT

TURNER TECHNOLOGY FUND




--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Technology Fund seeks capital appreciation.
It invests in common stock of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven technology related products and services. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the technology sector, and will range from small companies developing new technologies to large, established firms with a history of developing and marketing such technologies.




--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE


o  Ticker symbol TTECX
o  CUSIP #87252R870
o  Top 10 holdings
   (1) eBay
   (2) Microsoft
   (3) Dell Computer
   (4) Symantec
   (5) Cisco Systems
   (6) Gilead Sciences
   (7) ChoicePoint
   (8) Network Appliance
   (9) Nokia Oyj ADR
   (10)Internet Security Systems
o  % in 10 largest holdings 40.2%
o  Number of holdings 41
o  Price/earnings ratio 32.6
o  Weighted average market capitalization $24.82 billion
o  % of holdings with positive earnings surprises 75.4%
o  % of holdings with negative earnings surprises 6.2%
o  Net assets $12 million




--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

97.7% Technology



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] ROBERT E. TURNER, co-founder, chairman, and chief investment officer - growth equities of Turner Investment Partners, has served as the lead product manager of the Technology Fund since its inception in 1999. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.

[PHOTO OMITTED] CHRISTOPHER K. MCHUGH, co-founder Turner Investment Partners, serves as a comanager of the Technology Fund. Chris joined Turner when it was founded in 1990 and previously held a position as performance specialist at Provident Capital Management. He earned a bachelor's degree at the Philadelphia College of Textiles and Science and an MBA degree at St. Joseph's University.

[PHOTO OMITTED] TARA E. HEDLUND serves as comanager on the Technology Fund. A Certified Public Accountant, Tara joined Turner in 2000. Previously, she was an audit engagement senior with Arthur Andersen LLP. She holds a bachelor's degree from Villanova University.

                                              TURNER FUNDS 2002 ANNUAL REPORT 29

INVESTMENT REVIEW



TURNER CONCENTRATED GROWTH FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER CONCENTRATED GROWTH FUND                  (30.03)%
Lipper Multi-Cap Growth Funds Average            (20.38)
S&P 500 Index                                    (20.49)
NASDAQ 100 Index                                 (28.69)
---------------------------------------------------------

The Turner Concentrated Growth Fund (formerly the Turner Top 20 Fund) focuses on the "best ideas" within our small, mid and large cap growth portfolios. Unfortunately, during the bear market of the 12-month period ended September 30, 2002, best ideas in growth stocks were few and far between.

The Fund returned -30.03% for the 12-month period, compared to -20.49% for the S&P 500 Index, the Fund's benchmark. This under-performance is attributable to
(1) the fact that the S&P 500 Index consists of value stocks as well as growth stocks, and value stocks performed decidedly better than growth stocks over the past year; and (2) concentrating on companies with positive earnings dynamics, a strategy that has worked well for the Fund in the past, didn't work due the weakened economy and extremely volatile markets.

The biggest contributors to under-performance were stocks from the producer durables, healthcare, energy and financial services sectors. Out-performance was achieved in the consumer discretionary sector. However, no individual sector achieved a positive total return for the year.

In hindsight, while we felt that we were choosing companies with strong earnings, the earnings either failed to materialize because of the weak economy, or the stock price/earnings multiple became compressed even if the earnings were good.



GROWTH OF A $10,000 INVESTMENT IN THE TURNER CONCENTRATED GROWTH FUND:
JUNE 30, 1999-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                    TURNER TOP 20 FUND             S&P 500 Composite Index               NASDAQ 100 Index
6/99                             10000                               10000                          10000
9/99                             13990                                9375                          10485
9/00                             27782                               10620                          15553
9/01                              8223                                7793                           5091
9/02                              5754                                6196                           3630

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.
The inception date of the Turner Concentrated Growth Fund is June 30, 1999.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
------------------------------------------------------------

PAST ONE YEAR         PAST THREE YEARS      SINCE INCEPTION
-30.03%               -25.63%               -15.64%

30  TURNER FUNDS 2002 ANNUAL REPORT

TURNER CONCENTRATED GROWTH FUND



--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Concentrated Growth Fund (formerly the Top 20 Fund) seeks capital appreciation. It invests in common stock and other equity securities of companies, regardless of their market capitalization, that Turner believes have strong earnings potential. The Fund will contain a total of 15-30 stocks representing Turner's favorite investment ideas. While it will not concentrate its investments in any one industry, the Fund may, from time to time, have a significant exposure to one or more sectors of the economy such as the technology sector. In addition, the Fund's adviser may invest up to 25% of the Fund's assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available.



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE



o  Ticker symbol TTOPX
o  CUSIP #87252R862
o  Top 10 holdings
   (1) Viacom, Cl B
   (2) Coca-Cola
   (3) Starbucks
   (4) Tyco International
   (5) ChoicePoint
   (6) Microsoft
   (7) Kohl's
   (8) Occidental Petroleum
   (9) Harley-Davidson
   (10)Lowe's
o  % in 10 largest holdings 43.7%
o  Number of holdings 33
o  Price/earnings ratio 21.2
o  Weighted average market capitalization $35.9 billion
o  % of holdings with positive earnings surprises 75.6%
o  % of holdings with negative earnings surprises 6.7%
o  Net assets $29 million


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

3.5% Financial services

4.2% Energy

4.2% Autos/transportation

4.4% Materials/processing

4.9% Consumer Staples

5.6% Producer durables

7.0% Healthcare

28.8% Technology

37.3% Consumer discretionary/services



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] ROBERT E. TURNER, co-founder, chairman, and chief investment officer - growth equities of Turner Investment Partners, has served as the lead product manager of the Concentrated Growth Fund since its inception in 1999. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.

[PHOTO OMITTED] CHRISTOPHER K. MCHUGH, co-founder Turner Investment Partners, serves as a comanager on the Concentrated Growth Fund. Chris joined Turner when it was founded in 1990 and previously held a position as performance specialist at Provident Capital Management. He earned a bachelor's degree at the Philadelphia College of Textiles and Science and an MBA degree at St. Joseph's University.


[PHOTO OMITTED] WILLIAM C. MCVAIL serves as a comanager of the Concentrated Growth Fund. Before joining Turner in 1998, Bill was a portfolio manager at PNC Equity Advisors. A Chartered Financial Analyst, Bill received a bachelor's degree from Vassar College.


                                              TURNER FUNDS 2002 ANNUAL REPORT 31

INVESTMENT REVIEW



TURNER GLOBAL TOP 40 FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
--------------------------------------------------------
TURNER GLOBAL TOP 40 FUND                       (30.79)%
Lipper Global Funds Average                     (16.10)
MSCI World Growth Index                         (15.91)
--------------------------------------------------------

For the 12-month period ending September 30, 2002, the Turner Global Top 40 Fund returned -30.79%, versus its benchmark, the MSCI World Growth Index, which returned -15.91%.

The last 12 months continued to be a very difficult environment for global equities. These markets were negatively impacted by investor concerns about the strength of the economic recovery in the US and Europe, the ongoing slump in Japan, corporate accounting scandals and the threat of terrorism. The technology, telecom and consumer discretionary sectors were among the worst performing sectors in the Fund. The Fund's relatively high exposure to tech stocks throughout the year hurt its performance.

Defensive sectors, such as consumer staples, healthcare and utilities, performed somewhat better.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER GLOBAL TOP 40 FUND:
JUNE 30, 2000-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                 TURNER GLOBAL TOP 40 FUND                      Morgan Stanley World Growth Index
6/00                                $10000                                                $10000
9/00                                  9370                                                  8961
9/01                                  3150                                                  5559
9/02                                  2180                                                  4674

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.
The inception date of the Turner Global Top 40 Fund is June 30, 2000.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
--------------------------------------------------------------------------------

PAST ONE YEAR               SINCE INCEPTION
-30.79%                     -49.19%

32  TURNER FUNDS 2002 ANNUAL REPORT

TURNER GLOBAL TOP 40 FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Global Top 40 Fund seeks long-term capital appreciation. It invests primarily in common stocks of companies in U.S. and developed foreign markets that Turner expects to experience rising earnings growth and to benefit from global economic trends or promising technologies or products



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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I                 |           |
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N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE



o  Ticker symbol TGTFX
o  CUSIP #87252R813
o  Top 10 holdings
   (1) Nokia Oyj ADR
   (2) Starbucks
   (3) Teva Pharmaceutical Industries ADR
   (4) Tyco International
   (5) GlaxoSmithKline ADR
   (6) Microsoft
   (7) Nippon Telegraph & Telephone ADR
   (8) eBay
   (9) Toyota Motor ADR
   (10)ChoicePoint
o  % in 10 largest holdings 27.3%
o  Number of holdings 48
o  Price/earnings ratio 76.41
o  Weighted average market capitalization $91.92 billion
o  % of holdings with positive earnings surprises 75.51%
o  % of holdings with negative earnings surprises 6.03%
o  Net assets $2 million



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:



[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]


2.4% Consumer staples

2.8% Producer durables

4.7% Materials/processing

5.7% Financial services

6.4% Utilities/communication

9.1% Autos/transportation

10.9% Healthcare

21.7% Consumer discretionary/services

24.4% Technology



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS


[PHOTO OMITTED] MARK TURNER, co-founder and vice-chairman of Turner Investment Partners, serves as the lead manager on the Global Top 40 Fund. Mark previously was vice president and senior portfolio manager with First Maryland Asset Management. He earned a bachelor's degree at Bradley University and an MBA at the University of Illinois.



[PHOTO OMITTED] ROBERT E. TURNER, co-founder, chairman, and chief investment officer - growth equities of Turner Investment Partners, serves as a comanager on the Global Top 40 Fund. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.



[PHOTO OMITTED] ROBB J. PARLANTI serves as a comanager of the Global Top 40 Fund. Robb joined Turner in 1993 as a senior portfolio manager/security analyst. Robb formerly was an assistant vice president/portfolio manager at PNC Bank. A Chartered Financial Analyst, he received a bachelor's degree at Wake Forest University.

                                              TURNER FUNDS 2002 ANNUAL REPORT 33

INVESTMENT REVIEW



TURNER NEW ENTERPRISE FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER NEW ENTERPRISE FUND                       (31.00)%
Lipper Science & Technology Funds Average        (34.13)
Nasdaq Composite Index                           (21.51)
---------------------------------------------------------


During the 12-month period ending September 30, 2002, the Turner New Enterprise Fund produced a total return of -31.00% versus the Nasdaq Composite with a total return of -21.51%.

The Turner New Enterprise Fund invests primarily in companies with projected strong earnings growth across a variety of industries and sectors where new products or services are being developed or marketed. The Fund strives to invest in market leaders with rapid revenue and earnings growth in industries such as financial services, computer and digital products, retail, biotech- nology, the Internet and telecommunications.

During 2002, our exposure to technology related industries had a negative impact on performance. Our holdings in storage and software were impacted the most due to the severe collapse of IT spending across corporate enterprise. Also impacted was the financial services sector. Many of the data processing companies are dependent on the major banks to upgrade their existing infrastructure. Only absolute mission-critical projects were immune to the screeching halt that greeted all other spending initiatives.

The biotech sector was a bright spot in what was otherwise a very challenging year for new initiatives across corporate America in both big and small sized companies. Healthcare companies continued to spend on research and development of new drugs to battle the war against cancer, heart disease and other life threatening illnesses.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER NEW ENTERPRISE FUND:
JUNE 30, 2000-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                                          TURNER NEW ENTERPRISE FUND         NASDAQ Composite Index
6/30/00                                                      $10000                          $10000
Sep 00                                                        12520                            9264
Sep 01                                                         3290                            3792
Sep 02                                                         2270                            2976

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Enterprise Fund is June 30, 2000.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
--------------------------------------------------------------------------------

 PAST ONE YEAR          SINCE INCEPTION
 -31.00%                -48.26%

34  TURNER FUNDS 2002 ANNUAL REPORT

TURNER NEW ENTERPRISE FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner New Enterprise Fund invests primarily in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund.


--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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I                 |           |
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A   S             |           |
T   M             |           |
I   A             |           |
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        VALUE                  GROWTH

               INVESTMENT STYLE



o  Ticker symbol TBTBX
o  CUSIP #87252R797
o  Top 10 holdings
   (1) Hotels.com, Cl A
   (2) Microsoft
   (3) Scansource
   (4) Cumulus Media, Cl A
   (5) Electronic Arts
   (6) Symantec
   (7) Accredo Health
   (8) EMC
   (9) Overture Services
   (10)Gilead Sciences
o  % in 10 largest holdings 39.6%
o  Number of holdings 33
o  Price/earnings ratio 29.8
o  Weighted average market capitalization $14.89 billion
o  % of holdings with positive earnings surprises 90.4%
o  % of holdings with negative earnings surprises 2.3%
o  Net assets $3 million



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS[

2.9% Utilities/communication

2.9% Producer durables

14.2% Healthcare

37.8% Consumer discretionary/services

41.9% Technology



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] CHRISTOPHER K. MCHUGH, co-founder Turner Investment Partners, serves as the lead manager on the New Enterprise Fund. Chris joined Turner when it was founded in 1990 and previously held a position as performance specialist at Provident Capital Management. He earned a bachelor's degree at the Philadelphia College of Textiles and Science and an MBA degree at St. Joseph's University.

[PHOTO OMITTED] JASON D. SCHROTBERGER serves as comanager on the Turner New Enterprise Fund. A Chartered Financial Analyst, Jason joined Turner in 2001. Previously he was an investment analyst with BlackRock Financial Management. He holds a bachelor's degree from Denison University and an MBA from the University of Illinois.

[PHOTO OMITTED] TARA E. HEDLUND serves as comanager on the Turner New Enterprise Fund. A Certified Public Accountant, Tara joined Turner in 2000. Previously, she was an audit engagement senior with Arthur Andersen LLP. She holds a bachelor's degree from Villanova University.

                                              TURNER FUNDS 2002 ANNUAL REPORT 35

INVESTMENT REVIEW



TURNER FINANCIAL SERVICES FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER FINANCIAL SERVICES FUND                   (10.98)%
Lipper Financial Services Funds Average           (9.82)
S&P 500 Financials Index                         (15.17)
---------------------------------------------------------

During the 12-month period ended September 30, 2002, the Turner Financial Services Fund's (formerly the Turner Future Financial Services Fund) positive first-half returns were offset by declining returns in the second half. The Fund's total return for the 12-month period was -10.98%, versus -15.17% for the Fund's benchmark, the S&P 500 Financials Index. The Fund's exposure to banks contributed most positively. The steeper interest rate curve was a near perfect environment for most banks' margins. Despite rebounding sharply from depressed 2001 levels, the Fund's holdings of brokerage companies and financial conglomerates struggled most of the year due to difficult equity markets and some problem loans.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER FINANCIAL SERVICES FUND:
MAY 31, 1996-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                   TURNER FINANCIAL SERVICES FUND               S&P 500 Index
5/96                                        10000                       10000
9/96                                        10752                       10939
9/97                                        16893                       17212
9/98                                        14579                       16772
9/99                                        17684                       19625
9/00                                        24439                       26264
9/01                                        19326                       22736
9/02                                        17204                       19287

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Financial Services Fund is May 22, 1996.

(1) Returns prior to November 12, 2001, represent performance of the Titan Financial Services Fund.

ANNUALIZED TOTAL RETURNS(1)
Periods ending September 30, 2002
--------------------------------------------------------------------------------

   PAST ONE      PAST THREE      PAST FIVE      SINCE
   YEAR          YEARS           YEARS          INCEPTION
   -10.98%       -0.91%          0.37%          8.93%

36  TURNER FUNDS 2002 ANNUAL REPORT

TURNER FINANCIAL SERVICES FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Financial Services Fund (formerly the Future Financial Services Fund) seeks long-term capital appreciation. It invests in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that the Adviser believes have above average growth potential or that are undervalued. The Adviser also invests in financial services companies that it believes to be potential merger or acquisition targets. The Fund's holdings will be concentrated in the Financial Services industry.



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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        SHORT                  LONG

               MATURITY AVERAGE




o  Ticker symbol TFFIX
o  CUSIP #87252R698
o  Top 10 holdings
   (1) Wells Fargo
   (2) Bank of America
   (3) American International
       Group
   (4) Bear Stearns
   (5) Legg Mason
   (6) Fifth Third Bancorp
   (7) Investors Financial Services
   (8) American Express
   (9) Freddie Mac
   (10)Goldman Sachs Group
o  % in 10 largest holdings 50.7%
o  Number of holdings 28
o  Price/earnings ratio 13.1
o  Weighted average market capitalization $34.56 billion
o  % of holdings with positive earnings surprises 65.1%
o  % of holdings with negative earnings surprises 10.9%
o  Net assets $12 million

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

96.7% Financial services


-------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] CHRISTOPHER J. PERRY serves as lead manager on the Financial Services Fund. Chris joined Turner in 1998 after serving as a research analyst at the Pennsylvania Merchant Group. A Chartered Financial Analyst, he earned a bachelor's degree at Villanova University and an MBA degree at Drexel University.

[PHOTO OMITTED] FRANK L. SUSTERSIC serves as a comanager on the Financial Services Fund. A Chartered Financial Analyst, Frank joined Turner in 1994. Previously he was an investment officer and fund manager with First Fidelity Bank Corporation. He holds a bachelor's degree from the University of Pennsylvania.

                                              TURNER FUNDS 2002 ANNUAL REPORT 37

INVESTMENT REVIEW



TURNER NEW ENERGY & POWER TECHNOLOGY FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER NEW ENERGY &
POWER TECHNOLOGY FUND                            (25.79)%
Lipper Science & Technology Funds Average        (34.13)
S&P 500 Energy Index                             (13.58)
---------------------------------------------------------

For the 12-month period ended September 30, 2002, the Turner New Energy & Power Technology Fund returned -25.79%. Its benchmark, the S&P 500 Energy Composite Index, returned -13.58%.

The Fund's under-performance can be partially attributed to our focus on technology-oriented stocks. While energy stocks in general fared poorly over the past year, any company that had even a bit of technology orientation tended to perform even worse. So our holdings in the power semiconductor industry and in the future technologies in fuel cells hurt tended to performance. Additionally, while we avoided the granddaddy of all blow-ups -- Enron -- we were still hurt by periodic investments in some of the other independent power producers.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER NEW ENERGY & POWER TECHNOLOGY FUND:
FEBRUARY 28, 2001-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                         TURNER NEW ENERGY & POWER TECHNOLOGY FUND                  S&P 500 Energy Index
2/28/01                                                     $10000                                $10000
Sep 01                                                        7870                                  9006
Sep 02                                                        5841                                  7783

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Energy & Power Technology Fund is February 28, 2001.

ANNUALIZED TOTAL RETURNS
PERIODS ENDING SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

 PAST ONE YEAR          SINCE INCEPTION
 -25.79%                -28.80%

38  TURNER FUNDS 2002 ANNUAL REPORT

TURNER NEW ENERGY & POWER TECHNOLOGY FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner New Energy & Power Technology Fund seeks long-term capital appreciation. It invests in equity securities of energy and power technology companies that are traded in the United States and that are using new or advanced technology to produce or deliver their product. Power technology companies are companies that Turner believes have, or will develop, products, processes, or services that build on or incorporate technological advances and improvements affecting the energy business. Energy companies must obtain at least 50% of their revenues from and be primarily engaged in one or more of the following businesses in the power and energy service field: production, development, refinement or distribution of oil, gas, electricity, and coal, as well as nuclear, geothermal, oil shale, solar power and other existing or future forms of power and/or energy; onshore or offshore drilling; production and well maintenance; and equipment supply and plant design or construction. The Fund's holdings will be concentrated in the energy and power technology industries.



--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE





o  Ticker symbol TNEPX
o  CUSIP #87252R730
o  Top 10 holdings
   (1) Ultra Petroleum
   (2) Exxon Mobil
   (3) Spinnaker Exploration
   (4) Pogo Producing
   (5) IXYS
   (6) Murphy Oil
   (7) Power Integrations
   (8) Cree
   (9) Houston Exploration
   (10)McDermott International
o  % in 10 largest holdings 62.4%
o  Number of holdings 25
o  Price/earnings ratio 23.9
o  Weighted average market capitalization $18.07 billion
o  % of holdings with positive earnings surprises 54.3%
o  % of holdings with negative earnings surprises 17.5%
o  Net assets $766 thousand



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

100.0% Energy & Power Technology



--------------------------------------------------------------------------------
PORTFOLIO MANAGER

[PHOTO OMITTED] MARK TURNER, co-founder and vice-chairman of Turner Investment Partners, Inc., serves as comanager of the New Energy & Power Technology Fund. Mark previously was vice president and senior portfolio manager with First Maryland Asset Management. He earned a bachelor's degree at Bradley University and an MBA degree at the University of Illinois.

[PHOTO OMITTED] KENNY TURNER serves as comanager on the New Energy & Power Technology Fund. Kenny joined Turner in 2001. Previously, he was a management/systems consultant for Primary Colors Daycare Centers. He holds a bachelor's degree from the University of Virginia, and an MBA from Duke University.

                                              TURNER FUNDS 2002 ANNUAL REPORT 39

INVESTMENT REVIEW



TURNER HEALTHCARE & BIOTECHNOLOGY FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER HEALTHCARE &
BIOTECHNOLOGY FUND                               (11.66)%
Lipper Healthcare & Biotechnology
  Funds Average                                  (25.02)
S&P 500 Healthcare Index                         (22.22)
---------------------------------------------------------

The Turner Healthcare & Biotechnology Fund returned -11.66% over the past 12 months compared to the benchmark S&P 500 Healthcare Index returns of -22.22%. Those results place the Fund in the top 5 of its healthcare fund peer group over the past 12 months as measured by Lipper Analytical Services Inc.

The characteristics of the Fund have not changed dramatically over the past year. The Fund generally is invested in more small-cap and mid-cap companies than that of the benchmark because of higher organic growth rates and greater visibility. Over the past year, it has been crucial to avoid the companies that have had major disappointments, such as Bristol Myers Squibb and Schering Plough.

The industry within healthcare that has suffered the most over the past year has been the biotech industry. Despite the fact that the AMEX Biotech Index is down 29% over the past year, we found many compelling investments within this field. Our focus has been on companies that have therapeutic compounds in Phase III clinical testing, and with significant catalysts on the horizon. Regarding the pharmaceutical industry, the valuation for the industry as a whole has become attractive. However, since earnings visibility is still limited, and with the industry's new drug pipeline unimpressive, we have approached the pharmaceutical industry with a great deal of caution.

The Fund benefited from investments in the healthcare service industry, particularly in the securities of Tenet Healthcare and Mid Atlantic Medical Services. Pricing power and demographic utilization trends have been very strong for many healthcare service companies. The Fund's performance was negatively impacted by investments in Invitrogen and Medimmune. While we sold Invitrogen following disappointing earnings results, we continued to hold Medimmune because, as of this report, future prospects with the upcoming launch of Flumist appear quite strong.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER HEALTHCARE & BIOTECHNOLOGY FUND:
FEBRUARY 28, 2001-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                          TURNER HEALTHCARE & BIOTECHNOLOGY FUND                 S&P 500 HealthCare Index
2/28/01                                                   $10000                                   $10000
Sep 01                                                     11151                                     9467
Sep 02                                                      9851                                     7363

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Healthcare & Biotechnology Fund is February 28, 2001.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
--------------------------------------------------------------------------------

 PAST ONE YEAR          SINCE INCEPTION
 -11.66%                -0.95%

 40   TURNER FUNDS 2002 ANNUAL REPORT

TURNER HEALTHCARE & BIOTECHNOLOGY FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Healthcare & Biotechnology Fund seeks long-term capital appreciation. It invests in equity securities issued by healthcare and biotechnology companies that are traded in the United States. Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. Biotechnology companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund's holdings will be concentrated in the healthcare industry.



--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE




o  Ticker symbol THBCX
o  CUSIP #87252R755
o  Top 10 holdings
   (1) Universal Health Services,
       Cl B
   (2) Anthem
   (3) Tenet Healthcare
   (4) Idec Pharmaceuticals
   (5) Caremark Rx
   (6) St. Jude Medical
   (7) Accredo Health
   (8) Boston Scientific
   (9) Neurocrine Biosciences
   (10)Priority Healthcare, Cl B
o  % in 10 largest holdings 43.7%
o  Number of holdings 34
o  Price/earnings ratio 21.9
o  Weighted average market capitalization $3.99 billion
o  % of holdings with positive earnings surprises 90%
o  % of holdings with negative earnings surprises 2.2%
o  Net assets $9 million



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

96.0% Healthcare & Biotechnology



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] FRANK L. SUSTERSIC serves as lead manager on the Healthcare & Biotechnology Fund. A Chartered Financial Analyst, Frank joined Turner in 1994. Previously he was an investment officer and fund manager with First Fidelity Bank Corporation. He holds a bachelor's degree from the University of Pennsylvania.

[PHOTO OMITTED] CHRISTOPHER J. PERRY serves as a comanager on the Healthcare & Biotechnology Fund. Chris joined Turner in 1998 after serving as a research analyst at the Pennsylvania Merchant Group. A Chartered Financial Analyst, he earned a bachelor's degree at Villanova University and an MBA degree at Drexel University.

[PHOTO OMITTED] HEATHER F. MCMEEKIN serves as comanager on the Healthcare & Biotechnology Fund. Heather joined Turner in 2001 after serving as an associate equity research analyst with UBS Warburg LLC. She holds a bachelor's degree from Tulane University and an MBA from New York University.

                                              TURNER FUNDS 2002 ANNUAL REPORT 41

INVESTMENT REVIEW



TURNER TAX MANAGED U.S. EQUITY FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER TAX MANAGED U.S. EQUITY FUND              (23.11)%
Lipper Large Cap Growth Funds Average            (22.17)
S&P 500 Index                                    (20.49)
Russell 1000 Growth Index                        (22.51)
---------------------------------------------------------


For the 12-month period ended September 30, 2002, the Turner Tax Managed U.S. Equity Fund returned -23.11%. The Fund's benchmark, the S&P 500 Index, returned -20.49% for the same period.

We are not going to admit being pleased reporting performance that fell over 20% during the recent year, but given the extremely difficult market conditions, the Fund's relative performance can be seen as reasonable.

The Fund is a growth fund and, as such, invests in growth stocks. Our benchmark, however, contains both growth and value stocks. In the prior 12-month period, value stocks performed decidedly better than growth stocks. So we are somewhat relieved that we did not capture the full negative performance that a growth fund would have anticipated in this market. That said, we are certainly disappointed with the results.

Contributing positively to performance were stocks in the autos and transportation sector, the only sector to deliver a positive return for the year. Under-performance came substantially from the producer durables, financial services, health care and energy sectors.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER TAX MANAGED U.S. EQUITY FUND:
FEBRUARY 28, 2001-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                      TURNER TAX MANAGED US EQUITY FUND                  S&P 500 Composite Index
2/01                                             $10000                                   $10000
9/01                                               8181                                     8459
9/02                                               6291                                     6726


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Tax Managed U.S. Equity Fund is February 28, 2001.


ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
--------------------------------------------------------------------------------

   PAST ONE            SINCE
   YEAR                INCEPTION
   -23.11%             -25.38%


42   TURNER FUNDS 2002 ANNUAL REPORT

TURNER TAX MANAGED U.S. EQUITY FUND




--------------------------------------------------------------------------------
FUND OBJECTIVE
The Tax Managed U.S. Equity Fund seeks capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to federal income tax consequences. It expects to employ a number of strategies to minimize taxable distribution to shareholders. In selecting companies, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. When deciding to sell a security, Turner considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realized capital losses. However, Turner may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available.



--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE



o  Ticker symbol TTMEX
o  CUSIP #87252R748
o  Top 10 holdings
   (1) Coca-Cola
   (2) Wells Fargo
   (3) Microsoft
   (4) Wal-Mart Stores
   (5) American International Group
   (6) Bank of America
   (7) Amgen
   (8) Procter & Gamble
   (9) Dell Computer
   (10)AT&T
o  % in 10 largest holdings 23.6%
o  Number of holdings 93
o  Price/earnings ratio 18.7
o  Weighted average market capitalization $54.21 billion
o  % of holdings with positive earnings surprises 66%
o  % of holdings with negative earnings surprises 7.6%
o  Net assets $5 million



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

3.1% Autos/transportation

3.5% Producer durables

4.1% Materials/processing

5.9% Energy

6.8% Utilities/communications

9.6% Consumer staples

12.8% Technology

15.6% Healthcare

16.4% Consumer discretionary/services

21.7% Financial services


                                              TURNER FUNDS 2002 ANNUAL REPORT 43

Investment Review



TURNER CORE FIXED INCOME FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
--------------------------------------------------------
TURNER CORE FIXED INCOME FUND                      8.85%
Lipper Intermediate Investment - Grade
   Debt Funds Average                              6.20
Lehman Aggregate Bond Index                        8.60
Merrill Lynch U.S. Domestic Master Index           8.64
--------------------------------------------------------

The Turner Core Fixed Income Fund produced a total return of 8.85% for the 12-month period ended September 30, 2002, outperforming the 8.60% total rate of return recorded by the Lehman Aggregate Bond Index, the benchmark index for the Fund.

Interest rates declined for the second straight fiscal year. The financial and emotional effects of 9/11, plunging stock prices, accounting scandals, management integrity issues and the failure of the overall economy to respond to the lower interest rates and liquidity being provided by the Federal Reserve over the past seven quarters have all contributed to the decline in interest rates. However, not all bonds are benefiting from the decline in yield on US Treasury Notes and Bonds. The Lehman Aggregate Bond Index earned 8.60% for the fiscal year, but only government bonds beat the Aggregate composite. Investment grade corporate bonds and mortgage-backed bonds, the other primary sectors of the composite index, lagged the 9.85% return of governments by over 200 basis points (1 basis point = 1/100 of 1%) for the entire fiscal year.

The Fund has performed well recently due to its very high weighted average credit quality and the decline in overall market rates. We only invest in corporate credits that we believe can withstand a lengthy period of economic uncertainty and poor capital market liquidity. The best performers in the Fund included a US Treasury Strip Principal, a Student Loan Marketing Association bond, and a First Data bond. Laggards included bonds from Healthsouth, Allied Waste NA and Fannie Mae.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER CORE FIXED INCOME FUND:
DECEMBER 31, 1991-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS


                                                                            Merrill Lynch                    Lehman Aggregate
                   TURNER CORE FIXED INCOME FUND               U.S. Domestic Master Index                          Bond Index
12/91                                     $10000                                   $10000                              $10000
9/92                                       10741                                    10731                               10713
9/93                                       11929                                    11822                               11782
9/94                                       11607                                    11449                               11402
9/95                                       13211                                    13064                               13007
9/96                                       13897                                    13702                               13642
9/97                                       15235                                    15040                               14970
9/98                                       16960                                    16785                               16692
9/99                                       16658                                    16718                               16630
9/00                                       17859                                    17878                               17792
9/01                                       20001                                    20211                               20097
9/02                                       21771                                    21957                               21825

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Core Fixed Income Fund is December 6, 1991.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
--------------------------------------------------------------------------------

PAST ONE    PAST THREE  PAST FIVE  PAST TEN  SINCE
YEAR        YEARS       YEARS      YEARS     INCEPTION
8.85%       9.33%       7.40%      7.32%     7.67%

44  TURNER FUNDS 2002 ANNUAL REPORT

TURNER CORE FIXED INCOME FUND



--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Core Fixed Income Fund invests primarily in U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations and mortgage- and asset-backed securities. These securities may be traded over the counter or listed on an exchange. In selecting investments for the Fund, the Sub-Adviser, Clover Capital Management, chooses fixed income securities of issuers that it believes will offer attractive income potential with an acceptable level of risk. Clover will invest in fixed income obligations of different types and maturities depending on its current assessment of the relative market values of the sectors in which the Fund invests. Clover does not attempt to forecast interest rate changes.



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


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        VALUE                  GROWTH

               INVESTMENT STYLE




o  Ticker symbol TCFIX
o  CUSIP #87252R201
o  Top 10 holdings
   (1) U.S. Treasury Bonds,
       7.250%, 05/15/16
   (2) U.S. Treasury Bonds,
       7.500%, 11/15/16
   (3) GNMA Pool #570400,
       6.500%, 09/15/31
   (4) GNMA Pool #781096, 6.500%, 12/15/28
   (5) Natural Fuel Gas, Ser D, MTN,
       6.303%, 05/27/08
   (6) Emerson Electric, 7.125%, 08/15/10
   (7) Safeco, 7.875%,
       03/15/03
   (8) Dial, 7.000%, 08/15/06
   (9) GNMA Pool #462622, 6.500%, 03/15/28
   (10) Wal-Mart Stores, 6.875%, 08/10/09
o  % in 10 largest holdings 36.5%
o  Number of holdings 54
o  Average effective duration 4.7 years
o  Average maturity 12.1 years
o  Average yield to maturity 4.1%
o  Average credit quality AA3
o  Net assets $43 million



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

4.1% Agency debt

24.0% Treasury securities

28.5% Mortgage-backed securities

37.3% Corporate bonds



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] RICHARD J. HUXLEY serves as the lead manager on the Core Fixed Income Fund. Prior to joining Clover Capital Management, Inc. in 1986 Richard was the VP & manager of capital markets forecasting Group at Chase Manhattan and the Investment Officer at the University of Rochester. He earned a bachelor's degree from the University of Kentucky.

[PHOTO OMITTED] JOSEPH P. CERQUA serves as comanager on the Core Fixed Income Fund. A Chartered Financial Analyst, Joseph joined Clover Capital Management, Inc. in 1995. Prior to joining Clover Joseph was a retail manager with Lechmere, Inc.. He holds a bachelor's degree from the State University of New York at Oswego.

                                              TURNER FUNDS 2002 ANNUAL REPORT 45

INVESTMENT REVIEW



TURNER TOTAL RETURN FIXED INCOME FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
---------------------------------------------------------
TURNER TOTAL RETURN
Fixed Income Fund                                   6.95%
Lipper Corporate A-Rated Debt Funds Average         6.77
Lehman Aggregate Bond Index                         8.60
---------------------------------------------------------

The Total Return Fixed Income Fund (formerly the Core High Quality Fixed Income) returned 6.95% for the 12-month period ended September 30, 2002. This strong absolute performance resulted from the reduction in all interest rates. We did, however, under-perform the Lehman Aggregate Bond Index that returned 8.60%.

This under-performance was caused by our focus on better yielding, high quality sectors such as mortgage- and asset-backed securities and corporate debt. We believe that fixed income performance is primarily driven by relative yield. In addition, we emphasize a defensive approach which protects against downside surprises. While this investment approach has tended to provide good relative performance over full market cycles, our performance lagged this year as better yielding sectors of the market under-performed the returns generated by a flight to quality in Treasuries.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER TOTAL RETURN FIXED INCOME FUND:
JUNE 30, 1999-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                      TURNER CORE HIGH QUALITY FIXED INCOME FUND                       Lehman Aggregate Bond Index
6/99                                                      $10000                                            $10000
9/99                                                       10047                                             10068
9/00                                                       10748                                             10772
9/01                                                       12024                                             12167
9/02                                                       12859                                             13214

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Total Return Fixed Income Fund is June 30, 1999.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
--------------------------------------------------------------------------------

PAST ONE YEAR      PAST THREE YEARS      SINCE INCEPTION
6.95%              8.57%                 8.05%

46  TURNER FUNDS 2002 ANNUAL REPORT

TURNER TOTAL RETURN FIXED INCOME FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Total Return Fixed Income Fund (formerly the Core High Quality Fixed Income Fund) seeks current income and capital appreciation, an objective that emphasizes total return rather than just yield alone. It invests in investment-grade fixed-income securities, including U.S. government, corporate, mortgage-backed and asset-backed securities.



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002



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        SHORT                  LONG

               MATURITY AVERAGE





o  Ticker symbol THQFX
o  CUSIP #87252R847
o  Top 9 holdings
   (1) U.S. Treasury Bills,
       1.650%, 11/29/02
   (2) FNMA CMO/REMIC
       Ser 2002-68, Cl FB,
       2.300%, 10/25/32
   (3) U.S. Treasury Bonds, 5.375%, 02/15/31
   (4) FHLB Ser MS07, 4.850%, 07/02/07
   (5) FNMA, 4.250%, 02/11/05
   (6) Discover Card Master Trust I, Ser 2000-9, Cl A, 6.350%, 07/15/08
   (7) Carolina Power & Light, 7.500%, 04/01/05
   (8) Goldman Sachs Mortgage Securities II,
       Ser 1998-C1, Cl A1, 6.060%, 10/18/30
   (9) FHLMC CMO/REMIC Ser
      161, Cl F, 9.500%, 06/15/06
o  % in 9 largest holdings 94.2%
o  Number of holdings 10 n Average effective duration 2.56 years
o  Average maturity 4.79 years
o  Average yield to maturity 2.49%
o  Average credit quality Agency
o  Convexity (0.10)
o  Net assets $8 million



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

1.3% Corporate debt

2.0% Asset backed securities

7.9% Agency debt

29.9% Mortgage-backed securities

48.9% Treasury securities



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] ROGER A. EARLY, chief investment officer - fixed income, serves on the committee which manages the Total Return Fixed Income Fund. A Chartered Financial Analyst, a Certified Public Accountant and Certified Financial Planner, Roger joined Turner in 2002. Previously he was vice president/senior portfolio manager-equities and fixed income of Rittenhouse Financial. He holds a bachelor's degree from the University of Pennsylvania and an MBA from the University of Pittsburgh.

[PHOTO OMITTED] PAUL A. MATLACK serves on the committee which manages the Total Return Fixed Income Fund. A Chartered Financial Analyst, Paul joined Turner in 2002. Previously, he was vice president, senior portfolio manager, and co-head of the High Yield Group with Delaware Investment Advisors. He holds a bachelor's degree from the University of Pennsylvania and an MBA from The George Washington University.

                                              TURNER FUNDS 2002 ANNUAL REPORT 47

INVESTMENT REVIEW


TURNER HIGH YIELD FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
----------------------------------------------------------
TURNER HIGH YIELD FUND                             (8.05)%
Lipper High Current Yield Funds Average            (2.17)
Merrill Lynch High Yield, Cash Pay Index           (2.19)
----------------------------------------------------------

It was a difficult 12-month period for high yield bonds, as declining equity prices and economic uncertainty led to heightened concern about the credit worthiness of many high yield issuers. During the course of the year, the Turner High Yield Bond Fund (formerly the Penn Capital Strategic High Yield Bond Fund) experienced several significant changes. First, as of May 1, 2002, Turner Investment Partners, Inc. assumed management of the Fund, and it was renamed the Turner High Yield Bond Fund. Second, during the month of May, the portfolio was repositioned to reflect a more conservative investment approach to the high yield market compared to the style in place prior to May. In particular, we favor an approach that seeks to generate out-performance by avoiding credit problems, preserving principal, and compounding the coupon stream. While the process of restructuring the portfolio negatively impacted returns in the short term, we believe the performance of the Fund since May 31 validates the wisdom of changing the investment strategy of your Fund.

For the full year, the Fund returned -8.05%, compared to -2.19% for the Merrill Lynch High Yield, Cash Pay Index. During the seven-month period from September 30, 2001 through April 30, 2002, the Fund was managed utilizing an aggressive style that included CCC-rated and defaulted securities, zero coupon and payment-in-kind (PIK) securities, and common and preferred stocks. In addition, the Fund had a heavy weighting in small capitalization issues, which tend to be highly illiquid. The Fund under-performed the benchmark by 5.8% during this period.

During the month of May, we undertook a significant restructuring of the portfolio with the objective of increasing the credit quality, diversification, and liquidity of the Fund. This restructuring program had a negative, one-time impact on performance. During May, the Fund under-performed the market by 4.91%.

Between June 1 and September 30, 2002, the Fund out-performed the Index by +4.37%. This was achieved by focusing the portfolio on higher quality, large capitalization, B- and BB-rated cash pay issues, and away from issues and sectors that were showing signs of fundamental weakness. In particular, by eliminating securities with equity-like characteristics - CCCs, zeroes, PIKs, and preferred stocks - we were able to avoid the downdraft caused by the general weakness in the broader stock markets. In addition, we deliberately under-weighted higher risk sectors, such as telecommunications and utilities, that materially under-performed the market. We focused instead on sectors such as defense, energy, and autos, which demonstrated clear signs of fundamental strength.


GROWTH OF A $10,000 INVESTMENT IN THE TURNER HIGH YIELD FUND:
FEBRUARY 28, 1998-SEPTEMBER 30, 2002*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                  TURNER HIGH YIELD        Merrill Lynch           CS First
Feb 28 98                     $10000               $10000            $10000
Sept 98                         9278                 9895              9552
Sept 99                        10080                10265              9929
Sept 00                        10137                10391             10119
Sept 01                         7739                10045              9621
Sept 02                         7116                 9825              9894

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner High Yield Fund is February 27, 1998.
** Effective with the selection of Turner Investment Partners, Inc. as investment adviser to the Fund, the Fund changed its benchmark from the C.S. First Boston High Yield Index to the Merrill Lynch High Yield, Cash Pay Index, which Turner believes better reflects the Fund's investment objective.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
--------------------------------------------------------------------------------

PAST ONE YEAR      PAST THREE YEAR     SINCE INCEPTION
-8.05%             -10.96%             -7.15%

48  TURNER FUNDS 2002 ANNUAL REPORT

TURNER HIGH YIELD FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner High Yield Fund (formerly the Penn Capital Strategic High Yield Bond
Fund) seeks high current income and capital appreciation. It invests primarily in fixed income securities rated below investment grade.



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002



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o  Ticker symbol PCSHX
o  CUSIP #872524707
o  Top 10 holdings
   (1) L-3 Communications,
       7.625%, 06/15/12
   (2) Ferrellgas Partners,
       8.750%, 06/15/12
   (3) Oregon Steel Mills, 10.000%, 07/15/09
   (4) Allied Holding, Ser B, 8.625%,
       10/01/07
   (5) Advanced Medical Optics, 9.250%, 07/15/10
   (6) Winn-Dixie Stores,
       8.875%, 04/01/08
   (7) Nextel Communications, 9.500%, 02/01/11
   (8) American Standard, 7.625%, 02/15/10
   (9) Mediacom Broadband, 11.000%, 07/15/13
  (10) K. Hovnanian Enterprises, 8.875%, 04/01/12
o  % in 10 largest holdings 25.1%
o  Number of holdings 70
o  Average effective duration 4.40 years
o  Average maturity 6.69 years
o  Average yield to maturity 10.10%
o  Average credit quality Agency B1
o  Net assets $9 million



--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

..9% Producer Durables

1.8% Financial Services

2.4% Real Estate

4.1% Energy

4.4% Techology

4.8% Healthcare

5.6% Consumer Staples

12.9% Materials and Processing

13.1% Auto's and Transportation

20.0% Consumer Discretion

22.7% Utilities and Communications



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] PAUL A. MATLACK serves as lead manager on the High Yield Fund. A Chartered Financial Analyst, Paul joined Turner in 2002. Previously, he was vice president, senior portfolio manager, and co-head of the High Yield Group with Delaware Investment Advisors. He holds a bachelor's degree from the University of Pennsylvania and an MBA from The George Washington University.

[PHOTO OMITTED] ROGER A. EARLY, chief investment officer - fixed income, serves as comanager on the High Yield Fund. A Chartered Financial Analyst, a Certified Public Accountant and Certified Financial Planner, Roger joined Turner in 2002. Previously he was vice president/senior portfolio manager-equities and fixed income of Rittenhouse Financial. He holds a bachelor's degree from the University of Pennsylvania and an MBA from the University of Pittsburgh.

                                              TURNER FUNDS 2002 ANNUAL REPORT 49

INVESTMENT REVIEW



TURNER ULTRA SHORT DURATION FIXED INCOME FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
--------------------------------------------------------
TURNER ULTRA SHORT DURATION
Fixed Income Fund (Class I Shares)                 2.95%
Lipper Ultra-Short Obligation Funds Average        2.50
Merrill Lynch 3-Month
  U.S. Treasury Bill Index                         2.02
--------------------------------------------------------

The Ultra Short Duration Fixed Income Fund returned 2.95% (Class I Shares) for the 12-month period ended September 30, 2002. This return exceeded the Merrill Lynch 3-Month U.S. Treasury Bill Index return of 2.02%.

The Fund's performance is primarily the result of our disciplined approach to security selection and portfolio structure as well as our style, which emphasizes safety and liquidity. While the Fed eased aggressively early in the Fund's fiscal year, we were able to locate and invest in high quality, low-duration securities with attractive yields.

Our largest allocation early in the year was to inflation-indexed notes that provided excellent short-term yields.

We also maintained a relatively high allocation to low risk agency-issued collateralized mortgage obligations (CMOs). As the year progressed, we built a significant position in floating rate CMOs, which provided both a yield advantage over money market securities and a defensive price orientation. When selected properly, these short duration securities can provide excellent yields without adding significant prepayment or duration risk.

The Fund includes a small allocation to AAA whole loan collateralized mortgage-backed securities and asset-backed securities. Together with the entire portfolio, these securities are constantly monitored to assure their appropriateness in a high quality, low risk fund.

While the Fund's yield has declined during the last year along with the general level of interest rates, it has maintained a significant yield advantage over money market instruments. In this time of great uncertainty, the Ultra Short Duration Fixed Income Fund has provided a relatively safe haven for fixed income investing.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER ULTRA SHORT DURATION FIXED INCOME FUND, CLASS I SHARES:
MARCH 31, 1994-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                     TURNER ULTRA SHORT DURATION FIXED INCOME FUND, CL I           Merrill Lynch 3-Month U.S. Treasury Bill Index
3/1/94                                                            $10000                                                   $10000
Sep 94                                                             10231                                                    10235
Sep 95                                                             10935                                                    10837
Sep 96                                                             11704                                                    11431
Sep 97                                                             12428                                                    12047
Sep 98                                                             13201                                                    12693
Sep 99                                                             13906                                                    13289
Sep 00                                                             14788                                                    14058
Sep 01                                                             15836                                                    14824
Sep 02                                                             16304                                                    15123

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Ultra Short Duration Fixed Income Fund (Class I Shares) is March 1, 1994.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
-------------------------------------------------------------------------------

                 PAST ONE    PAST THREE  PAST FIVE SINCE
                 YEAR        YEARS       YEARS     INCEPTION
Class I Shares   2.95%       5.44%       5.58%      5.86%
Class II Shares  2.69%       5.15%         N/A      5.18%

50  TURNER FUNDS 2002 ANNUAL REPORT

TURNER ULTRA SHORT DURATION FIXED INCOME FUND



--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Ultra Short Duration Fixed Income Fund seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The Fund seeks to limit fluctuations in principal and reduce interest-rate risk by maintaining an average effective duration no greater than that of a one-year Treasury note.


--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002



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        SHORT                  LONG

               MATURITY AVERAGE




o  Ticker symbol TSDOX,
   Class I Shares
o  CUSIP #872524103,
   Class I Shares
o  Top 10 holdings
   (1) GNMA CMO/REMIC Ser 2002-48, Cl FG, 2.123%, 12/16/30
   (2) FNMA CMO/REMIC
       Ser 2002-11, Cl QF, 2.314%, 03/25/32
   (3) FHLMC CMO/REMIC Ser 2466, Cl FV,
       2.373%, 03/15/32
   (4) FHLMC CMO/REMIC Ser 2469, Cl FW, 2.523%, 12/15/19
   (5) FHLMC CMO/REMIC Ser 2505, Cl F, 2.200%, 08/15/30
   (6) FHLMC CMO/REMIC Ser
       2473, Cl WF, 2.493%, 04/15/30
   (7) FHLMC CMO/REMIC Ser 2478, Cl F, 2.223%,
       08/15/30
   (8) FNMA CMO/REMIC Ser 2002-35, Cl FQ, 2.114%, 07/25/27
   (9) FNMA
       CMO/REMIC Ser 2002-61, Cl F, 2.280%, 10/25/17
  (10) GNMA CMO/REMIC Ser 2002-58,
       Cl FA, 2.120%, 12/17/30
o  % in 10 largest holdings 30.0%
o  Number of holdings 114
o  Average effective duration (0.40) years
o  Average maturity 1.24 years
o  Average yield to maturity 2.31%
o  Average credit quality Agency
o  Convexity (0.09)
o  Net assets $470 million, Class I Shares

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

1.1% Treasury securities
3.7% Asset-backed securities
10.6% Agency debt
66.4% Mortgage-backed securities


--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] ROGER A. EARLY, chief investment officer - fixed income, serves as lead manager on the Ultra Short Duration Fixed Income Fund. A Chartered Financial Analyst, a Certified Public Accountant and Certified Financial Planner, Roger joined Turner in March 2002. Previously he was vice president/senior portfolio manager-equities and fixed income of Rittenhouse Financial. He holds a bachelor's degree from the University of Pennsylvania and an MBA from the University of Pittsburgh.

[PHOTO OMITTED] PAUL A. MATLACK serves as comanager on the Ultra Short Duration Fixed Income Fund. A Chartered Financial Analyst, Paul joined Turner in March 2002. Previously, he was vice president, senior portfolio manager, and co-head of the High Yield Group with Delaware Investment Advisors. He holds a bachelor's degree from the University of Pennsylvania and an MBA from The George Washington University.

                                              TURNER FUNDS 2002 ANNUAL REPORT 51

INVESTMENT REVIEW



TURNER SHORT DURATION FIXED INCOME FUND


TOTAL RETURN
YEAR ENDING SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
TURNER SHORT DURATION
FIXED INCOME FUND (CLASS I SHARES)                 4.69%
Lipper Short/Intermediate U.S. Government
  Funds Average                                    6.65
Lehman Brothers 1-3 Year
  U.S. Government Bond Index                       5.85
--------------------------------------------------------------------------------


For the 12-month period ended September 30, 2002, the Short Duration Fixed Income Fund provided a return of 4.69% (Class I Shares). For the same period the Lehman 1-3 Year U.S. Government Bond Index returned 5.85%.

This under-performance results from our emphasis on mortgage product, which under-performed Treasuries. During the last quarter of the Fund's fiscal year, we also added approximately 8% in high quality, short maturity corporate bonds. These bonds also lagged Treasuries during the flight to quality in August and September 2002. Two-year Treasury yields actually declined by almost 1.2% from July through September and ended September at 1.68%, below the Federal Funds target rate.

While our defensive, yield oriented style under-performed in fiscal year 2002, the historically low levels of Treasury yields now appear to represent an extreme in over-valuation. A recovery in the U.S. economy in the coming year would put upward pressure on Treasury yields, and as a result, favor our more defensive, yield-oriented portfolio.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER SHORT DURATION FIXED INCOME FUND, CLASS I SHARES:
MARCH 31, 1994-SEPTEMBER 30, 2002 *

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                   TURNER SHORT DURATION FIXED INCOME FUND CLASS I               Lehman 1-3 Year Government Bond Index
3/94                                                        $10000                                              $10000
9/94                                                         10089                                               10049
9/95                                                         10976                                               10871
9/96                                                         11637                                               11488
9/97                                                         12463                                               12279
9/98                                                         13469                                               13253
9/99                                                         13858                                               13676
9/00                                                         14690                                               14475
9/01                                                         16063                                               16019
9/02                                                         16817                                               16956

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Short Duration Fixed Income Fund (Class I Shares) is March 1, 1994.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2002
--------------------------------------------------------------------------------

                     PAST ONE      PAST THREE        PAST FIVE         SINCE
                     YEAR          YEARS             YEARS             INCEPTION
Class I Shares       4.69%         6.66%             6.17%             6.25%
Class II Shares      4.53%         6.50%             N/A               7.38%

52  TURNER FUNDS 2002 ANNUAL REPORT

TURNER SHORT DURATION FIXED INCOME FUND



--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Short Duration Fixed Income Fund seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The Fund seeks to limit fluctuations in principal and reduce interest rate risk by maintaining an average effective duration no greater than that of a three year Treasury Bill.



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002



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        SHORT                  LONG

               MATURITY AVERAGE



o  Ticker symbol TSDGX,
   Class I Shares
o  CUSIP #872524202,
   Class I Shares
o  Top 10 holdings
   (1) FHLMC CMO/REMIC
       Ser 2469, Cl FW,
       2.523%, 12/15/19
   (2) FHLMC CMO/REMIC Ser 2503, Cl FE,
       2.310%, 09/15/32
   (3) FHLMC CMO/REMIC Ser 2466, Cl FV,
       2.373%, 03/15/32
   (4) FHLMC CMO/REMIC Ser 2459, Cl GB,
       5.500%, 07/15/21
   (5) U.S. Treasury Notes TIPS, 3.625%, 01/15/08
   (6) FHLMC CMO/REMIC Ser 2469,
       Cl CF, 2.173%, 01/15/28
   (7) FNMA CMO/REMIC Ser 2002-11, Cl QF, 2.314%,
       03/25/32
   (8) SLMA TBA, 1.971%, 09/15/05
   (9) FNMA, 4.250%, 02/11/05
  (10) FHLMC CMO/REMIC Ser 2473, Cl WF, 2.493%, 04/15/30
o  % in 10 largest holdings 35.00%
o  Number of holdings 99
o  Average effective duration 1.20 years
o  Average maturity 2.05 years
o  Average yield to maturity 2.82%
o  Average credit quality Agency n Convexity (0.14)
o  Net assets $264 million, Class I Shares

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

3.2% Agency debt

3.5% Treasury securities

5.6% Asset-backed securities

74.2% Mortgage-backed securities



--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

[PHOTO OMITTED] ROGER A. EARLY, chief investment officer - fixed income, serves as lead manager on the Short Duration Fixed Income Fund. A Chartered Financial Analyst, a Certified Public Accountant and Certified Financial Planner, Roger joined Turner in 2002. Previously he was vice president/senior portfolio manager-equities and fixed income of Rittenhouse Financial. He holds a bachelor's degree from the University of Pennsylvania and an MBA from the University of Pittsburgh.


[PHOTO OMITTED] PAUL A. MATLACK serves as comanager on the Short Duration Fixed Income Fund. A Chartered Financial Analyst, Paul joined Turner in 2002. Previously, he was vice president, senior portfolio manager, and co-head of the High Yield Group with Delaware Investment Advisors. He holds a bachelor's degree from the University of Pennsylvania and an MBA from The George Washington University.


                                              TURNER FUNDS 2002 ANNUAL REPORT 53

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND
September 30,  2002
                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--98.7%
----------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.2%
----------------------------------------------------------
AOL Time Warner*                         60,140  $     704
                                                 ---------
Total Advertising & related services                   704
                                                 ---------

----------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--1.0%
----------------------------------------------------------
Northrop Grumman                          4,960        615
                                                 ---------
Total Aerospace product & parts
    manufacturing                                      615
                                                 ---------

----------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--1.0%
----------------------------------------------------------
Sara Lee                                 31,720        580
                                                 ---------
Total Bakeries & tortilla manufacturing                580
                                                 ---------

----------------------------------------------------------
BEVERAGE MANUFACTURING--4.7%
----------------------------------------------------------
Coca-Cola                                58,310      2,796
                                                 ---------
Total Beverage manufacturing                         2,796
                                                 ---------

----------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--1.5%
----------------------------------------------------------
Lowe's                                   21,300        882
                                                 ---------
Total Building material & supplies dealers             882
                                                 ---------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--5.0%
----------------------------------------------------------
Cisco Systems*                          156,530      1,640
Nokia Oyj ADR                            44,960        596
Qualcomm*                                26,700        738
                                                 ---------
Total Communications equipment
    manufacturing                                    2,974
                                                 ---------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.0%
----------------------------------------------------------
Dell Computer*                           65,110      1,531
EMC*                                     58,760        268
                                                 ---------
Total Computer & peripheral equipment
    manufacturing                                    1,799
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--0.8%
----------------------------------------------------------
First Data                               17,090        478
                                                 ---------
Total Data processing services                         478


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
DEPARTMENT STORES--6.5%
----------------------------------------------------------
Kohl's*                                  15,750  $     958
Wal-Mart Stores                          60,310      2,969
                                                 ---------
Total Department stores                              3,927
                                                 ---------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.3%
----------------------------------------------------------
Fifth Third Bancorp                      12,880        789
                                                 ---------
Total Depository credit intermediation                 789
                                                 ---------

----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--4.6%
----------------------------------------------------------
General Electric                        111,630      2,752
                                                 ---------
Total Electrical equipment manufacturing             2,752
                                                 ---------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.9%
----------------------------------------------------------
eBay*                                    21,530      1,137
                                                 ---------
Total Electronic shopping &
    mail-order houses                                1,137
                                                 ---------

----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.2%
----------------------------------------------------------
Best Buy*                                31,000        692
                                                 ---------
Total Electronics & appliance stores                   692
                                                 ---------

----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--3.6%
----------------------------------------------------------
HCA 24,280                                1,156
Tenet Healthcare*                        20,535      1,016
                                                 ---------
Total General medical & surgical hospitals           2,172
                                                 ---------

----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--2.0%
----------------------------------------------------------
CVS 21,490                                  545
Walgreen                                 21,820        671
                                                 ---------
Total Health & personal care stores                  1,216
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--3.5%
----------------------------------------------------------
American International Group             29,640      1,621
UnitedHealth Group                        5,500        480
                                                 ---------
Total Insurance carriers                             2,101
                                                 ---------
54 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.5%
----------------------------------------------------------
Boston Scientific*                       46,920  $   1,481
                                                 ---------
Total Medical equipment &
    supplies manufacturing                           1,481
                                                 ---------

----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.6%
----------------------------------------------------------
Clear Channel Communications*            27,660        961
                                                 ---------
Total Motion picture & video industries                961
                                                 ---------

----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
  INSTRUMENTS MANUFACTURING--3.1%
----------------------------------------------------------
Medtronic                                43,590      1,836
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                1,836
                                                 ---------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--3.6%
----------------------------------------------------------
American Express                         32,930      1,027
MBNA                                     62,350      1,146
                                                 ---------
Total Nondepository credit intermediation            2,173
                                                 ---------

----------------------------------------------------------
OTHER FOOD MANUFACTURING--1.5%
----------------------------------------------------------
Kraft Foods, Cl A                        24,200        882
                                                 ---------
Total Other food manufacturing                         882
                                                 ---------

----------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
    MANUFACTURING--1.4%
----------------------------------------------------------
Harley-Davidson                          17,720        823
                                                 ---------
Total Other transportation
    equipment manufacturing                            823
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--16.6%
----------------------------------------------------------
Abbott Laboratories                      32,770      1,324
Amgen*                                   55,780      2,326
Forest Laboratories*                     21,510      1,764
Pfizer                                  157,197      4,562
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    9,976
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--2.4%
----------------------------------------------------------
Viacom, Cl B*                            35,770  $   1,450
                                                 ---------
Total Radio & television broadcasting                1,450
                                                 ---------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.1%
----------------------------------------------------------
Idec Pharmaceuticals*                    15,890        660
                                                 ---------
Total Scientific r&d services                          660
                                                 ---------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--3.9%
----------------------------------------------------------
Charles Schwab                           85,310        742
Goldman Sachs Group                      12,360        816
Lehman Brothers Holdings                 15,970        784
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       2,342
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--7.5%
----------------------------------------------------------
Applied Materials*                       49,520        572
Intel                                   146,050      2,029
Texas Instruments                        38,220        564
Tyco International                       50,950        718
Xilinx*                                  40,350        639
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                          4,522
                                                 ---------

----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--4.0%
----------------------------------------------------------
Colgate-Palmolive                        14,590        787
Procter & Gamble                         18,090      1,617
                                                 ---------
Total Soap, cleaners & toilet preparation
    manufacturing                                    2,404
                                                 ---------

----------------------------------------------------------
SOFTWARE PUBLISHERS--6.7%
----------------------------------------------------------
Microsoft*                               92,280      4,036
                                                 ---------
Total Software publishers                            4,036
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $64,711)                                  59,160
----------------------------------------------------------

                                            TURNER FUNDS 2002 ANNUAL REPORT | 55

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND

                                   Face Amount       Value
                                          (000)      (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--0.9%
----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 09/30/02, matures
    10/01/02, repurchase price $552,962
    (collateralized by U.S. Government
    obligations, total market
    value $564,015)                        $553  $     553

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $553)                                        553
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--99.6%
    (COST $65,264)                                  59,713
----------------------------------------------------------

----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.4%
----------------------------------------------------------
Payable due to investment adviser                      (31)
Payable due to administrator                            (8)
Other assets and liabilities, net                      297

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                258
----------------------------------------------------------


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 17,150,503 outstanding shares
    of beneficial interest                         104,961
Undistributed net investment income                      3
Accumulated net realized loss on investments       (39,442)
Net unrealized depreciation on investments          (5,551)

----------------------------------------------------------
TOTAL NET ASSETS--100%                              $59,971
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $3.50
----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.

56 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER LARGE CAP GROWTH OPPORTUNITIES FUND
September 30, 2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--97.4%
----------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.2%
----------------------------------------------------------
AOL Time Warner*                          4,880  $      57
                                                 ---------
Total Advertising & related services                    57
                                                 ---------

----------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--1.0%
----------------------------------------------------------
Northrop Grumman                            400         50
                                                 ---------
Total Aerospace product & parts
    manufacturing                                       50
                                                 ---------

----------------------------------------------------------
BEVERAGE MANUFACTURING--2.5%
----------------------------------------------------------
Coca-Cola                                 2,560        123
                                                 ---------
Total Beverage manufacturing                           123
                                                 ---------

----------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--1.5%
----------------------------------------------------------
Lowe's                                    1,730         72
                                                 ---------
Total Building material &
    supplies dealers                                    72
                                                 ---------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--5.1%
----------------------------------------------------------
Cisco Systems*                           13,356        140
Nokia Oyj ADR                             3,660         49
Qualcomm*                                 2,180         60
                                                 ---------
Total Communications equipment
    manufacturing                                      249
                                                 ---------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.8%
----------------------------------------------------------
Dell Computer*                            5,750        135
EMC*                                     10,650         49
                                                 ---------
Total Computer & peripheral equipment
    manufacturing                                      184
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--0.8%
----------------------------------------------------------
First Data                                1,390         39
                                                 ---------
Total Data processing services                          39
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
DEPARTMENT STORES--5.8%
----------------------------------------------------------
Kohl's*                                   1,440  $      87
Wal-Mart Stores                           3,932        194
                                                 ---------
Total Department stores                                281
                                                 ---------

----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--4.5%
----------------------------------------------------------
General Electric                          8,930        220
                                                 ---------
Total Electrical equipment
    manufacturing                                      220
                                                 ---------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.5%
----------------------------------------------------------
eBay*                                     2,270        120
                                                 ---------
Total Electronic shopping &
    mail-order houses                                  120
                                                 ---------

----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.1%
----------------------------------------------------------
Best Buy*                                 2,480         55
                                                 ---------
Total Electronics & appliance stores                    55
                                                 ---------

----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--3.6%
----------------------------------------------------------
HCA                                       1,960         93
Tenet Healthcare*                         1,660         82
                                                 ---------
Total General medical & surgical hospitals             175
                                                 ---------

----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--2.2%
----------------------------------------------------------
CVS                                       1,960         50
Walgreen                                  1,800         55
                                                 ---------
Total Health & personal care stores                    105
                                                 ---------

----------------------------------------------------------
HOME FURNISHINGS STORES--1.1%
----------------------------------------------------------
Bed Bath & Beyond*                        1,640         53
                                                 ---------
Total Home furnishings stores                           53
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--2.7%
----------------------------------------------------------
American International Group              2,400        131
                                                 ---------
Total Insurance carriers                               131
                                                 ---------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.1%
----------------------------------------------------------
Starbucks*                                2,500         52
                                                 ---------
Total Limited-service eating places                     52
                                                 ---------

                                            TURNER FUNDS 2002 ANNUAL REPORT | 57

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.5%
----------------------------------------------------------
Boston Scientific*                        3,820  $     121
                                                 ---------
Total Medical equipment &
    supplies manufacturing                             121
                                                 ---------

----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.6%
----------------------------------------------------------
Clear Channel Communications*             2,240         78
                                                 ---------
Total Motion picture & video industries                 78
                                                 ---------

----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
    INSTRUMENTS MANUFACTURING--3.2%
----------------------------------------------------------
Medtronic                                 3,680        155
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                  155
                                                 ---------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.9%
----------------------------------------------------------
American Express                          2,320         72
MBNA                                      3,830         71
                                                 ---------
Total Nondepository credit intermediation              143
                                                 ---------

----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--1.1%
----------------------------------------------------------
Alliant Techsystems*                        740         51
                                                 ---------
Total Other fabricated metal product
    manufacturing                                       51
                                                 ---------

----------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
    MANUFACTURING--1.5%
----------------------------------------------------------
Harley-Davidson                           1,520         71
                                                 ---------
Total Other transportation equipment
    manufacturing                                       71
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--13.2%
----------------------------------------------------------
Amgen*                                    4,520        188
Forest Laboratories*                      2,070        170
Gilead Sciences*                          1,680         56
Medimmune*                                2,080         44
Pfizer                                    6,317        183
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      641
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--3.2%
----------------------------------------------------------
Viacom, Cl B*                             3,770  $     153
                                                 ---------
Total Radio & television broadcasting                  153
                                                 ---------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.4%
----------------------------------------------------------
Idec Pharmaceuticals*                     1,630         68
                                                 ---------
Total Scientific r&d services                           68
                                                 ---------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--4.2%
----------------------------------------------------------
Charles Schwab                            8,440         73
Goldman Sachs Group                       1,010         67
Lehman Brothers Holdings                  1,300         64
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                         204
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--9.6%
----------------------------------------------------------
Applied Materials*                        4,000         46
Intel                                    14,410        200
Jabil Circuit*                            2,760         41
Texas Instruments                         3,110         46
Tyco International                        4,400         62
Xilinx*                                   4,370         69
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            464
                                                 ---------

----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--3.6%
----------------------------------------------------------
Colgate-Palmolive                         1,180         64
Procter & Gamble                          1,260        112
                                                 ---------
Total Soap, cleaners & toilet preparation
    manufacturing                                      176
                                                 ---------

----------------------------------------------------------
SOFTWARE PUBLISHERS--8.9%
----------------------------------------------------------
Electronic Arts*                            840         55
Microsoft*                                7,240        317
Symantec*                                 1,690         57
                                                 ---------
Total Software publishers                              429
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $5,068)                                    4,720
----------------------------------------------------------

58 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

                                   Face Amount       Value
                                          (000)      (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--1.1%
----------------------------------------------------------
JP  Morgan Chase (A)
    1.500%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $55,229 (collateralized
    by U.S. Government obligations,
    total market value $56,333)             $55  $      55

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $55)                                          55
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--98.5%
    (COST $5,123)                                    4,775
----------------------------------------------------------


----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.5%
----------------------------------------------------------
Receivable due from investment adviser                   8
Payable due to administrator                            (8)
Other assets and liabilities, net                       72

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 72
----------------------------------------------------------


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 735,360 outstanding shares
    of beneficial interest                          19,159
Accumulated net investment loss                         (2)
Accumulated net realized loss on investments       (13,962)
Net unrealized depreciation on investments            (348)

----------------------------------------------------------
TOTAL NET ASSETS--100%                              $4,847
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $6.59
----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2002 ANNUAL REPORT | 59

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND
September 30,  2002
                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--98.9%
----------------------------------------------------------
ACCOUNTING/TAX PREPARATION/
    BOOKKEEPING/PAYROLL SERVICES--1.2%
----------------------------------------------------------
H&R Block                               161,440  $   6,782
                                                 ---------
Total Accounting/tax preparation/
    bookkeeping/payroll services                     6,782
                                                 ---------

----------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.7%
----------------------------------------------------------
Lamar Advertising*                      136,570      4,145
                                                 ---------
Total Advertising & related services                 4,145
                                                 ---------

----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.4%
----------------------------------------------------------
AGCO*                                   156,630      3,634
Smith International*                    135,550      3,973
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                   7,607
                                                 ---------

----------------------------------------------------------
BEVERAGE MANUFACTURING--0.7%
----------------------------------------------------------
Pepsi Bottling Group                    168,150      3,935
                                                 ---------
Total Beverage manufacturing                         3,935
                                                 ---------

----------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER
    MANUFACTURING--1.4%
----------------------------------------------------------
Ball                                    153,490      7,734
                                                 ---------
Total Boiler, tank & shipping
    container manufacturing                          7,734
                                                 ---------

----------------------------------------------------------
CLOTHING STORES--1.8%
----------------------------------------------------------
Abercrombie & Fitch, Cl A*              144,760      2,847
AnnTaylor Stores*                       107,870      2,484
Chico's FAS*                            300,930      4,794
                                                 ---------
Total Clothing stores                               10,125
                                                 ---------

----------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--1.4%
----------------------------------------------------------
Apollo Group, Cl A*                     106,815      4,639
Career Education*                        73,050      3,507
                                                 ---------
Total Colleges, universities &
    professional schools                             8,146
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.6%
----------------------------------------------------------
Harris                                   86,390    $ 2,893
Nextel Communications, Cl A*            819,160      6,185
                                                 ---------
Total Communications equipment
    manufacturing                                    9,078
                                                 ---------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.6%
----------------------------------------------------------
Network Appliance*                      698,080      5,117
Symbol Technologies                     341,890      2,622
Zebra Technologies, Cl A*                28,327      1,493
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          9,232
                                                 ---------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.7%
----------------------------------------------------------
Autodesk                                439,320      5,566
Internet Security Systems*              420,450      5,180
Peoplesoft*                             368,820      4,563
Sungard Data Systems*                   277,030      5,388
                                                 ---------
Total Computer systems design &
    related services                                20,697
                                                 ---------

----------------------------------------------------------
CONSUMER GOODS RENTAL--0.5%
----------------------------------------------------------
Hollywood Entertainment*                204,670      2,972
                                                 ---------
Total Consumer goods rental                          2,972
                                                 ---------

----------------------------------------------------------
DAIRY PRODUCT MANUFACTURING--0.6%
----------------------------------------------------------
Dean Foods*                              78,500      3,123
                                                 ---------
Total Dairy product manufacturing                    3,123
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--3.3%
----------------------------------------------------------
Affiliated Computer Services, Cl A*     173,790      7,395
ChoicePoint*                            107,650      3,836
Fiserv*                                 262,250      7,364
                                                 ---------
Total Data processing services                      18,595
                                                 ---------

----------------------------------------------------------
DEPARTMENT STORES--0.7%
----------------------------------------------------------
Big Lots*                               239,210      3,787
                                                 ---------
Total Department stores                              3,787
                                                 ---------

60 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.0%
----------------------------------------------------------
City National                            80,100  $   3,746
GreenPoint Financial                     42,970      1,794
                                                 ---------
Total Depository credit intermediation               5,540
                                                 ---------

----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--2.9%
----------------------------------------------------------
AmerisourceBergen                       128,980      9,212
Henry Schein*                           132,375      6,983
                                                 ---------
Total Drugs & druggists' sundries
    wholesale                                       16,195
                                                 ---------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.6%
----------------------------------------------------------
Amazon.com*                             596,630      9,504
Overture Services*                      214,404      5,054
                                                 ---------
Total Electronic shopping &
    mail-order houses                               14,558
                                                 ---------

----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.0%
----------------------------------------------------------
Best Buy*                               246,880      5,508
CDW Computer Centers*                   135,240      5,729
                                                 ---------
Total Electronics & appliance stores                11,237
                                                 ---------

----------------------------------------------------------
EMPLOYMENT SERVICES--0.8%
----------------------------------------------------------
Manpower                                147,670      4,333
                                                 ---------
Total Employment services                            4,333
                                                 ---------

----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--2.7%
----------------------------------------------------------
LifePoint Hospitals*                     98,310      3,066
Triad Hospitals*                        106,920      4,058
Universal Health Services, Cl B*        156,410      8,000
                                                 ---------
Total General medical & surgical hospitals          15,124
                                                 ---------

----------------------------------------------------------
GROCERY STORES--0.8%
----------------------------------------------------------
Whole Foods Market*                     101,090      4,331
                                                 ---------
Total Grocery stores                                 4,331
                                                 ---------

----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.5%
----------------------------------------------------------
Accredo Health*                         112,460      5,362
NBTY*                                   254,270      3,300
                                                 ---------
Total Health & personal care stores                  8,662
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
HOME FURNISHINGS STORES--2.5%
----------------------------------------------------------
Bed Bath & Beyond*                      254,950   $  8,304
Williams-Sonoma*                        240,770      5,689
                                                 ---------
Total Home furnishings stores                       13,993
                                                 ---------

----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.7%
----------------------------------------------------------
Kla-Tencor*                             174,750      4,883
Novellus Systems*                       219,180      4,561
                                                 ---------
Total Industrial machinery
    manufacturing                                    9,444
                                                 ---------

----------------------------------------------------------
INFORMATION SERVICES--0.8%
----------------------------------------------------------
Yahoo*                                  453,730      4,342
                                                 ---------
Total Information services                           4,342
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--4.4%
----------------------------------------------------------
Anthem*                                 147,910      9,614
Mid Atlantic Medical Services*           80,530      2,915
RenaissanceRe Holdings                   83,520      3,156
WellPoint Health Networks*              126,620      9,282
                                                 ---------
Total Insurance carriers                            24,967
                                                 ---------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--2.9%
----------------------------------------------------------
Krispy Kreme Doughnuts*                 108,170      3,381
Panera Bread, Cl A*                     119,840      3,236
Starbucks*                              473,650      9,776
                                                 ---------
Total Limited-service eating places                 16,393
                                                 ---------

----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--4.7%
----------------------------------------------------------
Biomet                                  180,298      4,801
St. Jude Medical*                       289,600     10,339
Varian Medical Systems*                  98,060      4,215
Zimmer Holdings*                        180,402      6,917
                                                 ---------
Total Medical equipment &
    supplies manufacturing                          26,272
                                                 ---------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.5%
----------------------------------------------------------
BJ Services*                            241,320      6,274
Patterson-UTI Energy*                    92,520      2,360
                                                 ---------
Total Mining support activities                      8,634
                                                 ---------

                                            TURNER FUNDS 2002 ANNUAL REPORT | 61

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND
                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--0.8%
----------------------------------------------------------
Pixar*                                   98,150  $   4,721
                                                 ---------
Total Motion picture & video industries              4,721
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--0.6%
----------------------------------------------------------
BorgWarner                               63,300      3,142
                                                 ---------
Total Motor vehicle parts manufacturing              3,142
                                                 ---------

----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
    INSTRUMENTS MANUFACTURING--1.9%
----------------------------------------------------------
Dentsply International                  116,215      4,668
L-3 Communications Holdings*            109,660      5,779
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing               10,447
                                                 ---------

----------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/DATABASE
     PUBLISHERS--0.6%
----------------------------------------------------------
Scholastic*                              77,700      3,472
                                                 ---------
Total Newspaper/periodical/book/
    database publishers                              3,472
                                                 ---------

----------------------------------------------------------
OFFICES OF PHYSICIANS--0.8%
----------------------------------------------------------
Caremark Rx*                            280,000      4,760
                                                 ---------
Total Offices of physicians                          4,760
                                                 ---------

----------------------------------------------------------
OIL & GAS EXTRACTION--1.7%
----------------------------------------------------------
Burlington Resources                     75,660      2,902
Pioneer Natural Resources*              128,660      3,120
Pogo Producing                          109,240      3,721
                                                 ---------
Total Oil & gas extraction                           9,743
                                                 ---------

----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.8%
----------------------------------------------------------
Alliant Techsystems*                     64,325      4,454
                                                 ---------
Total Other fabricated metal product
    manufacturing                                    4,454
                                                 ---------

----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.3%
----------------------------------------------------------
Affiliated Managers Group*               72,960      3,255
Investors Financial Services            251,420      6,806
SEI Investments                         111,512      2,663
                                                 ---------
Total Other financial investment activities         12,724
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.0%
----------------------------------------------------------
SPX*                                     57,340  $   5,786
                                                 ---------
Total Other general purpose
    machinery manufacturing                          5,786
                                                 ---------

----------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--0.7%
----------------------------------------------------------
Coach*                                  150,200      3,845
                                                 ---------
Total Other leather & allied
    product manufacturing                            3,845
                                                 ---------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.5%
----------------------------------------------------------
International Game Technology*          119,540      8,265
                                                 ---------
Total Other miscellaneous
    manufacturing                                    8,265
                                                 ---------

----------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--1.1%
----------------------------------------------------------
Avery Dennison                          113,170      6,448
                                                 ---------
Total Paper & paper product wholesale                6,448
                                                 ---------

----------------------------------------------------------
PERSONAL CARE SERVICES--0.6%
----------------------------------------------------------
Weight Watchers International*           83,330      3,613
                                                 ---------
Total Personal care services                         3,613
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--7.5%
----------------------------------------------------------
Cephalon*                               116,830      4,769
Gilead Sciences*                        201,500      6,756
Medimmune*                              371,510      7,772
Neurocrine Biosciences*                  88,934      3,646
Scios*                                  165,040      4,200
Shire Pharmaceuticals ADR*              195,370      4,839
Teva Pharmaceutical
    Industries ADR                       62,140      4,164
Trimeris*                               128,280      5,728
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                   41,874
                                                 ---------


----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.5%
----------------------------------------------------------
Kinder Morgan                            77,000      2,730
                                                 ---------
Total Pipeline transportation
    of natural gas                                   2,730

62 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND
                                                     Value
                                         Shares      (000)
----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--2.4%
----------------------------------------------------------
Cumulus Media, Cl A*                    313,001  $   5,525
Emmis Communications, Cl A*             247,849      4,709
Westwood One*                            85,800      3,067
                                                 ---------
Total Radio & television broadcasting               13,301
                                                 ---------

----------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--0.7%
----------------------------------------------------------
Lennar                                   71,800      4,005
                                                 ---------
Total Residential building construction              4,005
                                                 ---------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.1%
----------------------------------------------------------
Covance*                                239,220      4,682
Idec Pharmaceuticals*                   167,230      6,943
                                                 ---------
Total Scientific r&d services                       11,625
                                                 ---------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.5%
----------------------------------------------------------
Bear Stearns                            106,030      5,980
Investment Technology Group*             79,860      2,337
Legg Mason                              129,920      5,529
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                      13,846
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--2.6%
----------------------------------------------------------
Cymer*                                  148,160      2,762
Jabil Circuit*                          324,980      4,803
QLogic*                                 268,130      6,982
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                         14,547
                                                 ---------

----------------------------------------------------------
SERVICES TO BUILDINGS & DWELLINGS--1.2%
----------------------------------------------------------
Ecolab                                  162,250      6,771
                                                 ---------
Total Services to buildings & dwellings              6,771
                                                 ---------

----------------------------------------------------------
SOFTWARE PUBLISHERS--6.8%
----------------------------------------------------------
Electronic Arts*                        143,520      9,466
Intuit*                                 240,780     10,963
Mercury Interactive*                    371,410      6,373
MicroStrategy, Cl A*                        233          2
Symantec*                               251,050      8,443
Take-Two Interactive Software*          101,550      2,945
                                                 ---------
Total Software publishers                           38,192
                                                 ---------


                                   Shares/Face       Value
                                   Amount (000)      (000)
----------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL
    INSTRUMENT STORES--1.3%
----------------------------------------------------------
Michaels Stores*                        165,200  $   7,550
                                                 ---------
Total Sporting goods/hobby/musical
    instrument stores                                7,550
                                                 ---------

----------------------------------------------------------
SUGAR & CONFECTIONERY PRODUCT
    MANUFACTURING--0.6%
----------------------------------------------------------
Hershey Foods                            51,900      3,220
                                                 ---------
Total Sugar & confectionery product
    manufacturing                                    3,220
                                                 ---------

----------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION SERVICES--1.0%
----------------------------------------------------------
Hotels.com, Cl A*                       108,950      5,511
                                                 ---------
Total Travel arrangement & reservation
    services                                         5,511
                                                 ---------

----------------------------------------------------------
TRAVELER ACCOMMODATION--1.4%
----------------------------------------------------------
MGM Mirage*                             215,260      8,029
                                                 ---------
Total Traveler accommodation                         8,029
                                                 ---------

----------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.5%
----------------------------------------------------------
Philadelphia Suburban                   125,820      2,555
                                                 ---------
Total Water, sewage & other systems                  2,555
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $579,185)                                555,159
----------------------------------------------------------

----------------------------------------------------------
WARRANTS--0.0%
----------------------------------------------------------
MicroStrategy, Expires 06/24/07*          1,550         --

----------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                           --
----------------------------------------------------------

----------------------------------------------------------
CONVERTIBLE BOND--0.0%
----------------------------------------------------------
MicroStrategy, Ser A
    7.500%, 06/24/07                        $66         13

----------------------------------------------------------
TOTAL CONVERTIBLE BOND
    (COST $0)                                           13
----------------------------------------------------------



                                            TURNER FUNDS 2002 ANNUAL REPORT | 63

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                   Face Amount       Value
                                          (000)      (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--0.0%
----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 09/30/02, matures
    10/01/02, repurchase price $174,128
    (collateralized by U.S. Government
    obligations, total market
    value $177,609)                        $174  $     174

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $174)                                        174
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--98.9%
    (COST $579,359)                                555,346
----------------------------------------------------------


----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.1%
----------------------------------------------------------
Payable due to investment adviser                     (365)
Payable due to administrator                           (71)
Other assets and liabilities, net                    6,436

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET              6,000
----------------------------------------------------------


                                                     Value
                                                     (000)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 40,717,499 outstanding shares
    of beneficial interest                      $1,347,995
Portfolio capital of Class II Shares
    (unlimited authorization--no par value)
    based on 7,433 outstanding shares
    of beneficial interest                             140
Accumulated net realized loss
    on investments                                (762,776)
Net unrealized depreciation
    on investments                                 (24,013)

----------------------------------------------------------
TOTAL NET ASSETS--100%                             $561,346
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $13.78
----------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                $13.72
----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
Ser - Series
Amounts designated as "--" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

64 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
September 30,  2002
                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--97.6%
----------------------------------------------------------
ACCOUNTING/TAX PREPARATION/
    BOOKKEEPING/PAYROLL SERVICES--1.2%
----------------------------------------------------------
NCO Group*                               62,040  $     707
PRG-Schultz International*               77,750        962
                                                 ---------
Total Accounting/tax preparation/
    bookkeeping/payroll services                     1,669
                                                 ---------

----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.8%
----------------------------------------------------------
AGCO*                                    50,880      1,180
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                   1,180
                                                 ---------

----------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS
    MANUFACTURING--0.3%
----------------------------------------------------------
Griffon*                                 45,930        489
                                                 ---------
Total Architectural & structural
    metals manufacturing                               489
                                                 ---------

----------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--0.9%
----------------------------------------------------------
American Italian Pasta, Cl A*            35,710      1,275
                                                 ---------
Total Bakeries & tortilla manufacturing              1,275
                                                 ---------

----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.5%
----------------------------------------------------------
Airgas*                                  84,060      1,104
Millennium Chemicals                    111,170      1,098
                                                 ---------
Total Basic chemical manufacturing                   2,202
                                                 ---------

----------------------------------------------------------
CLOTHING STORES--1.1%
----------------------------------------------------------
Christopher & Banks*                     25,040        629
Urban Outfitters*                        41,660      1,012
                                                 ---------
Total Clothing stores                                1,641
                                                 ---------

----------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--0.7%
----------------------------------------------------------
Corinthian Colleges*                     24,820        937
                                                 ---------
Total Colleges, universities &
    professional schools                               937
                                                 ---------

----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.4%
----------------------------------------------------------
Terayon*                                273,290        634
                                                 ---------
Total Commercial/industrial
    equipment rental & leasing                         634
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--0.7%
----------------------------------------------------------
Sandisk*                                 76,350  $   1,001
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          1,001
                                                 ---------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--6.2%
----------------------------------------------------------
Anteon International*                    64,470      1,752
CACI International, Cl A*                44,900      1,592
Foundry Networks*                       186,930      1,024
Intergraph*                              64,670      1,105
Internet Security Systems*               76,010        937
Manhattan Associates*                    53,310        721
NetScreen Technologies*                  58,180        631
PEC Solutions*                           51,380      1,144
                                                 ---------
Total Computer systems design &
    related services                                 8,906
                                                 ---------

----------------------------------------------------------
CONSUMER GOODS RENTAL--1.2%
----------------------------------------------------------
Hollywood Entertainment*                119,460      1,735
                                                 ---------
Total Consumer goods rental                          1,735
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--2.0%
----------------------------------------------------------
Arbitron*                                23,900        815
Documentum*                              61,460        710
Global Payments                          50,110      1,283
                                                 ---------
Total Data processing services                       2,808
                                                 ---------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--8.7%
----------------------------------------------------------
Boston Private Financial Holdings        46,360        987
Brookline Bancorp                        92,850      1,091
Community First Bankshares               42,970      1,198
East-West Bancorp                        49,630      1,676
IndyMac Bancorp*                         39,690        765
R&G Financial, Cl B                      53,730      1,172
Republic Bancorp                         60,490        786
South Financial Group                    81,420      1,717
Southwest Bancorp of Texas*              60,300      2,196
United Bankshares                        31,200        905
                                                 ---------
Total Depository credit intermediation              12,493
                                                 ---------

                                            TURNER FUNDS 2002 ANNUAL REPORT | 65

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
                                                     Value
                                         Shares      (000)
----------------------------------------------------------
DIRECT SELLING ESTABLISHMENTS--0.6%
J. Jill Group*                           47,970  $     836
                                                 ---------
Total Direct selling establishments                    836
                                                 ---------

----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.6%
----------------------------------------------------------
Medicis Pharmaceutical, Cl A*            18,050        738
Priority Healthcare, Cl B*               64,030      1,613
                                                 ---------
Total Drugs & druggists' sundries wholesale          2,351
                                                 ---------

----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--0.6%
----------------------------------------------------------
Ametek                                   28,500        830
                                                 ---------
Total Electrical equipment
    manufacturing                                      830
                                                 ---------

----------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--0.4%
----------------------------------------------------------
Arris Group*                            155,320        575
                                                 ---------
Total Electrical goods wholesale                       575
                                                 ---------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.0%
----------------------------------------------------------
Overture Services*                       62,670      1,477
                                                 ---------
Total Electronic shopping &
    mail-order houses                                1,477
                                                 ---------

----------------------------------------------------------
FREIGHT TRANSPORTATION ARRANGEMENT--0.6%
----------------------------------------------------------
Pacer International*                     69,760        792
                                                 ---------
Total Freight transportation
    arrangement                                        792
                                                 ---------

----------------------------------------------------------
GENERAL FREIGHT TRUCKING--1.0%
----------------------------------------------------------
Yellow*                                  47,460      1,400
                                                 ---------
Total General freight trucking                       1,400
                                                 ---------

----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--3.2%
----------------------------------------------------------
Accredo Health*                          33,600      1,602
Duane Reade*                             50,140        802
NBTY*                                    84,310      1,095
Syncor International*                    34,700      1,114
                                                 ---------
Total Health & personal care stores                  4,613
                                                 ---------

----------------------------------------------------------
HOME FURNISHINGS STORES--0.6%
----------------------------------------------------------
Cost Plus*                               30,450        818
                                                 ---------
Total Home furnishings stores                          818
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION EQUIPMENT
    MANUFACTURING--0.5%
----------------------------------------------------------
Engineered Support Systems               11,780  $     672
                                                 ---------
Total Hvac & commercial refrigeration
    equipment manufacturing                            672
                                                 ---------

----------------------------------------------------------
INDUSTRIAL MACHINERY
    MANUFACTURING--1.0%
----------------------------------------------------------
Imation*                                 29,790        844
Varian Semiconductor
    Equipment Associates*                33,720        554
                                                 ---------
Total Industrial machinery
    manufacturing                                    1,398
                                                 ---------

----------------------------------------------------------
INFORMATION SERVICES--1.3%
----------------------------------------------------------
eSpeed, Cl A*                           102,670      1,043
United Online*                           91,360        876
                                                 ---------
Total Information services                           1,919
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--0.7%
----------------------------------------------------------
Scottish Annuity & Life Holdings         61,830      1,054
                                                 ---------
Total Insurance carriers                             1,054
                                                 ---------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.8%
----------------------------------------------------------
California Pizza Kitchen*                48,440      1,114
Panera Bread, Cl A*                      55,510      1,499
                                                 ---------
Total Limited-service eating places                  2,613
                                                 ---------

----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--2.5%
----------------------------------------------------------
Corporate Executive Board*               55,700      1,590
FTI Consulting*                          17,090        680
Kroll*                                   66,380      1,316
                                                 ---------
Total Management, scientific & technical
    consulting services                              3,586
                                                 ---------

----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.6%
----------------------------------------------------------
Dianon Systems*                          32,810      1,552
Unilab*                                  38,730        812
                                                 ---------
Total Medical & diagnostic laboratories              2,364
                                                 ---------

66 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.7%
----------------------------------------------------------
Cooper                                   18,640  $     978
Respironics*                             55,350      1,772
Wright Medical Group*                    62,100      1,182
                                                 ---------
Total Medical equipment &
    supplies manufacturing                           3,932
                                                 ---------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.7%
----------------------------------------------------------
CAL Dive International*                  92,490      1,865
Precision Drilling*                      17,580        529
                                                 ---------
Total Mining support activities                      2,394
                                                 ---------

----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.1%
----------------------------------------------------------
Pinnacle Systems*                       148,870      1,608
                                                 ---------
Total Motion picture &
    video industries                                 1,608
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.9%
----------------------------------------------------------
Oshkosh Truck                            23,350      1,317
                                                 ---------
Total Motor vehicle manufacturing                    1,317
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--0.8%
----------------------------------------------------------
AO Smith                                 42,170      1,198
                                                 ---------
Total Motor vehicle parts manufacturing              1,198
                                                 ---------

----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
    INSTRUMENTS MANUFACTURING--4.2%
----------------------------------------------------------
American Medical Systems Holdings*       54,601      1,133
Bio-Rad Laboratories, Cl A*              18,480        696
Flir Systems*                            36,400      1,274
Fossil*                                  34,360        689
Integrated Defense Technologies*         46,050        907
Newport*                                 30,070        339
Photon Dynamics*                         56,010      1,043
                                                 ---------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                    6,081
                                                 ---------

----------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.5%
----------------------------------------------------------
Olin                                     42,700        699
                                                 ---------
Total Nonferrous production & processing               699
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OIL & GAS EXTRACTION--3.4%
----------------------------------------------------------
Chesapeake Energy                       335,260  $   2,213
Ultra Petroleum*                        314,120      2,623
                                                 ---------
Total Oil & gas extraction                           4,836
                                                 ---------

----------------------------------------------------------
OTHER CHEMICAL PRODUCT & PREPARATION
    MANUFACTURING--0.5%
----------------------------------------------------------
A. Schulman                              38,330        664
                                                 ---------
Total Other chemical product &
    preparation manufacturing                          664
                                                 ---------

----------------------------------------------------------
OTHER CROP FARMING--0.0%
----------------------------------------------------------
Aurora Foods*                               382         --
                                                 ---------
Total Other crop farming                                --
                                                 ---------

----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.4%
----------------------------------------------------------
Affiliated Managers Group*               46,280      2,065
                                                 ---------
Total Other financial
    investment activities                            2,065
                                                 ---------

----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.4%
----------------------------------------------------------
Cuno*                                    20,200        623
                                                 ---------
Total Other general purpose
    machinery manufacturing                            623
                                                 ---------

----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--2.5%
----------------------------------------------------------
Alexandria Real Estate Equities          18,520        787
American Capital Strategies              39,770        749
Macerich                                 23,570        730
Ventas                                   94,500      1,262
                                                 ---------
Total Other investment pools & funds                 3,528
                                                 ---------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.8%
----------------------------------------------------------
Action Performance*                      42,300      1,087
Alliance Gaming*                        108,770      1,682
Nautilus Group*                          21,450        418
Shuffle Master*                          41,790        778
                                                 ---------
Total Other miscellaneous manufacturing              3,965
                                                 ---------

----------------------------------------------------------
OTHER MISCELLANEOUS STORE RETAILERS--0.9%
----------------------------------------------------------
Petco Animal Supplies*                   60,090      1,303
                                                 ---------
Total Other miscellaneous store retailers            1,303
                                                 ---------

                                            TURNER FUNDS 2002 ANNUAL REPORT | 67

FINANCIAL STATEMENTS




STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--0.6%
----------------------------------------------------------
Louisiana-Pacific*                      139,100  $     900
                                                 ---------
Total Other wood product manufacturing                 900
                                                 ---------

----------------------------------------------------------
OUTPATIENT CARE CENTERS--1.1%
----------------------------------------------------------
Sierra Health Services*                  90,690      1,627
                                                 ---------
Total Outpatient care centers                        1,627
                                                 ---------

----------------------------------------------------------
PAINT, COATING & ADHESIVE
    MANUFACTURING--0.4%
----------------------------------------------------------
Ferro                                    26,020        601
                                                 ---------
Total Paint, coating & adhesive
    manufacturing                                      601
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.3%
----------------------------------------------------------
Neurocrine Biosciences*                  53,800      2,206
Scios*                                   75,660      1,925
Trimeris*                                45,960      2,052
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    6,183
                                                 ---------

----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.9%
----------------------------------------------------------
Western Gas Resources                    40,800      1,275
                                                 ---------
Total Pipeline transportation of natural gas         1,275
                                                 ---------

----------------------------------------------------------
PRINTING & RELATED SUPPORT ACTIVITIES--1.1%
----------------------------------------------------------
John H. Harland                          59,020      1,602
                                                 ---------
Total Printing & related support activities          1,602
                                                 ---------

----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--1.4%
----------------------------------------------------------
Cytyc*                                   72,640        779
Scansource*                              22,470      1,304
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                     2,083
                                                 ---------

----------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--0.4%
----------------------------------------------------------
Alliance Data Systems*                   42,000        636
                                                 ---------
Total Professional, scientific &
    technical services                                 636


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--2.0%
----------------------------------------------------------
Cumulus Media, Cl A*                    104,400  $   1,843
Emmis Communications, Cl A*              57,820      1,098
                                                 ---------
Total Radio & television broadcasting                2,941
                                                 ---------

----------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--0.8%
----------------------------------------------------------
Ryland Group                             29,180      1,085
                                                 ---------
Total Residential building construction              1,085
                                                 ---------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.7%
----------------------------------------------------------
Covance*                                 98,870      1,935
Techne*                                  38,520      1,263
Transkaryotic Therapies*                 21,190        687
                                                 ---------
Total Scientific r&d services                        3,885
                                                 ---------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.0%
----------------------------------------------------------
Jefferies Group                          34,820      1,329
Raymond James Financial                  58,000      1,570
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       2,899
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--4.2%
----------------------------------------------------------
ATMI*                                    66,050        931
Cree*                                   126,210      1,578
Cymer*                                   57,660      1,075
DSP Group*                               50,060        804
Integrated Circuit Systems*              58,730        922
Silicon Laboratories*                    41,620        763
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                          6,073
                                                 ---------

----------------------------------------------------------
SOFTWARE PUBLISHERS--1.7%
----------------------------------------------------------
Hyperion Solutions*                      41,920        769
MicroStrategy, Cl A*                        651          5
NETIQ*                                   41,030        595
Take-Two Interactive Software*           39,290      1,140
                                                 ---------
Total Software publishers                            2,509
                                                 ---------
68 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
                                    Shares/Face      Value
                                   Amount (000)      (000)
----------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--1.6%
----------------------------------------------------------
Steel Dynamics*                          98,500  $   1,289
Worthington Industries                   56,390      1,055
                                                 ---------
Total Steel product manufacturing
    from purchased steel                             2,344
                                                 ---------

----------------------------------------------------------
TELECOMMUNICATIONS--1.1%
----------------------------------------------------------
Commonwealth Telephone
    Enterprises*                         25,150        874
Nextel Partners, Cl A*                  127,830        688
                                                 ---------
Total Telecommunications                             1,562
                                                 ---------

----------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION
    SERVICES--0.5%
----------------------------------------------------------
Pegasus Solutions*                       61,660        651
                                                 ---------
Total Travel arrangement &
    reservation services                               651
                                                 ---------

----------------------------------------------------------
TRAVELER ACCOMMODATION--1.2%
----------------------------------------------------------
Station Casinos*                        104,050      1,770
                                                 ---------
Total Traveler accommodation                         1,770
                                                 ---------

----------------------------------------------------------
WASTE TREATMENT & DISPOSAL--1.1%
----------------------------------------------------------
Stericycle*                              46,600      1,581
                                                 ---------
Total Waste treatment & disposal                     1,581
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $153,044)                                140,688
----------------------------------------------------------

----------------------------------------------------------
WARRANTS--0.0%
----------------------------------------------------------
MicroStrategy, Expires 06/24/07*          4,419          1

----------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                            1
----------------------------------------------------------

----------------------------------------------------------
CONVERTIBLE BOND--0.0%
----------------------------------------------------------
MicroStrategy, Ser A
    7.500%, 06/24/07                       $187         38

----------------------------------------------------------
TOTAL CONVERTIBLE BOND
    (COST $0)                                           38
----------------------------------------------------------


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--0.2%
----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 09/30/02, matures
    10/01/02, repurchase price $210,535
    (collateralized by U.S. Government
    obligations, total market
    value $214,743)                        $211  $     211

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $211)                                        211
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--97.8%
    (COST $153,255)                                140,938
----------------------------------------------------------


----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--2.2%
----------------------------------------------------------
Payable due to investment adviser                     (213)
Payable due to administrator                           (18)
Other assets and liabilities, net                    3,474

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET              3,243
----------------------------------------------------------


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 11,421,516 outstanding shares
    of beneficial interest                         361,591
Accumulated net investment loss                         (9)
Accumulated net realized loss
    on investments                                (205,084)
Net unrealized depreciation
    on investments                                 (12,317)

----------------------------------------------------------
TOTAL NET ASSETS--100%                             $144,181
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $12.62
----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
Ser - Series
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2002 ANNUAL REPORT | 69

FINANCIAL STATEMENTS



STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
September 30,  2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--85.3%
----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.4%
----------------------------------------------------------
LabOne*                                 155,180  $   2,508
                                                 ---------
Total Agencies & other insurance
    related activities                               2,508
                                                 ---------

----------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--0.5%
----------------------------------------------------------
Century Aluminum                        132,280        921
                                                 ---------
Total Alumina & aluminum
    production & processing                            921
                                                 ---------

----------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--0.5%
----------------------------------------------------------
URS*                                     52,200        865
                                                 ---------
Total Architectural, engineering &
    related services                                   865
                                                 ---------

----------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--0.5%
----------------------------------------------------------
Sonic Solutions*                        126,368        877
                                                 ---------
Total Audio & video equipment
    manufacturing                                      877
                                                 ---------

----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.4%
----------------------------------------------------------
Tetra Technologies*                      36,180        729
                                                 ---------
Total Basic chemical manufacturing                     729
                                                 ---------

----------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER
    MANUFACTURING--1.4%
----------------------------------------------------------
Silgan Holdings*                         87,610      2,492
                                                 ---------
Total Boiler, tank & shipping
    container manufacturing                          2,492
                                                 ---------

----------------------------------------------------------
CLOTHING STORES--3.0%
----------------------------------------------------------
Aeropostale*                             86,490      1,332
HOT Topic*                              104,480      1,884
Wet Seal, Cl A*                         219,192      2,192
                                                 ---------
Total Clothing stores                                5,408


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.6%
----------------------------------------------------------
Anteon International*                   100,000  $   2,718
CACI International, Cl A*               101,840      3,610
                                                 ---------
Total Computer systems design &
    related services                                 6,328
                                                 ---------

----------------------------------------------------------
CONSUMER GOODS RENTAL--2.5%
----------------------------------------------------------
Movie Gallery*                          297,585      4,467
                                                 ---------
Total Consumer goods rental                          4,467
                                                 ---------

----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.7%
----------------------------------------------------------
Mossimo*                                224,430      1,320
                                                 ---------
Total Cut & sew apparel manufacturing                1,320
                                                 ---------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--8.5%
----------------------------------------------------------
BankAtlantic Bancorp, Cl A              181,210      1,627
Bankunited Financial, Cl A*             125,160      1,996
Boston Private Financial Holdings        80,830      1,722
FirstFed Financial*                      37,920        976
Independent Bank                         37,217      1,232
PFF Bancorp                              48,120      1,334
R&G Financial, Cl B                     141,330      3,084
Seacoast Financial Services              84,570      1,697
Sterling Bancshares                     115,215      1,506
                                                 ---------
Total Depository credit intermediation              15,174
                                                 ---------

----------------------------------------------------------
DIRECT SELLING ESTABLISHMENTS--1.7%
----------------------------------------------------------
Blue Rhino*                              58,530        895
J. Jill Group*                          127,095      2,214
                                                 ---------
Total Direct selling establishments                  3,109
                                                 ---------

----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.1%
----------------------------------------------------------
D&K Healthcare Resources                209,300      1,873
                                                 ---------
Total Drugs & druggists' sundries wholesale          1,873
                                                 ---------

----------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.3%
----------------------------------------------------------
Buca*                                   111,930        895
Rare Hospitality International*          58,370      1,367
                                                 ---------
Total Full-service restaurants                       2,262
                                                 ---------

70 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
                                                     Value
                                         Shares      (000)
----------------------------------------------------------
GAMBLING INDUSTRIES--0.5%
----------------------------------------------------------
Pinnacle Entertainment*                 110,620  $     807
                                                 ---------
Total Gambling industries                              807
                                                 ---------

----------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.8%
----------------------------------------------------------
Roadway                                  36,500      1,339
                                                 ---------
Total General freight trucking                       1,339
                                                 ---------

----------------------------------------------------------
INFORMATION SERVICES--0.2%
----------------------------------------------------------
dELiA*s, Cl A*                          251,383        264
                                                 ---------
Total Information services                             264
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--0.4%
----------------------------------------------------------
Argonaut Group                           36,007        621
                                                 ---------
Total Insurance carriers                               621
                                                 ---------

----------------------------------------------------------
LAWN & GARDEN EQUIPMENT &
    SUPPLIES STORES--2.7%
----------------------------------------------------------
Tractor Supply*                         149,960      4,766
                                                 ---------
Total Lawn & garden equipment &
    supplies stores                                  4,766
                                                 ---------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.7%
----------------------------------------------------------
Checkers Drive-In Restaurant*           161,730      1,294
                                                 ---------
Total Limited-service eating places                  1,294
                                                 ---------

----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--4.9%
----------------------------------------------------------
FTI Consulting*                         144,000      5,726
Kroll*                                   71,520      1,418
Right Management Consultants*            67,171      1,655
                                                 ---------
Total Management, scientific & technical
    consulting services                              8,799
                                                 ---------

----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--3.0%
----------------------------------------------------------
Dianon Systems*                         113,610      5,375
                                                 ---------
Total Medical & diagnostic laboratories              5,375
                                                 ---------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--5.1%
----------------------------------------------------------
Advanced Neuromodulation
    Systems*                             68,090  $   2,266
Exactech*                                16,950        295
Hanger Orthopedic Group*                 88,780      1,412
Merit Medical Systems*                   71,630      1,383
Orthofix International*                  71,100      1,881
Wright Medical Group*                    97,470      1,855
                                                 ---------
Total Medical equipment & supplies
    manufacturing                                    9,092
                                                 ---------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.2%
----------------------------------------------------------
Key Energy Services*                    185,730      1,464
Oceaneering International*               98,600      2,509
                                                 ---------
Total Mining support activities                      3,973
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--2.1%
----------------------------------------------------------
Oshkosh Truck                            64,725      3,650
                                                 ---------
Total Motor vehicle manufacturing                    3,650
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.8%
----------------------------------------------------------
Aftermarket Technology*                  90,880      1,175
ESCO Technologies*                       61,780      1,995
                                                 ---------
Total Motor vehicle parts manufacturing              3,170
                                                 ---------

-----------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--3.1%
-----------------------------------------------------------------------
American Bank Note Holographics*            953          1
American Medical
    Systems Holdings*                    69,390      1,440
EDO 140,410                               3,146
Herley Industries*                       46,750        868
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                5,455
                                                 ---------

----------------------------------------------------------
OIL & GAS EXTRACTION--4.3%
----------------------------------------------------------
Evergreen Resources*                     95,340      3,907
Patina Oil & Gas                        131,102      3,736
                                                 ---------
Total Oil & gas extraction                           7,643
                                                 ---------

                                            TURNER FUNDS 2002 ANNUAL REPORT | 71

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.7%
----------------------------------------------------------
Insignia Systems*                       129,400  $   1,068
Jakks Pacific*                           86,000        956
Scientific Games, Cl A*                 155,320      1,041
                                                 ---------
Total Other miscellaneous manufacturing              3,065
                                                 ---------

----------------------------------------------------------
OUTPATIENT CARE CENTERS--2.5%
----------------------------------------------------------
Amsurg*                                  72,190      2,178
Sierra Health Services*                 129,030      2,315
                                                 ---------
Total Outpatient care centers                        4,493
                                                 ---------

----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.4%
----------------------------------------------------------
Headwaters*                             176,570      2,440
                                                 ---------
Total Petroleum & coal products
    manufacturing                                    2,440
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--2.1%
----------------------------------------------------------
Acambis ADR*                             36,790      1,389
Alkermes*                               167,080      1,318
Axcan Pharma*                            95,240        914
Intrabiotics Pharmaceuticals*           337,330        155
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    3,776
                                                 ---------

----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.1%
----------------------------------------------------------
TC Pipelines                              6,300        169
                                                 ---------
Total Pipeline transportation
    of natural gas                                     169
                                                 ---------

----------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.9%
----------------------------------------------------------
Applied Films*                          106,650      1,167
Jarden*                                  79,110      2,148
                                                 ---------
Total Plastics product manufacturing                 3,315
                                                 ---------

----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--3.1%
----------------------------------------------------------
ICU Medical*                             69,035      2,521
Jaco Electronics*                       126,800        349
Neoware Systems*                         96,060      1,335
Scansource*                              23,970      1,391
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                     5,596
                                                 ---------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
RAIL TRANSPORTATION--1.0%
----------------------------------------------------------
Genesee & Wyoming, Cl A*                 82,795  $   1,842
                                                 ---------
Total Rail transportation                            1,842
                                                 ---------

----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.4%
----------------------------------------------------------
Mesa Air Group*                         206,350        753
                                                 ---------
Total Scheduled air transportation                     753
                                                 ---------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.7%
----------------------------------------------------------
CV Therapeutics*                        133,710      2,796
Icon ADR*                                76,510      1,637
Inveresk Research Group*                111,770      2,113
                                                 ---------
Total Scientific r&d services                        6,546
                                                 ---------

----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--1.6%
----------------------------------------------------------
Chattem*                                 68,780      2,808
                                                 ---------
Total Soap, cleaners & toilet preparation
    manufacturing                                    2,808
                                                 ---------

----------------------------------------------------------
SOFTWARE PUBLISHERS--0.7%
----------------------------------------------------------
Ansys*                                   69,420      1,196
                                                 ---------
Total Software publishers                            1,196
                                                 ---------

----------------------------------------------------------
SPECTATOR SPORTS--3.0%
----------------------------------------------------------
Penn National Gaming*                   281,820      5,321
                                                 ---------
Total Spectator sports                               5,321
                                                 ---------

----------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL
    INSTRUMENT STORES--1.8%
----------------------------------------------------------
Hancock Fabrics                          20,430        330
Jo-Ann Stores, Cl A*                    105,460      2,957
                                                 ---------
Total Sporting goods/hobby/musical
    instrument stores                                3,287
                                                 ---------

----------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--1.2%
----------------------------------------------------------
Quanex                                   63,760      2,212
                                                 ---------
Total Steel product manufacturing
    from purchased steel                             2,212
                                                 ---------
72 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
                                    Shares/Face      Value
                                   Amount (000)      (000)
----------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.2%
----------------------------------------------------------
Artesian Resources, Cl A                 15,470  $     439
                                                 ---------
Total Water, sewage & other systems                    439
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $136,104)                                151,839
----------------------------------------------------------

----------------------------------------------------------
WARRANTS--0.0%
----------------------------------------------------------
American Bank Note Holographics,
    Expires 06/18/03*                       564         --

----------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                           --
----------------------------------------------------------

----------------------------------------------------------
REPURCHASE AGREEMENT--16.2%
----------------------------------------------------------
ABN-Amro (A)
    1.900%, dated 09/30/02, matures
    10/01/02, repurchase price
    $28,893,2FINANCIAL STATEMENTS
    by U.S. Government obligations,
    total market value $29,470,598)     $28,892     28,892

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $28,892)                                  28,892
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--101.5%
    (COST $164,996)                                180,731
----------------------------------------------------------


----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.5)%
----------------------------------------------------------
Payable due to investment adviser                     (153)
Payable due to administrator                           (22)
Other assets and liabilities, net                   (2,426)

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (2,601)
----------------------------------------------------------

                                                    Value
                                                    (000)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 5,559,341 outstanding shares
    of beneficial interest                        $177,952
Accumulated net realized loss
    on investments                                 (15,557)
Net unrealized appreciation
    on investments                                  15,735

----------------------------------------------------------
TOTAL NET ASSETS--100%                            $178,130
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $32.04
----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
Amounts designated as "--" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2002 ANNUAL REPORT | 73

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND
September 30,  2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--96.8%
----------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--3.7%
----------------------------------------------------------
Honeywell International                   2,100  $      46
Northrop Grumman                            500         62
Textron                                   1,500         51
                                                 ---------
Total Aerospace product & parts
    manufacturing                                      159
                                                 ---------

----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.1%
----------------------------------------------------------
AON                                       2,300         47
                                                 ---------
Total Agencies & other insurance
    related activities                                  47
                                                 ---------

----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.5%
----------------------------------------------------------
E.I. du Pont de Nemours                   1,800         65
                                                 ---------
Total Basic chemical manufacturing                      65
                                                 ---------

----------------------------------------------------------
BEVERAGE MANUFACTURING--2.4%
----------------------------------------------------------
Coca-Cola Enterprises                     4,800        102
                                                 ---------
Total Beverage manufacturing                           102
                                                 ---------

----------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--0.5%
----------------------------------------------------------
Comcast, Cl A*                            1,000         21
                                                 ---------
Total Cable networks & program
    distribution                                        21
                                                 ---------

----------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--1.5%
----------------------------------------------------------
Bausch & Lomb                             1,950         65
                                                 ---------
Total Commercial & service industry
    machinery manufacturing                             65
                                                 ---------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.0%
----------------------------------------------------------
Motorola                                  4,150         42
                                                 ---------
Total Communications equipment
    manufacturing                                       42
                                                 ---------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.9%
----------------------------------------------------------
Dell Computer*                            3,300  $      78
Hewlett-Packard                           1,800         21
International Business Machines             225         13
Lexmark International*                    1,200         56
                                                 ---------
Total Computer & peripheral equipment
    manufacturing                                      168
                                                 ---------

----------------------------------------------------------
CONVERTED PAPER PRODUCT
    MANUFACTURING--1.0%
----------------------------------------------------------
Smurfit-Stone Container*                  3,300         42
                                                 ---------
Total Converted paper product
    manufacturing                                       42
                                                 ---------

----------------------------------------------------------
COURIERS--2.2%
----------------------------------------------------------
United Parcel Service, Cl B               1,525         95
                                                 ---------
Total Couriers                                          95
                                                 ---------

----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.5%
----------------------------------------------------------
Jones Apparel Group*                        750         23
                                                 ---------
Total Cut & sew apparel
    manufacturing                                       23
                                                 ---------

----------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--1.2%
----------------------------------------------------------
Gillette                                  1,700         50
                                                 ---------
Total Cutlery & handtool
    manufacturing                                       50
                                                 ---------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--17.2%
----------------------------------------------------------
Bancorpsouth                              3,750         74
Bank of America                             700         45
Bank of New York                          1,600         46
Bank One                                  2,350         88
GreenPoint Financial                      2,800        117
Hibernia, Cl A                            5,800        116
Wachovia                                  2,000         65
Wells Fargo                               3,800        183
                                                 ---------
Total Depository credit
    intermediation                                     734
                                                 ---------

74 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--3.1%
----------------------------------------------------------
CMS Energy                                6,200  $      50
Energy East                               1,900         37
Sierra Pacific Resources                  7,000         43
                                                 ---------
Total Electric power generation,
    transmission & distribution                        130
                                                 ---------

----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.7%
----------------------------------------------------------
Best Buy*                                 2,500         56
RadioShack                                3,050         61
                                                 ---------
Total Electronics & appliance stores                   117
                                                 ---------

----------------------------------------------------------
FOOTWEAR MANUFACTURING--1.1%
----------------------------------------------------------
Reebok International*                     1,800         45
                                                 ---------
Total Footwear manufacturing                            45
                                                 ---------

----------------------------------------------------------
FRUIT & VEGETABLE PRESERVING &
    SPECIALTY FOOD MANUFACTURING--0.9%
----------------------------------------------------------
HJ Heinz                                  1,150         38
                                                 ---------
Total Fruit & vegetable preserving &
    specialty food manufacturing                        38
                                                 ---------

----------------------------------------------------------
GROCERY STORES--1.3%
----------------------------------------------------------
Safeway*                                  2,400         54
                                                 ---------
Total Grocery stores                                    54
                                                 ---------

----------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--1.4%
----------------------------------------------------------
Maytag                                    2,600         60
                                                 ---------
Total Household appliance manufacturing                 60
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--4.2%
----------------------------------------------------------
American International Group                750         41
SAFECO                                    4,300        137
                                                 ---------
Total Insurance carriers                               178
                                                 ---------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.5%
----------------------------------------------------------
McDonald's                                3,700         65
                                                 ---------
Total Limited-service eating places                     65
                                                 ---------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS
    WHOLESALE--1.0%
----------------------------------------------------------
Philip Morris                             1,100  $      43
                                                 ---------
Total Miscellaneous nondurable
    goods wholesale                                     43
                                                 ---------

----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.1%
----------------------------------------------------------
Clear Channel Communications*             1,300         45
                                                 ---------
Total Motion picture & video industries                 45
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.5%
----------------------------------------------------------
General Motors                            1,650         64
                                                 ---------
Total Motor vehicle manufacturing                       64
                                                 ---------

----------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.9%
----------------------------------------------------------
KeySpan                                   2,400         80
                                                 ---------
Total Natural gas distribution                          80
                                                 ---------

-----------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--0.2%
-----------------------------------------------------------------------
Agilent Technologies*                       525          7
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                    7
                                                 ---------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.0%
----------------------------------------------------------
Freddie Mac                               1,500         84
                                                 ---------
Total Nondepository credit intermediation               84
                                                 ---------

----------------------------------------------------------
OTHER FOOD MANUFACTURING--2.0%
----------------------------------------------------------
Kraft Foods, Cl A                         2,300         84
                                                 ---------
Total Other food manufacturing                          84
                                                 ---------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.3%
----------------------------------------------------------
Mattel                                    3,100         56
                                                 ---------
Total Other miscellaneous manufacturing                 56
                                                 ---------

----------------------------------------------------------
OUTPATIENT CARE CENTERS--1.2%
----------------------------------------------------------
Humana*                                   4,000         50
                                                 ---------
Total Outpatient care centers                           50
                                                 ---------

                                            TURNER FUNDS 2002 ANNUAL REPORT | 75

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--10.1%
----------------------------------------------------------
ChevronTexaco                             1,275  $      88
ConocoPhillips                            3,050        141
Exxon Mobil                               4,500        143
Marathon Oil                              2,450         56
                                                 ---------
Total Petroleum & coal products
    manufacturing                                      428
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--1.0%
----------------------------------------------------------
Merck                                       950         43
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                       43
                                                 ---------

----------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.5%
----------------------------------------------------------
Allegheny Technologies                    3,300         23
                                                 ---------
Total Primary metal manufacturing                       23
                                                 ---------

----------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--1.1%
----------------------------------------------------------
International Paper                       1,400         47
                                                 ---------
Total Pulp, paper & paperboard mills                    47
                                                 ---------

----------------------------------------------------------
RAIL TRANSPORTATION--1.6%
----------------------------------------------------------
CSX                                        2,600        69
                                                 ---------
Total Rail transportation                               69
                                                 ---------

----------------------------------------------------------
RUBBER PRODUCT MANUFACTURING--0.7%
----------------------------------------------------------
Goodyear Tire & Rubber                    3,400         30
                                                 ---------
Total Rubber product manufacturing                      30
                                                 ---------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--6.0%
----------------------------------------------------------
Bear Stearns                              1,300         73
Merrill Lynch                             2,000         66
Morgan Stanley                            3,400        115
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                         254
                                                 ---------

                                   Shares/Face       Value
                                   Amount (000)      (000)
----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--3.4%
----------------------------------------------------------
Analog Devices*                             475  $       9
Flextronics International*                4,500         31
National Semiconductor*                   2,800         33
Taiwan Semiconductor
    Manufacturing ADR*                    4,950         32
Vishay Intertechnology*                   4,300         38
                                                 ---------
Total Semiconductor & other
    electronic component
    manufacturing                                      143
                                                 ---------

----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--2.8%
----------------------------------------------------------
Procter & Gamble                          1,350        121
                                                 ---------
Total Soap, cleaners & toilet preparation
    manufacturing                                      121
                                                 ---------

----------------------------------------------------------
TELECOMMUNICATIONS--3.5%
----------------------------------------------------------
SBC Communications                        3,050         61
Verizon Communications                    3,200         88
                                                 ---------
Total Telecommunications                               149
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $5,194)                                    4,120
----------------------------------------------------------

----------------------------------------------------------
RIGHTS--0.0%
----------------------------------------------------------
Seagate Escrow*                             425         --

----------------------------------------------------------
TOTAL RIGHTS
    (COST $0)                                           --
----------------------------------------------------------

----------------------------------------------------------
REPURCHASE AGREEMENT--1.9%
----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $81,076 (collateralized
    by U.S. Government
    obligations, total market
    value $82,696)                          $81         81

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $81)                                          81
----------------------------------------------------------

76 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                                     (000)
----------------------------------------------------------
TOTAL INVESTMENTS--98.7%
    (COST $5,275)                                   $4,201
----------------------------------------------------------


----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.3%
----------------------------------------------------------
Receivable due from investment adviser                   4
Payable due to administrator                            (1)
Other assets and liabilities, net                       51

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 54
----------------------------------------------------------


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 541,581 outstanding shares
    of beneficial interest                           5,974
Accumulated net realized loss
    on investments                                    (645)
Net unrealized depreciation
    on investments                                  (1,074)

----------------------------------------------------------
TOTAL NET ASSETS--100%                              $4,255
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $7.86
----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
Amounts designated as "--" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2002 ANNUAL REPORT | 77

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER MIDCAP VALUE FUND
September 30,  2002
                                                     Value
                                         Share       (000)
----------------------------------------------------------
COMMON STOCK--91.5%
----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.2%
----------------------------------------------------------
AON                                      26,000   $    533
                                                 ---------
Total Agencies & other insurance
    related activities                                 533
                                                 ---------

----------------------------------------------------------
COAL MINING--1.9%
----------------------------------------------------------
Massey Energy                           130,000        838
                                                 ---------
Total Coal mining                                      838
                                                 ---------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--0.3%
----------------------------------------------------------
Maxtor*                                  45,000        117
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                            117
                                                 ---------

----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--3.0%
----------------------------------------------------------
Jones Apparel Group*                     43,000      1,320
                                                 ---------
Total Cut & sew apparel manufacturing                1,320
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--2.1%
----------------------------------------------------------
eFunds*                                  96,000        901
                                                 ---------
Total Data processing services                         901
                                                 ---------

----------------------------------------------------------
DEPARTMENT STORES--3.3%
----------------------------------------------------------
Federated Department Stores*             36,500      1,075
Saks*                                    36,000        379
                                                 ---------
Total Department stores                              1,454
                                                 ---------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--14.2%
----------------------------------------------------------
Banknorth Group                          48,600      1,154
Bay View Capital*                        84,500        479
Commerce Bancshares                      13,125        513
GreenPoint Financial                     32,000      1,336
Hibernia, Cl A                           39,500        790
Huntington Bancshares                    66,000      1,200
PNC Financial Services Group             17,000        717
                                                 ---------
Total Depository credit intermediation               6,189
                                                 ---------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION &
    DISTRIBUTION--8.3%
----------------------------------------------------------
Allegheny Energy                         10,600  $     139
CMS Energy                              112,500        907
Puget Energy                             58,000      1,184
Scana                                    33,000        858
Xcel Energy                              55,000        512
                                                 ---------
Total Electric power generation,
    transmission & distribution                      3,600
                                                 ---------

----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.7%
----------------------------------------------------------
RadioShack                               36,500        732
                                                 ---------
Total Electronics & appliance stores                   732
                                                 ---------

----------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--0.8%
----------------------------------------------------------
Briggs & Stratton                         9,800        368
                                                 ---------
Total Engine, turbine & power transmission
    equipment manufacturing                            368
                                                 ---------

----------------------------------------------------------
FOOTWEAR MANUFACTURING--1.6%
----------------------------------------------------------
Reebok International*                    27,000        676
                                                 ---------
Total Footwear manufacturing                           676
                                                 ---------

----------------------------------------------------------
GENERAL FREIGHT TRUCKING--4.0%
----------------------------------------------------------
Arkansas Best*                           21,500        617
Yellow*                                  37,500      1,106
                                                 ---------
Total General freight trucking                       1,723
                                                 ---------

----------------------------------------------------------
GROCERY STORES--2.3%
----------------------------------------------------------
Kroger*                                  70,000        987
                                                 ---------
Total Grocery stores                                   987
                                                 ---------

----------------------------------------------------------
HOUSEHOLD & INSTITUTIONAL FURNITURE &
    KITCHEN CABINET MANUFACTURING--1.5%
----------------------------------------------------------
Newell Rubbermaid                        21,000        648
                                                 ---------
Total Household & institutional
    furniture & kitchen cabinet
    manufacturing                                      648
                                                 ---------


78 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS

TURNER MIDCAP VALUE FUND


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION
    EQUIPMENT MANUFACTURING--1.7%
----------------------------------------------------------
York International                       26,100  $     736
                                                 ---------
Total Hvac & commercial refrigeration
    equipment manufacturing                            736
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--9.7%
----------------------------------------------------------
Erie Indemnity, Cl A                     24,000      1,000
Mercury General                          27,000      1,155
SAFECO                                   51,000      1,621
UnumProvident                            22,000        448
                                                 ---------
Total Insurance carriers                             4,224
                                                 ---------

----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--2.9%
----------------------------------------------------------
Dun & Bradstreet*                        38,000      1,277
                                                 ---------
Total Management, scientific &
    technical consulting services                    1,277
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--0.4%
----------------------------------------------------------
Delphi                                   22,000        188
                                                 ---------
Total Motor vehicle parts
    manufacturing                                      188
                                                 ---------

----------------------------------------------------------
NATURAL GAS DISTRIBUTION--3.8%
----------------------------------------------------------
KeySpan                                  30,000      1,005
National Fuel Gas                        33,500        666
                                                 ---------
Total Natural gas distribution                       1,671
                                                 ---------

----------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--1.4%
----------------------------------------------------------------------
Thermo Electron*                         37,000        597
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                  597
                                                 ---------

----------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--2.9%
----------------------------------------------------------
United Stationers*                       48,500      1,276
                                                 ---------
Total Office supplies, stationery &
    gift stores                                      1,276


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OFFICES OF PHYSICIANS--4.0%
----------------------------------------------------------
Caremark Rx*                            101,600  $   1,727
                                                 ---------
Total Offices of physicians                          1,727
                                                 ---------

----------------------------------------------------------
OIL & GAS EXTRACTION--5.1%
----------------------------------------------------------
Pioneer Natural Resources*               65,000      1,576
XTO Energy                               31,500        649
                                                 ---------
Total Oil & gas extraction                           2,225
                                                 ---------

----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
    MANUFACTURING--1.9%
----------------------------------------------------------
Energizer Holdings*                      27,000        821
                                                 ---------
Total Other electrical equipment &
    component manufacturing                            821
                                                 ---------

----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.0%
----------------------------------------------------------
Federated Investors, Cl B                33,000        891
                                                 ---------
Total Other financial investment activities            891
                                                 ---------

----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.5%
----------------------------------------------------------
La Quinta*                              135,000        648
                                                 ---------
Total Other investment pools & funds                   648
                                                 ---------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.5%
----------------------------------------------------------
Callaway Golf                            20,000        208
                                                 ---------
Total Other miscellaneous manufacturing                208
                                                 ---------

----------------------------------------------------------
OUTPATIENT CARE CENTERS--0.7%
----------------------------------------------------------
Healthsouth*                             73,000        303
                                                 ---------
Total Outpatient care centers                          303
                                                 ---------

----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--0.6%
----------------------------------------------------------
Valero Energy                            10,000        265
                                                 ---------
Total Petroleum & coal products
    manufacturing                                      265
                                                 ---------

                                            TURNER FUNDS 2002 ANNUAL REPORT | 79

FINANCIAL STATEMENTS


CSTATEMENT OF NET ASSETS

TURNER MIDCAP VALUE FUND


                                   Shares/Face       Value
                                   Amount (000)      (000)
----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--0.1%
----------------------------------------------------------
LSI Logic*                                6,100  $      39
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                             39
                                                 ---------

----------------------------------------------------------
SHIP & BOAT BUILDING--0.7%
----------------------------------------------------------
Brunswick                                15,000        316
                                                 ---------
Total Ship & boat building                             316
                                                 ---------

----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--1.8%
----------------------------------------------------------
Dial                                     37,000        794
                                                 ---------
Total Soap, cleaners & toilet preparation
    manufacturing                                      794
                                                 ---------

----------------------------------------------------------
SOFTWARE PUBLISHERS--1.1%
----------------------------------------------------------
Compuware*                              159,500        486
                                                 ---------
Total Software publishers                              486
                                                 ---------

----------------------------------------------------------
WASTE TREATMENT & DISPOSAL--2.5%
----------------------------------------------------------
Republic Services*                       57,500      1,081
                                                 ---------
Total Waste treatment & disposal                     1,081
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $39,679)                                  39,859
----------------------------------------------------------

----------------------------------------------------------
REPURCHASE AGREEMENT--11.4%
----------------------------------------------------------
JP Morgan Chase (A)
    1.500%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $4,958,479 (collateralized
    by U.S. Government obligations,
    total market value $5,061,142)       $4,958      4,958

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $4,958)                                    4,958
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--102.9%
    (COST $44,637)                                  44,817
----------------------------------------------------------


                                                    Value
                                                     (000)
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(2.9)%
----------------------------------------------------------
Payable due to investment adviser                $     (21)
Payable due to administrator                            (6)
Other assets and liabilities, net                   (1,219)

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (1,246)
----------------------------------------------------------


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 3,721,376 outstanding shares
    of beneficial interest                          45,101
Accumulated net realized loss
    on investments                                  (1,710)
Net unrealized appreciation
    on investments                                     180

----------------------------------------------------------
TOTAL NET ASSETS--100%                             $43,571
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $11.71
----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
The accompanying notes are an integral part of the financial statements.



80 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS

TURNER SMALL CAP VALUE FUND
September 30,  2002
                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--96.0%
----------------------------------------------------------
ACTIVITIES RELATED TO CREDIT
    INTERMEDIATION--0.0%
----------------------------------------------------------
ACE Cash Express*                        22,400  $     183
                                                 ---------
Total Activities related to credit
    intermediation                                     183
                                                 ---------

----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.6%
----------------------------------------------------------
AGCO*                                   116,475      2,702
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                   2,702
                                                 ---------

----------------------------------------------------------
APPAREL, PIECE GOODS & NOTIONS WHOLESALE--1.3%
----------------------------------------------------------
Men's Wearhouse*                        415,150      6,103
                                                 ---------
Total Apparel, piece goods &
    notions wholesale                                6,103
                                                 ---------

----------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--0.7%
----------------------------------------------------------
Ryder System                            131,050      3,267
                                                 ---------
Total Automotive equipment
    rental & leasing                                 3,267
                                                 ---------

----------------------------------------------------------
AUTOMOTIVE R&M--0.1%
----------------------------------------------------------
Midas*                                  101,450        507
                                                 ---------
Total Automotive r&m                                   507
                                                 ---------

----------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--0.2%
----------------------------------------------------------
Lance                                    69,775        890
                                                 ---------
Total Bakeries & tortilla manufacturing                890
                                                 ---------

----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.4%
----------------------------------------------------------
Arch Chemicals                          153,400      2,718
Millennium Chemicals                    396,550      3,918
                                                 ---------
Total Basic chemical manufacturing                   6,636
                                                 ---------

----------------------------------------------------------
BUSINESS SUPPORT SERVICES--0.8%
----------------------------------------------------------
ICT Group*                               83,850      1,698
TeleTech Holdings*                      315,200      1,970
                                                 ---------
Total Business support services                      3,668
                                                 ---------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
CHEMICAL MANUFACTURING--0.6%
----------------------------------------------------------
Georgia Gulf                            125,725  $   2,875
                                                 ---------
Total Chemical manufacturing                         2,875
                                                 ---------

----------------------------------------------------------
CLOTHING STORES--1.1%
----------------------------------------------------------
Burlington Coat Factory
    Warehouse                            48,825        879
Wet Seal, Cl A*                         433,150      4,331
                                                 ---------
Total Clothing stores                                5,210
                                                 ---------

----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.5%
----------------------------------------------------------
United Rentals*                         254,500      2,148
                                                 ---------
Total Commercial/industrial
    equipment rental & leasing                       2,148
                                                 ---------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.7%
----------------------------------------------------------
Anadigics*                              252,850        538
Checkpoint Systems*                     391,400      4,834
Nice Systems ADR*                       313,300      2,629
                                                 ---------
Total Communications equipment
    manufacturing                                    8,001
                                                 ---------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--0.9%
----------------------------------------------------------
Maxtor*                                 853,986      2,229
Western Digital*                        377,650      1,775
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          4,004
                                                 ---------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--4.5%
----------------------------------------------------------
Carreker*                               703,300      4,311
Checkfree*                              453,850      5,165
Ciber*                                1,013,800      5,890
Computer Horizons*                      286,900      1,067
Hypercom*                               490,600      1,403
Mercator Software*                      504,100        655
Syntel*                                  49,225        580
Titan*                                  178,300      1,712
                                                 ---------
Total Computer systems design &
    related services                                20,783
                                                 ---------


                                            TURNER FUNDS 2002 ANNUAL REPORT | 81

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--1.9%
----------------------------------------------------------
Omnova Solutions*                       373,600  $   1,715
Playtex Products*                       554,800      4,721
Smurfit-Stone Container*                184,850      2,324
                                                 ---------
Total Converted paper product
    manufacturing                                    8,760
                                                 ---------

----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--2.1%
----------------------------------------------------------
Ashworth*                               594,000      2,940
Russell                                 103,050      1,545
Tommy Hilfiger*                         589,200      5,509
                                                 ---------
Total Cut & sew apparel manufacturing                9,994
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--1.9%
----------------------------------------------------------
Acxiom*                                 374,600      5,312
eFunds*                                 367,500      3,447
                                                 ---------
Total Data processing services                       8,759
                                                 ---------

----------------------------------------------------------
DEATH CARE SERVICES--1.1%
----------------------------------------------------------
Service Corp International*           1,401,500      4,905
                                                 ---------
Total Death care services                            4,905
                                                 ---------

----------------------------------------------------------
DEPARTMENT STORES--0.3%
----------------------------------------------------------
ShopKo Stores*                          115,000      1,502
                                                 ---------
Total Department stores                              1,502
                                                 ---------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--13.8%
----------------------------------------------------------
Bancorpsouth                            178,650      3,519
Bay View Capital*                       818,250      4,640
Chittenden                              116,125      3,437
Colonial BancGroup                      240,800      2,986
Community First Bankshares              230,950      6,439
FirstMerit                              261,100      5,593
Hibernia, Cl A                          458,550      9,166
Hudson United Bancorp                   166,100      4,418
Nara Bancorp                             39,550        683
New York Community Bancorp              275,500      7,761
Peoples Bank Bridgeport                  78,400      1,759
Sterling Bancshares                     121,900      1,593
Sterling Financial*                      71,115      1,289
Texas Regional Bancshares, Cl A          87,825      2,941
Trustmark                               123,600      2,818
United Bankshares                       114,775      3,330
Whitney Holding                          54,075      1,735
                                                 ---------
Total Depository credit intermediation              64,107
                                                 ---------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--3.7%
----------------------------------------------------------
CMS Energy                              793,000  $   6,392
Hawaiian Electric Industries             71,100      3,064
Northwestern                            264,600      2,583
Sierra Pacific Resources                329,850      2,012
UIL Holdings                             85,050      3,015
                                                 ---------
Total Electric power generation,
    transmission & distribution                     17,066
                                                 ---------

----------------------------------------------------------
ELECTRICAL CONTRACTORS--0.4%
----------------------------------------------------------
Integrated Electrical Services*         486,200      1,818
                                                 ---------
Total Electrical contractors                         1,818
                                                 ---------

----------------------------------------------------------
EMPLOYMENT SERVICES--0.8%
----------------------------------------------------------
CDI*                                    116,475      3,046
MPS Group*                              152,600        885
                                                 ---------
Total Employment services                            3,931
                                                 ---------

----------------------------------------------------------
ENGINE, TURBINE & POWER
    TRANSMISSION EQUIPMENT
    MANUFACTURING--1.4%
----------------------------------------------------------
Briggs & Stratton                       150,575      5,653
Dura Automotive Systems*                 58,150        712
                                                 ---------
Total Engine, turbine & power
    transmission equipment
    manufacturing                                    6,365
                                                 ---------

----------------------------------------------------------
FOOTWEAR MANUFACTURING--0.6%
----------------------------------------------------------
Vans*                                   500,400      2,847
                                                 ---------
Total Footwear manufacturing                         2,847
                                                 ---------

----------------------------------------------------------
FOUNDRIES--0.8%
----------------------------------------------------------
Intermet                                782,600      3,764
                                                 ---------
Total Foundries                                      3,764
                                                 ---------

----------------------------------------------------------
FRUIT & VEGETABLE PRESERVING & SPECIALTY
    FOOD MANUFACTURING--0.9%
----------------------------------------------------------
Smithfield Foods*                       253,000      3,972
                                                 ---------
Total Fruit & vegetable preserving &
    specialty food manufacturing                     3,972
                                                 ---------


82 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
GENERAL FREIGHT TRUCKING--1.3%
----------------------------------------------------------
Celadon Group*                          104,425   $  1,159
USFreightways                           163,450      4,688
                                                 ---------
Total General freight trucking                       5,847
                                                 ---------

----------------------------------------------------------
GROCERY STORES--0.5%
----------------------------------------------------------
Ruddick                                 153,300      2,329
                                                 ---------
Total Grocery stores                                 2,329
                                                 ---------

----------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--1.0%
----------------------------------------------------------
Helen of Troy*                          390,050      4,447
                                                 ---------
Total Household appliance
    manufacturing                                    4,447
                                                 ---------

----------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION
    EQUIPMENT MANUFACTURING--0.8%
----------------------------------------------------------
Lennox International                    266,100      3,520
                                                 ---------
Total Hvac & commercial refrigeration
    equipment manufacturing                          3,520
                                                 ---------

----------------------------------------------------------
INFORMATION SERVICES--0.1%
----------------------------------------------------------
Keynote Systems*                         84,700        555
                                                 ---------
Total Information services                             555
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--8.4%
----------------------------------------------------------
Acceptance Insurance*                   265,400        626
American Financial Group                199,800      4,599
American Physicians Capital*            150,300      2,534
Commerce Group                          129,500      4,191
Erie Indemnity, Cl A                     89,800      3,741
FPIC Insurance Group*                   271,100      2,386
Fremont General                         717,900      3,518
Harleysville Group                      216,100      5,673
HCC Insurance Holdings                  214,850      5,158
Ohio Casualty*                          284,000      4,623
Phoenix                                 150,500      2,050
Standard Management*                     23,200        116
                                                 ---------
Total Insurance carriers                            39,215
                                                 ---------

----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--0.3%
----------------------------------------------------------
Inamed*                                  55,225      1,270
                                                 ---------
Total Medical equipment & supplies
    manufacturing                                    1,270
                                                 ---------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.7%
----------------------------------------------------------
Grey Wolf*                              532,200  $   1,916
Key Energy Services*                    529,300      4,171
Parker Drilling*                        782,200      1,721
                                                 ---------
Total Mining support activities                      7,808
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--0.6%
----------------------------------------------------------
Coachmen Industries                     172,650      2,592
National RV Holdings*                    70,300        432
                                                 ---------
Total Motor vehicle body &
    trailer manufacturing                            3,024
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--0.5%
----------------------------------------------------------
Stewart & Stevenson Services            220,800      2,162
                                                 ---------
Total Motor vehicle parts manufacturing              2,162
                                                 ---------

----------------------------------------------------------
NATURAL GAS DISTRIBUTION--2.5%
----------------------------------------------------------
National Fuel Gas                       127,700      2,537
NUI 180,750                               3,904
SEMCO Energy                            231,450      1,801
South Jersey Industries                  47,600      1,555
Southwest Gas                            88,850      1,977
                                                 ---------
Total Natural gas distribution                      11,774
                                                 ---------

----------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--0.6%
----------------------------------------------------------------------
Molecular Devices*                       58,350        730
Trimble Navigation*                     210,500      2,084
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                2,814
                                                 ---------

----------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.8%
----------------------------------------------------------
Mueller Industries*                      97,350      2,522
Wolverine Tube*                         214,250      1,313
                                                 ---------
Total Nonferrous production & processing             3,835
                                                 ---------

----------------------------------------------------------
NONSCHEDULED AIR TRANSPORTATION--0.9%
----------------------------------------------------------
CNF                                     132,250      4,151
                                                 ---------
Total Nonscheduled air transportation                4,151
                                                 ---------

----------------------------------------------------------
OFFICE ADMINISTRATIVE SERVICES--0.6%
----------------------------------------------------------
US Oncology*                            370,000      3,001
                                                 ---------
Total Office administrative services                 3,001
                                                 ---------

                                            TURNER FUNDS 2002 ANNUAL REPORT | 83

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OFFICE SUPPLIES, STATIONERY &
    GIFT STORES--0.7%
----------------------------------------------------------
United Stationers*                      120,450  $   3,168
                                                 ---------
Total Office supplies, stationery &
    gift stores                                      3,168
                                                 ---------

----------------------------------------------------------
OIL & GAS EXTRACTION--0.7%
----------------------------------------------------------
Cabot Oil & Gas                         154,950      3,331
                                                 ---------
Total Oil & gas extraction                           3,331
                                                 ---------

----------------------------------------------------------
OTHER CHEMICAL PRODUCT &
    PREPARATION MANUFACTURING--0.8%
----------------------------------------------------------
Crompton                                388,700      3,906
                                                 ---------
Total Other chemical product &
    preparation manufacturing                        3,906
                                                 ---------

----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--3.1%
----------------------------------------------------------
GrafTech International*                 506,750      3,674
Hubbell, Cl B                            71,300      2,072
Rayovac*                                707,600      8,633
                                                 ---------
Total Other electrical equipment &
    component manufacturing                         14,379
                                                 ---------

----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.6%
----------------------------------------------------------
Timken                                  158,000      2,646
                                                 ---------
Total Other fabricated metal
    product manufacturing                            2,646
                                                 ---------

----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.9%
----------------------------------------------------------
BKF Capital Group*                       53,200      1,122
Westwood Holdings Group                  89,250      1,271
WP Stewart                               95,200      1,623
                                                 ---------
Total Other financial
    investment activities                            4,016
                                                 ---------

----------------------------------------------------------
OTHER HEAVY CONSTRUCTION--0.9%
----------------------------------------------------------
Valmont Industries                      182,150      4,253
                                                 ---------
Total Other heavy construction                       4,253
                                                 ---------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--3.3%
----------------------------------------------------------
Health Care REIT                        105,925  $   2,897
Home Properties of New York              77,925      2,533
HRPT Properties Trust)                  433,750      3,578
LTC Properties                          234,950      1,908
US Restaurants Properties)              326,550      4,653
                                                 ---------
Total Other investment pools & funds                15,569
                                                 ---------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.8%
----------------------------------------------------------
Callaway Golf                           371,350      3,862
                                                 ---------
Total Other miscellaneous manufacturing              3,862
                                                 ---------

----------------------------------------------------------
OTHER PROFESSIONAL/SCIENTIFIC/
    TECHNICAL SERVICE--1.7%
----------------------------------------------------------
Dendrite International*                 410,100      2,588
IDX Systems*                            426,750      5,296
                                                 ---------
Total Other professional/scientific/
    technical service                                7,884
                                                 ---------

----------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--0.4%
----------------------------------------------------------
Champion Enterprises*                   616,500      1,813
                                                 ---------
Total Other wood product
    manufacturing                                    1,813
                                                 ---------

----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--0.3%
----------------------------------------------------------
Tesoro Petroleum*                       485,100      1,358
                                                 ---------
Total Petroleum & coal products
    manufacturing                                    1,358
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--0.4%
----------------------------------------------------------
Alpharma, Cl A                          186,350      1,789
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    1,789
                                                 ---------

----------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--0.2%
----------------------------------------------------------
Applied Films*                           94,525      1,034
                                                 ---------
Total Plastics product manufacturing                 1,034
                                                 ---------

----------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.7%
----------------------------------------------------------
Allegheny Technologies                  477,100      3,302
                                                 ---------
Total Primary metal manufacturing                    3,302
                                                 ---------


84  | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
PRINTING & RELATED SUPPORT ACTIVITIES--0.2%
----------------------------------------------------------
Cadmus Communications                   118,850  $   1,146
                                                 ---------
Total Printing & related
    support activities                               1,146
                                                 ---------

----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--1.5%
----------------------------------------------------------
Adaptec*                                222,100        979
Daisytek International*                 313,400      4,074
Stamps.com*                             407,700      1,725
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                     6,778
                                                 ---------

----------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--3.0%
----------------------------------------------------------
Buckeye Technologies*                   327,850      2,410
Caraustar Industries                    356,450      3,333
Chesapeake                              187,900      2,807
Wausau-Mosinee Paper                    562,650      5,182
                                                 ---------
Total Pulp, paper & paperboard mills                13,732
                                                 ---------

----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--2.0%
----------------------------------------------------------
Hearst-Argyle Television*               379,500      9,427
                                                 ---------
Total Radio & television broadcasting                9,427
                                                 ---------

----------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTIFICIAL &
    SYNTHETIC FIBERS MANUFACTURING--0.7%
----------------------------------------------------------
Unifi*                                  513,100      3,217
                                                 ---------
Total Resin, synthetic rubber, artificial &
    synthetic fibers manufacturing                   3,217
                                                 ---------

----------------------------------------------------------
RUBBER PRODUCT MANUFACTURING--0.8%
----------------------------------------------------------
Cooper Tire & Rubber                    235,650      3,803
                                                 ---------
Total Rubber product manufacturing                   3,803
                                                 ---------

----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.3%
----------------------------------------------------------
Alaska Air Group*                        69,975      1,239
                                                 ---------
Total Scheduled air transportation                   1,239
                                                 ---------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.2%
----------------------------------------------------------
Discovery Partners International*       351,450      1,121
                                                 ---------
Total Scientific r&d services                        1,121
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.6%
----------------------------------------------------------
Raymond James Financial                 152,550  $   4,130
SoundView Technology Group*           2,754,900      3,581
SWS Group                               357,000      4,373
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                      12,084
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--1.8%
----------------------------------------------------------
Benchmark Electronics*                   82,975      1,747
LSI Logic*                              523,100      3,322
Methode Electronics, Cl A               236,400      2,170
Oak Technology*                         356,650      1,134
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                          8,373
                                                 ---------

----------------------------------------------------------
SHOE STORES--0.2%
----------------------------------------------------------
Footstar*                               100,750        786
                                                 ---------
Total Shoe stores                                      786
                                                 ---------

----------------------------------------------------------
SOFTWARE PUBLISHERS--0.2%
----------------------------------------------------------
Liberate Technologies*                  575,400        898
                                                 ---------
Total Software publishers                              898
                                                 ---------

----------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--1.5%
----------------------------------------------------------
AK Steel Holding*                       952,200      6,961
                                                 ---------
Total Steel product manufacturing
    from purchased steel                             6,961
                                                 ---------

----------------------------------------------------------
TELECOMMUNICATIONS--0.8%
----------------------------------------------------------
Mastec*                                 401,500      1,297
PTEK Holdings*                          478,350      2,229
                                                 ---------
Total Telecommunications                             3,526
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $547,892)                                445,920
----------------------------------------------------------


                                            TURNER FUNDS 2002 ANNUAL REPORT | 85

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                   Face Amount       Value
                                          (000)      (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--1.2%
----------------------------------------------------------
JP Morgan Chase (A)
    1.850%, dated 09/30/02,
     matures 10/01/02, repurchase
     price $5,667,691 (collateralized
     by U.S. Government obligations,
     total market value $5,784,162)      $5,667  $   5,667

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $5,667)                                    5,667
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--97.2%
    (COST $553,559)                                451,587
----------------------------------------------------------


----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--2.8%
----------------------------------------------------------
Payable due to investment adviser                     (344)
Payable due to administrator                           (59)
Other assets and liabilities, net                   13,392

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             12,989
----------------------------------------------------------


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 30,562,147 outstanding shares
    of beneficial interest                         589,034
Distributions in excess of net
    investment income                                  (37)
Accumulated net realized loss
    on investments                                 (22,449)
Net unrealized depreciation
    on investments                                (101,972)

----------------------------------------------------------
TOTAL NET ASSETS--100%                            $464,576
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $15.20
----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


86  | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS


TURNER SMALL CAP VALUE OPPORTUNITIES FUND
September 30,  2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--99.3%
----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.8%
----------------------------------------------------------
Lufkin Industries                           280  $       7
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                       7
                                                 ---------

----------------------------------------------------------
CLOTHING STORES--3.2%
----------------------------------------------------------
Casual Male Retail Group*                 2,170          9
Charming Shoppes*                         3,005         20
                                                 ---------
Total Clothing stores                                   29
                                                 ---------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.4%
----------------------------------------------------------
Boston Communications Group*              1,260         13
                                                 ---------
Total Communications equipment
    manufacturing                                       13
                                                 ---------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--8.3%
----------------------------------------------------------
Factset Research Systems                    440         12
Intergraph*                               2,015         34
Tier Technologies, Cl B*                  1,060         20
Titan*                                    1,020         10
                                                 ---------
Total Computer systems design &
    related services                                    76
                                                 ---------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--13.4%
----------------------------------------------------------
BankAtlantic Bancorp, Cl A                1,450         13
Brookline Bancorp                         1,700         20
Community First Bankshares                  505         14
Cullen/Frost Bankers                        430         15
Hudson City Bancorp                         370          6
National Penn Bancshares                    400         11
Omega Financial                             230          8
Pacific Capital Bancorp                     300          8
Sky Financial Group                         645         13
Wilmington Trust                            480         14
                                                 ---------
Total Depository credit intermediation                 122
                                                 ---------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--3.1%
----------------------------------------------------------
IKON Office Solutions                     1,780  $      14
Insight Enterprises*                      1,350         14
                                                 ---------
Total Electronics & appliance stores                    28
                                                 ---------

----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.9%
----------------------------------------------------------
NBTY*                                       650          8
                                                 ---------
Total Health & personal care stores                      8
                                                 ---------

----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.1%
----------------------------------------------------------
Surebeam, Cl A*                             586          1
                                                 ---------
Total Industrial machinery
    manufacturing                                        1
                                                 ---------

----------------------------------------------------------
INFORMATION SERVICES--0.7%
----------------------------------------------------------
eSpeed, Cl A*                               570          6
                                                 ---------
Total Information services                               6
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--4.7%
----------------------------------------------------------
American Financial Group                    330          7
Everest Re Group                            160          9
Pacificare Health Systems*                  570         13
United Fire & Casualty                      410         14
                                                 ---------
Total Insurance carriers                                43
                                                 ---------

----------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--2.7%
----------------------------------------------------------
Pittston Brink's Group                    1,105         25
                                                 ---------
Total Investigation & security services                 25
                                                 ---------

----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--1.3%
----------------------------------------------------------
FTI Consulting*                             300         12
                                                 ---------
Total Management, scientific &
    technical consulting services                       12
                                                 ---------

----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--0.8%
----------------------------------------------------------
Viasys Healthcare*                          480          7
                                                 ---------
Total Medical equipment & supplies
    manufacturing                                        7
                                                 ---------


                                            TURNER FUNDS 2002 ANNUAL REPORT | 87

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
METAL ORE MINING--1.5%
----------------------------------------------------------
Apex Silver Mines*                          980  $      14
                                                 ---------
Total Metal ore mining                                  14
                                                 ---------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.4%
----------------------------------------------------------
CAL Dive International*                     360          7
Willbros Group*                             580          6
                                                 ---------
Total Mining support activities                         13
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.9%
----------------------------------------------------------
American Axle &
    Manufacturing Holdings*                 700         17
                                                 ---------
Total Motor vehicle parts
    manufacturing                                       17
                                                 ---------

----------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--8.2%
----------------------------------------------------------------------
Analogic                                    810         34
GenCorp                                   2,410         24
Photon Dynamics*                            890         17
                                                 ---------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                       75
                                                 ---------

----------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--5.8%
----------------------------------------------------------
Belo, Cl A                                  440          9
R.H. Donnelley*                           1,685         44
                                                 ---------
Total Newspaper/periodical/book/
    database publishers                                 53
                                                 ---------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.1%
----------------------------------------------------------
Doral Financial                             425         10
                                                 ---------
Total Nondepository credit
    intermediation                                      10
                                                 ---------

----------------------------------------------------------
OIL & GAS EXTRACTION--0.9%
----------------------------------------------------------
Forest Oil*                                 300          8
                                                 ---------
Total Oil & gas extraction                               8
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.9%
----------------------------------------------------------
Inficon Holding ADS*                      1,560  $       8
                                                 ---------
Total Other fabricated metal
    product manufacturing                                8
                                                 ---------

----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--9.5%
----------------------------------------------------------
American Capital Strategies                 510          9
Glenborough Realty Trust                    330          7
IRT Property                              1,250         15
PS Business Parks                           490         16
Rouse                                       410         13
SL Green Realty                             510         16
Universal Health Realty Income              420         11
                                                 ---------
Total Other investment pools & funds                    87
                                                 ---------

----------------------------------------------------------
OTHER MISCELLANEOUS STORE RETAILERS--0.5%
----------------------------------------------------------
Party City*                                 340          5
                                                 ---------
Total Other miscellaneous
    store retailers                                      5
                                                 ---------

----------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--3.0%
----------------------------------------------------------
Louisiana-Pacific*                        4,240         27
                                                 ---------
Total Other wood product
    manufacturing                                       27
                                                 ---------

----------------------------------------------------------------------
PESTICIDE, FERTILIZER & OTHER AGRICULTURE CHEMICAL MANUFACTURING--2.8%
----------------------------------------------------------------------
Lesco*                                    2,520         26
                                                 ---------
Total Pesticide, fertilizer & other
    agriculture chemical manufacturing                  26
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--1.2%
----------------------------------------------------------
Immucor*                                    675         11
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                       11
                                                 ---------


88 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--2.0%
----------------------------------------------------------
Equitable Resources                         290  $      10
Western Gas Resources                       250          8
                                                 ---------
Total Pipeline transportation of natural gas            18
                                                 ---------

----------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--2.1%
----------------------------------------------------------
Jarden*                                     700         19
                                                 ---------
Total Plastics product manufacturing                    19
                                                 ---------

----------------------------------------------------------
PRINTING & RELATED SUPPORT ACTIVITIES--2.6%
----------------------------------------------------------
Moore*                                    2,480         24
                                                 ---------
Total Printing & related
    support activities                                  24
                                                 ---------

----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.6%
----------------------------------------------------------
Emmis Communications, Cl A*                 810         15
                                                 ---------
Total Radio & television broadcasting                   15
                                                 ---------

----------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--5.6%
----------------------------------------------------------
Standard-Pacific                            400          9
Walter Industries                         3,370         42
                                                 ---------
Total Residential building construction                 51
                                                 ---------

----------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTIFICIAL &
    SYNTHETIC FIBERS MANUFACTURING--4.0%
----------------------------------------------------------
Lyondell Chemical                         2,255         27
Rayonier                                    230         10
                                                 ---------
Total Resin, synthetic rubber, artificial &
    synthetic fibers manufacturing                      37
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--1.3%
----------------------------------------------------------
Aeroflex*                                 2,280         12
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                             12
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $973)                                        907
----------------------------------------------------------


                                   Face Amount       Value
                                          (000)      (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--0.8%
----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $7,226 (collateralized by
    U.S. Government obligations,
    total market value $7,370)               $7  $       7

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $7)                                            7
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--100.1%
    (COST $980)                                        914
----------------------------------------------------------


----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.1)%
----------------------------------------------------------
Receivable due from investment adviser                   2
Other assets and liabilities, net                       (3)

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 (1)
----------------------------------------------------------


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization--no par value)
    based on 98,496 outstanding shares
    of beneficial interest                           1,049
Undistributed net investment income                      1
Accumulated net realized loss
    on investments                                     (71)
Net unrealized depreciation
    on investments                                     (66)

----------------------------------------------------------
TOTAL NET ASSETS--100%                                $913
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                 $9.27
----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADS - American depository shares
Cl - Class
The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2002 ANNUAL REPORT | 89

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND
September 30,  2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--95.8%
----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.8%
----------------------------------------------------------
Lufkin Industries                         2,190  $      54
                                                 ---------
Total Agriculture, construction & mining
    machinery manufacturing                             54
                                                 ---------

----------------------------------------------------------
CLOTHING STORES--2.9%
----------------------------------------------------------
Casual Male Retail Group*                11,670         47
Charming Shoppes*                        24,765        167
                                                 ---------
Total Clothing stores                                  214
                                                 ---------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.2%
----------------------------------------------------------
Boston Communications Group*              8,690         90
                                                 ---------
Total Communications equipment
    manufacturing                                       90
                                                 ---------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES --10.2%
----------------------------------------------------------
Factset Research Systems                  3,880        103
Intergraph*                              17,175        294
Tier Technologies, Cl B*                 14,040        266
Titan*                                    7,970         76
                                                 ---------
Total Computer systems design &
    related services                                   739
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--0.6%
----------------------------------------------------------
CCC Information Services Group*           3,270         43
                                                 ---------
Total Data processing services                          43
                                                 ---------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--7.5%
----------------------------------------------------------
BankAtlantic Bancorp, Cl A               11,565        104
Brookline Bancorp                         9,680        114
Cullen/Frost Bankers                      2,420         83
National Penn Bancshares                  2,790         78
Omega Financial                           1,760         59
Pacific Capital Bancorp                   1,340         36
Peoples Bank Bridgeport                   3,100         69
                                                 ---------
Total Depository credit intermediation                 543
                                                 ---------

----------------------------------------------------------
DIRECT SELLING ESTABLISHMENTS--1.3%
----------------------------------------------------------
Blue Rhino*                               6,140         94
                                                 ---------
Total Direct selling establishments                     94
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.8%
----------------------------------------------------------
IKON Office Solutions                     9,170  $      72
Insight Enterprises*                      5,550         57
                                                 ---------
Total Electronics & appliance stores                   129
                                                 ---------

----------------------------------------------------------
FREIGHT TRANSPORTATION ARRANGEMENT--0.5%
----------------------------------------------------------
UTI Worldwide                             2,070         38
                                                 ---------
Total Freight transportation arrangement                38
                                                 ---------

----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.9%
----------------------------------------------------------
NBTY*                                     4,955         64
                                                 ---------
Total Health & personal care stores                     64
                                                 ---------

----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.6%
----------------------------------------------------------
Surebeam, Cl A*                           4,246          8
Varian Semiconductor
    Equipment Associates*                 2,410         39
                                                 ---------
Total Industrial machinery
    manufacturing                                       47
                                                 ---------

----------------------------------------------------------
INFORMATION SERVICES--0.8%
----------------------------------------------------------
eSpeed, Cl A*                             5,700         58
                                                 ---------
Total Information services                              58
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--3.9%
----------------------------------------------------------
Everest Re Group                          1,700         93
Pacificare Health Systems*                4,930        114
United Fire & Casualty                    2,170         74
                                                 ---------
Total Insurance carriers                               281
                                                 ---------

----------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--2.4%
----------------------------------------------------------
Pittston Brink's Group                    7,765        174
                                                 ---------
Total Investigation & security services                174
                                                 ---------

----------------------------------------------------------
LESSORS OF OTHER NONFINANCIAL
    INTANGIBLE ASSET--2.0%
----------------------------------------------------------
4Kids Entertainment*                      6,200        147
                                                 ---------
Total Lessors of other nonfinancial
    intangible asset                                   147
                                                 ---------

----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--1.5%
----------------------------------------------------------
FTI Consulting*                           2,770        110
                                                 ---------
Total Management, scientific &
    technical consulting services                      110
                                                 ---------


90 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--0.8%
----------------------------------------------------------
Viasys Healthcare*                        3,750  $      58
                                                 ---------
Total Medical equipment &
    supplies manufacturing                              58
                                                 ---------

----------------------------------------------------------
METAL ORE MINING--1.4%
----------------------------------------------------------
Apex Silver Mines*                        7,460        103
                                                 ---------
Total Metal ore mining                                 103
                                                 ---------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.1%
----------------------------------------------------------
CAL Dive International*                   2,530         51
Willbros Group*                           2,520         26
                                                 ---------
Total Mining support activities                         77
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--0.7%
----------------------------------------------------------
American Axle &
    Manufacturing Holdings*               1,960         49
                                                 ---------
Total Motor vehicle parts manufacturing                 49
                                                 ---------

----------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--9.8%
----------------------------------------------------------------------
Analogic                                  6,140        257
EDO 3,390                                    76
GenCorp                                  14,740        148
Igen International*                       4,160        122
Photon Dynamics*                          5,890        110
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                  713
                                                 ---------

----------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--6.0%
----------------------------------------------------------
Belo, Cl A                                6,330        139
R.H. Donnelley*                          11,555        300
                                                 ---------
Total Newspaper/periodical/book/
    database publishers                                439
                                                 ---------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.5%
----------------------------------------------------------
Doral Financial                           4,455        107
                                                 ---------
Total Nondepository credit intermediation              107
                                                 ---------

----------------------------------------------------------
OIL & GAS EXTRACTION--2.4%
----------------------------------------------------------
Forest Oil*                               2,140         55
XTO Energy                                5,645        116
                                                 ---------
Total Oil & gas extraction                             171
                                                 ---------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.7%
----------------------------------------------------------
Inficon Holding ADS*                     10,210  $      52
                                                 ---------
Total Other fabricated metal
    product manufacturing                               52
                                                 ---------

----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--5.5%
----------------------------------------------------------
American Capital Strategies               3,980         75
Glenborough Realty Trust                  3,530         71
Rouse                                     2,940         94
SL Green Realty                           2,890         89
Universal Health Realty Income            2,770         72
                                                 ---------
Total Other investment pools & funds                   401
                                                 ---------

----------------------------------------------------------
OTHER MISCELLANEOUS STORE RETAILERS--0.5%
----------------------------------------------------------
Party City*                               2,380         33
                                                 ---------
Total Other miscellaneous
    store retailers                                     33
                                                 ---------

----------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--2.0%
----------------------------------------------------------
Louisiana-Pacific*                       22,670        147
                                                 ---------
Total Other wood product
    manufacturing                                      147
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.0%
----------------------------------------------------------
Immucor*                                  6,085         99
Ligand Pharmaceuticals, Cl B*             9,730         66
NPS Pharmaceuticals*                      2,030         42
Serologicals*                             4,280         57
Taro Pharmaceuticals Industries*          2,460         83
Trimeris*                                 2,060         92
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      439
                                                 ---------

----------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.9%
----------------------------------------------------------
Jarden*                                   4,990        135
                                                 ---------
Total Plastics product manufacturing                   135
                                                 ---------

----------------------------------------------------------
PRINTING & RELATED SUPPORT ACTIVITIES--2.4%
----------------------------------------------------------
Moore*                                   18,020        177
                                                 ---------
Total Printing & related
    support activities                                 177

                                            TURNER FUNDS 2002 ANNUAL REPORT | 91

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--1.3%
----------------------------------------------------------
Conceptus*                                6,220  $      95
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                        95
                                                 ---------

----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.6%
----------------------------------------------------------
Emmis Communications, Cl A*               6,110        116
                                                 ---------
Total Radio & television broadcasting                  116
                                                 ---------

----------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--4.2%
----------------------------------------------------------
Standard-Pacific                          2,080         49
Walter Industries                        21,030        258
                                                 ---------
Total Residential building construction                307
                                                 ---------

--------------------------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTIFICIAL & SYNTHETIC FIBERS MANUFACTURING--3.4%
--------------------------------------------------------------------------
Lyondell Chemical                        14,420        172
Rayonier                                  1,860         78
                                                 ---------
Total Resin, synthetic rubber, artificial
    & synthetic fibers manufacturing                   250
                                                 ---------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.5%
----------------------------------------------------------
Transkaryotic Therapies*                  1,080         35
                                                 ---------
Total Scientific r&d services                           35
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--3.2%
----------------------------------------------------------
Aeroflex*                                15,020         76
Cymer*                                      820         15
NAM TAI Electronics                       7,835        139
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            230
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $7,175)                                    6,959
----------------------------------------------------------


                                      Face Amount    Value
                                            (000)    (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--10.1%
----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $730,675 (collateralized
    by U.S. Government obligations,
    total market value $745,279)           $731   $    731

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $731)                                        731
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--105.9%
    (COST $7,906)                                    7,690
----------------------------------------------------------


----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(5.9)%
----------------------------------------------------------
Payable due to investment adviser                       (3)
Payable due to administrator                            (1)
Payable due to shareholder servicing agent              (1)
Payable for investment securities purchased           (444)
Other assets and liabilities, net                       19

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (430)
----------------------------------------------------------

----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization--no par value)
    based on 780,291 outstanding shares
    of beneficial interest                           7,635
Accumulated net realized loss
    on investments                                    (159)
Net unrealized depreciation
    on investments                                    (216)

----------------------------------------------------------
TOTAL NET ASSETS--100%                              $7,260
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                 $9.30
----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADS - American depository shares
Cl - Class
The accompanying notes are an integral part of the financial statements.


92 | TURNER FUNDS 2002 ANNUAL REPORT

SCHEDULE OF INVESTMENTS

TURNER TECHNOLOGY FUND
September 30,  2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--97.2%
----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--11.2%
----------------------------------------------------------
Cisco Systems*                           43,310  $     454
Nextel Communications, Cl A*             37,348        282
Nokia Oyj ADR                            26,690        354
Qualcomm*                                 7,900        218
                                                 ---------
Total Communications equipment
    manufacturing                                    1,308
                                                 ---------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--11.9%
----------------------------------------------------------
Dell Computer*                           22,950        540
EMC*                                     65,360        299
Network Appliance*                       50,120        367
Sandisk*                                 14,210        186
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          1,392
                                                 ---------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.3%
----------------------------------------------------------
Autodesk                                  3,480         44
Internet Security Systems*               27,420        338
Peoplesoft*                                  60          1
                                                 ---------
Total Computer systems design &
    related services                                   383
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--6.0%
----------------------------------------------------------
ChoicePoint*                             11,360        405
Fiserv*                                  10,680        300
                                                 ---------
Total Data processing services                         705
                                                 ---------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--9.7%
----------------------------------------------------------
Amazon.com*                              15,840        253
eBay*                                    11,670        616
Overture Services*                       11,290        266
                                                 ---------
Total Electronic shopping &
    mail-order houses                                1,135
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--2.1%
----------------------------------------------------------
Anthem*                                   3,790        246
                                                 ---------
Total Insurance carriers                               246
                                                 ---------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--2.4%
----------------------------------------------------------------------
L-3 Communications Holdings*              5,190  $     273
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                  273
                                                 ---------

----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--2.3%
----------------------------------------------------------
Alliant Techsystems*                      3,850        266
                                                 ---------
Total Other fabricated metal
    product manufacturing                              266
                                                 ---------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.8%
----------------------------------------------------------
International Game Technology*            4,670        323
                                                 ---------
Total Other miscellaneous
    manufacturing                                      323
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--10.3%
----------------------------------------------------------
Gilead Sciences*                         12,640        424
Medimmune*                               11,040        231
Neurocrine Biosciences*                   5,560        228
Trimeris*                                 7,110        317
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    1,200
                                                 ---------

----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--2.1%
----------------------------------------------------------
Cumulus Media, Cl A*                     13,860        245
                                                 ---------
Total Radio & television broadcasting                  245
                                                 ---------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.1%
----------------------------------------------------------
Idec Pharmaceuticals*                     5,850        243
                                                 ---------
Total Scientific r&d services                          243
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--10.7%
----------------------------------------------------------
Cree*                                    24,110        301
Jabil Circuit*                           14,330        212
QLogic*                                   8,450        220
Silicon Laboratories*                    11,750        215
Xilinx*                                  19,160        304
                                                 ---------
Total Semiconductor & other
    electronic component
    manufacturing                                    1,252
                                                 ---------

                                            TURNER FUNDS 2002 ANNUAL REPORT | 93

FINANCIAL STATEMENTS




SCHEDULE OF INVESTMENTS
TURNER TECHNOLOGY FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SOFTWARE PUBLISHERS--17.6%
----------------------------------------------------------
Electronic Arts*                          4,650  $     307
Hyperion Solutions*                      13,960        256
Intuit*                                   5,690        259
Mercury Interactive*                      9,570        164
Microsoft*                               13,700        599
MicroStrategy, Cl A*                        506          4
Symantec*                                13,760        463
                                                 ---------
Total Software publishers                            2,052
                                                 ---------

----------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION
    SERVICES--2.7%
----------------------------------------------------------
Hotels.com, Cl A*                         6,240        316
                                                 ---------
Total Travel arrangement &
    reservation services                               316
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $12,520)                                  11,339
----------------------------------------------------------


                                   Shares/Face       Value
                                   Amount (000)      (000)
----------------------------------------------------------
WARRANTS--0.0%
----------------------------------------------------------
MicroStrategy, Expires 06/24/07*          3,426  $      --

----------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                           --
----------------------------------------------------------

----------------------------------------------------------
CONVERTIBLE BOND--0.3%
----------------------------------------------------------
MicroStrategy, Ser A
    7.500%, 06/24/07                       $145         30

----------------------------------------------------------
TOTAL CONVERTIBLE BOND
    (COST $0)                                           30
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--97.5%
    (COST $12,520)                                 $11,369
----------------------------------------------------------

Percentages are based on Net Assets of $11,662,389.
* Non-income producing security
ADR - American depository receipt
Cl - Class
Ser - Series
Amounts designated as "--" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.


94 | TURNER FUNDS 2002 ANNUAL REPORT

SCHEDULE OF INVESTMENTS

TURNER CONCENTRATED GROWTH FUND
September 30,  2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--99.1%
----------------------------------------------------------
ADVERTISING & RELATED SERVICES--2.5%
----------------------------------------------------------
AOL Time Warner*                         61,180  $     716
                                                 ---------
Total Advertising & related services                   716
                                                 ---------

----------------------------------------------------------
BEVERAGE MANUFACTURING--4.8%
----------------------------------------------------------
Coca-Cola                                29,460      1,413
                                                 ---------
Total Beverage manufacturing                         1,413
                                                 ---------

----------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--4.0%
----------------------------------------------------------
Lowe's                                   28,170      1,166
                                                 ---------
Total Building material &
    supplies dealers                                 1,166
                                                 ---------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--3.6%
----------------------------------------------------------
Nokia Oyj ADR                            79,010      1,047
                                                 ---------
Total Communications equipment
    manufacturing                                    1,047
                                                 ---------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--7.3%
----------------------------------------------------------
Dell Computer*                           49,490      1,164
EMC*                                    210,800        963
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          2,127
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--4.3%
----------------------------------------------------------
ChoicePoint*                             35,490      1,265
                                                 ---------
Total Data processing services                       1,265
                                                 ---------

----------------------------------------------------------
DEPARTMENT STORES--4.2%
----------------------------------------------------------
Kohl's*                                  20,260      1,232
                                                 ---------
Total Department stores                              1,232
                                                 ---------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--5.8%
----------------------------------------------------------
Amazon.com*                              61,540        980
eBay*                                    13,700        724
                                                 ---------
Total Electronic shopping &
    mail-order houses                                1,704
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
INSURANCE CARRIERS--3.1%
----------------------------------------------------------
Anthem*                                  14,010  $     911
                                                 ---------
Total Insurance carriers                               911
                                                 ---------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--4.4%
----------------------------------------------------------
Starbucks*                               61,970      1,279
                                                 ---------
Total Limited-service eating places                  1,279
                                                 ---------

----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--3.4%
----------------------------------------------------------
Clear Channel Communications*            28,270        982
                                                 ---------
Total Motion picture &
    video industries                                   982
                                                 ---------

----------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--2.0%
----------------------------------------------------------------------
L-3 Communications Holdings*             10,940        577
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                  577
                                                 ---------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--3.5%
----------------------------------------------------------
MBNA                                     55,220      1,015
                                                 ---------
Total Nondepository credit
    intermediation                                   1,015
                                                 ---------

----------------------------------------------------------
OIL & GAS EXTRACTION--4.2%
----------------------------------------------------------
Occidental Petroleum                     42,900      1,217
                                                 ---------
Total Oil & gas extraction                           1,217
                                                 ---------

----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--3.5%
----------------------------------------------------------
Alliant Techsystems*                     14,950      1,035
                                                 ---------
Total Other fabricated metal
    product manufacturing                            1,035
                                                 ---------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.7%
----------------------------------------------------------
International Game Technology*           15,490      1,071
                                                 ---------
Total Other miscellaneous
    manufacturing                                    1,071
                                                 ---------

                                            TURNER FUNDS 2002 ANNUAL REPORT | 95

FINANCIAL STATEMENTS


SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
    MANUFACTURING--4.0%
----------------------------------------------------------
Harley-Davidson                          25,220  $   1,171
                                                 ---------
Total Other transportation
    equipment manufacturing                          1,171
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--3.8%
----------------------------------------------------------
Forest Laboratories*                     13,570      1,113
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    1,113
                                                 ---------

----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--5.1%
----------------------------------------------------------
Viacom, Cl B*                            36,550      1,482
                                                 ---------
Total Radio & television broadcasting                1,482
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--9.9%
----------------------------------------------------------
Cree*                                    52,920        661
Jabil Circuit*                           26,900        398
Silicon Laboratories*                    30,770        564
Tyco International                       90,710      1,279
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                          2,902
                                                 ---------

----------------------------------------------------------
SOFTWARE PUBLISHERS--9.9%
----------------------------------------------------------
Electronic Arts*                          9,010        595
Microsoft*                               28,870      1,263
MicroStrategy, Cl A*                         30         --
Symantec*                                30,784      1,035
                                                 ---------
Total Software publishers                            2,893
                                                 ---------

----------------------------------------------------------
SPORTING GOODS/HOBBY/
    MUSICAL INSTRUMENT STORES--2.1%
----------------------------------------------------------
Michaels Stores*                         13,310        608
                                                 ---------
Total Sporting goods/hobby/
    musical instrument stores                          608
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $30,212)                                  28,926
----------------------------------------------------------


                                    Shares/Face      Value
                                   Amount (000)      (000)
----------------------------------------------------------
WARRANTS--0.0%
----------------------------------------------------------
MicroStrategy, Expires 06/24/07*            166  $      --

----------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                           --
----------------------------------------------------------

----------------------------------------------------------
CONVERTIBLE BOND--0.0%
----------------------------------------------------------
MicroStrategy, Ser A
    7.500%, 06/24/07                         $7          2

----------------------------------------------------------
TOTAL CONVERTIBLE BOND
    (COST $0)                                            2
----------------------------------------------------------

----------------------------------------------------------
REPURCHASE AGREEMENT--1.2%
----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $349,980 (collateralized
    by U.S. Government obligations,
    total market value $356,976)            350        350

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $350)                                        350
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--100.3%
    (COST $30,562)                                 $29,278
----------------------------------------------------------

Percentages are based on Net Assets of $29,181,912.
* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
Ser - Series
Amounts designated as "--" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.


96 | TURNER FUNDS 2002 ANNUAL REPORT

SCHEDULE OF INVESTMENTS

TURNER GLOBAL TOP 40 FUND
September 30,  2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--92.0%
----------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.3%
----------------------------------------------------------
AOL Time Warner*                          2,110  $      25
                                                 ---------
Total Advertising & related services                    25
                                                 ---------

----------------------------------------------------------
BEVERAGE MANUFACTURING--2.3%
----------------------------------------------------------
Coca-Cola                                   970         46
                                                 ---------
Total Beverage manufacturing                            46
                                                 ---------

----------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--2.1%
----------------------------------------------------------
Lowe's                                      980         41
                                                 ---------
Total Building material & supplies dealers              41
                                                 ---------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--5.2%
----------------------------------------------------------
Nokia Oyj ADR                             4,600         61
Sony ADR                                  1,040         43
                                                 ---------
Total Communications equipment
    manufacturing                                      104
                                                 ---------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.8%
----------------------------------------------------------
Dell Computer*                            1,810         42
EMC*                                      7,170         33
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                             75
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--2.4%
----------------------------------------------------------
ChoicePoint*                              1,360         48
                                                 ---------
Total Data processing services                          48
                                                 ---------

----------------------------------------------------------
DEPARTMENT STORES--1.6%
----------------------------------------------------------
Kohl's*                                     530         32
                                                 ---------
Total Department stores                                 32
                                                 ---------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.9%
----------------------------------------------------------
R&G Financial, Cl B                       1,660         36
UBS*                                      1,010         42
                                                 ---------
Total Depository credit
    intermediation                                      78
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
LECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--2.0%
----------------------------------------------------------
National Grid Group ADR                   1,090 $       39
                                                 ---------
Total Electric power generation,
    transmission & distribution                         39
                                                 ---------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--3.9%
----------------------------------------------------------
Amazon.com*                               1,860         30
eBay*                                       920         48
                                                 ---------
Total Electronic shopping &
    mail-order houses                                   78
                                                 ---------

----------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--2.1%
----------------------------------------------------------
Unilever, NY Shares                         700         42
                                                 ---------
Total Grocery & related
    product wholesalers                                 42
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--1.6%
----------------------------------------------------------
Anthem*                                     470         31
                                                 ---------
Total Insurance carriers                                31
                                                 ---------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--2.9%
----------------------------------------------------------
Starbucks*                                2,830         58
                                                 ---------
Total Limited-service eating places                     58
                                                 ---------

----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.7%
----------------------------------------------------------
Clear Channel Communications*               960         33
                                                 ---------
Total Motion picture & video industries                 33
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--2.4%
----------------------------------------------------------
Toyota Motor ADR                            950         48
                                                 ---------
Total Motor vehicle manufacturing                       48
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--2.0%
----------------------------------------------------------
Autoliv                                   1,870         39
                                                 ---------
Total Motor vehicle parts
    manufacturing                                       39
                                                 ---------


                                            TURNER FUNDS 2002 ANNUAL REPORT | 97

FINANCIAL STATEMENTS


SCHEDULE OF INVESTMENTS
TURNER GLOBAL TOP 40 FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--0.9%
----------------------------------------------------------------------
L-3 Communications Holdings*                370  $      19
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                   19
                                                 ---------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.8%
----------------------------------------------------------
MBNA                                      1,880         35
                                                 ---------
Total Nondepository credit
    intermediation                                      35
                                                 ---------

----------------------------------------------------------
OIL & GAS EXTRACTION--2.2%
----------------------------------------------------------
Occidental Petroleum                      1,550         44
                                                 ---------
Total Oil & gas extraction                              44
                                                 ---------

----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--1.8%
----------------------------------------------------------
Alliant Techsystems*                        510         35
                                                 ---------
Total Other fabricated metal product
    manufacturing                                       35
                                                 ---------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.9%
----------------------------------------------------------
International Game Technology*              530         37
                                                 ---------
Total Other miscellaneous
    manufacturing                                       37
                                                 ---------

----------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
    MANUFACTURING--2.3%
----------------------------------------------------------
Harley-Davidson                             980         45
                                                 ---------
Total Other transportation equipment
    manufacturing                                       45
                                                 ---------

----------------------------------------------------------
PESTICIDE, FERTILIZER & OTHER AGRICULTURE
    CHEMICAL MANUFACTURING--2.0%
----------------------------------------------------------
Potash of Saskatchewan                      640         40
                                                 ---------
Total Pesticide, fertilizer & other
    agriculture chemical manufacturing                  40


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--2.0%
----------------------------------------------------------
BP ADR                                      990  $      39
                                                 ---------
Total Petroleum & coal products
    manufacturing                                       39
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--9.3%
----------------------------------------------------------
Forest Laboratories*                        460         38
GlaxoSmithKline ADR                       1,380         53
Shire Pharmaceuticals ADR*                1,600         40
Teva Pharmaceutical Industries ADR          810         54
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      185
                                                 ---------

----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--2.3%
----------------------------------------------------------
Ryanair Holdings ADR*                     1,350         46
                                                 ---------
Total Scheduled air transportation                      46
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--10.1%
----------------------------------------------------------
ARM Holdings ADR*                         8,120         48
Cree*                                     1,770         22
Flextronics International*                5,800         40
Jabil Circuit*                            1,220         18
Silicon Laboratories*                       960         18
Tyco International                        3,800         54
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            200
                                                 ---------

----------------------------------------------------------
SOFTWARE PUBLISHERS--8.8%
----------------------------------------------------------
Electronic Arts*                            310         20
Microsoft*                                1,190         52
SAP ADR                                   3,080         35
Symantec*                                 1,100         37
Wipro ADR                                 1,070         30
                                                 ---------
Total Software publishers                              174
                                                 ---------

98 | TURNER FUNDS 2002 ANNUAL REPORT

SCHEDULE OF INVESTMENTS
TURNER GLOBAL TOP 40 FUND

                                    Shares/Face      Value
                                   Amount (000)      (000)
----------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL
    INSTRUMENT STORES--1.0%
----------------------------------------------------------
Michaels Stores*                            450  $      21
                                                 ---------
Total Sporting goods/hobby/
    musical instrument stores                           21
                                                 ---------

----------------------------------------------------------
TELECOMMUNICATIONS--4.4%
----------------------------------------------------------
BCE 2,190                                    39
Nippon Telegraph &
    Telephone ADR                         2,990         48
                                                 ---------
Total Telecommunications                                87
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $1,898)                                    1,824
----------------------------------------------------------

----------------------------------------------------------
REPURCHASE AGREEMENT--5.3%
----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 09/30/02, matures
    10/01/02, repurchase price
    $103,735 (collateralized by
    U.S. Government obligations,
    total market value $105,809)           $104        104

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $104)                                        104
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--97.3%
    (COST $2,002)                                   $1,928
----------------------------------------------------------

Percentages are based on Net Assets of $1,981,864.
* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2002 ANNUAL REPORT | 99

FINANCIAL STATEMENTS

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
September 30,  2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--100.1%
----------------------------------------------------------
CLOTHING STORES--2.0%
----------------------------------------------------------
Abercrombie & Fitch, Cl A*                3,280  $      65
                                                 ---------
Total Clothing stores                                   65
                                                 ---------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--2.9%
----------------------------------------------------------
Nextel Communications, Cl A*             12,460         94
                                                 ---------
Total Communications equipment
    manufacturing                                       94
                                                 ---------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--9.1%
----------------------------------------------------------
EMC*                                     25,320        116
Network Appliance*                       12,370         91
Sandisk*                                  6,420         84
                                                 ---------
Total Computer & peripheral equipment
    manufacturing                                      291
                                                 ---------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--6.5%
----------------------------------------------------------
Autodesk                                  5,284         67
Foundry Networks*                         9,990         55
Internet Security Systems*                6,880         85
                                                 ---------
Total Computer systems design &
    related services                                   207
                                                 ---------

----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--9.3%
----------------------------------------------------------
Amazon.com*                               6,480        103
eBay*                                     1,500         79
Overture Services*                        4,860        115
                                                 ---------
Total Electronic shopping &
    mail-order houses                                  297
                                                 ---------

----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--3.6%
----------------------------------------------------------
Accredo Health*                           2,440        116
                                                 ---------
Total Health & personal care stores                    116
                                                 ---------

----------------------------------------------------------
INFORMATION SERVICES--2.8%
----------------------------------------------------------
Yahoo*                                    9,360         90
                                                 ---------
Total Information services                              90
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--3.4%
----------------------------------------------------------
Starbucks*                                5,330  $     110
                                                 ---------
Total Limited-service eating places                    110
                                                 ---------

----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.7%
----------------------------------------------------------
Wright Medical Group*                     4,570         87
                                                 ---------
Total Medical equipment & supplies
    manufacturing                                       87
                                                 ---------

----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--2.9%
----------------------------------------------------------
Alliant Techsystems*                      1,360         94
                                                 ---------
Total Other fabricated metal product
    manufacturing                                       94
                                                 ---------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.4%
----------------------------------------------------------
International Game Technology*            1,090         75
                                                 ---------
Total Other miscellaneous
    manufacturing                                       75
                                                 ---------

----------------------------------------------------------
PERSONAL CARE SERVICES--2.7%
----------------------------------------------------------
Weight Watchers International*            1,970         85
                                                 ---------
Total Personal care services                            85
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--7.9%
----------------------------------------------------------
Gilead Sciences*                          3,360        113
Medimmune*                                4,270         89
Neurocrine Biosciences*                   1,200         49
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      251
                                                 ---------

----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--4.0%
----------------------------------------------------------
Scansource*                               2,200        128
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                       128
                                                 ---------

100 | TURNER FUNDS 2002 ANNUAL REPORT

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--4.0%
----------------------------------------------------------
Cumulus Media, Cl A*                      7,180  $     127
                                                 ---------
Total Radio & television broadcasting                  127
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--8.4%
----------------------------------------------------------
Cree*                                     5,830         73
Jabil Circuit*                            6,310         93
QLogic*                                   3,920        102
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            268
                                                 ---------

----------------------------------------------------------
SOFTWARE PUBLISHERS--20.4%
----------------------------------------------------------
Electronic Arts*                          1,860        123
Intuit*                                   2,350        107
Mercury Interactive*                      4,370         75
Microsoft*                                3,390        148
Symantec*                                 3,610        121
Take-Two Interactive Software*            2,680         78
                                                 ---------
Total Software publishers                              652
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
TRAVEL ARRANGEMENT &
    RESERVATION SERVICES--5.1%
----------------------------------------------------------
Hotels.com, Cl A*                         3,250  $     164
                                                 ---------
Total Travel arrangement &
    reservation services                               164
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $3,528)                                    3,201
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--100.1%
    (COST $3,528)                                   $3,201
----------------------------------------------------------

Percentages are based on Net Assets of $3,197,716.
* Non-income producing security
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                           TURNER FUNDS 2002 ANNUAL REPORT | 101

FINANCIAL STATEMENTS

SCHEDULE OF INVESTMENTS
TURNER FINANCIAL SERVICES FUND
September 30,  2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--96.9%
----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.9%
----------------------------------------------------------
Sungard Data Systems*                    18,200  $     354
                                                 ---------
Total Computer systems design &
    related services                                   354
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--3.8%
----------------------------------------------------------
Affiliated Computer Services, Cl A*       6,070        258
Fiserv*                                   7,320        206
                                                 ---------
Total Data processing services                         464
                                                 ---------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--34.1%
----------------------------------------------------------
Bank of America                          11,090        708
Bankunited Financial, Cl A*              18,900        301
Charter One Financial                     8,914        265
Citigroup                                 8,400        249
Fifth Third Bancorp                       9,300        569
GreenPoint Financial                      5,700        238
New York Community Bancorp               17,100        482
R&G Financial, Cl B                      13,760        300
TCF Financial                             7,530        319
Wells Fargo                              14,835        714
                                                 ---------
Total Depository credit
    intermediation                                   4,145
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--15.4%
----------------------------------------------------------
Aflac                                    14,550        447
American International Group             12,514        684
Principal Financial Group*               14,540        381
Prudential Financial*                    12,710        363
                                                 ---------
Total Insurance carriers                             1,875
                                                 ---------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--12.1%
----------------------------------------------------------
American Express                         17,980        561
Freddie Mac                               9,480        530
MBNA                                     20,210        371
                                                 ---------
Total Nondepository credit
    intermediation                                   1,462
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--8.2%
----------------------------------------------------------
Franklin Resources                       13,910  $     433
Investors Financial Services             20,930        566
                                                 ---------
Total Other financial investment activities            999
                                                 ---------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--20.4%
----------------------------------------------------------
Bear Stearns                             10,310        581
Charles Schwab                           30,390        264
Goldman Sachs Group                       7,330        484
Legg Mason                               13,566        577
Lehman Brothers Holdings                  4,720        232
Morgan Stanley                            9,850        335
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       2,473
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $13,132)                                  11,772
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--96.9%
    (COST $13,132)                                 $11,772
----------------------------------------------------------

Percentages are based on Net Assets of $12,149,377.
* Non-income producing security
Cl - Class
The accompanying notes are an integral part of the financial statements.

102 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER NEW ENERGY & POWER TECHNOLOGY FUND
September 30,  2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--103.1%
----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--3.0%
----------------------------------------------------------
Smith International*                        800  $      23
                                                 ---------
Total Agriculture, construction & mining
    machinery manufacturing                             23
                                                 ---------

----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--2.5%
----------------------------------------------------------
Plug Power*                               4,000         19
                                                 ---------
Total Electric power generation,
    transmission & distribution                         19
                                                 ---------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--8.6%
----------------------------------------------------------
BJ Services*                                800         21
Nabors Industries*                          700         23
Weatherford International*                  600         22
                                                 ---------
Total Mining support activities                         66
                                                 ---------

----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.8%
----------------------------------------------------------
IMPCO Technologies*                       4,000         14
                                                 ---------
Total Motor vehicle parts
    manufacturing                                       14
                                                 ---------

----------------------------------------------------------
OIL & GAS EXTRACTION--46.1%
----------------------------------------------------------
Burlington Resources                        500         19
Canadian Superior Energy*                11,000         10
Chesapeake Energy                         2,950         20
Houston Exploration*                      1,000         31
Kerr-McGee                                  400         17
Murphy Oil                                  500         41
Pogo Producing                            1,550         53
Spinnaker Exploration*                    2,000         57
Ultra Petroleum*                         12,600        105
                                                 ---------
Total Oil & gas extraction                             353
                                                 ---------

----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
    MANUFACTURING--11.2%
----------------------------------------------------------
Ballard Power Systems*                    2,000         18
FuelCell Energy*                          3,300         21
Hydrogenics*                              7,500         26
Quantum Fuel Systems
    Technologies*                        10,000         21
                                                 ---------
Total Other electrical equipment &
    component manufacturing                             86
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--8.0%
----------------------------------------------------------
Exxon Mobil                               1,900  $      61
                                                 ---------
Total Petroleum & coal products
    manufacturing                                       61
                                                 ---------

----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--3.0%
----------------------------------------------------------
Questar                                   1,000         23
                                                 ---------
Total Pipeline transportation of
    natural gas                                         23
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--15.0%
----------------------------------------------------------
Cree*                                     2,700         34
IXYS*                                     8,200         41
Power Integrations*                       3,270         40
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            115
                                                 ---------

----------------------------------------------------------
SHIP & BOAT BUILDING--3.9%
----------------------------------------------------------
McDermott International*                  4,840         30
                                                 ---------
Total Ship & boat building                              30
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $836)                                        790
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--103.1%
    (COST $836)                                        790
----------------------------------------------------------

OTHER ASSETS AND LIABILITIES--(3.1)%                   (24)


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization--no par value)
    based on 131,063 outstanding shares
    of beneficial interest                           1,624
Accumulated net realized loss on investments          (812)
Net unrealized depreciation on investments             (46)

----------------------------------------------------------
TOTAL NET ASSETS--100%                                $766
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                 $5.84
----------------------------------------------------------

* Non-income producing security
The accompanying notes are an integral part of the financial statements.


                                           TURNER FUNDS 2002 ANNUAL REPORT | 103

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER HEALTHCARE & BIOTECHNOLOGY FUND
September 30,  2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--96.2%
----------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE
    PROGRAMS--2.2%
----------------------------------------------------------
Express Scripts, Cl A*                    3,830  $     209
                                                 ---------
Total Administration of human
    resource programs                                  209
                                                 ---------

----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.9%
----------------------------------------------------------
AdvancePCS*                               8,040        181
                                                 ---------
Total Agencies & other insurance
    related activities                                 181
                                                 ---------

----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--10.8%
----------------------------------------------------------
AmerisourceBergen                         3,880        277
D&K Healthcare Resources                  9,980         89
Henry Schein*                             5,580        295
Priority Healthcare, Cl B*               13,540        341
                                                 ---------
Total Drugs & druggists'
    sundries wholesale                               1,002
                                                 ---------

----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--16.2%
----------------------------------------------------------
HCA 5,870                                   279
Tenet Healthcare*                        11,270        558
Universal Health Services, Cl B*         12,980        664
                                                 ---------
Total General medical &
    surgical hospitals                               1,501
                                                 ---------

----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--4.0%
----------------------------------------------------------
Accredo Health*                           7,780        371
                                                 ---------
Total Health & personal care stores                    371
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--9.1%
----------------------------------------------------------
Anthem*                                   9,090        591
Mid Atlantic Medical Services*            7,060        256
                                                 ---------
Total Insurance carriers                               847
                                                 ---------

----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--3.4%
----------------------------------------------------------
Dianon Systems*                           4,760        225
Unilab*                                   4,390         92
                                                 ---------
Total Medical & diagnostic laboratories                317
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--20.3%
----------------------------------------------------------
Biomet                                    8,450  $     225
Boston Scientific*                       11,720        370
Cooper                                    3,440        181
Respironics*                              5,220        167
St. Jude Medical*                        10,760        384
Steris*                                   4,060        101
Varian Medical Systems*                   6,300        271
Wright Medical Group*                     4,360         83
Zimmer Holdings*                          2,620        100
                                                 ---------
Total Medical equipment &
    supplies manufacturing                           1,882
                                                 ---------

----------------------------------------------------------
OFFICES OF PHYSICIANS--4.3%
----------------------------------------------------------
Caremark Rx*                             23,290        396
                                                 ---------
Total Offices of physicians                            396
                                                 ---------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--16.2%
----------------------------------------------------------
Intrabiotics Pharmaceuticals*            16,920          8
Medimmune*                               16,035        335
Neurocrine Biosciences*                   8,420        345
Pharmacia                                 8,240        320
Shire Pharmaceuticals ADR*                8,240        204
Teva Pharmaceutical
    Industries ADR                        4,380        294
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    1,506
                                                 ---------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--7.8%
----------------------------------------------------------
CV Therapeutics*                          9,410        197
Idec Pharmaceuticals*                    10,180        422
Inveresk Research Group*                  5,810        110
                                                 ---------
Total Scientific r&d services                          729
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $8,987)                                    8,941
----------------------------------------------------------


104 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER HEALTHCARE & BIOTECHNOLOGY FUND

                                   Face Amount       Value
                                          (000)      (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--13.4%
----------------------------------------------------------
JP Morgan Chase (A)
    1.900%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $1,241,724 (collateralized
    by U.S. Government obligations,
    total market value $1,267,517)       $1,242  $   1,242

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $1,242)                                    1,242
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--109.6%
    (COST $10,229)                                  10,183
----------------------------------------------------------


----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(9.6)%
----------------------------------------------------------
Payable due to investment adviser                       (8)
Payable due to administrator                            (1)
Payable due to shareholder servicing agent              (2)
Payable for investment securities purchased           (872)
Other assets and liabilities, net                      (12)

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (895)
----------------------------------------------------------


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization--no par value)
    based on 945,221 outstanding shares
    of beneficial interest                          10,496
Accumulated net realized loss
    on investments                                  (1,162)
Net unrealized depreciation
    on investments                                     (46)

----------------------------------------------------------
TOTAL NET ASSETS--100%                              $9,288
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                 $9.83
----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                           TURNER FUNDS 2002 ANNUAL REPORT | 105

FINANCIAL STATEMENTS

SCHEDULE OF INVESTMENTS
TURNER TAX MANAGED U.S. EQUITY FUND
September 30,  2002

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--99.4%
----------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/
    PAYROLL SERVICES--0.8%
----------------------------------------------------------
H&R Block                                   850  $      36
                                                 ---------
Total Accounting/tax preparation/
    bookkeeping/payroll services                        36
                                                 ---------

----------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.4%
----------------------------------------------------------
AOL Time Warner*                          5,600         66
                                                 ---------
Total Advertising & related services                    66
                                                 ---------

----------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--1.1%
----------------------------------------------------------
Northrop Grumman                            400         50
                                                 ---------
Total Aerospace product & parts
    manufacturing                                       50
                                                 ---------

----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.2%
----------------------------------------------------------
Air Products & Chemicals                  1,300         55
                                                 ---------
Total Basic chemical manufacturing                      55
                                                 ---------

----------------------------------------------------------
BEVERAGE MANUFACTURING--3.1%
----------------------------------------------------------
Coca-Cola                                 3,080        148
                                                 ---------
Total Beverage manufacturing                           148
                                                 ---------

----------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--1.1%
----------------------------------------------------------
Lowe's                                    1,300         54
                                                 ---------
Total Building material & supplies dealers              54
                                                 ---------

----------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--1.5%
----------------------------------------------------------
3M                                          650         71
                                                 ---------
Total Commercial & service industry
    machinery manufacturing                             71
                                                 ---------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--3.1%
----------------------------------------------------------
Cisco Systems*                            6,470         68
Nextel Communications, Cl A*              4,800         36
Qualcomm*                                 1,500         41
                                                 ---------
Total Communications equipment
    manufacturing                                      145
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--2.5%
----------------------------------------------------------
Dell Computer*                            3,870  $      91
EMC*                                      5,700         26
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                            117
                                                 ---------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--0.6%
----------------------------------------------------------
Brocade Communications Systems*           1,800         13
Peoplesoft*                               1,350         17
                                                 ---------
Total Computer systems design &
    related services                                    30
                                                 ---------

----------------------------------------------------------
COURIERS--1.0%
----------------------------------------------------------
United Parcel Service, Cl B                 750         47
                                                 ---------
Total Couriers                                          47
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--3.1%
----------------------------------------------------------
Affiliated Computer Services, Cl A*       1,000         43
ChoicePoint*                                850         30
First Data                                1,730         48
Fiserv*                                   1,000         28
                                                 ---------
Total Data processing services                         149
                                                 ---------

----------------------------------------------------------
DEPARTMENT STORES--3.4%
----------------------------------------------------------
Kohl's*                                     750         46
Wal-Mart Stores                           2,320        114
                                                 ---------
Total Department stores                                160
                                                 ---------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--7.3%
----------------------------------------------------------
Bank of America                           1,740        111
Fifth Third Bancorp                       1,170         72
Washington Mutual                         1,100         34
Wells Fargo                               2,720        131
                                                 ---------
Total Depository credit intermediation                 348
                                                 ---------

----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--0.9%
----------------------------------------------------------
AmerisourceBergen                           580         41
                                                 ---------
Total Drugs & druggists'
    sundries wholesale                                  41
                                                 ---------


106 | TURNER FUNDS 2002 ANNUAL REPORT

SCHEDULE OF INVESTMENTS
TURNER TAX MANAGED U.S. EQUITY FUND


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--1.2%
----------------------------------------------------------
DTE Energy                                  750  $      30
Southern                                  1,000         29
                                                 ---------
Total Electric power generation,
    transmission & distribution                         59
                                                 ---------

----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--1.5%
----------------------------------------------------------
General Electric                          2,810         69
                                                 ---------
Total Electrical equipment
    manufacturing                                       69
                                                 ---------

----------------------------------------------------------
ELECTRONIC SHOPPING &
    MAIL-ORDER HOUSES--2.2%
----------------------------------------------------------
Amazon.com*                               2,700         43
eBay*                                     1,130         60
                                                 ---------
Total Electronic shopping &
    mail-order houses                                  103
                                                 ---------

----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.7%
----------------------------------------------------------
Best Buy*                                 1,900         43
CDW Computer Centers*                       900         38
                                                 ---------
Total Electronics & appliance stores                    81
                                                 ---------

----------------------------------------------------------
GENERAL MEDICAL & SURGICAL
    HOSPITALS--2.0%
----------------------------------------------------------
HCA 1,000                                    48
Tenet Healthcare*                           935         46
                                                 ---------
Total General medical &
    surgical hospitals                                  94
                                                 ---------

----------------------------------------------------------
GRAIN & OILSEED MILLING--1.1%
----------------------------------------------------------
Kellogg                                   1,600         53
                                                 ---------
Total Grain & oilseed milling                           53
                                                 ---------

----------------------------------------------------------
GROCERY STORES--0.5%
----------------------------------------------------------
Whole Foods Market*                         600         26
                                                 ---------
Total Grocery stores                                    26
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--2.0%
----------------------------------------------------------
CVS                                       2,100  $      53
Walgreen                                  1,390         43
                                                 ---------
Total Health & personal care stores                     96
                                                 ---------

----------------------------------------------------------
HOME FURNISHINGS STORES--0.5%
----------------------------------------------------------
Bed Bath & Beyond*                          800         26
                                                 ---------
Total Home furnishings stores                           26
                                                 ---------

----------------------------------------------------------
INSURANCE CARRIERS--4.5%
----------------------------------------------------------
Aflac                                     1,150         35
American International Group              2,050        112
Anthem*                                   1,000         65
                                                 ---------
Total Insurance carriers                               212
                                                 ---------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.1%
----------------------------------------------------------
Krispy Kreme Doughnuts*                     700         22
Starbucks*                                1,500         31
                                                 ---------
Total Limited-service eating places                     53
                                                 ---------

----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.4%
----------------------------------------------------------
Boston Scientific*                        1,680         53
St. Jude Medical*                           870         31
Zimmer Holdings*                            800         31
                                                 ---------
Total Medical equipment &
    supplies manufacturing                             115
                                                 ---------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.0%
----------------------------------------------------------
BJ Services*                              1,900         49
                                                 ---------
Total Mining support activities                         49
                                                 ---------

----------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--2.5%
----------------------------------------------------------------------
L-3 Communications Holdings*              1,100         58
Medtronic                                 1,500         63
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                  121
                                                 ---------


                                           TURNER FUNDS 2002 ANNUAL REPORT | 107

FINANCIAL STATEMENTS

SCHEDULE OF INVESTMENTS
TURNER TAX MANAGED U.S. EQUITY FUND


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--3.3%
----------------------------------------------------------
American Express                          2,300  $      71
Freddie Mac                                 500         28
MBNA                                      3,200         59
                                                 ---------
Total Nondepository credit
    intermediation                                     158
                                                 ---------

----------------------------------------------------------
OIL & GAS EXTRACTION--3.2%
----------------------------------------------------------
Apache                                    1,250         74
Occidental Petroleum                      2,700         77
                                                 ---------
Total Oil & gas extraction                             151
                                                 ---------

----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.6%
----------------------------------------------------------
Alliant Techsystems*                        400         28
                                                 ---------
Total Other fabricated metal
    product manufacturing                               28
                                                 ---------

----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.0%
----------------------------------------------------------
Investors Financial Services                900         24
SEI Investments                             900         22
                                                 ---------
Total Other financial
    investment activities                               46
                                                 ---------

----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.1%
----------------------------------------------------------
ITT Industries                              400         25
SPX*                                        250         25
                                                 ---------
Total Other general purpose
    machinery manufacturing                             50
                                                 ---------

----------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
    MANUFACTURING--1.5%
----------------------------------------------------------
Harley-Davidson                           1,570         73
                                                 ---------
Total Other transportation
    equipment manufacturing                             73
                                                 ---------

----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.7%
----------------------------------------------------------
Exxon Mobil                               2,480         79
                                                 ---------
Total Petroleum & coal products
    manufacturing                                       79
                                                 ---------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.7%
----------------------------------------------------------
Abbott Laboratories                         800  $      32
Amgen*                                    2,300         96
Forest Laboratories*                        750         62
Gilead Sciences*                            950         32
Medimmune*                                1,350         28
Pfizer                                    2,370         69
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      319
                                                 ---------

----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--1.2%
----------------------------------------------------------
Kinder Morgan                             1,600         57
                                                 ---------
Total Pipeline transportation
    of natural gas                                      57
                                                 ---------

----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.7%
----------------------------------------------------------
Viacom, Cl B*                             2,030         82
                                                 ---------
Total Radio & television broadcasting                   82
                                                 ---------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.4%
----------------------------------------------------------
Idec Pharmaceuticals*                     1,000         41
Monsanto                                  1,500         23
                                                 ---------
Total Scientific r&d services                           64
                                                 ---------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--3.6%
----------------------------------------------------------
Bear Stearns                                600         34
Charles Schwab                            4,800         41
Goldman Sachs Group                       1,000         66
Lehman Brothers Holdings                    650         32
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                         173
                                                 ---------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--4.2%
----------------------------------------------------------
Applied Materials*                        2,800         32
Intel                                     5,300         73
Jabil Circuit*                            1,600         24
Texas Instruments                         1,600         24
Tyco International                        3,200         45
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            198
                                                 ---------


108 | TURNER FUNDS 2002 ANNUAL REPORT

SCHEDULE OF INVESTMENTS
TURNER TAX MANAGED U.S. EQUITY FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--2.8%
----------------------------------------------------------
Colgate-Palmolive                           700  $      38
Procter & Gamble                          1,050         94
                                                 ---------
Total Soap, cleaners & toilet
    preparation manufacturing                          132
                                                 ---------

----------------------------------------------------------
SOFTWARE PUBLISHERS--4.7%
----------------------------------------------------------
Electronic Arts*                            700         46
Mercury Interactive*                      1,200         21
Microsoft*                                2,950        129
Symantec*                                   800         28
                                                 ---------
Total Software publishers                              224
                                                 ---------

----------------------------------------------------------
TELECOMMUNICATIONS--2.8%
----------------------------------------------------------
AT&T                                      7,420         89
CenturyTel                                2,050         46
                                                 ---------
Total Telecommunications                               135
                                                 ---------

----------------------------------------------------------
TRAVELER ACCOMMODATION--0.9%
----------------------------------------------------------
MGM Mirage*                               1,100         41
                                                 ---------
Total Traveler accommodation                            41
                                                 ---------

----------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.7%
----------------------------------------------------------
Philadelphia Suburban                     1,680         34
                                                 ---------
Total Water, sewage & other systems                     34
                                                 ---------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $5,053)                                    4,718
----------------------------------------------------------

                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--0.0%
----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 09/30/02,
    matures 10/01/02,
    repurchase price $709
    (collateralized by
    U.S. Government obligations,
    total market value $723)                 $1  $       1

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $1)                                            1
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--99.4%
    (COST $5,054)                                   $4,719
----------------------------------------------------------

Percentages are based on Net Assets of $4,747,083.
* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
The accompanying notes are an integral part of the financial statements.

                                           TURNER FUNDS 2002 ANNUAL REPORT | 109

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND
September 30,  2002

                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--24.6%
----------------------------------------------------------
U.S. Treasury Bills
    1.875%, 09/30/04                    $   750  $     752
U.S. Treasury Bonds
    8.125%, 05/15/21                        750      1,070
    7.500%, 11/15/16                      1,500      1,989
    7.250%, 05/15/16                      1,700      2,207
    7.250%, 08/15/22                        900      1,189
    6.375%, 08/15/27                      1,000      1,223
U.S. Treasury Notes
    5.625%, 05/15/08                        750        857
    1.510%, 10/03/02                      1,000      1,000
U.S. Treasury STRIPS (A)
    6.265%, 05/15/20                        665        272

----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $9,543)                                   10,559
----------------------------------------------------------

----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--2.1%
----------------------------------------------------------
FNMA, MTN
    6.920%, 03/19/07                        555        644
Private Export Funding
    6.620%, 10/01/05                        250        280

----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
    OBLIGATIONS (COST $840)                            924
----------------------------------------------------------

----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS--31.3%
----------------------------------------------------------
FHLMC CMO/REMIC
    Ser 1546, Cl H
    7.000%, 12/15/22                        390        408
    Ser 1561, Cl H
    6.500%, 05/15/08                        750        802
FHLMC
    Pool #277449
    8.500%, 09/01/09                          2          2
FNMA CMO/REMIC,
    Ser G93-21, Cl VE
    6.600%, 11/25/07                        170        170
    Ser 1994-17, Cl H
    6.000%, 02/25/09                        713        758
FNMA
    Pool #369214
    5.000%, 04/01/09                        213        218
    Pool #535301
    6.500%, 04/01/15                        628        658
GNMA
    Pool #13125
    8.000%, 10/15/06                         10         10
    Pool #187899
    8.000%, 05/15/17                         56         61


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
    Pool #196477
    10.000%, 04/15/10                   $    49    $    55
    Pool #202886
    8.000%, 03/15/17                         89         97
    Pool #221235
    8.500%, 07/15/17                         34         38
    Pool #331786
    8.000%, 08/15/22                         72         79
    Pool #376400
    6.500%, 02/15/24                        485        509
    Pool #439478
    7.000%, 01/15/27                        653        686
    Pool #457921
    5.500%, 12/15/28                        687        705
    Pool #462622
    6.500%, 03/15/28                      1,268      1,325
    Pool #570400
    6.500%, 09/15/31                      1,666      1,739
    Pool #781029
    6.500%, 05/15/29                        374        391
    Pool #781096
    6.500%, 12/15/28                      1,621      1,693
    Pool #781231
    7.000%, 12/15/30                        919        965
    Pool #781328
    7.000%, 09/15/31                      1,120      1,176
SLMA (B)
    6.470%, 10/03/22                      2,800        892

----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS (COST $12,899)                      13,437
----------------------------------------------------------

----------------------------------------------------------
CORPORATE OBLIGATIONS--38.2%
----------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS--0.5%
----------------------------------------------------------
Masco
    6.125%, 09/15/03                        200        206
                                                 ---------
Total Building & construction products                 206
                                                 ---------

----------------------------------------------------------
COSMETICS & TOILETRIES--3.2%
----------------------------------------------------------
Dial
    7.000%, 08/15/06                      1,250      1,371
                                                 ---------
Total Cosmetics & toiletries                         1,371
                                                 ---------

----------------------------------------------------------
DATA PROCESSING SERVICES--4.4%
----------------------------------------------------------
First Data
    4.700%, 11/01/06                      1,000      1,043
First Data,
    Ser D, MTN
    5.800%, 12/15/08                        750        830
                                                 ---------
Total Data processing services                       1,873
                                                 ---------


110 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--3.4%
----------------------------------------------------------
Emerson Electric
    7.125%, 08/15/10                     $1,250  $   1,455
                                                 ---------
Total Electrical products & services                 1,455
                                                 ---------
----------------------------------------------------------
FINANCIAL SERVICES--5.7%
----------------------------------------------------------
Ford Motor Credit
    6.700%, 07/16/04                      1,000      1,005
SAFECO
    7.875%, 03/15/03                      1,400      1,430
                                                 ---------
Total Financial services                             2,435
                                                 ---------
----------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--6.2%
----------------------------------------------------------
Anheuser Busch
    6.750%, 08/01/03                        750        784
Sysco
    7.250%, 04/15/07                        405        471
    7.160%, 04/15/27                        500        593
    6.500%, 06/15/05                        750        832
                                                 ---------
Total Food, beverage & tobacco                       2,680
                                                 ---------
----------------------------------------------------------
GAS/NATURAL GAS--4.1%
----------------------------------------------------------
ChevronTexaco
    8.110%, 12/01/04                        233        250
Natural Fuel Gas,
    Ser D, MTN
    6.303%, 05/27/08                      1,350      1,488
                                                 ---------
Total Gas/natural gas                                1,738
                                                 ---------
----------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--4.6%
----------------------------------------------------------
Abbott Laboratories
    5.600%, 10/01/03                        700        725
AstraZeneca
    6.300%, 06/15/03                        500        514
Healthsouth
    8.500%, 02/01/08                      1,000        750
                                                 ---------
Total Medical products & services                    1,989
                                                 ---------
----------------------------------------------------------
RETAIL--3.0%
----------------------------------------------------------
Wal-Mart Stores
    6.875%, 08/10/09                      1,100      1,298
                                                 ---------
Total Retail                                         1,298
                                                 ---------
----------------------------------------------------------
TRUCKING--3.1%
----------------------------------------------------------
JB Hunt Transportation Services
    6.250%, 09/01/03                        750        770
Roadway
    8.250%, 12/01/08                        500        564
                                                 ---------
Total Trucking                                       1,334
                                                 ---------

----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $15,478)                                  16,379
----------------------------------------------------------


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--6.2%
----------------------------------------------------------
JP Morgan Chase (C)
    1.900%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $2,659,826 (collateralized
    by U.S. Government obligations,
    total market value $2,713,557)       $2,660  $   2,660

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $2,660)                                    2,660
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--102.4%
    (COST $41,420)                                  43,959
----------------------------------------------------------


----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(2.4)%
----------------------------------------------------------
Payable due to investment adviser                      (12)
Payable due to administrator                            (5)
Other assets and liabilities, net                   (1,018)

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (1,035)
----------------------------------------------------------


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 4,068,288 outstanding shares
    of beneficial interest                          40,301
Distributions in excess of net
    investment income                                   (1)
Accumulated net realized gain on investments            85
Net unrealized appreciation on investments           2,539

----------------------------------------------------------
TOTAL NET ASSETS--100%                             $42,924
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $10.55
----------------------------------------------------------

(A) The rate reported is the effective yield at time of purchase.
(B) Zero coupon security - the rate reported is the effective yield at time of purchase.
(C) Tri-party repurchase agreement
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
MTN - Medium term note
REMIC - Real estate mortgage investment conduit
Ser - Series
SLMA - Student loan marketing association
STRIPS - Separately traded registered interest and principal securities
The accompanying notes are an integral part of the financial statements.


                                           TURNER FUNDS 2002 ANNUAL REPORT | 111

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER TOTAL RETURN FIXED INCOME FUND
September 30,  2002

                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--48.9%
----------------------------------------------------------
U.S. Treasury Bills (A)
    1.650%, 11/29/02                     $3,000  $   2,993
U.S. Treasury Bonds
    5.375%, 02/15/31                      1,000      1,111

----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $4,101)                                    4,104
----------------------------------------------------------

----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--7.9%
----------------------------------------------------------
FHLB
    Ser MS07
    4.850%, 07/02/07                        325        331
FNMA
    4.250%, 02/11/05                        325        328

----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
    OBLIGATIONS (COST $653)                            659
----------------------------------------------------------

----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS--29.9%
----------------------------------------------------------
FHLMC CMO/REMIC
    Ser 161, Cl F
    9.500%, 06/15/06                          3          4
FNMA CMO/REMIC
    Ser 2002-68, Cl FB
    2.300%, 10/25/32                      2,500      2,509

----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS (COST $2,504)                        2,513
----------------------------------------------------------

----------------------------------------------------------
ASSET-BACKED SECURITIES--2.3%
----------------------------------------------------------
CREDIT CARDS--2.0%
----------------------------------------------------------
Discover Card Master Trust I,
    Ser 2000-9, Cl A
    6.350%, 07/15/08                        150        166
                                                 ---------
Total Credit cards                                     166
                                                 ---------

----------------------------------------------------------
MORTGAGE RELATED--0.3%
----------------------------------------------------------
Goldman Sachs Mortgage Securities II,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/30                         25         27
                                                 ---------
Total Mortgage related                                  27
                                                 ---------

----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $184)                                        193
----------------------------------------------------------


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
CORPORATE OBLIGATIONS--1.3%
----------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--1.3%
----------------------------------------------------------
Carolina Power & Light
    7.500%, 04/01/05                       $100  $     110
                                                 ---------
Total Electrical products & services                   110
                                                 ---------

----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $107)                                        110
----------------------------------------------------------

----------------------------------------------------------
REPURCHASE AGREEMENT--5.5%
----------------------------------------------------------
ABN-Amro (B)
    1.500%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $463,182 (collateralized
    by U.S. Government obligations,
    total market value $472,440             463        463

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $463)                                        463
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--95.8%
    (COST $8,012)                                    8,042
----------------------------------------------------------

----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--4.2%
----------------------------------------------------------
Payable due to administrator                            (1)
Other assets and liabilities, net                      352

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                351
----------------------------------------------------------

----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 823,450 outstanding shares
    of beneficial interest                           8,113
Undistributed net investment income                     20
Accumulated net realized gain
    on investments                                     230
Net unrealized appreciation
    on investments                                      30
----------------------------------------------------------
TOTAL NET ASSETS--100%                              $8,393
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $10.19
----------------------------------------------------------

(A) The rate reported is the effective yield at time of purchase.
(B) Tri-party repurchase agreement
Cl - Class
CMO - Collateralized mortgage obligation
FHLB - Federal home loan bank
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
REMIC - Real estate mortgage investment conduit
Ser - Series
The accompanying notes are an integral part of the financial statements.


112 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND
September 30,  2002


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
CORPORATE OBLIGATIONS--90.2%
----------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
----------------------------------------------------------
Sequa
    9.000%, 08/01/09                       $150  $     131
                                                 ---------
Total Aerospace & defense                              131
                                                 ---------

----------------------------------------------------------
AUTOMOTIVE & TRUCK PARTS--4.4%
----------------------------------------------------------
Dana
    9.000%, 08/15/11                        150        141
Dura Operating, Ser D
    9.000%, 05/01/09                        150        138
Navistar International, Ser B
    8.000%, 02/01/08                        160        136
                                                 ---------
Total Automotive & truck parts                         415
                                                 ---------

----------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING--13.5%
----------------------------------------------------------
Comcast Cable Communications
    6.750%, 01/30/11                        200        186
Cumulus Media
    10.375%, 07/01/08                        55         58
Echostar DBS
    9.375%, 02/01/09                        200        192
Emmis Communications,
    Ser B
    8.125%, 03/15/09                        150        152
Granite Broadcasting
    8.875%, 05/15/08                         75         60
Lamar Media
    8.625%, 09/15/07                        150        155
Lin Holdings (A)
    15.139%, 03/01/08                       200        198
Lodgenet Entertainment
    10.250%, 12/15/06                        40         38
Mediacom Broadband
    11.000%, 07/15/13                       250        230
                                                 ---------
Total Broadcasting, newspapers &
    advertising                                      1,269
                                                 ---------

----------------------------------------------------------
BUILDING & CONSTRUCTION--4.8%
----------------------------------------------------------
American Standard
    7.625%, 02/15/10                        225        233
K. Hovnanian Enterprises
    8.875%, 04/01/12                        250        222
                                                 ---------
Total Building & construction                          455
                                                 ---------

----------------------------------------------------------
COMMERCIAL SERVICES--1.1%
----------------------------------------------------------
Iron Mountain
    8.625%, 04/01/13                        100        100
                                                 ---------
Total Commercial services                              100
                                                 ---------


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
COSMETICS & TOILETRIES--1.6%
----------------------------------------------------------
Chattem, Ser B
    8.875%, 04/01/08                       $150  $     151
                                                 ---------
Total Cosmetics & toiletries                           151
                                                 ---------

----------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--1.1%
----------------------------------------------------------
PSEG Power
    7.750%, 04/15/11                        100        102
                                                 ---------
Total Electrical products &services                    102
                                                 ---------

----------------------------------------------------------
ENTERTAINMENT--8.3%
----------------------------------------------------------
Aztar
    9.000%, 08/15/11                        150        154
Harrahs Operating
    7.875%, 12/15/05                        150        159
HMH Properties, Ser C
    8.450%, 12/01/08                         70         67
Majestic Investor Holdings
    11.653%, 11/30/07                       105         95
Mohegan Tribal Gaming
    8.000%, 04/01/12                        150        154
Park Place Entertainment
    8.125%, 05/15/11                        150        153
                                                 ---------
Total Entertainment                                    782
                                                 ---------

----------------------------------------------------------
FINANCIAL SERVICES--1.8%
----------------------------------------------------------
DVI
    9.875%, 02/01/04                        115         86
Williams Scotsman
    9.875%, 06/01/07                        100         85
                                                 ---------
Total Financial services                               171
                                                 ---------

----------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--4.4%
----------------------------------------------------------
Constellation Brands, Ser B
    8.125%, 01/15/12                        150        153
Fleming
    9.250%, 06/15/10                        100         76
Fleming Companies, Ser D
    10.625%, 07/31/07                       150         87
National Wine & Spirits
    10.125%, 01/15/09                       100         95
                                                 ---------
Total Food, beverage & tobacco                         411
                                                 ---------

----------------------------------------------------------
MACHINERY--2.2%
----------------------------------------------------------
Briggs & Stratton
    8.875%, 03/15/11                        200        210
                                                 ---------
Total Machinery                                        210
                                                 ---------

                                           TURNER FUNDS 2002 ANNUAL REPORT | 113

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND

                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--4.7%
----------------------------------------------------------
Advanced Medical Optics
    9.250%, 07/15/10                       $250  $     245
Radiologix, Ser B
    10.500%, 12/15/08                       100         97
Universal Hospital Services
    10.250%, 03/01/08                       110        105
                                                 ---------
Total Medical products & services                      447
                                                 ---------

----------------------------------------------------------
METALS--1.0%
----------------------------------------------------------
Century Aluminum
    11.750%, 04/15/08                       100         96
                                                 ---------
Total Metals                                            96
                                                 ---------

----------------------------------------------------------
PAPER & RELATED PRODUCTS--3.9%
----------------------------------------------------------
Georgia-Pacific
    9.500%, 12/01/11                        200        170
Jefferson Smurfit (B)
    8.250%, 10/01/12                        200        199
                                                 ---------
Total Paper & related products                         369
                                                 ---------

----------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--3.4%
----------------------------------------------------------
Comstock Resources
    11.250%, 05/01/07                        70         73
Grant Prideco, Ser B
    9.625%, 12/01/07                         40         42
Great Lakes Carbon, Ser B PIK
    10.250%, 05/15/08                         1         --
Peabody Energy, Ser B
    8.875%, 05/15/08                         60         63
Vintage Petroleum
    8.625%, 02/01/09                        150        147
                                                 ---------
Total Petroleum & fuel products                        325
                                                 ---------

----------------------------------------------------------
RAIL TRANSPORTATION--2.4%
----------------------------------------------------------
TFM
    11.750%, 06/15/09                       160        154
    10.250%, 06/15/07                        80         75
                                                 ---------
Total Rail transportation                              229
                                                 ---------


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
REIT--0.6%
----------------------------------------------------------
Host Marriott, Ser E
    8.375%, 02/15/06                       $ 55$        53
                                                 ---------
Total REIT                                              53
                                                 ---------

----------------------------------------------------------
RENTAL EQUIPMENT--0.8%
----------------------------------------------------------
Universal Compression (A)
    4.598%, 02/15/08                         75         74
                                                 ---------
Total Rental equipment                                  74
                                                 ---------

----------------------------------------------------------
RETAIL--9.6%
----------------------------------------------------------
Ferrellgas Partners
    8.750%, 06/15/12                        250        255
Shopko Stores
    6.500%, 08/15/03                         45         44
United Auto Group (B)
    9.625%, 03/15/12                        200        202
Winn-Dixie Stores
    8.875%, 04/01/08                        250        245
Yum! Brands
    7.700%, 07/01/12                        150        155
                                                 ---------
Total Retail                                           901
                                                 ---------

----------------------------------------------------------
STEEL & STEEL PRODUCTS--3.7%
----------------------------------------------------------
AK Steel (B)
    7.750%, 06/15/12                        100         99
Oregon Steel Mills (B)
    10.000%, 07/15/09                       250        250
                                                 ---------
Total Steel & steel products                           349
                                                 ---------

----------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--10.5%
----------------------------------------------------------
Citizens Communication
    9.250%, 05/15/11                        200        198
L-3 Communications (B)
    7.625%, 06/15/12                        250        259
Nextel Communications
    9.500%, 02/01/11                        325        243
Rogers Cantel
    9.375%, 06/01/08                        100         73
Telecorp PCS
    10.625%, 07/15/10                       250        220
                                                 ---------
Total Telephones & telecommunications                  993
                                                 ---------


114 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND

                                    Face Amount      Value
                                   (000)/Shares      (000)
----------------------------------------------------------
TRUCKING--3.1%
----------------------------------------------------------
Allied Holdings, Ser B
    8.625%, 10/01/07                    $   320  $     246
Pacer International, Ser B
    11.750%, 06/01/07                        50         51
                                                 ---------
Total Trucking                                         297
                                                 ---------

----------------------------------------------------------
WASTE TREATMENT & DISPOSAL--1.9%
----------------------------------------------------------
Allied Waste North America, Ser B
    10.000%, 08/01/09                       195        180
                                                 ---------
Total Waste treatment & disposal                       180
                                                 ---------

----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $8,673)                                    8,510
----------------------------------------------------------

----------------------------------------------------------
PREFERRED/CONVERTIBLE STOCK--2.7%
----------------------------------------------------------
Crown Castle International PIK*              54          2
Granite Broadcasting*                     1,600         90
Host Marriot Finance Trust*               2,275         84
Pegasus Satellite PIK*                        3         --
Sinclair Broadcast Group                  2,005         80

----------------------------------------------------------
TOTAL PREFERRED/CONVERTIBLE STOCK
    (COST $234)                                        256
----------------------------------------------------------

----------------------------------------------------------
COMMON STOCK--0.2%
----------------------------------------------------------
Jones International Networks(C)(D)*      15,500         15
Pegasus Communications*                     221         --

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $196)                                         15
----------------------------------------------------------

----------------------------------------------------------
WARRANTS--0%
----------------------------------------------------------
Chiquita Brands (E)*                    110,000         --

----------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                           --
----------------------------------------------------------

----------------------------------------------------------
REPURCHASE AGREEMENT--9.3%
----------------------------------------------------------
Morgan Stanley Dean Witter (F)
    1.500%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $877,808 (collateralized
    by U.S. Government obligations,
    total market value $895,353)           $878        878

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $878)                                        878
----------------------------------------------------------


                                                   Value
                                                   (000)
----------------------------------------------------------
TOTAL INVESTMENTS--102.4%
    (COST $9,981)                                $   9,659
----------------------------------------------------------


----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(2.4)%
----------------------------------------------------------
Payable due to investment adviser                       (2)
Payable due to administrator                            (1)
Other assets and liabilities, net                     (224)

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (227)
----------------------------------------------------------


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 2,118,336 outstanding shares
    of beneficial interest                          25,808
Distributions in excess of net investment
    income                                             (15)
Accumulated net realized loss
    on investments                                 (16,039)
Net unrealized depreciation
    on investments                                    (322)

----------------------------------------------------------
TOTAL NET ASSETS--100%                              $9,432
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $4.45
----------------------------------------------------------

* Non-income producing security
(A) Delayed interest (step-bonds) -- represents securities that remain zero-coupon securities until a predeterminded date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. the interest rate disclosed represents the effective yield at time of purchase.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144a of the securities act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". The total value of such securities as of September 30, 2002 was $1,008,750.
(C) Security considered illiquid, the total value of such securities as of September 30, 2002, was $15,500.
(D) Security fair value using methods determined in good faith by the board of trustees. The total value of such securities as of September 30, 2002, was $15,500.
(E) This warrant represents a potential distribution settlement and does not have a strike price or expiration date.
(F) Tri-party repurchase agreement
PIK - Payment-in-kind
REIT - Real estate investment trust
Ser - Series
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

                                           TURNER FUNDS 2002 ANNUAL REPORT | 115

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND
September 30,  2002

                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--1.1%
----------------------------------------------------------
U.S. Treasury Notes TIPS
    3.625%, 01/15/08                     $4,626  $   5,103

----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $4,709)                                    5,103
----------------------------------------------------------

----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--7.6%
----------------------------------------------------------
FFCB
    4.375%, 05/01/03                      8,059      8,191
FHLB (A)
    1.695%, 07/15/03                      7,500      7,500
    1.650%, 06/17/03                      7,000      7,002
FHLB Discount Note (B)
    2.615%, 03/31/03                      5,000      4,963
FNMA
    4.250%, 02/11/05                      3,900      3,935
SLMA Discount Note (B)
    2.171%, 02/04/03                      5,000      4,972

----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (COST $36,465)                                  36,563
----------------------------------------------------------

----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS--67.4%
----------------------------------------------------------
FFCB
    2.300%, 12/03/02                      8,000      8,010
FHLB Discount Note (B)
    2.000%, 11/20/02                      6,000      5,983
FHLMC CMO/REMIC
    Ser 1106, Cl E
    7.500%, 07/15/06                         22         22
    Ser 1344, Cl F
    2.375%, 08/15/07                      1,606      1,622
    Ser 1377, Cl F
    2.375%, 09/15/07                      1,105      1,109
    Ser 1413, Cl F
    2.375%, 11/15/07                      3,081      3,112
    Ser 1515, Cl G
    6.500%, 02/15/08                        805        834
    Ser 1544, Cl L (A)
    2.560%, 07/15/08                        624        625
    Ser 1551, Ser E
    6.500%, 09/15/07                        436        439


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
    Ser 1555, Cl PE
    6.150%, 03/15/08                     $1,456  $   1,473
    Ser 1573, Cl PG
    6.000%, 03/15/20                        135        135
    Ser 1583, Cl G
    6.250%, 01/15/20                         68         68
    Ser 1588, Cl PG
    6.000%, 11/15/20                        209        210
    Ser 1608, Cl GA
    9.000%, 06/15/21                      1,790      1,920
    Ser 1609, Cl F
    6.000%, 06/15/19                        115        115
    Ser 161, Cl F
    9.500%, 06/15/06                         24         24
    Ser 1642, Cl PG
    5.500%, 05/15/21                        507        507
    Ser 1720, Cl PG
    7.000%, 06/15/22                        868        872
    Ser 2043, Cl CD
    6.000%, 09/15/16                      3,931      3,932
    Ser 2062, Cl PC
    5.500%, 10/15/16                      5,847      5,867
    Ser 2104, Cl PB
    6.000%, 01/15/14                      2,120      2,131
    Ser 2111, Cl UC
    6.000%, 07/15/08                      1,962      1,991
    Ser 2114, Cl QB
    5.750%, 02/15/14                      1,398      1,407
    Ser 2126, Cl GA
    5.500%, 10/15/06                        307        308
    Ser 2131, Cl VE
    6.000%, 02/15/06                      6,609      6,759
    Ser 2134, Cl PE
    6.000%, 08/15/08                      1,408      1,431
    Ser 2137, Cl PB
    6.000%, 04/15/14                        586        592
    Ser 2142, Cl F
    2.073%, 03/15/26                      3,626      3,634
    Ser 2162, Cl FC (A)
    2.223%, 06/15/29                      8,829      8,818
    Ser 2215, Cl PA
    6.500%, 02/15/30                      2,271      2,300


116 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
    Ser 2359, Cl PA
    6.000%, 08/15/10                   $  5,000  $   5,121
    Ser 2360, Cl PA
    6.000%, 01/15/06                      2,235      2,275
    Ser 2426, Cl BW
    2.473%, 03/15/17                      6,609      6,614
    Ser 2456, Cl FH
    2.223%, 12/15/26                      5,982      6,006
    Ser 2466, Cl FV
    2.373%, 03/15/32                     15,216     15,256
    Ser 2469, Cl FM
    2.623%, 10/15/31                      8,493      8,516
    Ser 2469, Cl FW
    2.523%, 12/15/19                     14,661     14,694
    Ser 2473, Cl WF
    2.493%, 04/15/30                     12,475     12,492
    Ser 2478, Cl F
    2.223%, 08/15/30                     11,999     12,068
    Ser 2500, Cl FI TBA (A)
    2.800%, 09/15/17                      4,000      4,008
    Ser 2502, Cl FP (A)
    2.430%, 05/15/31                      4,000      4,014
    Ser 2503, Cl FE (A)
    2.310%, 09/15/32                      7,000      7,000
    Ser 2505, Cl F (A)
    2.200%, 08/15/30                     14,236     14,247
    Ser 28, Cl PB
    6.400%, 03/25/20                        921        938
FHLMC
    Pool #184967
    7.750%, 08/01/08                        155        162
FNMA CMO/REMIC
    Ser 1992-193, Cl HC
    7.000%, 01/25/07                        289        292
    Ser 1993-149, Cl H
    6.000%, 09/25/20                      1,550      1,555
    Ser 1993-173, Cl F (A)
    2.344%, 09/25/08                        696        703
    Ser 1993-175, Cl PT
    6.000%, 11/25/07                        123        123
    Ser 1993-225, Cl A
    5.850%, 12/25/23                      1,372      1,403


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
    Ser 1993-46, Cl FA (A)
    2.294%, 05/25/22                   $  1,937  $   1,950
    Ser 1993-60, Cl B
    6.500%, 07/25/20                         59         59
    Ser 1993-76, Cl F
    2.344%, 06/25/08                         29         29
    Ser 1993-80, Cl FA
    3.540%, 05/25/23                      2,502      2,522
    Ser 1996-7, Cl E
    6.250%, 04/25/21                        454        453
    Ser 1998-15, Cl PK
    6.000%, 07/18/18                        110        110
    Ser 1999-45, Cl LC
    6.500%, 02/25/18                      4,018      4,064
    Ser 1999-51, Cl LC
    6.500%, 03/25/18                      4,360      4,415
    Ser 1999-51, Cl PB
    6.000%, 07/25/17                      7,537      7,663
    Ser 2001-53, Cl PE
    6.500%, 10/25/24                      2,972      3,042
    Ser 2001-80, Cl FA (A)
    2.364%, 07/25/31                      6,282      6,298
    Ser 2002-11, Cl QF (A)
    2.314%, 03/25/32                     24,835     24,905
    Ser 2002-16, Cl PA
    5.250%, 03/25/07                      3,000      3,079
    Ser 2002-35, Cl FQ
    2.114%, 07/25/27                     10,683     10,691
    Ser 2002-61, Cl F (A)
    2.280%, 10/25/17                     10,000     10,010
    Ser 2002-68, Cl FB
    2.300%, 10/25/32                      7,500      7,528
    Ser G93-14, Cl H
    6.250%, 03/25/22                      3,560      3,645
FNMA
    Pool #190107
    6.000%, 11/01/03                        194        196
    Pool #50984
    6.000%, 02/01/04                        223        226
GNMA ARM
    Pool #8108
    5.375%, 03/20/16                        170        174


                                           TURNER FUNDS 2002 ANNUAL REPORT | 117

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
    Pool #8254
    6.750%, 08/20/17                   $    484  $     498
    Pool #8266
    6.750%, 09/20/17                        355        366
    Pool #8462
    5.375%, 02/20/19                         22         22
    Pool #8489
    5.375%, 04/20/19                        310        325
GNMA ARM TBA
    4.000%, 10/20/32                      4,000      4,023
GNMA CMO/REMIC
    Ser 2001-61, Cl FY
    2.323%, 07/16/31                      2,126      2,130
    Ser 2002-48, Cl FG
    2.123%, 12/16/30                     27,832     27,885
    Ser 2002-58, Cl FA
    2.120%, 02/17/30                      9,304      9,316
GNMA
    Pool # 8103
    5.375%, 02/20/16                        136        142
    Pool #8111
    5.375%, 03/20/16                        596        622
    Pool #8287
    6.625%, 11/20/17                        149        155
    Pool #8297
    6.625%, 12/20/17                        280        292
    Pool #8321
    5.375%, 02/20/18                        626        655
    Pool #8333
    5.375%, 03/20/18                        403        421
    Pool #8345
    5.375%, 04/20/18                        226        237
    Pool #8366
    5.375%, 06/20/18                        252        260
    Pool #8392
    6.750%, 08/20/18                        452        467
    Pool #8404
    6.750%, 09/20/18                         15         16
    Pool #8405
    6.750%, 09/20/18                        155        161

----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS (COST $322,139)                    322,789
----------------------------------------------------------


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
ASSET-BACKED SECURITIES--5.3%
----------------------------------------------------------
AUTOMOTIVE--1.3%
----------------------------------------------------------
Americredit Automobile Receivables Trust,
    Ser 2000-D, Cl A4 (A)
    2.030%, 09/12/07                    $   515  $     517
    Ser 2001-A, Cl A4 (A)
    2.050%, 12/12/07                      5,800      5,818
                                                 ---------
Total Automotive                                     6,335
                                                 ---------

----------------------------------------------------------
CREDIT CARDS--1.6%
----------------------------------------------------------
Dayton Hudson Credit Card
    Master Trust,
    Ser 1997-1, Cl A
    6.250%, 08/25/05                      1,000      1,003
Discover Card Master Trust I,
    Ser 2001-4 Cl A (A)
    1.913%, 10/16/06                      4,300      4,302
Saks Credit Card Master Trust,
    Ser 2001-2, Cl A (A)
    2.063%, 12/15/09                      2,000      2,010
Sears Credit Card,
    Ser 1997-1, Cl A
    6.200%, 07/16/07                        417        424
                                                 ---------
Total Credit cards                                   7,739
                                                 ---------

----------------------------------------------------------
MORTGAGE RELATED--2.4%
----------------------------------------------------------
California Federal Bank,
    Ser 1995-BN2, Cl A (A)
    4.312%, 02/25/35                      1,762      1,763
Chase Mortgage Finance,
    Ser 1999-S8, Cl A1
    6.350%, 07/25/29                      2,118      2,159
CIT Equipment Collateral,
    Ser 2002-VT1, Cl A2
    2.900%, 06/21/04                      2,480      2,496
DVI Receivables,
    Ser 1998-2, Cl A
    5.760%, 10/11/06                        930        953
GE Capital Mortgage Services,
    Ser 1998-6, Cl 2A4
    6.750%, 03/25/28                      1,148      1,148
    Ser 1999-11, Cl A2
    6.000%, 07/25/29                          3          3


118 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
Northwest Asset Securities,
    Ser 1998-20, Cl A25
    6.150%, 09/25/28                     $  431  $     432
Prudential Home Mortgage Securities,
    Ser 1993-29, Cl A11
    6.750%, 08/25/08                      1,595      1,610
Residential Funding Mortgage Securities,
    Ser 1992-S39, Cl A8
    7.500%, 11/25/07                        228        227
Vendee Mortgage Trust,
    Ser 1993-2, Cl I
    6.750%, 03/15/06                        393        393
                                                 ---------
Total Mortgage related                              11,184
                                                 ---------

----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $25,210)                                  25,258
----------------------------------------------------------

----------------------------------------------------------
REPURCHASE AGREEMENTS--23.9%
----------------------------------------------------------
ABN-Amro (C)
    1.900%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $57,617,441 (collateralized
    by U.S. Government obligations,
    total market value $58,767,751)      57,614     57,614
JP Morgan Chase (C)
    1.900%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $56,839,028 (collateralized
    by U.S. Government obligations,
    total market value $57,973,989)      56,836     56,836

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (COST $114,450)                                114,450
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--105.3%
    (COST $502,973)                                504,163
----------------------------------------------------------

                                                   Value
                                                   (000)
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(5.3)%
----------------------------------------------------------
Receivable due from investment adviser           $      36
Payable due to administrator                           (53)
Payable due to shareholder servicing agent              (2)
Payable for investment securities purchased        (34,889)
Other assets and liabilities, net                    9,654

----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (25,254)
----------------------------------------------------------


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
   (unlimited authorization--no par value)
    based on 45,950,906 outstanding shares
    of beneficial interest                         468,717
Portfolio capital of Class II Shares
    (unlimited authorization--no par value)
    based on 865,317 outstanding shares
    of beneficial interest                           8,758
Distributions in excess of net
    investment income                                  (23)
Accumulated net realized gain
    on investments                                     267
Net unrealized appreciation
    on investments                                   1,190

----------------------------------------------------------
TOTAL NET ASSETS--100%                            $478,909
----------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $10.23

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                $10.27
----------------------------------------------------------

(A) The rate reflected is the rate in effect on September 30, 2002.
(B) The rate reported is the effective yield at time of purchase.
(C) Tri-party repurchase agreement
ARM - Adjustable rate mortgage
Cl - Class
CMO - Collateralized mortgage obligation
FFCB - Federal farm credit bank
FHLB - Federal home loan bank
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
REMIC - Real estate mortgage investment conduit
Ser - Series
SLMA - Student loan marketing association
TBA - To be announced
TIPS - Treasury inflation protection securities
The accompanying notes are an integral part of the financial statements.


                                           TURNER FUNDS 2002 ANNUAL REPORT | 119

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND
September 30,  2002

                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--3.8%
----------------------------------------------------------
U.S. Treasury Notes TIPS
    3.625%, 01/15/08                    $ 9,391  $  10,359

----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $9,639)                                   10,359
----------------------------------------------------------

----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--6.5%
----------------------------------------------------------
FNMA
    4.250%, 02/11/05                      8,500      8,577
SLMA TBA
    1.971%, 09/15/05                      9,000      8,994

----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (COST $17,552)                                  17,571
----------------------------------------------------------

----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS--69.9%
----------------------------------------------------------
FHLMC CMO/REMIC
    Ser 1093, Cl F
    7.500%, 06/15/06                        118        120
    Ser 1515, Cl G
    6.500%, 02/15/08                      1,772      1,835
    Ser 1538, Cl J
    6.500%, 06/15/08                        160        177
    Ser 1555, Cl PE
    6.150%, 03/15/08                        381        386
    Ser 161, Cl F
    9.500%, 06/15/06                        641        642
    Ser 2043, Cl CD
    6.000%, 09/15/16                      1,388      1,389
    Ser 2091, Cl PN
    6.000%, 01/15/18                      2,000      2,058
    Ser 2095, Cl CA
    6.250%, 02/15/26                      6,301      6,425
    Ser 2125, Cl TB
    6.000%, 10/15/08                      3,000      3,066
    Ser 2158, Cl F (A)
    2.173%, 11/15/26                      3,313      3,322
    Ser 2162, Cl FC (A)
    2.223%, 06/15/29                      4,385      4,379
    Ser 2359, Cl PA
    6.000%, 08/15/10                      5,000      5,121
    Ser 2360, Cl PA
    6.000%, 01/15/06                      1,764      1,796
    Ser 2426, Cl BW
    2.473%, 03/15/17                      4,248      4,251
    Ser 2459, Cl GB
    5.500%, 07/15/21                     10,000     10,397


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
    Ser 2466, Cl FV
    2.373%, 03/15/32                   $ 10,741  $  10,769
    Ser 2469, Cl CF (A)
    2.173%, 01/15/28                      9,830      9,882
    Ser 2469, Cl FM
    2.623%, 10/15/31                      5,693      5,709
    Ser 2469, Cl FW
    2.523%, 12/15/19                     11,100     11,125
    Ser 2473, Cl WF
    2.493%, 04/15/30                      8,249      8,261
    Ser 2478, Cl F
    2.223%, 08/15/30                      6,942      6,982
    Ser 2490, Cl VA
    6.000%, 02/15/14                        129        136
    Ser 2500, Cl FI TBA (A)
    2.800%, 09/15/17                      3,000      3,006
    Ser 2502, Cl CA TBA
    4.250%, 12/15/12                      4,000      4,001
    Ser 2502, Cl FP (A)
    2.430%, 05/15/31                      3,000      3,010
    Ser 2503, Cl FE (A)
    2.310%, 09/15/32                     11,023     11,023
FHLMC
    Pool #C66916
    7.000%, 05/01/32                      3,138      3,276
    Pool #D94598
    6.500%, 04/01/21                      2,227      2,324
    Pool #E85642
    5.500%, 10/01/16                      1,555      1,604
    Pool #G10288
    6.000%, 09/01/09                        193        201
    Pool #G10446
    6.500%, 02/01/11                        373        393
    Pool #G30085
    7.500%, 10/01/17                      1,691      1,793
FNMA CMO/REMIC
    Ser 1991-133, Cl Z
    8.000%, 09/25/06                        888        952
    Ser 1991-72, Cl G
    8.000%, 07/25/06                         98        104
    Ser 1993-149, Cl H
    6.000%, 09/25/20                        369        371
    Ser 1993-18, Cl PK
    6.500%, 02/25/08                        711        785
    Ser 1993-202, Cl PH
    6.500%, 02/25/22                      1,980      2,060
    Ser 1993-225, Cl A
    5.850%, 12/25/23                      1,016      1,039



120 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
    Ser 1993-80, Cl FA
    3.540%, 05/25/23                     $3,846  $   3,878
    Ser 1994-27, Cl PJ
    6.500%, 06/25/23                        689        737
    Ser 1998-15, Cl PK
    6.000%, 07/18/18                         86         86
    Ser 1999-15, Cl PC
    6.000%, 09/25/18                        135        143
    Ser 1999-51, Cl LC
    6.500%, 03/25/18                      1,308      1,324
    Ser 2001-53, Cl PE
    6.500%, 10/25/24                      1,634      1,673
    Ser 2001-80, Cl FA (A)
    2.364%, 07/25/31                      4,188      4,199
    Ser 2002-11, Cl QF (A)
    2.314%, 03/25/32                      9,473      9,499
    Ser 2002-61, Cl F (A)
    2.280%, 10/25/17                      5,000      5,005
    Ser 2002-72, Cl A TBA
    5.000%, 10/01/17                      5,000      5,119
    Ser 2002-60, Cl F1 (A)
    2.214%, 06/25/32                      4,978      4,984
FNMA
    Pool #250477
    6.000%, 01/01/11                        186        195
    Pool #303096
    7.500%, 12/01/09                        535        570
    Pool #334593
    7.000%, 05/01/24                         86         91
    Pool #6222
    9.000%, 04/01/16                        135        148
    Pool #647567
    6.000%, 06/01/17                      2,520      2,619
    Pool #8245
    8.000%, 12/01/08                        252        269
GNMA ARM
    Pool #8108
    5.375%, 03/20/16                        752        771
    Pool #8254
    6.750%, 08/20/17                        503        518
    Pool #8266
    6.750%, 09/20/17                        453        467
GNMA ARM TBA
    4.000%, 10/20/32                      3,450      3,469
GNMA CMO/REMIC
    Ser 2001-61, Cl FY
    2.323%, 07/16/31                      1,786      1,789
    Ser 2002-58, Cl FA
    2.120%, 02/17/30                      4,652      4,658


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
GNMA
    Pool #2707
    5.500%, 01/20/14                    $    48  $      50
    Pool #2802
    5.500%, 07/20/14                         42         43
    Pool #2843
    5.500%, 11/20/14                        676        704
    Pool #351122
    6.500%, 07/15/08                        244        259
    Pool #357343
    6.500%, 10/15/08                         90         95
    Pool #462486
    6.500%, 01/15/13                        619        653
    Pool #569337
    6.500%, 04/15/22                        425        447
    Pool #578189
    6.000%, 02/15/32                        149        154
    Pool #68224
    8.000%, 06/15/12                        447        485
    Pool #814
    8.000%, 08/20/17                        627        679
    Pool #8320
    5.375%, 02/20/18                        382        394
    Pool #8426
    6.625%, 11/20/18                        105        109

----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS (COST $189,329)                    190,453
----------------------------------------------------------

----------------------------------------------------------
ASSET-BACKED SECURITIES--9.5%
----------------------------------------------------------
AUTOMOTIVE--0.7%
----------------------------------------------------------
Americredit Automobile Receivables Trust,
    Ser 2001-A, Cl A4 (A)
    2.050%, 12/12/07                      2,000      2,006
                                                 ---------
Total Automotive                                     2,006
                                                 ---------

----------------------------------------------------------
CREDIT CARDS--2.9%
----------------------------------------------------------
Citibank Credit Card Issuance Trust,
    Ser 2001-A6, Cl A6
    5.650%, 06/16/08                      1,875      2,046
Dayton Hudson Credit Card
    Master Trust,
    Ser 1997-1, Cl A
    6.250%, 08/25/05                        890        893
Discover Card Master Trust I,
    Ser 2001-4 Cl A (A)
    1.913%, 10/16/06                      2,900      2,901


                                           TURNER FUNDS 2002 ANNUAL REPORT | 121

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
Saks Credit Card Master Trust,
    Ser 2001-2, Cl A (A)
    2.063%, 12/15/09                     $2,000  $   2,010
                                                 ---------
Total Credit cards                                   7,850
                                                 ---------

----------------------------------------------------------
MORTGAGE RELATED--5.1%
----------------------------------------------------------
California Federal Bank,
    Ser 1995-BN2, Cl A (A)
    4.312%, 02/25/35                      1,101      1,102
CIT Equipment Collateral,
    Ser 2002-VT1, Cl A2
    2.900%, 06/21/04                      1,355      1,364
Countrywide Home Loans,
    Ser 1999-3, Cl A2
    6.050%, 04/25/29                      5,360      5,558
DVI Receivables,
    Ser 1998-2, Cl A
    5.760%, 10/11/06                      1,778      1,821
GE Capital Mortgage Services,
    Ser 1999-11, Cl A2
    6.000%, 07/25/29                          6          6
Golman Sachs Mortgage Securities II,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/30                        628        666
Morgan Stanley Capital I,
    Ser 1998-XL1, Cl A2
    6.450%, 06/03/30                      2,865      3,112
Residential Funding
    Mortgage Securities,
    Ser 1992-S39, Cl A8
    7.500%, 11/25/07                        228        227
                                                 ---------
Total Mortgage related                              13,856
                                                 ---------

----------------------------------------------------------
OTHER--0.8%
----------------------------------------------------------
Peco Energy Transition Trust,
    Ser 1999-A, Cl A6
    6.050%, 03/01/09                        125        138
    Ser 1999-A, Cl A7
    6.130%, 03/01/09                      1,875      2,102
                                                 ---------
Total Other                                          2,240
                                                 ---------

----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $25,408)                                  25,952
----------------------------------------------------------


                                    Face Amount      Value
                                          (000)      (000)
----------------------------------------------------------
CORPORATE OBLIGATIONS--4.8%
----------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--0.6%
----------------------------------------------------------
National Rural Utilities
    6.000%, 01/15/04                     $1,450  $   1,503
                                                 ---------
Total Electrical products & services                 1,503
                                                 ---------

----------------------------------------------------------
FINANCIAL SERVICES--4.1%
----------------------------------------------------------
American General Finance, MTN
    5.875%, 07/14/06                      1,975      2,121
CIT Group
    6.500%, 02/07/06                      2,275      2,393
Household Finance
    8.000%, 05/09/05                      2,450      2,563
Lehman Brothers Holdings
    6.625%, 02/05/06                      2,275      2,483
Morgan Stanley
    6.500%, 11/01/05                      1,475      1,612
                                                 ---------
Total Financial services                            11,172
                                                 ---------

----------------------------------------------------------
PAINT, COATING & ADHESIVE MANUFACTURING--0.1%
----------------------------------------------------------
Sherwin-Williams
    6.850%, 02/01/07                        240        267
                                                 ---------
Total Paint, coating & adhesive
    manufacturing                                      267
                                                 ---------

----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $12,703)                                  12,942
----------------------------------------------------------

----------------------------------------------------------
REPURCHASE AGREEMENT--9.5%
----------------------------------------------------------
ABN-Amro (B)
    1.900%, dated 09/30/02,
    matures 10/01/02, repurchase
    price $25,859,044 (collateralized
    by U.S. Government
    obligations, total market
    value $26,375,225)                   25,858     25,858

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $25,858)                                  25,858
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--104.0%
    (COST $280,489)                                283,135
----------------------------------------------------------


122 | TURNER FUNDS 2002 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                                  Value
                                                  (000)
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(4.0)%
----------------------------------------------------------
Receivable due from investment adviser           $      20
Payable due to administrator                           (30)
Payable due to shareholder servicing agent              (2)
Other assets and liabilities, net                  (10,757)

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (10,769)
-----------------------------------------------------------


----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 25,776,048 outstanding shares
    of beneficial interest                         260,595
Portfolio capital of Class II Shares
   (unlimited authorization--no par value)
    based on 818,813 outstanding shares
    of beneficial interest                           7,981
Distributions in excess of net
    investment income                                 (102)
Accumulated net realized gain
    on investments                                   1,246
Net unrealized appreciation
    on investments                                   2,646

----------------------------------------------------------
TOTAL NET ASSETS--100%                            $272,366
----------------------------------------------------------

----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $10.24
----------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                $10.21

(A) The rate reflected is the rate in effect on September 30, 2002.
(B) Tri-party repurchase agreement
ARM - Adjustable rate mortgage
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
MTN - Medium term note
REMIC - Real estate mortgage investment conduit
Ser - Series
SLMA - Student loan marketing association
TBA - To be announced
TIPS - Treasury inflation protection securities
The accompanying notes are an integral part of the financial statements.



                                           TURNER FUNDS 2002 ANNUAL REPORT | 123

FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES (000)


                                                                             Turner                             Turner
                                                                           Technology                        Concentrated
                                                                              Fund                            Growth Fund
                                                                           ---------------------------------------------------------
                                                                             9/30/02                            9/30/02
------------------------------------------------------------------------------------------------------------------------------------
Assets:
------------------------------------------------------------------------------------------------------------------------------------
    Investment securities at cost                                          $   12,520                         $   30,562
------------------------------------------------------------------------------------------------------------------------------------
    Investment securities at value                                         $   11,369                         $   29,278
    Receivable for investment securities sold                                   2,237                              2,386
    Receivable due from investment adviser                                         13                                 --
    Receivable for dividend and interest income                                     3                                 13
    Receivable for capital shares sold                                              2                                 86
    Directed brokerage credit receivable                                           37                                134
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                                                            13,661                             31,897
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
    Payable for investment securities purchased                                 1,930                              2,604
    Payable due to investment adviser                                              --                                 40
    Payable due to administrator                                                    2                                  4
    Payable due to shareholder servicing agent                                     --                                 --
    Cash overdraft                                                                 40                                 --
    Payable for capital shares redeemed                                            11                                 44
    Accrued expenses                                                               16                                 23
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                        1,999                              2,715
------------------------------------------------------------------------------------------------------------------------------------
            Total net assets                                               $   11,662                         $   29,182
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Portfolio capital of Class I Shares                                    $  151,217                         $  202,714
    Portfolio capital of Class II Shares                                          --                                 --
    Undistributed net investment income                                           --                                 --
    Accumulated net realized gain (loss) on investments                      (138,404)                          (172,248)
    Net unrealized depreciation on investments                                 (1,151)                            (1,284)
------------------------------------------------------------------------------------------------------------------------------------
       Total net assets                                                    $   11,662                         $   29,182
------------------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest: (1)
    Class I Shares (2)                                                      3,845,946                          7,248,172
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class I Shares                                        $     3.03                         $     4.03
------------------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest: (1)
    Class II Shares (2)                                                           n/a                                n/a
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class II Shares                                              n/a                                n/a
------------------------------------------------------------------------------------------------------------------------------------

(1) Unlimited authorization-- no par value.
(2) Shares have not been rounded.
Amounts designated as "--" are either $0 or have been rounded to $0


The accompanying notes are an integral part of the financial statements.

124   TURNER FUNDS 2002 ANNUAL REPORT


                                                                             Turner                             Turner
                                                                           Global Top                       New Enterprise
                                                                             40 Fund                             Fund
                                                                           ---------------------------------------------------------
                                                                             9/30/02                            9/30/02
------------------------------------------------------------------------------------------------------------------------------------
Assets:
------------------------------------------------------------------------------------------------------------------------------------
    Investment securities at cost                                           $  2,002                          $    3,528
------------------------------------------------------------------------------------------------------------------------------------
    Investment securities at value                                          $  1,928                          $    3,201
    Receivable for investment securities sold                                    132                                 404
    Receivable due from investment adviser                                        --                                  --
    Receivable for dividend and interest income                                    3                                  --
    Receivable for capital shares sold                                           --                                   --
    Directed brokerage credit receivable                                           8                                   8
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                                                            2,071                               3,613
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
    Payable for investment securities purchased                                   79                                 287
    Payable due to investment adviser                                              2                                   8
    Payable due to administrator                                                  --                                  --
    Payable due to shareholder servicing agent                                    --                                  --
    Cash overdraft                                                                --                                 112
    Payable for capital shares redeemed                                           --                                  --
    Accrued expenses                                                               8                                   8
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                          89                                 415
------------------------------------------------------------------------------------------------------------------------------------
            Total net assets                                                $  1,982                          $    3,198
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Portfolio capital of Class I Shares                                     $ 11,760                          $   14,783
    Portfolio capital of Class II Shares                                          --                                  --
    Undistributed net investment income                                           --                                  --
    Accumulated net realized gain (loss) on investments                       (9,704)                            (11,258)
    Net unrealized depreciation on investments                                   (74)                               (327)
------------------------------------------------------------------------------------------------------------------------------------
       Total net assets                                                     $  1,982                          $    3,198
------------------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest: (1)
    Class I Shares (2)                                                       910,829                           1,405,993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class I Shares                                         $   2.18                          $     2.27
------------------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest: (1)
    Class II Shares (2)                                                         n/a                                 n/a
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class II Shares                                             n/a                                 n/a
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Turner
                                                                               Turner                          Tax Managed
                                                                              Financial                        U.S. Equity
                                                                            Services Fund                         Fund
                                                                           --------------------------------------------------
                                                                               9/30/02                           9/30/02
-----------------------------------------------------------------------------------------------------------------------------
Assets:
-----------------------------------------------------------------------------------------------------------------------------
    Investment securities at cost                                          $    13,132                         $  5,054
-----------------------------------------------------------------------------------------------------------------------------
    Investment securities at value                                         $    11,772                         $  4,719
    Receivable for investment securities sold                                      688                              733
    Receivable due from investment adviser                                          --                                2
    Receivable for dividend and interest income                                      4                                4
    Receivable for capital shares sold                                               1                                1
    Directed brokerage credit receivable                                            --                                1
-----------------------------------------------------------------------------------------------------------------------------
       Total assets                                                             12,465                            5,460
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
    Payable for investment securities purchased                                     --                              703
    Payable due to investment adviser                                               19                               --
    Payable due to administrator                                                     4                                1
    Payable due to shareholder servicing agent                                      --                                1
    Cash overdraft                                                                  26                               --
    Payable for capital shares redeemed                                            255                               --
    Accrued expenses                                                                12                                8
-----------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                           316                              713
-----------------------------------------------------------------------------------------------------------------------------
            Total net assets                                                $   12,149                         $  4,747
-----------------------------------------------------------------------------------------------------------------------------
Net assets:
    Portfolio capital of Class I Shares                                     $   13,450                         $     --
    Portfolio capital of Class II Shares                                            --                            7,894
    Undistributed net investment income                                              3                               --
    Accumulated net realized gain (loss) on investments                             56                           (2,812)
    Net unrealized depreciation on investments                                  (1,360)                            (335)
-----------------------------------------------------------------------------------------------------------------------------
       Total net assets                                                     $   12,149                         $  4,747
-----------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest: (1)
    Class I Shares (2)                                                       1,201,949                              n/a
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class I Shares                                         $    10.11                              n/a
-----------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest: (1)
    Class II Shares (2)                                                           n/a                           754,225
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class II Shares                                              n/a                          $   6.29
-----------------------------------------------------------------------------------------------------------------------------

TURNER FUNDS 2002 ANNUAL REPORT   125

FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS (000)


                                                                  Turner
                                             Turner              Large Cap            Turner          Turner            Turner
                                      Disciplined Large Cap       Growth              Midcap         Small Cap        Micro Cap
                                           Growth Fund      Opportunities Fund     Growth Fund     Growth Fund        Growth Fund
                                      ----------------------------------------------------------------------------------------------
                                            year ended          year ended         year ended       year ended        year ended
                                              9/30/02             9/30/02            9/30/02          9/30/02           9/30/02
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                               $      376           $       4         $     1,409       $      537        $    520
    Interest                                       19                 --                  277               64             400
    Income allocated from the master
       structure (see Note 9)                      --                  40                  --               --              --
    Foreign taxes withheld                         (3)                 --                  (2)              (2)             (4)
------------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income (Loss)             392                  44               1,684              599             916
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                      359                   5               5,322            2,286           2,087
    Administrator fees                             87                  19               1,038              335             305
    Transfer agent fees                            27                  10               1,133              298             322
    Registration fees                              (3)                 92                  53               14              23
    Professional fees                              17                  61                 216               76              66
    Printing fees                                  29                  74                 358              119             107
    Custodian fees                                 17                   5                  59               34              24
    Trustee fees                                    3                  11                  32               11               9
    Amortization of deferred
       organizational costs                        --                  --                  --                7               6
    Distribution fees(1)                           --                  --                  --               --              --
    Insurance and other fees                        2                   9                  25               11               9
    Expenses allocated from the
       master structure (see Note 9)               --                 187                  --               --              --
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                             538                 473               8,236            3,191           2,958
    Less:
          Investment advisory fee waiver           --                  (5)                 --              (86)            (64)
          Reimbursements from adviser              --                (349)                 --               --              --
          Administrator fee waiver                 --                 (18)                 --               --              --
          Directed brokerage                     (149)                 --                (785)            (248)           (151)
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                               389                 101               7,451            2,857           2,743
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)              3                 (57)             (5,767)          (2,258)         (1,827)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized loss on securities sold      (19,562)             (2,674)           (182,105)         (51,922)        (11,169)
    Net unrealized appreciation
       (depreciation) of
       investment securities                    1,526               1,182              19,092           27,180           8,142
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       loss on investments                    (18,036)             (1,492)           (163,013)         (24,742)         (3,027)
------------------------------------------------------------------------------------------------------------------------------------
    Net decrease in net assets
       resulting from operations             $(18,033)            $(1,549)          $(168,780)        $(27,000)        $(4,854)
------------------------------------------------------------------------------------------------------------------------------------


(1) Attributable to Class II Shares only.
(2) Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

126   TURNER FUNDS 2002 ANNUAL REPORT



                                        Turner               Turner              Turner             Turner             Turner
                                       Large Cap             Midcap             Small Cap       Small Cap Value       Small Cap
                                      Value Fund           Value Fund          Value Fund     Opportunities Fund     Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                      year ended            year ended         year ended       3/4/02(2) thru     3/4/02(2) thru
                                        9/30/02               9/30/02            9/30/02            9/30/02            9/30/02
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                           $   103              $    706          $    6,967           $     7             $   16
    Interest                                 3                   100                 481                 1                  3
    Income allocated from the master
       structure (see Note9)                --                    --                  --                --                 --
    Foreign taxes withheld                 --                     (1)                 (4)               --                 --
------------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income (Loss)      106                   805               7,444                 8                 19
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                39                   359               4,046                 5                 12
    Administrator fees                       8                    71                 694                 1                  2
    Transfer agent fees                     22                    50                 710                14                 14
    Registration fees                        6                    13                  55                --                  1
    Professional fees                        2                    15                 152                --                  1
    Printing fees                            3                    24                 247                --                  1
    Custodian fees                           6                     9                  44                 8                  9
    Trustee fees                            --                     2                  20                --                 --
    Amortization of deferred
       organizational costs                 (6)                    2                  --                --                 --
    Distribution fees(1)                    --                    --                  --                 1                  4
    Insurance and other fees                 1                     2                  14                --                 --
    Expenses allocated from the
       master structure (see Note 9)        --                    --                  --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                       81                   547               5,982                29                 44
    Less:
          Investment advisory fee waiver   (31)                  (14)                 --                (5)               (12)
          Reimbursements from adviser       --                    --                  --               (16)               (11)
          Administrator fee waiver          --                    --                  --                --                 --
          Directed brokerage                --                    --                  --                (1)                (1)
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                         50                   533               5,982                 7                 20
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)      56                   272               1,462                 1                 (1)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized loss on securities sold  (475)                 (153)            (19,253)              (71)              (159)
    Net unrealized appreciation
       (depreciation) of
       investment securities              (634)               (3,873)            (80,240)              (66)              (216)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       loss on investments              (1,109)               (4,026)            (99,493)             (137)              (375)
------------------------------------------------------------------------------------------------------------------------------------
    Net decrease in net assets
       resulting from operations       $(1,053)              $(3,754)           $(98,031)            $(136)             $(376)
------------------------------------------------------------------------------------------------------------------------------------


                                                           Turner
                                            Turner      Concentrated
                                          Technology       Growth
                                             Fund           Fund
-----------------------------------------------------------------------
                                          year ended     year ended
                                            9/30/02        9/3/02
-----------------------------------------------------------------------
Investment Income:
    Dividend                           $          6     $      136
    Interest                                      7             24
    Income allocated from the master
       structure (see Note9)                     --             --
    Foreign taxes withheld                       (2)            (5)
-----------------------------------------------------------------------
       Total Investment Income (Loss)            11            155
-----------------------------------------------------------------------
Expenses:
    Investment advisory fees                    178            411
    Administrator fees                           37             86
    Transfer agent fees                         109            105
    Registration fees                             3              8
    Professional fees                             9             21
    Printing fees                                14             33
    Custodian fees                               10             15
    Trustee fees                                  1              3
    Amortization of deferred
       organizational costs                      --             --
    Distribution fees(1)                         --             --
    Insurance and other fees                      2              3
    Expenses allocated from the
       master structure (see Note 9)             --             --
-----------------------------------------------------------------------
       Total expenses                           363            685
    Less:
          Investment advisory fee waiver        (32)            --
          Reimbursements from adviser            --             --
          Administrator fee waiver               --             --
          Directed brokerage                   (107)          (512)
-----------------------------------------------------------------------
       Net expenses                             224            173
-----------------------------------------------------------------------
          Net investment income (loss)         (213)           (18)
-----------------------------------------------------------------------
    Net realized loss on securities sold    (14,159)       (26,527)
    Net unrealized appreciation
       (depreciation) of
       investment securities                  7,594         12,049
-----------------------------------------------------------------------
    Net realized and unrealized
       loss on investments                   (6,565)       (14,478)
-----------------------------------------------------------------------
    Net decrease in net assets
       resulting from operations          $  (6,778)      $(14,496)
-----------------------------------------------------------------------


                                             TURNER FUNDS 2002 ANNUAL REPORT 127

FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS (000)


                                                                                                                    Turner
                                          Turner              Turner                      Turner                 New Energy &
                                       Global Top 40       New Enterprise           Financial Services         Power Technology
                                           Fund                Fund                       Fund(2)                    Fund
                                       ---------------------------------------------------------------------------------------------
                                        year ended          year ended        11/1/01 thru      5/1/01 thru       year ended
                                          9/30/02             9/30/02            9/30/02         10/31/01           9/30/02
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                             $     21              $     3           $   134          $   107            $   3
    Interest                                    3                    1                 6                4                1
    Foreign taxes withheld                     (1)                  --                --               --               --
------------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                 23                    4               140              111                4
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                   23                   48               133               99               10
    Administrator fees                          5                   10                22               32                2
    Transfer agent fees                        33                   49                61               11               23
    Registration fees                           2                    6                 5               14                3
    Professional fees                           1                    6                61               37               --
    Printing fees                               2                    3                24                7                1
    Custodian fees                             13                   10                 5                3                5
    Trustee fees                               --                   --                 1                5               --
    Amortization of deferred
       organizational costs                    --                   --                 1               --               --
    Shareholder service fees(1)                --                   --                --               --                3
    Insurance and other fees                    1                    1               (10)              26               --
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                          80                  133               303              234               47
    Less:
         Investment advisory fee waiver       (21)                 (47)              (99)              (4)             (10)
         Reimbursements from adviser           --                   --                --               --               (8)
         Directed brokerage                   (23)                 (22)               (8)             --               (11)
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                            36                   64               196              230               18
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss)         (13)                 (60)              (56)            (119)             (14)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on
       securities sold                     (1,646)              (2,041)              253              (57)            (382)
    Net unrealized appreciation
       (depreciation) of
       investment securities                  839                  617            (1,857)          (3,048)              77
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       (loss) on investments                 (807)              (1,424)           (1,604)          (3,105)            (305)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
       in net assets resulting
       from operations                   $   (820)             $(1,484)          $(1,660)         $(3,224)           $(319)
------------------------------------------------------------------------------------------------------------------------------------

(1) Attributable to Class II Shares only.
(2) Reflects operating history of a predecessor mutual fund (see Note 9).

Amounts designated as "--" are either $0 or have been rounded to $0 The accompanying notes are an integral part of the financial statements.


128   TURNER FUNDS 2002 ANNUAL REPORT


                                           Turner              Turner           Turner           Turner
                                       Healthcare &          Tax Managed      Core Fixed      Total Return        Turner
                                        Biotechnology        U.S. Equity        Income         Fixed Income     High Yield
                                            Fund                Fund             Fund             Fund             Fund
                                       -----------------------------------------------------------------------------------------
                                         year ended          year ended       year ended       year ended       year ended
                                           9/30/02             9/30/02          9/30/02          9/30/02          9/30/02
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                               $    20             $    55           $   --           $  --          $     40
    Interest                                     9                   3            2,174             345             1,591
    Foreign taxes withheld                      --                  --               --              --                --
--------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                  29                  58            2,174             345             1,631
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                    78                  48              167              32                67
    Administrator fees                          10                   9               54               9                58
    Transfer agent fees                         33                  27               44              22                23
    Registration fees                            4                   2               10               4                 7
    Professional fees                            3                   1               11               2                 4
    Printing fees                                4                   3               18               3                --
    Custodian fees                               6                  13                8               5                 8
    Trustee fees                                --                  --                1              --                --
    Amortization of deferred
       organizational costs                     --                  --               --              --                 6
    Shareholder service fees(1)                 17                  16               --              --                --
    Insurance and other fees                     1                   1               10               5                 6
--------------------------------------------------------------------------------------------------------------------------------
       Total expenses                          156                 120              323              82               179
    Less:
         Investment advisory fee waiver        (26)                (19)             (45)            (32)              (67)
         Reimbursements from adviser            --                  --               --             (21)              (29)
         Directed brokerage                     (5)                (22)              --              --                --
--------------------------------------------------------------------------------------------------------------------------------
       Net expenses                            125                  79              278              29                83
--------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss)          (96)                (21)           1,896             316             1,548
--------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on
       securities sold                      (1,146)             (2,293)             153             321            (5,339)
    Net unrealized appreciation
       (depreciation) of
       investment securities                  (112)                819            1,193            (205)            2,823
--------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       (loss) on investments                (1,258)             (1,474)           1,346             116            (2,516)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
       in net assets resulting
       from operations                     $(1,354)            $(1,495)          $3,242           $ 432          $   (968)
--------------------------------------------------------------------------------------------------------------------------------


                                        Turner Ultra         Turner
                                       Short Duration    Short Duration
                                        Fixed Income      Fixed Income
                                            Fund              Fund
                                       -----------------------------------
                                         year ended        year ended
                                           9/30/02           9/30/02
--------------------------------------------------------------------------
Investment Income:
    Dividend                                $   --            $   --
    Interest                                 6,514             5,166
    Foreign taxes withheld                      --                --
--------------------------------------------------------------------------
       Total Investment Income               6,514             5,166
--------------------------------------------------------------------------
Expenses:
    Investment advisory fees                   572               346
    Administrator fees                         334               202
    Transfer agent fees                        235               129
    Registration fees                           41                32
    Professional fees                           61                38
    Printing fees                               98                60
    Custodian fees                              23                21
    Trustee fees                                 7                 5
    Amortization of deferred
       organizational costs                     --                --
    Shareholder service fees(1)                 13                20
    Insurance and other fees                     7                 5
--------------------------------------------------------------------------
       Total expenses                        1,391               858
    Less:
         Investment advisory fee waiver       (554)             (338)
         Reimbursements from adviser            --                --
         Directed brokerage                     --                --
--------------------------------------------------------------------------
       Net expenses                            837               520
--------------------------------------------------------------------------
         Net investment income (loss)        5,677             4,646
--------------------------------------------------------------------------
    Net realized gain (loss) on
       securities sold                         269             1,322
    Net unrealized appreciation
       (depreciation) of
       investment securities                   581             1,047
--------------------------------------------------------------------------
    Net realized and unrealized gain
       (loss) on investments                   850             2,369
--------------------------------------------------------------------------
    Net increase (decrease)
       in net assets resulting
       from operations                      $6,527            $7,015
--------------------------------------------------------------------------


                                             TURNER FUNDS 2002 ANNUAL REPORT 129

FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                     Turner                       Turner                      Turner
                                               Disciplined Large             Large Cap Growth                 Midcap
                                                 Cap Growth Fund            Opportunities Fund              Growth Fund
                                           -----------------------------------------------------------------------------------------
                                               year         year            year          year           year         year
                                               ended        ended           ended         ended          ended        ended
                                              9/30/02      9/30/01         9/30/02       9/30/01        9/30/02      9/30/01
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)            $      3     $     (63)       $  (57)     $   (115)       $ (5,767)   $  (6,945)
    Net realized gain (loss) on
       securities sold                       (19,562)      (19,487)        (2,674)      (9,576)       (182,105)    (564,628)
    Net unrealized appreciation
       (depreciation) of investments           1,526        (7,129)         1,182       (5,344)         19,092     (249,465)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
          in net assets resulting
          from operations                    (18,033)      (26,679)        (1,549)     (15,035)       (168,780)    (821,038)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                             --            --             --           --              --           --
       Class II Shares                            --            --             --           --              --           --
    Realized capital gains
       Class I Shares                             --            --             --       (5,901)(3)          --      (83,836)
       Class II Shares                            --            --             --           --              --           --
------------------------------------------------------------------------------------------------------------------------------------
          Total distributions                     --            --             --       (5,901)             --      (83,836)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued               70,230       124,763          3,377(1)     7,356(4)      904,489      954,385
    Proceeds from shares issued in lieu
       of cash distributions                      --            --             --        5,684(4)           --       78,601
    Cost of shares redeemed                  (45,274)      (49,692)        (6,757)(1)  (23,883)(4)    (770,265)    (736,107)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions               24,956        75,071         (3,380)     (10,843)        134,224      296,879
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                   --            --             --           --             148            7
    Proceeds from shares issued in
       lieu of cash distributions                 --            --             --           --              --           --
    Cost of shares redeemed                       --            --             --           --             (14)          --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                  --            --             --           --             134            7
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions        24,956        75,071         (3,380)     (10,843)        134,358      296,886
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                        6,923        48,392         (4,929)     (31,779)        (34,422)    (607,988)
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                         53,048         4,656          9,776       41,555         595,768    1,203,756
------------------------------------------------------------------------------------------------------------------------------------
    End of year                              $59,971     $  53,048        $ 4,847     $  9,776       $ 561,346   $  595,768
------------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                    15,959        18,714            399(2)       494(5)       47,107       70,859
    Issued in lieu of cash distributions          --            --             --          365(5)           --        2,465
    Redeemed                                 (10,085)       (7,911)          (804)(2)   (1,308)(5)     (40,620)     (64,968)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares          5,874        10,803           (405)        (449)          6,487        8,356
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                        --            --             --           --               8           --
    Issued in lieu of cash distributions          --            --             --           --              --           --
    Redeemed                                      --            --             --           --              (1)          --
------------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                       --            --             --           --               7           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    shares                                     5,874        10,803           (405)        (449)          6,494        8,356
------------------------------------------------------------------------------------------------------------------------------------

(1) Includes subscriptions of $200,636 of Class B; and redemptions of $28,961 of Class A, $188,500 of Class B and
    $3,259 of Class C of the Mercury Select Growth Fund (see Note 9).
(2) Includes subscriptions of 71,962 shares of Class B; and redemptions of 19,834 shares of Class A, 73,170 shares of Class B and 2,345 shares of Class C at each respective NAV of the Mercury Select Growth Fund (see Note 9).
(3) Includes distributions to shareholders from realized capital gains of $10,281 from Class A, $37,438 from Class
    B and $36,799 from Class C of the Mercury Select Growth Fund (see Note 9).

130    TURNER FUNDS 2002 ANNUAL REPORT


                                                     Turner                          Turner
                                                   Small Cap                        Micro Cap
                                                   Growth Fund                     Growth Fund
                                           -----------------------------------------------------------------
                                              year             year            year           year
                                              ended            ended           ended          ended
                                             9/30/02          9/30/01         9/30/02        9/30/01
------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)           $ (2,258)       $  (3,345)        $ (1,827)     $   (835)
    Net realized gain (loss) on
       securities sold                      (51,922)        (152,973)         (11,169)       (3,705)
    Net unrealized appreciation
       (depreciation) of investments         27,180          (99,964)           8,142       (37,198)
------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
          in net assets resulting
          from operations                   (27,000)        (256,282)          (4,854)      (41,738)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                            --               --               --            --
       Class II Shares                           --               --               --            --
    Realized capital gains
       Class I Shares                            --         (111,157)              --       (18,987)
       Class II Shares                           --               --               --            --
------------------------------------------------------------------------------------------------------------
          Total distributions                    --         (111,157)              --       (18,987)
------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued             115,569          176,257          101,795       107,832
    Proceeds from shares issued in lieu
       of cash distributions                     --          106,726               --        17,886
    Cost of shares redeemed                (186,264)        (202,596)         (78,821)      (92,090)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions             (70,695)          80,387           22,974        33,628
------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                  --               --               --            --
    Proceeds from shares issued in
       lieu of cash distributions                --               --               --            --
    Cost of shares redeemed                      --               --               --            --
------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                 --               --               --            --
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions      (70,695)          80,387           22,974        33,628
------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                     (97,695)        (287,052)          18,120       (27,097)
------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                       241,876          528,928          160,010       187,107
------------------------------------------------------------------------------------------------------------
    End of year                            $144,181        $ 241,876         $178,130      $160,010
------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                    6,604            7,744            2,683         2,974
    Issued in lieu of cash distributions         --            4,448               --           540
    Redeemed                                (10,641)          (8,543)          (2,111)       (2,602)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares        (4,037)           3,649              572           912
------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                       --               --               --            --
    Issued in lieu of cash distributions         --               --               --            --
    Redeemed                                     --               --               --            --
------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                      --               --               --            --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    shares                                   (4,037)           3,649              572           912
------------------------------------------------------------------------------------------------------------


                                                   Turner                          Turner
                                                  Large Cap                      Midcap Cap
                                                 Value Fund                      Value Fund
                                           -----------------------------------------------------------
                                            year            year            year            year
                                            ended           ended           ended           ended
                                           9/30/02        9/30/01          9/30/02        9/30/01
------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)           $   56          $   52         $   272         $   137
    Net realized gain (loss) on
       securities sold                       (475)           (169)           (153)          6,261
    Net unrealized appreciation
       (depreciation) of investments         (634)           (792)         (3,873)         (4,500)
------------------------------------------------------------------------------------------------------
       Net increase (decrease)
          in net assets resulting
          from operations                  (1,053)           (909)         (3,754)          1,898
------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                         (55)            (52)           (280)            (58)
       Class II Shares                         --              --              --              --
    Realized capital gains
       Class I Shares                          --            (257)         (7,197)             --
       Class II Shares                         --              --              --              --
------------------------------------------------------------------------------------------------------
          Total distributions                 (55)           (309)         (7,477)            (58)
------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued               870           1,794          19,609          27,579
    Proceeds from shares issued in lieu
       of cash distributions                   53             285           6,897              53
    Cost of shares redeemed                  (712)           (872)        (13,419)        (33,414)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions               211           1,207          13,087          (5,782)
------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                --              --              --              --
    Proceeds from shares issued in
       lieu of cash distributions              --              --              --              --
    Cost of shares redeemed                    --              --              --              --
------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions               --              --              --              --
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions        211           1,207          13,087          (5,782)
------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                      (897)            (11)          1,856          (3,942)
------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                       5,152           5,163          41,715          45,657
------------------------------------------------------------------------------------------------------
    End of year                            $4,255          $5,152         $43,571         $41,715
------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                     88             157           1,391           1,812
    Issued in lieu of cash distributions        6              24             492               4
    Redeemed                                  (73)            (75)           (972)         (2,214)
------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares          21             106             911            (398)
------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                     --              --              --              --
    Issued in lieu of cash distributions       --              --              --              --
    Redeemed                                   --              --              --              --
------------------------------------------------------------------------------------------------------
Increase in Class II Shares                    --              --              --              --
------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    shares                                     21             106             911            (398)
------------------------------------------------------------------------------------------------------

(4) Includes subscriptions of $57,995 of Class A, $129,715 of Class B and $66,119 of Class C; reinvestments of
    $10,281 of Class A, $8,754 of Class B; and redemptions of $17,644 of Class B and $3,560 of Class C of the
    Mercury Select Growth Fund (see Note 9).
(5) Includes subscriptions of 23,232 shares of Class A, 25,297 shares of Class B and 16,936 shares of Class C;
    reinvestments of 4,016 shares of Class A and 2,022 shares of Class B; and redemptions of 5,251 of Class B and
    2,000 shares of Class C at each respective NAV of the Mercury Select Growth Fund (see Note 9).

Amounts designated as "--" are either $0 or have been rounded to $0 The accompanying notes are an integral part of the financial statements.


                                             TURNER FUNDS 2002 ANNUAL REPORT 131

FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                         Turner
                                                      Turner        Small Cap Value       Turner              Turner
                                                     Small Cap        Opportunities      Small Cap          Technology
                                                    Value Fund            Fund          Equity Fund            Fund
                                           -----------------------------------------------------------------------------------------
                                                year         year        3/4/02(1)        3/4/02(1)      year         year
                                                ended        ended         thru             thru         ended        ended
                                               9/30/02     9/30/01        9/30/02          9/30/02      9/30/02     9/30/01
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)            $    1,462   $       320    $      1         $     (1)    $    (213)  $     (783)
    Net realized gain (loss) on
       securities sold                         (19,253)       (2,581)        (71)            (159)      (14,159)    (122,841)
    Net unrealized appreciation
       (depreciation) of investments           (80,240)      (23,906)        (66)            (216)        7,594      (11,736)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
          net assets resulting
          from operations                      (98,031)      (26,167)       (136)            (376)       (6,778)    (135,360)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                           (1,431)         (397)         --               --            --           (2)
       Class II Shares                              --            --          --               --            --           --
    Realized capital gains
       Class I Shares                               --        (3,189)         --               --            --      (20,658)
       Class II Shares                              --            --          --               --            --           --
------------------------------------------------------------------------------------------------------------------------------------
          Total distributions                   (1,431)       (3,586)         --               --            --      (20,660)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                676,750       358,055          --               --        16,193       99,041
    Proceeds from fund merger (note 9)              --            --          --               --            --           --
    Proceeds from shares issued in lieu
       of cash distributions                     1,241         2,966          --               --            --       19,934
    Cost of shares redeemed                   (292,117)     (189,358)         --               --       (22,900)    (107,161)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from Class I Shares transactions           385,874       171,663          --               --        (6,707)      11,814
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                     --            --       1,791            7,943            --           --
    Proceeds from shares issued in
       lieu of cash distributions                   --            --          --               --            --           --
    Cost of shares redeemed                         --            --        (742)            (307)           --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                    --            --       1,049            7,636            --           --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions         385,874       171,663       1,049            7,636        (6,707)      11,814
       Total increase (decrease)
          in net assets                        286,412       141,910         913            7,260       (13,485)    (144,206)
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                        178,164        36,254          --               --        25,147      169,353
------------------------------------------------------------------------------------------------------------------------------------
    End of period                             $464,576      $178,164     $   913           $7,260       $11,662   $   25,147
------------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                      35,765        18,834          --               --         2,572        7,095
    Issued in connection with
       fund merger (note 9)                         --            --          --               --            --           --
    Issued in lieu of cash distributions            64           201          --               --            --        1,246
    Redeemed                                   (15,941)      (10,578)         --               --        (3,876)      (8,371)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares           19,888         8,457          --               --        (1,304)         (30)
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                          --            --         169              811            --           --
    Issued in lieu of cash distributions            --            --          --               --            --           --
    Redeemed                                        --            --         (71)             (31)           --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                         --            --          98              780            --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    shares                                      19,888         8,457          98              780        (1,304)         (30)
------------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Reflects operating history of a predecessor mutual fund (see Note 9).

Amounts designated as -- are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

132   TURNER FUNDS 2002 ANNUAL REPORT


                                                    Turner                       Turner
                                                 Concentrated                    Global
                                                  Growth Fund                  Top 40 Fund
                                           -------------------------------------------------------
                                               year         year            year         year
                                               ended        ended           ended        ended
                                              9/30/02     9/30/01          9/30/02      9/30/01
--------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)           $      (18)   $     (892)    $    (13)   $     (58)
    Net realized gain (loss) on
       securities sold                        (26,527)     (144,443)       (1,646)      (6,622)
    Net unrealized appreciation
       (depreciation) of investments           12,049       (15,153)          839       (1,280)
--------------------------------------------------------------------------------------------------
       Net increase (decrease) in
          net assets resulting
          from operations                     (14,496)     (160,488)         (820)      (7,960)
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                              --            --            --           --
       Class II Shares                             --            --            --           --
    Realized capital gains
       Class I Shares                              --       (33,660)           --           --
       Class II Shares                             --            --            --           --
--------------------------------------------------------------------------------------------------
          Total distributions                      --       (33,660)           --           --
--------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                34,709        86,370        10,345        4,174
    Proceeds from fund merger (note 9)             --            --            --           --
    Proceeds from shares issued in lieu
       of cash distributions                       --         32,985          --            --
    Cost of shares redeemed                   (47,834)     (115,025)      (11,425)      (4,412)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from Class I Shares transactions          (13,125)        4,330        (1,080)        (238)
--------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                    --            --            --           --
    Proceeds from shares issued in
       lieu of cash distributions                  --            --            --           --
    Cost of shares redeemed                        --            --            --           --
--------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                   --            --            --           --
--------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions        (13,125)        4,330        (1,080)        (238)
       Total increase (decrease)
          in net assets                       (27,621)     (189,818)       (1,900)      (8,198)
--------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                        56,803       246,621         3,882       12,080
--------------------------------------------------------------------------------------------------
    End of period                             $29,182   $    56,803        $1,982      $ 3,882
--------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                      5,314         6,981         3,588          786
    Issued in connection with
       fund merger (note 9)                     --               --            --           --
    Issued in lieu of cash distributions        --            2,277            --           --
    Redeemed                                   (7,930)       (9,361)       (3,909)        (843)
--------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares          (2,616)         (103)         (321)         (57)
--------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                      --               --            --           --
    Issued in lieu of cash distributions        --               --            --           --
    Redeemed                                    --               --            --           --
--------------------------------------------------------------------------------------------------
Increase in Class II Shares                     --               --            --           --
--------------------------------------------------------------------------------------------------
Net increase (decrease) in
    shares                                     (2,616)         (103)         (321)         (57)
--------------------------------------------------------------------------------------------------



                                                     Turner                               Turner
                                                       New                               Financial
                                                 Enterprise Fund                       Services Fund
                                           -----------------------------------------------------------------------
                                               year          year          11/1/01        5/1/01        5/1/00
                                               ended         ended          thru           thru          thru
                                              9/30/02      9/30/01       9/30/02(2)     10/31/01(2)   4/30/01(2)
------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)           $    (60)   $       (69)    $      (56)    $    (119)   $     (165)
    Net realized gain (loss) on
       securities sold                        (2,041)        (7,663)           253           (57)        5,626
    Net unrealized appreciation
       (depreciation) of investments             617         (1,789)        (1,857)       (3,048)         (663)
------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
          net assets resulting
          from operations                     (1,484)        (9,521)        (1,660)       (3,224)        4,798
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                             --             --             --            --            --
       Class II Shares                            --             --             --            --            --
    Realized capital gains
       Class I Shares                             --             --         (5,061)           --          (861)
       Class II Shares                            --             --             --            --            --
------------------------------------------------------------------------------------------------------------------
          Total distributions                     --             --         (5,061)           --          (861)
------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                3,773          7,147          1,422           787         4,554
    Proceeds from fund merger (note 9)            --          3,340            451            --            --
    Proceeds from shares issued in lieu
       of cash distributions                      --             --          4,396            --           833
    Cost of shares redeemed                   (5,235)        (8,572)        (2,953)       (5,350)      (11,875)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from Class I Shares transactions          (1,462)         1,915          3,316        (4,563)       (6,488)
------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                   --             --             --            --            --
    Proceeds from shares issued in
       lieu of cash distributions                 --             --             --            --            --
    Cost of shares redeemed                       --             --             --            --            --
------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                  --             --             --            --            --
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions        (1,462)         1,915          3,316        (4,563)       (6,488)
       Total increase (decrease)
          in net assets                       (2,946)        (7,606)        (3,405)       (7,787)       (2,551)
------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                        6,144         13,750         15,554        23,341        25,892
------------------------------------------------------------------------------------------------------------------
    End of period                             $3,198      $   6,144        $12,149       $15,554       $23,341
------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                       838            855            116            40           218
    Issued in connection with
       fund merger (note 9)                       --          1,029             37            --            --
    Issued in lieu of cash distributions          --             --            358            --            41
    Redeemed                                  (1,299)        (1,115)          (242)         (288)         (584)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares           (461)           769            269          (248)         (325)
------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                        --             --             --            --            --
    Issued in lieu of cash distributions          --             --             --            --            --
    Redeemed                                      --             --             --            --            --
------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                       --             --             --            --            --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    shares                                      (461)           769            269          (248)         (325)
------------------------------------------------------------------------------------------------------------------


                                            TURNER FUNDS 2002 ANNUAL REPORT  133

FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                  Turner                      Turner
                                                    Turner New                 Healthcare &                 Tax Managed
                                                  Energy & Power              Biotechnology                U.S. Equity
                                                  Technology Fund                  Fund                        Fund
                                             ---------------------------------------------------------------------------------------
                                                year      2/28/01(1)         year     2/28/01(1)        year        2/28/01(1)
                                                ended        thru            ended       thru           ended          thru
                                               9/30/02      9/30/01         9/30/02     9/30/01        9/30/02        9/30/01
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)             $     (14)   $      (9)      $    (96)     $    (3)     $     (21)    $      (3)
    Net realized gain (loss) on
       securities sold                            (382)        (430)        (1,146)           6         (2,293)         (519)
    Net unrealized appreciation
       (depreciation) of investments                77         (123)          (112)          66            819        (1,154)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations               (319)        (562)        (1,354)          69         (1,495)       (1,676)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                               --           --             --           --             --            --
       Class II Shares                              --           --             --           --             --            --
    Realized capital gains
       Class I Shares                               --           --             --           --             --            --
       Class II Shares                              --           --            (11)          --             --            --
------------------------------------------------------------------------------------------------------------------------------------
          Total distributions                       --           --            (11)          --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                     --           --             --           --             --            --
    Proceeds from shares issued in
       lieu of cash distributions                   --           --             --           --             --            --
    Cost of shares redeemed                         --           --             --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                     --           --             --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                  1,273        3,081         13,506        1,308          3,168         8,645
    Proceeds from shares issued in
       lieu of cash distributions                   --           --             11           --             --            --
    Cost of shares redeemed                     (1,486)      (1,221)        (4,056)        (185)        (3,875)          (20)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                  (213)       1,860          9,461        1,123           (707)        8,625
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions            (213)       1,860          9,461        1,123           (707)        8,625
------------------------------------------------------------------------------------------------------------------------------------
          Total increase (decrease)
              in net assets                       (532)       1,298          8,096        1,192         (2,202)        6,949
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                          1,298           --          1,192           --          6,949            --
------------------------------------------------------------------------------------------------------------------------------------
    End of period                             $    766     $  1,298        $ 9,288       $1,192        $ 4,747        $6,949
------------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                          --           --             --           --             --            --
    Issued in lieu of cash distributions            --           --             --           --             --            --
    Redeemed  --                                    --           --             --           --             --        (4,037)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares               --           --             --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                         173          288          1,219          125            383           852
    Issued in lieu of cash distributions            --           --              1           --             --            --
    Redeemed   (207)                              (123)        (382)           (18)        (479)            (2)           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares             (34)         165            838          107            (96)          850
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    shares                                         (34)         165            838          107            (96)          850
------------------------------------------------------------------------------------------------------------------------------------


(1) Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

134   TURNER FUNDS 2002 ANNUAL REPORT

                                                                              Turner
                                                  Turner Core              Total Return                 Turner
                                                 Fixed Income              Fixed Income               High Yield
                                                     Fund                      Fund                      Fund
                                             ---------------------------------------------------------------------------
                                               year          year        year         year         year        year
                                               ended         ended       ended        ended        ended       ended
                                              9/30/02      9/30/01      9/30/02     9/30/01       9/30/02    9/30/01
------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)             $  1,896     $  1,809     $    316    $     776     $  1,548    $  2,025
    Net realized gain (loss) on
       securities sold                            153           84          321          513       (5,339)     (4,997)
    Net unrealized appreciation
       (depreciation) of investments            1,193        1,851         (205)         125        2,823      (2,864)
------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations             3,242        3,744          432        1,414         (968)     (5,836)
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                          (1,895)      (1,812)        (316)        (756)      (1,563)     (2,024)
       Class II Shares                             --           --           --           --           --          --
    Realized capital gains
       Class I Shares                              --           --         (296)          --           --          --
       Class II Shares                             --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------
          Total distributions                  (1,895)      (1,812)        (612)        (756)      (1,563)     (2,024)
------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                46,590        8,872        5,035        5,707          716       3,230
    Proceeds from shares issued in
       lieu of cash distributions               1,787        1,713          605          725          435         668
    Cost of shares redeemed                   (40,874)      (9,929)      (2,878)     (15,254)      (3,165)    (14,621)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                 7,503          656        2,762       (8,822)      (2,014)    (10,723)
------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                    --           --           --           --           --          --
    Proceeds from shares issued in
       lieu of cash distributions                  --           --           --           --           --          --
    Cost of shares redeemed                        --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                   --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions          7,503          656        2,762       (8,822)      (2,014)    (10,723)
------------------------------------------------------------------------------------------------------------------------
          Total increase (decrease)
              in net assets                     8,850        2,588        2,582       (8,164)      (4,545)    (18,583)
------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                        34,074       31,486        5,811       13,975       13,977      32,560
------------------------------------------------------------------------------------------------------------------------
    End of period                             $42,924      $34,074     $  8,393     $  5,811     $  9,432     $13,977
------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                      4,589          893          500          558          135         484
    Issued in lieu of cash distributions          175          172           61           70           86         100
    Redeemed  --                                 (999)        (290)      (1,476)        (650)      (2,058)    (18,165)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares             727           66          271         (848)        (429)     (1,474)
------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                         --           --           --           --           --          --
    Issued in lieu of cash distributions           --           --           --           --           --          --
    Redeemed   (207)                               --           --           --           --           --      (8,103)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares             --           --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    shares                                        727           66          271         (848)        (429)     (1,474)
------------------------------------------------------------------------------------------------------------------------


                                                 Turner Ultra                  Turner
                                                Short Duration             Short Duration
                                                 Fixed Income               Fixed Income
                                                     Fund                       Fund
                                             ---------------------------------------------------
                                                year        year          year        year
                                                ended       ended         ended       ended
                                               9/30/02     9/30/01       9/30/02    9/30/01
------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)             $    5,677    $  2,315   $    4,646    $  3,381
    Net realized gain (loss) on
       securities sold                              269         147        1,322         332
    Net unrealized appreciation
       (depreciation) of investments                581         475        1,047       1,384
------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations               6,527       2,937        7,015       5,097
------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                            (5,810)     (1,827)      (4,648)     (2,708)
       Class II Shares                             (126)       (348)        (297)       (414)
    Realized capital gains
       Class I Shares                                --          --           --          --
       Class II Shares                               --          --           --          --
------------------------------------------------------------------------------------------------
          Total distributions                    (5,936)     (2,175)      (4,945)     (3,122)
------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                 555,771     130,825      281,024      59,526
    Proceeds from shares issued in
       lieu of cash distributions                 5,632       1,795        4,567       2,678
    Cost of shares redeemed                    (185,486)    (70,103)     (91,996)    (37,608)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                 375,917      62,517      193,595      24,596
------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                  85,748       4,237        3,665       3,727
    Proceeds from shares issued in
       lieu of cash distributions                    84         322          277         388
    Cost of shares redeemed                     (83,068)     (7,500)      (3,776)     (2,722)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                  2,764      (2,941)         166       1,393
------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions          378,681      59,576      193,761      25,989
------------------------------------------------------------------------------------------------
          Total increase (decrease)
              in net assets                     379,272      60,338      195,831      27,964
------------------------------------------------------------------------------------------------
Net assets:
    Beginning of period                          99,637      39,299       76,535      48,571
------------------------------------------------------------------------------------------------
    End of period                             $ 478,909     $99,637     $272,366     $76,535
------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                       54,413      12,886       27,690       5,942
    Issued in lieu of cash distributions            551         177          450         268
    Redeemed  --                                 (6,932)     (9,097)      (3,763)
------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares            36,799       6,131       19,043       2,447
------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                        8,365         415          362         376
    Issued in lieu of cash distributions              8          32           28          39
    Redeemed   (207)                               (737)       (374)        (274)
------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares              270        (290)          16         141
------------------------------------------------------------------------------------------------
Net increase (decrease) in
    shares                                       37,069       5,841       19,059       2,588
------------------------------------------------------------------------------------------------

TURNER FUNDS 2002 ANNUAL REPORT   135

FINANCIAL STATEMENTS


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  Realized and
               Net asset           Net             unrealized           Distributions        Distributions
                value,         investment             gains               from net               from
               beginning         income            (losses) on           investment             capital             Return
               of period         (loss)            investments             income                gains            of capital
------------------------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2002           $  4.70                 --            (1.20)                   --                   --                 --
2001           $  9.81                 --            (5.11)                   --                   --                 --
2000 (1)        $10.00                 --            (0.19)                   --                   --                 --
--------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund-- Class I Shares(2)
--------------------------------------------------------------
2002           $  9.01              (0.08)           (2.34)                   --                   --                 --
2001            $26.20              (0.10)(3)       (11.63)                   --                (5.46)                --
2000            $18.90              (0.16)            8.94                    --                (1.48)                --
1999            $13.22              (0.08)            5.76                    --                   --                 --
1998            $12.28              (0.01)            1.98                 (0.01)               (1.02)                --
-------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------
2002            $17.40              (0.14)           (3.48)                   --                   --                 --
2001            $46.52              (0.16)          (25.89)                   --                (3.07)                --
2000            $25.53              (0.10)           23.79                    --                (2.70)                --
1999            $13.87              (0.06)           11.72                    --                   --                 --
1998            $14.22              (0.07)            0.22                    --                (0.50)                --
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2002            $17.41              (0.22)(3)        (3.47)                   --                   --                 --
2001 (5)        $17.30                 --             0.11                    --                   --                 --
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2002            $15.65              (0.20)           (2.83)                   --                   --                 --
2001            $44.79              (0.04)          (18.63)                   --               (10.47)                --
2000            $34.20              (0.12)           17.89                    --                (7.18)                --
1999            $21.49              (0.26)           12.97                    --                  --                  --
1998            $26.35              (0.23)           (4.19)                   --                (0.25)             (0.19)
----------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2002            $32.08              (0.33)            0.29(6)                 --                   --                 --
2001            $45.92              (0.12)           (9.02)                   --                (4.70)                --
2000            $21.09              (0.18)           26.52                    --                (1.51)                --
1999 (7)        $ 9.88              (0.05)           11.26                    --                   --                 --
1998 (8)        $10.00              (0.04)           (0.08)                   --                   --                 --
---------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
---------------------------------------------
2002            $ 9.89               0.10            (2.03)                (0.10)                  --                 --
2001 (9)        $12.44               0.11            (1.93)                (0.11)               (0.62)                --
2000            $11.43               0.08             2.06                 (0.09)               (1.04)                --
1999            $ 9.21               0.13             2.27                 (0.13)               (0.05)                --
1998 (10)       $10.00               0.15            (0.79)                (0.15)                  --                 --
------------------------------------------
Turner Midcap Value Fund -- Class I Shares
------------------------------------------
2002            $14.85               0.08            (0.61)                (0.08)               (2.53)                --
2001 (11)       $14.23               0.05             0.59                 (0.02)                  --                 --
2000            $15.92               0.05             1.79                 (0.07)               (3.46)                --
1999            $15.85               0.21             0.74                 (0.21)               (0.67)                --
1998            $18.99               0.15            (1.12)                (0.15)               (2.02)                --

+   Returns are for the period indicated and have not been annualized.

++  Inclusive of directed brokerage arrangements, waivers and reimbursements.

+++ Excludes effect of in-kind transfers and mergers.

(1) Commenced operations on June 14, 2000. All ratios for the period have been annualized.

(2) The information set forth in this table for the periods prior to August 17, 2002, is the financial data of the
    Mercury Select Growth Fund, Class I Shares. From the period June 19, 2000, to August 17, 2002, the Mercury Select Growth Fund
    operated as a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the "master" portfolio, a mutual fund that has the same investment objective as the Fund. All investments are made at the master level. This stucture is sometimes called a "master/feeder" structure. Prior to June 19,
    2000, the Fund operated as a stand-alone investment company called the Turner Large Cap Growth Equity Fund.

(3) Based on average shares outstanding.

(4) Expense ratios include the Mercury Select Growth Fund's, Class I Shares portion of the master's allocated expenses.

(5) Commenced operations on September 24, 2001. All ratios for the period have been annualized.

(6) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.


136   TURNER FUNDS 2002 ANNUAL REPORT

                                                                                                       Ratio of net
                                                         Net        Ratio of        Ratio of total      investment
                Net asset                            assets end   net expenses         expenses        income (loss)      Portfolio
               value, end           Total             of period    to average         to average        to average        turnover
                of period          return+              (000)      net assets++       net assets       net assets++        rate+++
------------------------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2002               $ 3.50         (25.53)%          $    59,971           0.65%          0.90%             0.00%           272.99%
2001               $ 4.70         (52.09)%          $    53,048           0.74%          1.03%            (0.14)%          376.49%
2000 (1)           $ 9.81          (1.90)%          $     4,656           0.75%          3.35%            (0.14)%          128.14%
--------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund-- Class I Shares(2)
--------------------------------------------------------------
2002               $ 6.59          (26.86)%         $     4,847           1.26%(4)       5.98%(4)         (0.71)%          391.98%
2001               $ 9.01          (53.71)%         $     9,776           1.25%(4)       3.49%(4)         (0.69)%          400.04%
2000               $26.20           47.49%          $    41,555           0.84%(4)       1.37%(4)         (0.71)%          131.19%
1999               $18.90           42.97%          $     8,459           1.00%          2.41%            (0.47)%          370.71%
1998               $13.22           17.26%          $     4,328           1.00%          7.70%            (0.10)%          234.93%
-------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------
2002               $13.78         (20.80)%          $   561,244           1.05%          1.16%            (0.81)%          259.62%
2001               $17.40         (59.00)%          $   595,761           1.04%          1.12%            (0.77)%          335.57%
2000               $46.52          97.35%           $ 1,203,756           1.03%          1.07%            (0.68)%          306.97%
1999               $25.53          84.07%           $   148,830           1.03%          1.08%            (0.53)%          290.79%
1998               $13.87           1.24%           $    24,582           1.23%          1.73%            (0.69)%          304.29%
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2002               $13.72         (21.19)%          $       102           1.55%          1.66%            (1.25)%          259.62%
2001 (5)           $17.41           0.64%           $         7           1.54%          1.95%            (1.04)%          335.57%
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2002               $12.62         (19.36)%          $   144,181           1.25%          1.40%            (0.99)%          188.34%
2001               $15.65         (49.81)%          $   241,876           1.25%          1.40%            (0.96)%          176.11%
2000               $44.79          56.07%           $   528,928           1.25%          1.27%            (0.93)%          203.01%
1999               $34.20          59.14%           $   254,077           1.25%          1.31%            (0.98)%          223.61%
1998               $21.49         (16.90)%          $   147,534           1.25%          1.41%            (0.96)%          167.73%
----------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2002               $32.04          (0.12)%          $   178,130           1.31%          1.42%            (0.88)%           88.89%
2001               $32.08         (20.23)%          $   160,010           1.25%          1.40%            (0.50)%          121.96%
2000               $45.92         129.02%           $   187,107           1.25%          1.35%            (0.79)%          179.08%
1999 (7)           $21.09         113.46%           $    12,963           0.90%          2.86%            (0.47)%          239.32%
1998 (8)           $ 9.88          (1.20)%          $     2,843           1.25%          8.18%            (0.64)%          128.53%
---------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
---------------------------------------------
2002               $ 7.86         (19.66)%          $     4,255           0.95%          1.54%             1.06%            70.30%
2001 (9)           $ 9.89         (15.47)%          $     5,152           0.95%          3.56%             1.00%           121.20%
2000               $12.44          19.84%           $     5,163           0.95%          3.98%             0.75%           153.58%
1999               $11.43          26.17%           $     2,725           0.95%          4.13%             1.20%            92.26%
1998 (10)          $ 9.21          (6.52)%          $     1,776           0.95%         11.40%             1.82%            62.71%
------------------------------------------
Turner Midcap Value Fund -- Class I Shares
------------------------------------------
2002               $11.71          (6.37)%          $    43,571           1.10%          1.13%             0.56%           103.36%
2001 (11)          $14.85           4.50%           $    41,715           1.10%          1.16%             0.30%           128.18%
2000               $14.23          13.67%           $    45,657           1.10%          1.11%             0.34%            90.15%
1999               $15.92           6.13%           $    59,602           0.95%          0.95%             1.21%            98.85%
1998               $15.85          (6.00)%          $    90,806           1.10%          1.12%             0.82%            42.10%

(7)  On January 25, 1999 shareholders of the Alpha Select Turner Micro Cap Growth Fund (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner
     Micro Cap Growth Fund.
(8)  Commenced operations on February 27, 1998. All ratios for the period have been annualized.
(9)  On April 30, 2001, shareholders of the Clover Max Cap Value Fund approved a change in the adviser from Clover
     Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Large Cap Value
     Fund effective May 1, 2001.
(10) Commenced operations on October 31, 1997. All ratios for the period have been annualized.
(11) On April 30, 2001, shareholders of the Clover Equity Value Fund approved a change in the adviser from Clover
     Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Midcap Value
     Fund effective May 1, 2001.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                             TURNER FUNDS 2002 ANNUAL REPORT 137

FINANCIAL STATEMENTS



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    Realized and
                  Net asset            Net           unrealized          Distributions        Distributions
                   value,          investment           gains              from net               from            Net asset
                  beginning          income          (losses) on          investment             capital         value, end
                  of period          (loss)          investments            income                gains           of period
------------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Value Fund -- Class I Shares
---------------------------------------------
2002               $16.69             0.06             (1.50)              (0.05)                   --             $15.20
2001 (1)           $16.36             0.10              1.67               (0.05)                (1.39)            $16.69
2000               $13.71            (0.02)             3.91                  --                 (1.24)            $16.36
1999               $11.49            (0.01)             2.48                  --                 (0.25)            $13.71
1998               $15.94            (0.06)            (3.22)                 --                 (1.17)            $11.49
------------------------------------------------------------
Turner Small Cap Value Opportunities Fund -- Class II Shares
------------------------------------------------------------
2002 (2)           $10.00              --              (0.73)                 --                    --             $ 9.27
-----------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------
2002 (2)           $10.00              --              (0.70)                 --                    --             $ 9.30
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2002               $ 4.88            (0.06)            (1.79)                 --                    --             $ 3.03
2001               $32.69            (0.15)           (23.42)                 --                 (4.24)            $ 4.88
2000               $14.06            (0.16)            20.33                  --                 (1.54)            $32.69
1999 (3)           $10.00            (0.02)             4.08                  --                    --             $14.06
-------------------------------------------------
Turner Concentrated Growth Fund -- Class I Shares
-------------------------------------------------
2002               $ 5.76            --                (1.73)                 --                    --             $ 4.03
2001               $24.74            (0.09)           (14.96)                 --                 (3.93)            $ 5.76
2000               $13.99            (0.11)            13.06                  --                 (2.20)            $24.74
1999 (3)           $10.00            (0.02)             4.01                  --                    --             $13.99
-------------------------------------------
Turner Global Top 40 Fund -- Class I Shares
-------------------------------------------
2002               $ 3.15            (0.01)            (0.96)                 --                    --             $ 2.18
2001              $  9.37            (0.05)            (6.17)                 --                    --             $ 3.15
2000 (4)           $10.00            (0.01)            (0.62)                 --                    --             $ 9.37
--------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2002               $ 3.29            (0.04)            (0.98)                 --                    --             $ 2.27
2001 (5)           $12.52            (0.03)            (9.20)                 --                    --             $ 3.29
2000 (4)           $10.00            (0.01)             2.53                  --                    --             $12.52
---------------------------------------------------
Turner Financial Services Fund-- Class I Shares (6)
---------------------------------------------------
2002               $16.67            (0.02)            (1.12)                 --                 (5.42)            $10.11
2001 (7)           $19.76            (0.13)            (2.96)                 --                    --             $16.67
2001               $17.19            (0.14)             3.30                  --                 (0.59)            $19.76
2000               $18.01            (0.17)            (0.65)                 --                    --             $17.19
1999               $19.61            (0.10)            (0.31)                 --                 (1.19)            $18.01
1998               $12.60            (0.06)             7.93                  --                 (0.86)            $19.61
------------------------------------------------------------
Turner New Energy & Power Technology Fund -- Class II Shares
------------------------------------------------------------
2002               $ 7.87            (0.11)            (1.92)                 --                    --             $ 5.84
2001(8)            $10.00            (0.05)            (2.08)                 --                    --             $ 7.87

---------------------------------------------------------
Turner Healthcare & Biotechnology Fund -- Class II Shares
---------------------------------------------------------
2002               $11.15            (0.10)            (1.20)                 --                 (0.02)            $ 9.83
2001(8)            $10.00            (0.03)             1.18                  --                    --             $11.15

-----------------------------------------------------
Turner Tax Managed U.S. Equity Fund-- Class II Shares
-----------------------------------------------------
2002               $ 8.18            (0.03)            (1.86)                 --                    --             $ 6.29
2001(8)            $10.00              --              (1.82)                 --                    --             $ 8.18

+   Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements. +++ Excludes effect of in-kind transfers and mergers.
(1) On April 30, 2001, shareholders of the Clover Small Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Small Cap Value Fund effective May 1, 2001.
(2) Commenced operations on March 4, 2002. All ratios for the period have been annualized.
(3) Commenced operations on June 30, 1999. All ratios for the period have been annualized.
(4) Commenced operations on June 30, 2000. All ratios for the period have been annualized.
(5) On May 18, 2001, the Board of Trustees of Turner Funds (formerly TIP Funds) approved resolutions to change the name of the B2B E-Commerce Fund to the New Enterprise Fund and to change a non-fundamental investment policy of the Fund to be consistent with the New Enterprise Fund's investment objectives.

138  TURNER FUNDS 2002 ANNUAL REPORT


                                                                                               Ratio of net
                                        Net           Ratio of           Ratio of total         investment
                                    assets end      net expenses            expenses           income (loss)         Portfolio
                   Total            of period        to average            to average           to average           turnover
                  return+              (000)         net assets++          net assets          net assets++           rate+++
------------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Value Fund -- Class I Shares
---------------------------------------------
2002               (8.69)%           $464,576            1.26%                1.26%                 0.31%               37.60%
2001 (1)           12.15%            $178,164            1.28%                1.28%                 0.37%              120.40%
2000               29.59%            $ 36,254            1.40%                1.47%                (0.11)%              85.80%
1999               21.82%            $ 16,494            1.40%                1.72%                (0.10)%              79.93%
1998              (21.25)%           $ 15,662            1.40%                1.84%                (0.50)%              70.02%
-------------------------------------------------------------
Turner Small Cap Value Opportunities Fund -- Class II Shares
------------------------------------------------------------
2002 (2)           (7.30)%           $    913            1.45%                6.18%                 0.08%              141.81%
-----------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------
2002 (2)           (7.00)%           $  7,260            1.35%                3.02%                (0.07)%              86.94%
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2002              (37.91)%           $ 11,662            0.88%                1.43%                (0.84)%             734.40%
2001              (81.12)%           $ 25,147            1.21%                1.58%                (1.10)%             727.24%
2000              149.35%            $169,353            1.35%                1.67%                (1.10)%           1,340.92%
1999 (3)           40.60%            $  8,296            1.35%                3.89%                (0.87)%             317.32%
-------------------------------------------------
Turner Concentrated Growth Fund -- Class I Shares
-------------------------------------------------
2002              (30.03)%           $ 29,182            0.30%                1.17%                (0.03)%           1,182.61%
2001              (70.40)%           $ 56,803            1.05%                1.32%                (0.76)%           1,117.77%
2000               98.58%            $246,621            1.26%                1.62%                (0.90)%           1,590.94%
1999 (3)           39.90%            $ 16,112            1.35%                2.55%                (0.87)%             369.11%
-------------------------------------------
Turner Global Top 40 Fund -- Class I Shares
-------------------------------------------
2002              (30.79)%           $  1,982            1.10%                2.43%                (0.40)%           1,009.58%
2001              (66.38)%           $  3,882            1.35%                2.80%                (1.81)%           1,050.93%
2000 (4)           (6.30)%           $ 12,080            1.40%                2.02%                (0.48)%             285.98%
--------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2002               (31.00)%          $  3,198            0.98%                2.04%                (0.92)%             754.09%
2001 (5)           (73.72)%          $  6,144            1.28%                3.13%                (1.04)%             758.98%
2000 (4)            25.20%           $ 13,750            1.35%                2.87%                (0.83)%              83.02%
---------------------------------------------------
Turner Financial Services Fund-- Class I Shares (6)
---------------------------------------------------
2002              (12.48)%           $ 12,149            1.40%                2.16%                (0.40)%             170.97%
2001 (7)          (15.64)%           $ 15,554            2.29%                2.33%                (1.19)%              51.65%
2001               18.20%            $ 23,341            2.11%                2.11%                (0.59)%             109.74%
2000               (4.55)%           $ 25,892            2.14%                2.14%                (0.91)%             180.47%
1999               (0.15)%           $ 30,797            2.06%                2.06%                (0.62)%             205.86%
1998               63.47%            $ 33,106            2.27%                2.10%                (0.61)%             107.12%
------------------------------------------------------------
Turner New Energy & Power Technology Fund -- Class II Shares
------------------------------------------------------------
2002               (25.79)%          $    766            1.52%                3.97%                (1.20)%             747.05%
2001(8)            (21.30)%          $  1,298            1.50%                7.86%                (1.02)%             543.90%

---------------------------------------------------------
Turner Healthcare & Biotechnology Fund -- Class II Shares
---------------------------------------------------------
2002              (11.66)%           $  9,288            1.87%                2.33%                (1.44)%             202.30%
2001(8)            11.50%            $  1,192            1.50%               13.70%                (0.79)%              95.24%

-----------------------------------------------------
Turner Tax Managed U.S. Equity Fund-- Class II Shares
-----------------------------------------------------
2002               (23.11)%         $  4,747            1.25%                1.91%                (0.33)%             313.38%
2001(8)            (18.20)%         $  6,949            1.25%                5.35%                (0.20)%              91.38%


(6) On November 12, 2001, the Titan Financial Services Fund (the "Titan Fund") exchanged all of its assets and liabilities for shares of the Turner Future Financial Services Fund. The Titan Fund is the accounting survivor in this transaction, and as a result, the accounting history and operating results for the periods prior to November 12, 2001 and have been carried forward in these financial highlights.
(7) For the six month period ended October 31, 2001. All ratios for the period have been annualized. The Titan Fund changed its fiscal year end from April 30 to October 31.
(8) Commenced operations February 28, 2001. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2002 ANNUAL REPORT  139

FINANCIAL STATEMENTS


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                    Realized and
            Net asset                                unrealized         Distributions      Distributions
             value,                Net                  gains             from net             from            Net asset
            beginning          investment            (losses) on         investment           capital         value, end
            of period            income              investments           income              gains           of period
-----------------------------------------------------------------------------------------------------------------------------------

Turner Core Fixed Income Fund -- Class I Shares
-----------------------------------------------
2002         $10.20                0.52                  0.35               (0.52)                --             $10.55
2001 (1)     $ 9.62                0.54                  0.58               (0.54)                --             $10.20
2000         $ 9.50                0.54                  0.12               (0.54)                --             $ 9.62
1999         $10.41                0.53                 (0.71)              (0.53)             (0.20)            $ 9.50
1998         $ 9.92                0.57                  0.51               (0.57)             (0.02)            $10.41

-------------------------------------------------------
Turner Total Return Fixed Income Fund -- Class I Shares
-------------------------------------------------------
2002         $10.53                0.50                  0.18               (0.50)             (0.52)            $10.19
2001         $ 9.98                0.61                  0.55               (0.61)                --             $10.53
2000         $ 9.91                0.59                  0.07               (0.59)                --             $ 9.98
1999 (2)     $10.00                0.14                 (0.09)              (0.14)                --             $ 9.91

----------------------------------------
Turner High Yield Fund -- Class I Shares
----------------------------------------
2002(3)      $ 5.49                0.64                 (1.04)              (0.64)                --             $ 4.45
2001         $ 8.10                0.78                 (2.61)              (0.78)                --             $ 5.49
2000         $ 8.82                0.79                 (0.72)              (0.79)                --             $ 8.10
1999(4)      $ 8.91                0.83                 (0.09)              (0.83)                --             $ 8.82
1998(5)      $10.00                0.37                 (1.09)              (0.37)                --             $ 8.91

---------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------------
2002         $10.22                0.26                  0.04               (0.29)                --             $10.23
2001         $10.05                0.54                  0.15               (0.52)                --             $10.22
2000         $10.05                0.61                  0.01               (0.62)                --             $10.05
1999(6)      $10.09                0.54                 (0.02)              (0.56)                --             $10.05
1998 (7)     $10.08                0.35                   --                (0.33)             (0.01)            $10.09
1998 (8)     $10.06                0.60                  0.02               (0.60)                --             $10.08

----------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------------
2002         $10.26                0.26                  0.01               (0.26)                --             $10.27
2001         $10.09                0.50                  0.17               (0.50)                --             $10.26
2000         $10.10                0.57                  0.02               (0.60)                --             $10.09
1999 (6)     $10.11                0.47                  0.02               (0.50)                --             $10.10
1998 (9)     $10.08                0.30                  0.03               (0.30)                --             $10.11

---------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------
2002         $10.16                0.35                  0.12               (0.39)                --             $10.24
2001         $ 9.82                0.57                  0.32               (0.55)                --             $10.16
2000         $ 9.84                0.58                 (0.01)              (0.59)                --             $ 9.82
1999 (10)    $10.25                0.55                 (0.27)              (0.55)             (0.14)            $ 9.84
1998 (7)     $10.10                0.35                  0.15               (0.34)             (0.01)            $10.25
1998 (8)     $10.00                0.59                  0.10               (0.59)                --             $10.10

----------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------
2002         $10.12                0.33                  0.12               (0.36)                --             $10.21
2001         $ 9.78                0.54                  0.33               (0.53)                --             $10.12
2000         $ 9.80                0.58                 (0.02)              (0.58)                --             $ 9.78
1999 (11)    $ 9.95                0.68                 (0.13)              (0.70)                --             $ 9.80

+ Returns are for the period indicated and have not been annualized.
++ Inclusive of waivers and reimbursements.
(1) On April 30, 2001, shareholders of the Clover Fixed Income Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser the Fund changed its name to the Turner Core Fixed Income Fund effective May 1, 2001.
(2) Commenced operations on June 30, 1999. All ratios for the period have been annualized.
(3) The information set forth in this table for the periods prior the to May 1, 2002, is the financial data of the Penn Capital Strategic High Yield Bond Fund (see Note 9).
(4) On January 25, 1999, shareholders of the Alpha Select Penn Capital Strategic High Yield Bond Fund approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Penn Capital Strategic High Yield Bond Fund.
(5) Commenced operations of February 27, 1998. All ratios for the period have been annualized.
(6) On May 24, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-One Year Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Short Duration Government Funds-One Year Portfolio.

140  TURNER FUNDS 2002 ANNUAL REPORT


                                                                                                   Ratio of net
                                                       Ratio of             Ratio of total          investment
                                 Net assets          net expenses              expenses               income             Portfolio
               Total               end of             to average              to average            to average           turnover
              return+           period (000)         net assets++             net assets           net assets++            rate
------------------------------------------------------------------------------------------------------------------------------------

Turner Core Fixed Income Fund -- Class I Shares
-----------------------------------------------
2002           8.85%              $ 42,924               0.75%                  0.87%                 5.12%               49.30%
2001 (1)      11.99%              $ 34,074               0.75%                  1.01%                 5.50%               34.05%
2000           7.21%              $ 31,486               0.75%                  1.02%                 5.72%               42.40%
1999          (1.78)%             $ 32,729               0.75%                  0.97%                 5.40%               28.47%
1998          11.32%              $ 33,375               0.75%                  0.99%                 5.67%               27.07%

-------------------------------------------------------
Turner Total Return Fixed Income Fund -- Class I Shares
-------------------------------------------------------
2002           6.95%              $  8,393               0.45%                  1.28%                 4.90%              291.12%
2001          11.87%              $  5,811               0.45%                  1.58%                 5.95%              203.83%
2000           6.97%              $ 13,975               0.45%                  1.46%                 6.07%              140.02%
1999 (2)       0.48%              $ 10,009               0.45%                  1.99%                 5.67%               39.70%

----------------------------------------
Turner High Yield Fund -- Class I Shares
----------------------------------------
2002(3)       (8.05)%             $  9,432               0.68%                  1.47%                12.78%              171.13%
2001         (23.66)%             $ 13,977               0.68%                  1.38%                11.18%               85.80%
2000           0.56%              $ 32,560               0.68%                  1.04%                 8.94%               76.00%
1999(4)        8.65%              $ 41,922               0.68%                  1.14%                 9.11%               96.98%
1998(5)       (7.23)%             $ 17,842               0.68%                  2.09%                10.04%               29.19%

---------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------------
2002           2.95%              $470,021               0.36%                  0.60%                 2.49%               71.47%
2001           7.09%              $ 93,531               0.36%                  0.87%                 5.09%              118.53%
2000           6.34%              $ 30,365               0.36%                  1.25%                 6.15%              140.55%
1999(6)        5.34%              $  3,207               0.00%                  6.53%                 5.50%              154.33%
1998 (7)       3.50%              $    991               0.00%                 10.83%                 5.88%               96.56%
1998 (8)       6.34%              $  1,195               0.00%                  8.83%                 5.97%               68.80%

----------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------------
2002          2.69%               $  8,888               0.61%                  0.85%                 2.28%               71.47%
2001          6.82%               $  6,106               0.61%                  1.10%                 5.19%              118.53%
2000          6.00%               $  8,934               0.61%                  1.48%                 5.72%              140.55%
1999 (6)      5.00%               $  3,155               0.23%                  6.76%                 5.13%              154.33%
1998 (9)      3.26%               $     --               0.25%                 11.08%                 5.63%               96.56%

---------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------
2002           4.69%              $264,010               0.36%                  0.60%                 3.38%              177.71%
2001           9.35%              $ 68,405               0.36%                  0.72%                 5.65%              103.92%
2000           6.00%              $ 42,092               0.36%                  0.74%                 5.94%              136.01%
1999 (10)      2.89%              $ 38,687               0.24%                  1.31%                 6.21%              257.98%
1998 (7)       5.09%              $ 12,015               0.24%                  1.49%                 5.84%              121.63%
1998 (8)       7.07%              $ 15,544               0.24%                  1.21%                 5.85%              197.03%

----------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------
2002           4.53%              $  8,356               0.61%                  0.85%                 3.27%              177.71%
2001           9.10%              $  8,130               0.61%                  0.96%                 5.40%              103.92%
2000           5.92%              $  6,479               0.61%                  0.95%                 5.90%              136.01%
1999 (11)      5.64%              $     87               0.48%                  0.95%                 5.71%              257.98%


(7) On November 10, 1997 the Board of Trustees of TIP Institutional Funds (formerly, The Solon Funds) approved a change in the Turner Short Duration Government Funds Three Year and One Year Portfolios' fiscal year end from February 28 to September 30, effective March 1, 1998. All ratios for the period have been annualized.
(8) On January 22, 1998, shareholders of the Fund approved a change in the advisor from Solon Asset Management, L.P. to Turner Investment Partners, Inc.
(9) Commenced operations on February 27, 1998. All ratios for the period have been annualized.
(10)On January 25, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-Three Year Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIPTurner Short Duration Government Funds-Three Year Portfolio.
(11)Commenced operations on April 28, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2002 ANNUAL REPOR  141

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
September 30, 2002

1.  ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 portfolios. The financial statements included herein are those of the Turner Disciplined Large Cap Growth Fund (the "Disciplined Large Cap Growth Fund"), the Turner Large Cap Growth Opportunities Fund (the "Large Cap Growth Opportunities Fund") (formerly the Mercury Select Growth
Fund), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Micro Cap Growth Fund (the "Micro Cap Growth Fund"), the Turner Large Cap Value Fund (the "Large Cap Value Fund"), the Turner Midcap Value Fund (the "Midcap Value Fund"), the Turner Small Cap Value Fund (the "Small Cap Value Fund"), the Turner Small Cap Value Opportunities Fund (the "Small Cap Value Opportunities Fund"), the Turner Small Cap Equity Fund, (the "Small Cap Equity Fund"), the Turner Technology Fund (the "Technology Fund"), the Turner Concentrated Growth Fund (the "Concentrated Growth Fund") (formerly the Turner Top 20 Fund), the Turner Global Top 40 Fund (the "Global Top 40 Fund"), the Turner New Enterprise Fund (the "New Enterprise Fund"), the Turner Financial Services Fund (the "Financial Services Fund" (formerly the Turner Future Financial Services Fund), the Turner New Energy & Power Technology Fund (the "New Energy & Power Technology Fund"), the Turner Healthcare & Biotechnology Fund (the "Healthcare & Biotechnology Fund"), the Turner Tax Managed U.S. Equity Fund (the "Tax Managed U.S. Equity Fund"), the Turner Core Fixed Income Fund (the "Core Fixed Income Fund"), the Turner Total Return Fixed Income Fund (the "Total Return Fixed Income Fund") (formerly the Core High Quality Fixed Income Fund), the Turner High Yield Fund (the "High Yield Fund") (formerly the Penn Capital Strategic High Yield Bond Fund), the Turner Ultra Short Duration Fixed Income Fund (the "Ultra Short Duration Fixed Income Fund"), and the Turner Short Duration Fixed Income Fund (the "Short Duration Fixed Income Fund"), (each a "Fund" and collectively the "Funds").

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Disciplined Large Cap Growth Fund, the Large Cap Growth Opportunities Fund, the Concentrated Growth Fund, the Global Top 40 Fund, the Financial Services Fund, the New Energy & Power Technology Fund, the Healthcare & Biotechnology Fund and the Tax Managed U.S. Equity Fund. The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

As of September 30, 2002, the Turner Strategic Value and High Income Fund, the Turner International Opportunities Fund and the Turner International Discovery Fund had not yet commenced operations. The Turner Strategic Value and High Income Fund commenced operations October 31, 2002.

The Turner Small Cap Growth Fund, the Turner Micro Cap Growth Fund and the Turner Small Cap Value Fund were closed to new investors as of August 29, 1997, March 7, 2000, and December 28, 2001, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

   SECURITY VALUATION--Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations. Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

142  TURNER FUNDS 2002 ANNUAL REPORT

--------------------------------------------------------------------------------

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

   Securities purchased on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

   NET ASSET VALUE PER SHARE--The net asset value per share is calculated each business day for each class. It is computed by dividing the assets of each class, less its liabilities, by the number of outstanding shares of each class.

   REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 102%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   EXPENSES--Expenses that are directly related to one of the funds are charged to that fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS--The Disciplined Large Cap Growth, Large Cap Growth Opportunities, Midcap Growth, Small Cap Growth, Micro Cap Growth, Small Cap Value Opportunities, Small Cap Equity, Technology, Concentrated Growth, Global Top 40, New Enterprise, Financial Services, New Energy & Power Technology, Healthcare & Biotechnology and Tax Managed U.S. Equity Funds declare and distribute net investment income, if any, annually as a dividend to shareholders. The Large Cap Value, Midcap Value and Small Cap Value Funds declare and distribute net investment income, if any, quarterly as a dividend to shareholders. The Core Fixed Income, Total Return Fixed Income, High Yield, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds declare net investment income daily and distribute it monthly as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

   CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

   IMPLEMENTATION OF NEW ACCOUNTING STANDARDS-- The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on October 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. ORGANIZATION COSTS AND TRANSACTIONS
   WITH AFFILIATES:

Any capitalized organization costs for the Funds are being amortized over a period of sixty months. In the event any of the initial shares of a fund are redeemed by any holder thereof during the period that such fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by a Fund will be reduced by the unamortized organizational costs in the same ratio as the number of shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of Turner Investment Partners, Inc. and SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services) (the "Sub-Administrator"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

The Trust has entered into an agreement with the SEI Investments Distribution Co. to act as an agent in placing repurchase agreements for the Funds. For its services, SEI Investments Distribution Co. received $75,548 for the period ended September 30, 2002.

Certain funds effect trades through Turner Investment Distributors, Inc. for security purchases and sales transactions. Commissions paid through those trades for the Trust for the period ended September 30, 2002 was $519,042.

4. ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

Turner Investment Partners, Inc. ("Turner") provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion, 0.12% assets over $2 billion. Under a separate Sub-




                                           TURNER FUNDS 2002 ANNUAL REPORT   143

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Administration Agreement between Turner and SEI Investments Global Funds Services ("SEI"), SEI provides sub-administrative services to the Funds. For the fiscal year ended September 30, 2002, SEI was paid $1,827,246.

Prior to November 12, 2001, Investment Company Administration, L.L.C. served as the administrator to the Financial Services Fund pursuant to an administrative agreement with the Titan Financial Services Fund and was paid at an annual rate of: $30,000 per annum under average daily net assets of $15 million, 0.20% per annum on the next $35 million average daily net assets, 0.15% per annum on the next $50 million average daily net assets, 0.10% per annum on the next $50 million average daily net assets, and 0.05% in excess of $150 million average daily net assets. From November 1, 2001 through November 12, 2001, Investment Company Administration, L.L.C.
was paid $1,453.

Prior to May 1, 2002, SEI served as the administrator to the High Yield Fund pursuant to an administrative agreement with the Penn Capital Strategic High Yield Bond Fund and was paid at an annual rate of 0.09% of the Trust's average daily net assets up to $250 million, 0.07% on the next $250 million, 0.06% on the next $250 million, 0.05% on the next $1.25 billion and 0.04% of such assets in excess of $2 billion. The High Yield Fund was subject to a minimum fee of $65,000 for the first class of shares and $15,000 for each additional class of shares, which may be reduced at the sole discretion of SEI. From November 1, 2001 through April 30, 2002, SEI was paid $38,279.

Prior to August 17, 2002, Fund Asset Management, L.P. ("FAM") served as the administrator to the Large Cap Growth Opportunities Fund pursuant to an agreement with the Mercury Select Growth Fund and was paid at an annual rate of 0.25% of the Large Cap Growth Opportunities Fund's average daily net assets. From November 1, 2001 through August 17, 2002 FAM was paid $18,379, all of which was waived.

Turner Investment Distributors, Inc., a broker dealer subsidiary of Turner, provides distribution services to the Funds under a Distribution Agreement. Turner Investment Distributors, Inc. also provides shareholder servicing services to the Funds under a Shareholder Servicing Plan and Agreement effective October 1, 2001.

Prior to November 12, 2001, First Fund Distributors, Inc. served as the distributor to the Financial Services Fund pursuant to a distribution agreement with the Titan Financial Services Fund.

Prior to May 1, 2002, SEI Investments Distribution Co. served as the distributor to the High Yield Fund pursuant to a distribution agreement and received no fees for its distribution services.

Prior to August 17, 2002, FAM Distributors, Inc. ("FAMD") served as the distributor to the Large Cap Growth Opportunities Fund pursuant to a distribution agreement and received no fees for its distribution services.

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds pay amounts to third parties that provide sub-transfer agency and other administrative services to the Funds.

Some Funds direct certain portfolio trades to brokers who pay a portion of their expenses (Directed Brokerage). Under this arrangement, the following Funds had expenses reduced by the amounts shown below. The effect on the Funds' expense ratios, as a percentage of the average net assets of the Fund on an annualized basis, for the year ended September 30, 2002, is as follows:

FUND                                       RATIO                AMOUNT
--------                               ------------          ------------
Disciplined Large Cap Growth Fund          0.25%               $149,306
Midcap Growth Fund                         0.11%                785,228
Small Cap Growth Fund                      0.11%                248,021
Micro Cap Growth Fund                      0.07%                150,573
Small Cap Value Opportunities Fund         0.21%                    999
Small Cap Equity Fund                      0.08%                  1,196
Technology Fund                            0.42%                107,107
Concentrated Growth Fund                   0.87%                512,146
Global Top 40 Fund                         0.69%                 22,691
New Enterprise Fund                        0.34%                 22,019
Financial Services Fund                    0.06%                  8,594
New Energy & Power Technology Fund         0.91%                 10,682
Healthcare & Biotechnology Fund            0.07%                  4,703
Tax Managed U.S. Equity Fund               0.35%                  22,023

The Disciplined Large Cap Growth, Large Cap Growth Opportunities, Midcap Growth, Large Cap Value, Small Cap Value, Small Cap Value Opportunities, Small Cap Equity, Concentrated Growth, New Energy & Power Technology, Healthcare & Biotechnology, Tax Managed U.S. Equity, High Yield, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate fees of 0.25% of each Fund's Class II Shares' average daily net assets. In addition, under the Class II Plan, the


144   TURNER FUNDS 2002 ANNUAL REPORT

--------------------------------------------------------------------------------


Distributor is entitled to receive aggregate fees not exceeding 0.25% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of shareholder services.

5.  INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner (the "Adviser") are parties to an Investment Advisory Agreement dated April 28, 1996 under which the Adviser receives a fee, that is calculated daily and paid monthly, based on the average daily net assets of certain Fund. Turner Investment Management, LLC, an affiliate of Turner Investment Partners, Inc. serves as the investment adviser for the Small Cap Value Opportunities and Small Cap Equity Funds. Clover Capital Management, Inc. serves as investment sub-adviser to the Large Cap Value, Midcap Value, Small Cap Value and Core Fixed Income Funds. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of certain Funds on an annualized basis. These waivers and reimbursements may be terminated at any time.

The Advisory fee for some of the Funds may be subject to a monthly performance adjustment based on such Fund's performance relative to the performance of a comparative index as presented in the Funds' prospectus. These performance-based fees will go into effect once a Fund has been in operation for at least one year. If a Fund outperforms its comparative index by a specified amount, Turner will receive higher advisory fees for the next period. Conversely, if a Fund underperforms its comparative index Turner will receive lower advisory fees for the next period. In cases where the performance-based fee has been applied, the Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to keep such Fund's "other expenses" from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the advisory fee, expense caps and performance-based fee adjustments are as follows:

                                 ADVISORY FEES          OTHER     TOTAL
                          --------------------------   EXPENSES  EXPENSES
FUND                       (LOW)    (BASE)    (HIGH)      CAP      CAP
--------                  ------    ------    ------    -----     ------
 Disciplined Large Cap
   Growth Fund              n/a      0.60%     n/a       n/a       0.75%
 Large Cap Growth
   Opportunities Fund       n/a      0.75      n/a       n/a       1.25
 Midcap Growth Fund         n/a      0.75      n/a       n/a       1.25(1)
 Small Cap Growth Fund      n/a      1.00      n/a       n/a       1.25
 Micro Cap Growth Fund      n/a      1.00      n/a       n/a       1.40(2)
 Large Cap Value Fund       n/a      0.74      n/a       n/a       0.95
 Midcap Value Fund          n/a      0.74      n/a       n/a       1.10
 Small Cap Value Fund       n/a      0.85      n/a       n/a       1.40
 Small Cap Value
   Opportunities Fund       n/a      0.95      n/a       n/a       1.45
 Small Cap Equity Fund(3)   n/a      0.85      n/a       n/a       1.35
 Technology Fund           0.70%     1.10     1.50%     0.50%(4)    n/a



                                 ADVISORY FEES          OTHER     TOTAL
                          --------------------------   EXPENSES  EXPENSES
FUND                       (LOW)    (BASE)    (HIGH)      CAP      CAP
--------                  ------    ------    ------    -----     ------
 Concentrated Growth
   Fund                    0.70%     1.10%     1.50%     0.25%      n/a
 Global Top 40 Fund        0.70      1.00      1.30      0.40       n/a
 New Enterprise Fund       0.70      1.10      1.50      0.25       n/a
 Financial Services Fund   0.75      1.00      1.25      0.40       n/a
 New Energy & Power
   Technology Fund         0.75      1.00      1.25      0.75(4)    n/a
 Healthcare &
   Biotechnology Fund      0.75      1.00      1.25      0.75(4)    n/a
 Tax Managed U.S.
   Equity Fund              n/a      0.75       n/a       n/a      1.25%
 Core Fixed Income Fund     n/a      0.45       n/a       n/a      0.75
 Total Return Fixed
   Income Fund              n/a      0.50       n/a       n/a      0.45
 High Yield Fund            n/a      0.55       n/a       n/a      0.68
 Ultra Short Duration
   Fixed Income Fund        n/a      0.25       n/a       n/a      0.36(1)
 Short Duration Fixed
   Income Fund              n/a      0.25       n/a       n/a      0.36(1)

(1) REPRESENTS MAXIMUM EXPENSE RATIO FOR CLASS I SHARES WHERE FUNDS OFFER BOTH CLASS I SHARES AND CLASS II SHARES.

(2) EFFECTIVE JANUARY 31, 2001, THE ADVISER HAS CONTRACTUALLY AGREED TO INCREASE THE TOTAL EXPENSE CAP FROM 1.25% TO 1.40%.


(3) EFFECTIVE MAY 1, 2002, THE ADVISER HAS CONTRACTUALLY AGREED TO REDUCE ITS ADVISORY FEE BY 0.10% FROM 0.95% TO 0.85% FOR A PERIOD OF ONE YEAR AND TO REDUCE THE TOTAL EXPENSE CAP FROM 1.45% TO 1.35% FOR A PERIOD OF ONE YEAR.

(4) EFFECTIVE JANUARY 31, 2001, THE ADVISER HAS CONTRACTUALLY AGREED TO INCREASE THE OTHER EXPENSE CAP FROM 0.25% TO 0.50%.

During the year ended September 30, 2002, the following Funds' Advisory Fees were adjusted in accordance with the performance based fee described above:

                              BASE      PERFORMANCE     GROSS
FUND                       ADVISER FEE  ADJUSTMENT   ADVISER FEE
--------                   ----------  ------------  -----------
 Technology Fund           $279,707     $(101,712)    $177,995
 Concentrated Growth Fund   646,210      (234,986)     411,224
 Global Top 40 Fund          32,798        (9,840)      22,958
 New Enterprise Fund         71,647       (23,812)      47,835
 Financial Services Fund    140,098        (6,865)     133,233
 New Energy &Power
   Technology Fund           11,738        (1,606)      10,132
 Healthcare &
   Biotechnology Fund        66,876        11,600       78,476

Prior to May 1, 2002, Penn Capital Management Company, Inc. served as investment adviser to the High Yield Fund and was paid a fee at an annual rate of 0.55% of the average daily net assets of the High Yield Fund. The Adviser had voluntarily agreed to waive all or a portion of its fee and to reimburse expenses in order to limit its total operating expenses to not more than 0.68%. From November 1, 2001 through April 30, 2002, Penn Capital Management Company, Inc. had to reimburse the High Yield Fund $25,387.

Prior to August 17, 2002, Mercury Advisors ("Mercury") served as investment adviser to the Large Cap Growth


                                            TURNER FUNDS 2002 ANNUAL REPORT  145

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Opportunities Fund and was paid a fee an annual rate of 0.50% of the average daily value of the Large Cap Growth Opportunities Fund's net assets. From November 1, 2001 through August 17, 2002, Mercury reimbursed the Large Cap Growth Opportunities Fund $305,268. During this period, Turner Investment Partners, Inc. served as the sub-adviser.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended September 30, 2002, were as follows
(000):

                                  PURCHASES       SALES
FUND                                (000)         (000)
--------                        ------------    ----------
Disciplined Large Cap
   Growth Fund                  $   182,463     $ 157,175
Large Cap Growth
   Opportunities Fund                31,970        29,092
Midcap Growth Fund                 1,897,052    1,766,434
Small Cap Growth Fund                417,206      493,325
Micro Cap Growth Fund                181,908      165,414
Large Cap Value Fund                   3,738        3,565
Midcap Value Fund                     56,439       47,502
Small Cap Value Fund                 541,870      165,961
Small Cap Value
   Opportunities Fund                  2,234        1,190
Small Cap Equity Fund                  9,671        2,336
Technology Fund                      177,101      184,235
Concentrated Growth Fund             653,099      665,970
Global Top 40 Fund                    30,746       31,990
New Enterprise Fund                   46,996       48,490
Financial Services Fund               38,979       25,263
New Energy & Power
   Technology Fund                     8,847        9,059
Healthcare & Biotechnology Fund       21,702       12,669
Tax Managed U.S. Equity Fund          19,233       19,872
High Yield Fund                       18,917       20,234



                          PURCHASES (000)             SALES (000)
                       ----------------------     --------------------
FUND                     GOV'T         OTHER        GOV'T      OTHER
------                 --------      --------     --------    --------
Core Fixed
   Income Fund         $ 16,020      $ 4,912       $ 7,804     $9,154
Total Return Fixed
   Income Fund           13,460        3,244        15,667      3,001
Ultra Short Duration
   Fixed Income Fund    281,881       17,938        79,970      4,918
Short Duration Fixed
   Income Fund          280,540       29,260       176,671      4,022

7.  FEDERAL INCOME TAXES:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales. In addition, certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences have been reclassified to/from the following accounts (000):


                        UNDISTRIBUTED     ACCUMULATED
                       NET INVESTMENT    NET REALIZED       PAID-IN
FUND                       INCOME            GAIN           CAPITAL
------                 --------------    ------------     -------------
Large Cap Growth
  Opportunities Fund     $     57          $   --          $     (57)
Midcap Growth Fund          5,767              --             (5,767)
Small Cap Growth Fund       2,253              --             (2,253)
Micro Cap Growth Fund       1,827              --             (1,827)
Small Cap Value Fund            9              (9)                --
Small Cap Equity Fund           1              --                 (1)
Technology Fund               213              --               (213)
Concentrated Growth Fund       18              --                (18)
Global Top 40 Fund             13              --                (13)
New Enterprise Fund            60              --                (60)
Financial Services Fund       175             252               (427)
New Energy & Power
  Technology Fund              14              --                (14)
Healthcare &
  Biotechnology Fund           96              (8)               (88)
Tax Managed U.S.
  Equity Fund                  21              --                (21)
Ultra Short Duration
  Fixed Income Fund           136            (136)                --



146    TURNER FUNDS 2002 ANNUAL REPORT

The tax character of dividends and distributions paid during the periods ended September 30, 2002 and September 30, 2001 (unless otherwise noted) were as follows (000):


                                                ORDINARY               LONG-TERM
                                                 INCOME              CAPITAL GAIN               TOTAL
                                             --------------         ----------------     -----------------

Large Cap Growth Opportunities Fund
           2002                                $     --             $        --           $         --
           2001                                   5,762                     139                   5,901
Midcap Growth Fund
           2002                                      --                      --                      --
           2001                                  82,787                   1,049                  83,836
Small Cap Growth Fund
           2002                                      --                      --                      --
           2001                                  83,839                  27,318                 111,157
Micro Cap Growth Fund
           2002                                      --                      --                      --
           2001                                  17,342                   1,645                  18,987
Large Cap Value Fund
           2002                                      55                      --                      55
           2001                                      52                     257                     309
Midcap Value Fund
           2002                                   1,674                   5,803                   7,477
           2001                                      58                      --                      58
Small Cap Value Fund
           2002                                   1,431                      --                   1,431
           2001                                     397                   3,189                   3,586
Technology Fund
           2002                                      --                      --                      --
           2001                                  20,660                      --                  20,660
Concentrated Growth Fund
           2002                                      --                      --                      --
           2001                                  33,660                      --                  33,660
Financial Services Fund
           2002(1)                                  421                   4,640                   5,061
           2001(2)                                   --                      --                      --
           2001(3)                                   --                     861                     861
Healthcare & Biotechnology Fund
           2002                                      11                      --                      11
           2001                                      --                      --                      --
Core Fixed Income Fund
           2002                                   1,895                      --                   1,895
           2001                                   1,812                      --                   1,812
Total Return Fixed Income Fund
           2002                                     603                       9                     612
           2001                                     756                      --                     756
High Yield Fund
           2002                                   1,563                      --                   1,563
           2001                                   2,024                      --                   2,024
Ultra Short Duration Fixed Income Fund
           2002                                   5,936                      --                   5,936
           2001                                   2,175                      --                   2,175
Short Duration Fixed Income Fund
           2002                                   4,945                      --                   4,945
           2001                                   3,122                      --                   3,122



(1) FROM THE PERIOD NOVEMBER 1, 2001 THROUGH SEPTEMBER 30, 2002.

(2) FROM THE PERIOD MAY 1, 2001 THROUGH OCTOBER 31, 2001. THE TITAN FINANCIAL SERVICES FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO OCTOBER 31.

(3) FROM THE PERIOD MAY 1, 2000 THROUGH APRIL 30, 2001.


                                            TURNER FUNDS 2002 ANNUAL REPORT  147

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


As of September 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                                     TOTAL
                                                                                                                 DISTRIBUTABLE
                      UNDISTRIBUTED   UNDISTRIBUTED        CAPITAL      POST -      UNREALIZED        OTHER        EARNINGS
                        ORDINARY        LONG-TERM           LOSS        OCTOBER    APPRECIATION     TEMPORARY    (ACCUMULATED
                         INCOME       CAPITAL GAIN      CARRYFORWARD    LOSSES    (DEPRECIATION)   DIFFERENCES      LOSSES)
                      -------------   -------------     ------------ -----------  --------------   -----------   -------------
Disciplined Large Cap
  Growth Fund            $   3          $   --           $  (18,755)  $ (18,559)    $   (7,679)      $   --      $  (44,990)
Large Cap Growth
  Opportunities Fund        --              --              (10,555)     (3,219)          (536)          (2)        (14,312)
Midcap Growth Fund          --              --             (561,057)   (193,869)       (31,863)          --        (786,789)
Small Cap Growth Fund       --              --             (157,247)    (47,093)       (13,061)          (9)       (217,410)
Micro Cap Growth Fund       --              --               (5,962)     (9,509)        15,649           --             178
Large Cap Value Fund         6              --                 (385)       (260)        (1,074)          (6)         (1,719)
Midcap Value Fund           76              --                   --      (1,343)          (187)         (76)         (1,530)
Small Cap Value Fund       185              --               (2,255)    (19,548)      (102,618)        (222)       (124,458)
Small Cap Value
  Opportunities Fund         1              --                   --         (69)           (68)          --            (136)
Small Cap Equity Fund       --              --                   --        (141)          (234)          --            (375)
Technology Fund             --              --             (125,065)    (12,701)        (1,789)          --        (139,555)
Concentrated Growth
  Fund                      --              --             (147,482)    (24,450)        (1,600)          --        (173,532)
Global Top 40 Fund          --              --               (8,388)     (1,239)          (151)          --          (9,778)
New Enterprise Fund         --              --               (8,833)     (2,327)          (425)          --         (11,585)
Financial Services Fund     --             136                   --          --         (1,440)           3          (1,301)
New Energy & Power
  Technology Fund           --              --                 (469)       (313)           (76)          --            (858)
Healthcare &
  Biotechnology Fund        --              --                   --      (1,051)          (157)          --          (1,208)
Tax Managed
  U.S. Equity Fund          --              --                 (871)     (1,759)          (517)          --          (3,147)
Core Fixed Income Fund     163             108                   --          --          2,516         (164)          2,623
Total Return
  Fixed Income Fund        113             158                   --          --             30          (21)            280
High Yield Fund             42              --              (11,237)     (4,793)          (331)         (57)        (16,376)
Ultra Short Duration
  Fixed Income Fund        760             198                   --          --           1,190        (714)          1,434
Short Duration Fixed
  Income Fund            1,222             476                   --          --           2,643        (551)          3,790


Post-October losses represent losses realized on investment transactions from November 1, 2001 through September 30, 2002 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

148  TURNER FUNDS 2002 ANNUAL REPORT

At September 30, 2002, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):


                                                                EXPIRING SEPTEMBER 30,
                                      -----------------------------------------------------------------------------

                                        2007            2008              2009              2010            TOTAL
                                      --------        --------          --------         ---------         --------
Disciplined Large Cap Growth Fund     $    --          $  --            $   468          $ 18,287          $ 18,755
Large Cap Growth Opportunities Fund        --             --              2,029             8,526            10,555
Midcap Growth Fund                         --             --             44,477           516,580           561,057
Small Cap Growth Fund                      --             --             26,939           130,308           157,247
Micro Cap Growth Fund                      --             --              2,734             3,228             5,962
Large Cap Value Fund                       --             --                 65               320               385
Small Cap Value Fund                       --             --               --               2,255             2,255
Technology Fund                            --             --             16,482           108,583           125,065
Concentrated Growth Fund                   --             --             14,953           132,529           147,482
Global Top 40 Fund                         --             --              1,961             6,427             8,388
New Enterprise Fund                        --             --              1,650             7,183             8,833
New Energy & Power Technology Fund         --             --                 --               469               469
Tax Managed U.S. Equity Fund               --             --                 --               871               871
High Yield Fund                         1,141          2,916              2,590             4,590            11,237


During the year ended September 30, 2002, capital loss carryforwards that were utilized to offset capital gains were as follows (000):

Financial Services Fund                            $149
Short Duration Fixed Income Fund                     77

At September 30, 2002, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):


                                                                                                            NET UNREALIZED
                                                      FEDERAL        UNREALIZED            UNREALIZED        APPRECIATION
FUND                                                 TAX COST       APPRECIATION          DEPRECIATION      (DEPRECIATION)
----                                               ------------    --------------        --------------    ----------------
Disciplined Large Cap Growth Fund                   $  67,392        $  1,261             $  (8,940)         $  (7,679)
Large Cap Growth Opportunities Fund                     5,311              66                  (602)              (536)
Midcap Growth Fund                                    587,209          36,417               (64,280)           (31,863)
Small Cap Growth Fund                                 153,999           6,120               (19,181)           (13,061)
Micro Cap Growth Fund                                 165,082          30,920               (15,271)            15,649
Large Cap Value Fund                                    5,275             138                (1,212)            (1,074)
Midcap Value Fund                                      45,004           4,071                (4,258)              (187)
Small Cap Value Fund                                  554,205          24,693              (127,311)          (102,618)
Small Cap Value Opportunities Fund                        982              32                  (100)               (68)
Small Cap Equity Fund                                   7,924             253                  (487)              (234)
Technology Fund                                        13,158             186                (1,975)            (1,789)
Concentrated Growth Fund                               30,878             675                (2,275)            (1,600)
Global Top 40 Fund                                      2,079              29                  (180)              (151)
New Enterprise Fund                                     3,626              81                  (506)              (425)
Financial Services Fund                                13,212             325                (1,765)            (1,440)
New Energy & Power Technology Fund                        866              39                  (115)               (76)
Healthcare & Biotechnology Fund                        10,340             646                  (803)              (157)
Tax Managed U.S. Equity Fund                            5,236              52                  (569)              (517)
Core Fixed Income Fund                                 41,443           2,806                  (290)             2,516
Total Return Fixed Income Fund                          8,012              30                    --                 30
High Yield Fund                                         9,990             242                  (573)              (331)
Ultra Short Duration Fixed Income Fund                502,973           1,397                  (207)             1,190
Short Duration Fixed Income Fund                      280,492           2,770                  (127)             2,643



TURNER FUNDS 2002 ANNUAL REPORT    149

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



8. CONCENTRATIONS/RISKS:

Certain funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the fund's net asset value and magnified effect on the total return.

9. FUND MERGERS/REORGANIZATIONS:

On September 24, 2001, all the assets and liabilities of the Turner Wireless & Communications Fund were transferred into the Turner New Enterprise Fund (formerly, the Turner B2B E-Commerce Fund). Under the Plan of Reorganization, 1,432,087 shares of the Wireless & Communications Fund were exchanged for 1,028,852 shares of the New Enterprise Fund in a tax-free exchange. The value of the Wireless and Communications Fund was $3,339,652, which included unrealized losses of $1,043,902.

On November 12, 2001, all the assets and liabilities of the Professionally Managed Portfolios - Titan Financial Services Fund (the "Titan Fund") were transferred into the Turner Financial Services Fund. Under the Plan of Reorganization, 1,277,621 shares of the Turner Financial Services Fund were issued for net assets of $15,606,228 (including unrealized appreciation of $1,419,384) of the Titan Financial Services Fund in a tax-free exchange. The value of the Turner Financial Services Fund was $450,959 which included undistributed net investment income of $3,155, accumulated gains of $25,016 and unrealized losses of $2,281. Under the Plan of Reorganization, the Titan Fund is the accounting survivor, and the financial reporting subsequent to November 12, 2001 reflects the performance and accounting history of the Titan Fund.

On August 17, 2002, the Mercury Select Growth Fund reorganized into the Turner Large Cap Growth Opportunities Fund. This reorganization was accomplished in two steps. The Mercury Select Growth Fund historically invested all of its assets in the corresponding portfolio of Mercury Master Trust in a "master/feeder" structure. The Mercury Select Growth Fund received a distribution of all of the assets and liabilities of the Mercury Master Trust in return for the Mercury Select Growth Fund's interests in the master portfolio in a "redemption-in-kind" transaction. Immediately after this redemption, the Mercury Select Growth Fund Class I, A, B and C transferred all of its assets and liabilities to the Turner Large Cap Growth Opportunities Fund Class I. Under the Agreement and Plan of Reorganization, 710,025 shares of the Turner Large Cap Growth Opportunities Fund were issued for net assets of $5,852,119 (including unrealized appreciation of $13,903) of the Mercury Select Growth Fund in a tax-free exchange. The value of the Turner Large Cap Growth Opportunities Fund was $5,852,119, which included unrealized gains of $13,903. The financial reporting prior to August 17, 2002 reflects the performance and accounting history of the Mercury Select Growth Fund.

In a tax-free reorganization, the Penn Capital Strategic High Yield Bond Fund (part of the Turner Funds) transferred all of its assets and liabilities into the Turner High Yield Fund on May 1, 2002.


10. LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms approved by the board of trustees. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Net income earned on investment of cash collateral and loan fees received on non-cash collateral are allocated between Goldman Sachs & Co. and the Funds in accordance with the Lending Agreement.

In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings.

No securities were loaned from any of the Funds during the period ended September 30, 2002.


11. IN-KIND TRANSFERS OF SECURITIES:

During the period ended September 30, 2001, the Turner Midcap Growth Fund issued 619,270 shares of beneficial interest in exchange for $15,191,321 in portfolio assets from certain accounts managed by Turner Investment Partners, Inc.

During the period ended September 30, 2001, the Turner Disciplined Large Cap Growth Fund issued 455,988 shares of beneficial interest in exchange for $2,430,415 in portfolio assets from certain accounts managed by Turner Investment Partners, Inc.

12. SUBSEQUENT EVENT:

On November 15, 2002, the Board of Trustees of the Turner Funds unanimously voted to close and liquidate the Global Top 40 and the New Energy & Power Technology Funds, effective December 31, 2002. As a result of the decision to close and liquidate these two Funds, the Board also voted to close these Funds to new investments effective as of the close of business on November 30, 2002.


150   TURNER FUNDS 2002 ANNUAL REPORT

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
TURNER FUNDS:

We have audited the accompanying statements of net assets of Turner Disciplined Large Cap Growth Fund, Turner Large Cap Growth Opportunities Fund, Turner Midcap Growth Fund, Turner Small Cap Growth Fund, Turner Micro Cap Growth Fund, Turner Large Cap Value Fund, Turner Midcap Value Fund, Turner Small Cap Value Fund, Turner Small Cap Value Opportunities Fund, Turner Small Cap Equity Fund, Turner New Energy & Power Technology Fund, Turner Healthcare & Biotechnology Fund, Turner Core Fixed Income Fund, Turner Total Return Fixed Income Fund, Turner High Yield Fund, Turner Ultra Short Duration Fixed Income Fund and Turner Short Duration Fixed Income Fund and the statements of assets and liabilities, including the schedule of investments, of Turner Technology Fund, Turner Concentrated Growth Fund, Turner Global Top 40 Fund, Turner New Enterprise Fund, Turner Financial Services Fund and Turner Tax Managed U.S. Equity Fund, (collectively, the "Turner Funds") as of September 30, 2002, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented therein, except for the financial statements and financial highlights for the periods ended September 30, 2000 and September 30, 2001 for the Turner Large Cap Growth Opportunities Fund and the periods ending prior to October 31, 2001 for the Turner Financial Services Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for the periods ended September 30, 2000 and September 30, 2001 for the Turner Large Cap Growth Opportunities Fund and the periods ending prior to October 31, 2001 for the Turner Financial Services Fund were audited by other auditors whose reports dated November 13, 2001 and June 14, 2001, respectively, expressed unqualified opinions on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Turner Funds at September 30, 2002, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented therein, except for the financial statements and financial highlights for the periods ended September 30, 2000 and September 30, 2001 for the Turner Large Cap Growth Opportunities Fund and the periods ending prior to October 31, 2001 for the Turner Financial Services Fund which were audited by other auditors, in conformity with accounting principles generally accepted in the United States.

                                                            /S/Ernst & Young LLP

Philadelphia, Pennsylvania
November 15, 2002


                                           TURNER FUNDS 2002 ANNUAL REPORT   151

--------------------------------------------------------------------------------


                           SHAREHOLDER VOTING RESULTS
                                   (UNAUDITED)

ON JULY 31, 2002, the shareholders of the Turner High Yield Fund ("the Fund") voted to approve Turner Investment Partners, Inc. ("Turner") as the Fund's investment adviser and an investment advisory agreement between the Trust, on the Fund's behalf, and Turner. The results of the voting were as follows:

                        SHARES VOTED      % OF VOTED      % OF TOTAL
                        ------------      ----------      ----------
          FOR           1,690,245.00        100.00%         73.78%
          AGAINST               0.00          0.00           0.00
          ABSTAIN               0.00          0.00           0.00


152   TURNER FUNDS 2002 ANNUAL REPORT

--------------------------------------------------------------------------------


                             NOTICE TO SHAREHOLDERS
                                       OF
                                  TURNER FUNDS
                                   (UNAUDITED)

For shareholders that do not have a September 30, 2002 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2002, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2002, each Fund is designating the following items with regard to distributions paid during the year.


                                        LONG-TERM      LONG-LONG
                                       (20% RATE)     (18% RATE)      ORDINARY     TAX-EXEMPT
                                      CAPITAL GAIN   CAPITAL GAIN      INCOME        INCOME          TOTAL      QUALIFYING
                                      DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS DISTRIBUTIONS  DISTRIBUTIONS DIVIDENDS(1)
                                     --------------  -------------  ------------- -------------  ------------- ------------
Disciplined Large Cap
   Growth Fund                               -- %          -- %            -- %         -- %           -- %          -- %
Large Cap Growth
   Opportunities Fund                        --            --              --           --             --            --
Midcap Growth Fund                           --            --              --           --             --            --
Small Cap Growth Fund                        --            --              --           --             --            --
Micro Cap Growth Fund                        --            --              --           --             --            --
Large Cap Value Fund                         --            --          100.00           --         100.00         98.68
Midcap Value Fund                         77.61          0.75           21.64           --         100.00         45.17
Small Cap Value Fund                         --            --          100.00           --         100.00        100.00
Small Cap Value
   Opportunities Fund                        --            --              --           --             --            --
Small Cap Equity Fund                        --            --              --           --             --            --
Technology Fund                              --            --              --           --             --            --
Concentrated Growth Fund                     --            --              --           --             --            --
Global Top 40 Fund                           --            --              --           --             --            --
New Enterprise Fund                          --            --              --           --             --            --
Financial Services Fund                    91.31         0.37            8.32           --         100.00          0.94
New Energy & Power
   Technology Fund                           --            --              --           --             --            --
Healthcare &
   Biotechnology Fund                        --            --          100.00           --         100.00            --
Tax Managed U.S. Equity Fund                 --            --              --           --             --            --
Core Fixed Income Fund                       --            --          100.00           --         100.00            --
Total Return Fixed
   Income Fund                             1.54            --           98.46           --         100.00            --
High Yield Fund                              --            --          100.00           --         100.00          0.91
Ultra Short Duration
   Fixed Income Fund                         --            --          100.00           --         100.00            --
Short Duration Fixed
   Income Fund                               --            --          100.00           --         100.00            --


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".







                                           TURNER FUNDS 2002 ANNUAL REPORT   153

TRUSTEES AND OFFICERS OF THE TRUST  (UNAUDITED)
--------------------------------------------------------------------------------




                                                                                                   NUMBER OF
                                                                                                   PORTFOLIO
                                                                   PRINCIPAL                       IN COMPLE
                             POSITION           TERM OF OFFICE     OCCUPATION(S)                   OVERSEEN       OTHER
                             HELD WITH          AND LENGTH         DURING PAST                     BY             DIRECTORSHIPS
 NAME, ADDRESS, AND AGE      THE FUND           OF TIME SERVED     5 YEARS                         TRUSTEE        HELD
-----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
-----------------------------------------------------------------------------------------------------------------------------------
 Robert E. Turner            Trustee            Trustee            Chairman and Chief              23             ACP Funds,
 1235 Westlakes Drive                           since 1996         Investment Officer -                           Alpha Select
 Suite 350                                                         Growth Equities of Turner                      Funds,
 Berwyn, PA 19312                                                  since 1990.                                    Bradley
 (46)                                                                                                             University,
                                                                                                                  Episcopal Academy
-----------------------------------------------------------------------------------------------------------------------------------
 *Mr. Turner is deemed to be an "Interested Trustee" by virtue of his relationship with Turner Investment Partners, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Alfred C. Salvato           Trustee            Trustee            Treasurer, Thomas               23             Alpha Select
 13 Fountain Court                              since 1996         Jefferson University                           Funds
 Cherry Hill, NJ 08034                                             Health Care Pension Fund
 (44)                                                              since 1995, and Assistant
                                                                   Treasurer, 1988-1995.
-----------------------------------------------------------------------------------------------------------------------------------
 Janet F. Sansone            Trustee            Trustee            Self-employed. Consultant       23              N/A
 1023 North Pitt Street                         since 1997         since 1999. Senior Vice
 Alexandria, VA 22314-1525                                         President of Human
 (57)                                                              Resources of Frontier
                                                                   Corporation
                                                                   (telecommunications
                                                                   company), (1993-1999).
-----------------------------------------------------------------------------------------------------------------------------------
 Dr. John T. Wholihan        Trustee            Trustee            Professor and Dean,             23              TDK Mediactive
 7900 Loyola Blvd.                              since 1996         Loyola Marymount
 Los Angeles, CA 90045-8395                                        University, since 1984.
 (64)                                                              Director, TDK Mediactive.
-----------------------------------------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
 Stephen J. Kneeley          President          President          TID Director, President         N/A             N/A
 1235 Westlakes Drive        and Chief          and Chief          of Turner -- Chief
 Suite 350                   Executive          Executive          Operating Officer of
 Berwyn, PA 19312            Officer            Officer            Turner, 1990-2001.
 (39)                                           since 1997
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Grady, Jr.          Executive          Vice               Chief Operating Officer,        N/A             N/A
 1235 Westlakes Drive        Vice               President          General Counsel and Chief
 Suite 350                   President &        & Secretary        Legal Officer of Turner
 Berwyn, PA 19312            Secretary           since 2001        since February, 2001. TID
 (41)                                                              President and Chief
                                                                   Operating Officer since
                                                                   September 2001. Partner,
                                                                   Morgan, Lewis & Bockius
                                                                   LLP (October 1995-January
                                                                   2001).
-----------------------------------------------------------------------------------------------------------------------------------
 Brian M. Ferko              Vice               Vice               TID Vice President,             N/A             N/A
 1235 Westlakes Drive        President &        President          Director of Mutual Fund
 Suite 350                   Assistant          & Assistant        Administration and
 Berwyn, PA 19312            Secretary          Secretary          Operations for the Turner
 (31)                                           since 2000         Funds since 1997.
                                                                   Relationship Manager, SEI
                                                                   Investments (1995-1997).
-----------------------------------------------------------------------------------------------------------------------------------
 Todd B. Cipperman           Vice               Vice               Vice President and              N/A             N/A
 SEI Investments,            President          President          Assistant Secretary of
 One Freedeom                and Assistant      and Assistant      SEI Investments since
 Valley Road                 Secretary          Secretary          1995. Previously,
 Oaks, PA 19456                                 since 1996         Associate, Dewey
 (35)                                                              Ballantine, 1994-1995.
                                                                   Associate, Winston and
                                                                   Strawn, 1991-1994.
-----------------------------------------------------------------------------------------------------------------------------------
Peter Golden                 Controller         Controller         Director of Fund                N/A             N/A
SEI Investments,             and Chief          and Chief          Accounting of SEI
One Freedom                  Financial          Financial          Investments since June
Valley Road                  Officer            Officer            2001. Previously, Vice
Oaks, PA 19456                                  since 2001         President of Fund
(38)                                                               Administration, J.P.
                                                                   Morgan Chase & Co., March
                                                                   2000 to April 2001; Vice
                                                                   President, Fund and
                                                                   Pension Accounting, June
                                                                   1997 to March 2000.
-----------------------------------------------------------------------------------------------------------------------------------


154  TURNER FUNDS 2002 ANNUAL REPORT


                                                                                                   NUMBER OF
                                                                                                   PORTFOLIO
                                                                   PRINCIPAL                       IN COMPLE
                             POSITION           TERM OF OFFICE     OCCUPATION(S)                   OVERSEEN       OTHER
                             HELD WITH          AND LENGTH         DURING PAST                     BY             DIRECTORSHIPS
 NAME, ADDRESS, AND AGE      THE FUND           OF TIME SERVED     5 YEARS                         TRUSTEE        HELD
-----------------------------------------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis             Vice               Vice              Vice President and               N/A            N/A
SEI Investments,             President          President         Assistant Secretary of
One Freedom                  andAssistant       and Assistant     SEI Investments since
Valley Road                  Secretary          Secretary         1998. Assistant General
Oaks, PA 19456                                  since 1999        Counsel and Director of
(38)                                                              Arbitration, Philadelphia
                                                                  Stock Exchange,
                                                                  1989-1998.
-----------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr.      Vice               Vice              Vice President and               N/A            N/A
SEI Investments,             President          President         Assistant Secretary of
One Freedom                  andAssistant       and Assistant     SEI Investments since
Valley Road                  Secretary          Secretary         August 2000. Vice
Oaks, PA 19456                                  since 2000        President, Merrill Lynch
(34)                                                              & Co. Asset Management
                                                                  Group (1998-2000).
                                                                  Associate at Pepper
                                                                  Hamilton LLP (1997-1998).
                                                                  Associate at Reboul,
                                                                  MacMurray, Hewitt,
                                                                  Maynard & Kristol
                                                                  (1994-1997).
-----------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto             Vice               Vice               Employed by SEI                 N/A            N/A
SEI Investments,             President          President          Investments since October
One Freedom                  andAssistant       and Assistant      1999. Vice President and
Valley Road                  Secretary          Secretary          Assistant Secretary of
Oaks, PA 19456                                  since 2000         SEI Investments since
(34)                                                               December 1999. Associate
                                                                   at Dechert Price & Rhoads
                                                                   (1997-1999). Associate at
                                                                   Richter, Miller & Finn
                                                                   (1994-1997).
-----------------------------------------------------------------------------------------------------------------------------------
Christine M. McCullough      Vice               Vice               Employed by SEI                 N/A            N/A
SEI Investments,             President          President          Investments since
One Freedom                  andAssistant       and Assistant      November 1, 1999. Vice
Valley Road                  Secretary          Secretary          President and Assistant
Oaks, PA 19456                                  since 2000         Secretary of SEI
(41)                                                               Investments since
                                                                   December 1999. Associate
                                                                   at White and Williams LLP
                                                                   (1991-1999). Associate at
                                                                   Montgomery, McCracken,
                                                                   Walker & Rhoads
                                                                   (1990-1991).
-----------------------------------------------------------------------------------------------------------------------------------
Diane J. Drake               Vice               Vice               Deputy Counsel for Turner       N/A            N/A
1235 Westlakes Drive         President          President          since October 2001.
Suite 350                    andAssistant       and Assistant      Previously, Associate,
Berwyn, PA 19312             Secretary          Secretary          Stradley, Ronon, Stevens
(35)                                            since 2001         & Young, LLP (June
                                                                   1998-October 2001). Staff
                                                                   Attorney, Rodney Square
                                                                   Management Corporation
                                                                   (November 1996-June
                                                                   1998).
-----------------------------------------------------------------------------------------------------------------------------------
Brian McNally                Vice President     Vice                Deputy General Counsel         N/A            N/A
1235 Westlakes Drive                            President           for Turner since 2002.
Suite 350                                       since               Previously Assistant
Berwyn, PA 19312                                2002                General Counsel with Bank
(44)                                                                of America (September
                                                                    1997- July 2002).
-----------------------------------------------------------------------------------------------------------------------------------
John Canning                 Vice President     Vice               Assistant Director of           N/A            N/A
1235 Westlakes Drive                            President          Mutual Fund
Suite 350                                       since              Administration and
Berwyn, PA 19312                                2002               Operations since 2000.
(31)                                                               Previously
                                                                   Implementations Analyst
                                                                   with SEI Investments
                                                                   (December 1998-December
                                                                   2000). Transfer Agent
                                                                   Manager with Pilgrim
                                                                   Baxter and Associates
                                                                   (February 1998- December
                                                                   1998). Account Director
                                                                   with SEI Investments
                                                                   (July 1993-February
                                                                   1998).
-----------------------------------------------------------------------------------------------------------------------------------
Antoinette Robbins           Vice President     Vice               Director of Compliance          N/A            N/A
1235 Westlakes Drive                            President          for Turner since 2002.
Suite 350                                       since              Previously Senior Gift
Berwyn, PA 19312                                2002               Planning Officer with
(39)                                                               American Civil Liberties
                                                                   Union (May 2001-August
                                                                   2001). Assistant Vice
                                                                   President, Counsel with
                                                                   Equitable Financial
                                                                   Consultants, Inc. (March
                                                                   1996-May 2001).
-----------------------------------------------------------------------------------------------------------------------------------


                                            TURNER FUNDS 2002 ANNUAL REPORT  155

--------------------------------------------------------------------------------

TURNER FUNDS


TURNER FUNDS TRUSTEES

ALFRED C. SALVATO
Treasurer
Thomas Jefferson University Health Care Pension Fund

JANET F. SANSONE
Retired, Corporate Vice President, Human Resources
Frontier Corporation

ROBERT E. TURNER
Chairman and Chief Investment Officer -
   Growth Equities
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor and Dean, College of Business
Loyola Marymount University



INVESTMENT ADVISER
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

DISTRIBUTOR
TURNER INVESTMENT DISTRIBUTORS, INC.
Berwyn, Pennsylvania

ADMINISTRATOR
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
Philadelphia, Pennsylvania

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.

TURNER
FUNDS
-----------------------------------------
TURNER FUNDS
P.O. Box 219805
Kansas City, MO 64121-9805
Telephone: 1-800-224-6312
Email: mutualfunds@turnerinvestments.com
Web Site: www.turnerinvestments.com



TUR-AR-001-0200